UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03623

Exact name of registrant as specified in charter:	The Prudential Series Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2008

Date of reporting period:	9/30/2008

Item 1.	Schedule of Investments

CONSERVATIVE BALANCED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 89.6%
COMMON STOCKS 47.2%
Aerospace & Defense 1.3%
BAE Systems PLC (United Kingdom)	5,613	$41,378
Boeing Co.	77,300	4,433,155
European Aeronautic Defense and Space Co. EADS N.V. (Netherlands)	3,756	64,095
General Dynamics Corp.	41,100	3,025,782
Goodrich Corp.	13,100	544,960
Honeywell International, Inc.	75,612	3,141,679
L-3 Communications Holdings, Inc.	12,300	1,209,336
Lockheed Martin Corp.	34,600	3,794,582
Northrop Grumman Corp.	34,462	2,086,329
Precision Castparts Corp.	14,000	1,102,920
Raytheon Co.	43,100	2,306,281
Rockwell Collins, Inc.	17,300	831,957
United Technologies Corp.	99,500	5,975,970

		28,558,424

Air Freight & Logistics 0.5%
C.H. Robinson Worldwide, Inc.(b)	18,000	917,280
Expeditors International Washington, Inc.(b)	19,800	689,832
FedEx Corp.	30,800	2,434,432
United Parcel Service, Inc.(b)	103,200	6,490,248

		10,531,792

Airlines 0.1%
Southwest Airlines Co.(b)	70,800	1,027,308

Auto Components 0.1%
Goodyear Tire & Rubber Co. (The)(a)	23,400	358,254
Johnson Controls, Inc.	61,100	1,853,163
Stanley Electric Co. Ltd.(Japan)	300	4,401
Teikoku Piston Ring Co. Ltd (Japan)	800	4,143

		2,219,961

Automobiles 0.1%
Daimler AG (Germany)	1,592	80,387
Fiat SpA (Italy)	4,003	53,792
Ford Motor Co.(a)(b)	210,785	1,096,082
General Motors Corp.(b)	54,991	519,665
Harley-Davidson, Inc.	26,000	969,800
Isuzu Motors Ltd. (Japan)	7,000	19,453
Mazda Motor Corp. (Japan)	2,600	10,589
Nissan Motor Co. Ltd. (Japan)	7,900	53,418
Peugeot SA (France)	1,200	45,163
Renault SA (France)	1,061	67,617
Toyota Motor Corp. (Japan)	3,200	136,808

		3,052,774

Beverages 1.3%
Anheuser-Busch Cos., Inc.(b)	73,200	4,749,216
Baron de Ley (Spain)(a)	111	7,148
Brown-Forman Corp. (Class B Stock)(b)	8,800	631,928
Coca-Cola Co. (The)(b)	203,500	10,761,080
Coca-Cola Enterprises, Inc.	28,000	469,560
Constellation Brands, Inc.(a)	19,100	409,886
Diageo PLC (United Kingdom)	3,278	55,921
Kirin Holdings Co. Ltd.(Japan)	4,000	52,556
Molson Coors Brewing Co. (Class B Stock)	14,400	673,200
Pepsi Bottling Group, Inc.	13,500	393,795
PepsiCo, Inc.	160,530	11,440,973

		29,645,263

Biotechnology 0.8%
Amgen, Inc.(a)	110,360	6,541,037
Biogen Idec, Inc.(a)	29,890	1,503,168
Celgene Corp.(a)	43,100	2,727,368
Genzyme Corp.(a)	27,200	2,200,208
Gilead Sciences, Inc.(a)	92,400	4,211,592
Grifols SA (Spain)	622	15,893

		17,199,266

Building Products
Asahi Glass Co. Ltd. (Japan)	11,000	96,697
Cie de Saint-Gobain (France)	264	13,656
Masco Corp.(b)	34,800	624,312
Nippon Sheet Glass Co. Ltd. (Japan)	2,000	10,358

		745,023

Capital Markets 1.3%
3i Group PLC (United Kingdom)	3,138	39,732
American Capital Ltd.	19,000	484,690
Ameriprise Financial, Inc.	24,820	948,124
The Bank of New York Mellon	115,258	3,755,106
BinckBank N.V. (Netherlands)	1,254	9,730
Charles Schwab Corp. (The)	96,850	2,518,100
Close Brothers Group PLC (United Kingdom)	894	9,016
Credit Suisse Group AG (Switzerland)	1,786	83,410
Deutsche Bank AG (Germany)	856	62,157
E*Trade Financial Corp.(a)(b)	37,000	103,600
Federated Investors, Inc. (Class B Stock)	9,000	259,650
Franklin Resources, Inc.	16,600	1,462,958
Goldman Sachs Group, Inc. (The)	42,600	5,452,799
Invesco Limited	36,500	765,770
Janus Capital Group, Inc.(b)	18,600	451,608
Legg Mason, Inc.	13,500	513,810
Macquarie Group Ltd. (Australia)	1,508	46,433
Merrill Lynch & Co., Inc.(b)	153,300	3,878,490
Morgan Stanley	111,680	2,568,640
Northern Trust Corp.	20,700	1,494,540
State Street Corp.	42,800	2,434,464
T. Rowe Price Group, Inc.(b)	27,200	1,460,912

		28,803,739

Chemicals 1.0%
Air Products and Chemicals, Inc.	22,300	1,527,327
Ashland, Inc.	7,100	207,604
BASF AG (Germany)	2,110	101,849
CF Industries Holding, Inc.	5,600	512,176
Dow Chemical Co. (The)	94,231	2,994,661
E. I. Du Pont de Nemours & Co.(b)	91,020	3,668,106
Eastman Chemical Co.	8,000	440,480
Ecolab, Inc.	18,500	897,620
Hercules, Inc.	11,500	227,585
Incitec Pivot Ltd. (Australia)	16,948	67,903
International Flavors & Fragrances, Inc.	8,300	327,518
K+S AG (Germany)	1,100	78,324
Koninklijke DSM NV (Netherlands)	2,487	117,634
Monsanto Co.	55,894	5,532,388
PPG Industries, Inc.	17,300	1,008,936
Praxair, Inc.	32,000	2,295,680
Rohm and Haas Co.(b)	12,811	896,770
Sigma-Aldrich Corp.(b)	12,300	644,766
Syngenta AG (Switzerland)	210	44,286
Yara International ASA (Norway)	2,426	86,341

		21,677,954

Commercial Banks 1.5%
77 Bank Ltd. (The)(Japan)	1,000	5,042
Allied Irish Banks PLC (Ireland)	2,758	22,672
Banco Bilbao Vizcaya Argentaria SA (Spain)	6,236	100,840
Banco Popolare Scarl (Italy)	501	7,783
Banco Santander Central Hispano SA (Spain)	11,762	176,363
Barclay’s PLC (United Kingdom)	25,130	149,308
BB&T Corp.(b)	54,800	2,071,440
BNP Paribas (France)	1,358	129,631
Comerica, Inc.(b)	15,200	498,408
Commerzbank AG (Germany)	3,897	60,046
Credit Agricole SA (France)	3,544	68,257
Danske Bank A/S (Denmark)	3,168	76,278
Dexia SA (Belgium)	3,614	39,477
DnB NOR ASA (Norway)	3,183	24,693
Fifth Third Bancorp	54,321	646,420
First Horizon National Corp.	14,016	131,190
HBOS PLC (United Kingdom)	23,067	52,334
HSBC Holdings PLC (United Kingdom)	13,216	213,811
Huntington Bancshares, Inc.(b)	52,936	422,959
KBC Groep NV (Belgium)	303	26,358
KeyCorp	49,500	591,030
Lloyds TSB Group PLC (United Kingdom)	19,316	77,617
M&T Bank Corp.(b)	8,100	722,925
Marshall & Ilsley Corp.(b)	29,200	588,380
Mitsubishi Financial Group, Inc. (Japan)	5,099	44,465
Mitsui Trust Holdings, Inc. (Japan)	25,000	134,968
Mizuho Financial Group, Inc. (Japan)	10	43,731

National Australia Bank Ltd. (Australia)	3,847	77,642
National City Corp.(b)	68,700	120,225
PNC Financial Services Group, Inc.(b)	35,900	2,681,729
Regions Financial Corp.	84,603	812,189
Resona Holdings, Inc.(Japan)	57	76,895
Royal Bank of Scotland Group PLC (United Kingdom)	37,287	120,284
Skandinaviska Enskilda Banken AB (Class A Stock)(Sweden)	2,050	31,974
Societe Generale (France)	182	16,349
SunTrust Banks, Inc.	35,600	1,601,644
Swedbank AB (Class A Stock) (Sweden)	7,793	101,882
U.S. Bancorp	175,885	6,335,377
UniCredit SpA (Italy)	28,578	106,863
United Overseas Bank Ltd. (Singapore)	2,000	23,910
Wachovia Corp.(b)	181,640	635,740
Wells Fargo & Co.	336,800	12,640,103
Westpac Banking Corp. (Australia)	861	15,261
Zions Bancorporation(b)	13,550	524,385

		33,048,878

Commercial Services & Supplies 0.2%
Allied Waste Industries, Inc.(a)	39,700	441,067
Avery Dennison Corp.(b)	10,400	462,592
Cintas Corp.(b)	13,200	378,972
Matsuda Sangyo Co. Ltd. (Japan)	430	7,116
Pitney Bowes, Inc.	21,600	718,416
RR Donnelley & Sons Co.(b)	22,900	561,737
Waste Management, Inc.	52,242	1,645,100

		4,215,000

Communications Equipment 1.2%
Ciena Corp.(a)(b)	10,142	102,231
Cisco Systems, Inc.(a)	601,000	13,558,560
Corning, Inc.	159,600	2,496,144
Harris Corp.	11,800	545,160
JDS Uniphase Corp.(a)(b)	21,475	181,679
Juniper Networks, Inc.(a)(b)	51,900	1,093,533
Motorola, Inc.	228,525	1,631,669
Nokia Corp. (Finland)	7,578	141,340
QUALCOMM, Inc.	168,500	7,240,445
Tellabs, Inc.(a)	45,800	185,948

		27,176,709

Computers & Peripherals 2.1%
Apple, Inc.(a)	89,800	10,206,668
Dell, Inc.(a)(b)	191,800	3,160,864
EMC Corp.(a)	209,350	2,503,826
Fujitsu Ltd. (Japan)	1,000	5,622
Hewlett-Packard Co.	251,948	11,650,076
International Business Machines Corp.(b)	140,300	16,409,487
Lexmark International, Inc.(a)(b)	9,833	320,261
NetApp, Inc.(a)	38,800	707,324
QLogic Corp.(a)(b)	19,600	301,056
SanDisk Corp.(a)(b)	22,300	435,965
Sun Microsystems, Inc.(a)	81,575	619,970
Teradata Corp.(a)	17,600	343,200

		46,664,319

Construction & Engineering 0.1%
Boart Longyear Group (Australia)	11,548	10,416
Fluor Corp.	18,000	1,002,601
Jacobs Engineering Group, Inc.(a)	11,800	640,858
JGC Corp. (Japan)	3,000	48,130
Kajima Corp. (Japan)	44,000	132,919
Kinden Corp. (Japan)	3,000	28,579

		1,863,503

Construction Materials
Lafarge SA (France)	58	6,107
Vulcan Materials Co.(b)	10,600	789,700

		795,807

Consumer Finance 0.3%
American Express Co.	116,700	4,134,680
Capital One Financial Corp.(b)	40,361	2,058,411
Credit Saison Co. Ltd. (Japan)	5,400	88,749
Discover Financial Services	57,540	795,203
SFCG Co. Ltd. (Japan)	220	10,018
SLM Corp.(a)	45,100	556,534

		7,643,595

Containers & Packaging 0.1%
Ball Corp.	10,000	394,900
Bemis Co., Inc.	11,300	296,173
Pactiv Corp.(a)	15,100	374,933
Sealed Air Corp.	15,800	347,442

		1,413,448

Distributors
Genuine Parts Co.	17,900	719,759
Pacific Brands Ltd. (Australia)	33,878	52,959

		772,718

Diversified Consumer Services 0.1%
Apollo Group, Inc.(a)(b)	13,900	824,270
H&R Block, Inc.	35,300	803,075

		1,627,345

Diversified Financial Services 2.3%
Bank of America Corp.(b)	464,577	16,260,195
Challenger Financial Services Group Ltd. (Australia)	15,317	30,222
CIT Group, Inc.(b)	30,800	214,368
Citigroup, Inc.	551,558	11,312,455
CME Group, Inc.(b)	6,640	2,466,826
Deutsche Boerse AG (Germany)	82	7,594

Fortis (Belgium)	5,951	36,765
IFIL Investments SpA (Italy)	3,252	14,747
ING Groep NV (Netherlands)	3,456	74,089
IntercontinentalExchange, Inc.(a)	7,700	621,236
Investor AB (Sweden)	4,041	75,671
JPMorgan Chase & Co.	370,845	17,318,462
Leucadia National Corp.(b)	16,500	749,760
Moody’s Corp.(b)	21,100	717,400
NYSE Euronext(b)	27,900	1,093,122

		50,992,912

Diversified Telecommunication Services 1.3%
AT&T, Inc.	608,968	17,002,387
BT Group PLC (United Kingdom)	28,313	82,080
CenturyTel, Inc.	14,200	520,430
Embarq Corp.(b)	16,943	687,039
France Telecom SA (France)	5,359	150,317
Frontier Communications Corp.(b)	31,000	356,500
Nippon Telegraph & Telephone Corp. (Japan)	23	102,659
Qwest Communications International, Inc.(b)	163,057	526,674
Telecom Italia SpA (RNC) (Italy)	24,114	27,334
Telefonica SA (Spain)	6,923	164,612
Telstra Corp. Ltd. (Australia)	9,679	32,473
Verizon Communications Group, Inc.	291,176	9,343,838
Windstream Corp.	51,857	567,316

		29,563,659

Electric Utilities 1.0%
Allegheny Energy, Inc.	16,200	595,674
American Electric Power Co., Inc.	40,360	1,494,531
Duke Energy Corp.	127,624	2,224,486
E.ON AG (Germany)	4,957	251,763
Edison International	32,900	1,312,710
Enel SpA (Italy)	21,194	176,920
Entergy Corp.	19,600	1,744,596
Exelon Corp.	65,874	4,125,031
FirstEnergy Corp.	32,101	2,150,446
FPL Group, Inc.	41,700	2,097,510
Hong Kong Electric Holdings (Hong Kong)	14,500	91,074
Iberdrola S.A. (Spain)	5,412	54,980
Pepco Holdings, Inc.	22,500	515,475
Pinnacle West Capital Corp.	9,700	333,777
PPL Corp.	38,500	1,425,270
Progress Energy, Inc.	27,283	1,176,716
Southern Co. (The)(b)	77,500	2,920,975
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Austria)	763	46,956

		22,738,890

Electrical Equipment 0.2%
ABB Ltd. (Switzerland)	2,102	40,733
Alstom (France)	1,305	99,061
Cooper Industries Ltd.	17,400	695,130
Emerson Electric Co.	79,500	3,242,806
Mitsubishi Electronics Corp. (Japan)	7,000	47,229

Prysmian SpA (Italy)	499	9,816
Rockwell Automation, Inc.	16,200	604,908
Schneider Electric SA (France)	443	38,042
Vestas Wind Systems A/S (Denmark)(a)	56	4,888

		4,782,613

Electronic Equipment & Instruments 0.2%
Agilent Technologies, Inc.(a)	37,714	1,118,597
Amphenol Corp., (Class A Stock)	3,100	124,434
Hitachi Ltd. (Japan)	11,000	74,261
Jabil Circuit, Inc.	23,600	225,144
Molex, Inc.	15,000	336,750
Nippon Electric Glass Co. Ltd. (Japan)	11,000	99,643
Premier Farnell PLC (United Kingdom)	3,778	11,100
Shimadzu Corp. (Japan)	4,000	32,413
Tyco Electronics Ltd. (Bermuda)	48,515	1,341,925
Yaskawa Electric Corp. (Japan)	5,000	28,471

		3,392,738

Energy Equipment & Services 1.2%
B.J. Services Co.	31,900	610,247
Baker Hughes, Inc.	31,050	1,879,767
Cameron International Corp.(a)(b)	21,800	840,172
ENSCO International, Inc.(b)	16,800	968,184
Halliburton Co.	89,200	2,889,188
Nabors Industries Ltd. (Bermuda)(a)	27,700	690,284
National Oilwell Varco, Inc.(a)	41,000	2,059,430
Noble Corp.	27,800	1,220,420
Petroleum Geo-Services ASA (Norway)(a)	448	5,920
Rowan Cos., Inc.	13,200	403,260
Schlumberger Ltd.	122,200	9,542,599
Smith International, Inc.	22,000	1,290,080
Transocean, Inc. (Cayman Islands)	31,847	3,498,074
Weatherford International Ltd. (Bermuda)(a)	66,800	1,679,352

		27,576,977

Exchange Traded Fund
iShares MSCI EAFE Index Fund	8,200	461,660

Food & Staples Retailing 1.4%
AWB Ltd. (Australia)	14,555	32,513
Casino Guichard Perrachon SA (France)	400	35,692
Cawachi Ltd. (Japan)	100	1,895
Costco Wholesale Corp.	44,000	2,856,920
CVS Caremark Corp.	145,548	4,899,146
Koninklijke Ahold NV (Netherlands)	1,838	21,232
Kroger Co. (The)	71,346	1,960,588
Lawson, Inc. (Japan)	2,100	96,842
Safeway, Inc.	43,200	1,024,704
SUPERVALU, Inc.	20,010	434,217
SYSCO Corp.	60,400	1,862,132
Tesco PLC (United Kingdom)	10,441	72,617
UNY Co. Ltd. (Japan)	3,000	30,528
Walgreen Co.	98,900	3,061,944

Wal-Mart Stores, Inc.	233,000	13,954,370
Wesfarmers Ltd. (Australia)	2,342	54,465
Wesfarmers Ltd. (PPS) (Australia)	671	15,446
Whole Foods Market, Inc.(b)	14,100	282,423
Woolworths Ltd. (Australia)	3,655	80,512

		30,778,186

Food Products 0.8%
Archer-Daniels-Midland Co.(b)	65,526	1,435,675
Campbell Soup Co.	23,500	907,100
ConAgra Foods, Inc.	51,000	992,460
Dean Foods Co.(a)(b)	14,000	327,040
General Mills, Inc.	34,200	2,350,223
Goodman Fielder Ltd. (Australia)	15,878	18,012
H.J. Heinz Co.	32,600	1,629,022
Hershey Co. (The)	18,500	731,490
Kellogg Co.(b)	25,800	1,447,380
Kraft Foods, Inc.	154,353	5,055,060
Lindt & Spruengli AG (Switzerland)	16	39,012
McCormick & Co., Inc.	14,400	553,680
Nestle SA (Class B Stock) (Switzerland)	4,807	207,747
Sara Lee Corp.	79,200	1,000,296
Tyson Foods, Inc. (Class A Stock)(b)	31,000	370,140
Unilever PLC (United Kingdom)	2,924	79,506
Wilmar International Ltd. (Singapore)	52,000	92,217
WM Wrigley Jr. Co.	21,300	1,691,220

		18,927,280

Gas Utilities
Gas Natural SDG SA (Spain)	1,996	74,089
Nicor, Inc.	4,600	204,010
Questar Corp.	17,900	732,468

		1,010,567

Healthcare Equipment & Supplies 1.1%
Baxter International, Inc.	64,300	4,220,009
Becton Dickinson & Co.	25,300	2,030,578
Boston Scientific Corp.(a)	142,067	1,743,162
C.R. Bard, Inc.(b)	10,000	948,700
Covidien Ltd. (Bermuda)	51,315	2,758,694
Hospira, Inc.(a)	15,360	586,752
Intuitive Surgical, Inc.(a)(b)	3,900	939,822
Medtronic, Inc.(b)	116,000	5,811,601
St. Jude Medical, Inc.(a)	36,700	1,596,083
Straumann Holding AG (Switzerland)	103	28,538
Stryker Corp.	24,300	1,513,890
Synthes, Inc. (Switzerland)	1,044	144,429
Varian Medical Systems, Inc.(a)	12,800	731,264
Zimmer Holdings, Inc.(a)	23,400	1,510,704

		24,564,226

Healthcare Providers & Services 1.0%
Aetna, Inc.	51,800	1,870,498
AmerisourceBergen Corp.	20,500	771,825
Cardinal Health, Inc.	35,850	1,766,688
Cigna Corp.	31,400	1,066,972
Coventry Health Care, Inc.(a)	15,150	493,133
DaVita, Inc.(a)	9,900	564,399
Express Scripts, Inc.(a)	27,700	2,044,814
Humana, Inc.(a)	20,900	861,080
Laboratory Corp. of America Holdings(a)(b)	11,200	778,400
McKesson Corp.	28,530	1,535,199
Medco Health Solutions, Inc.(a)	52,198	2,348,910
Patterson Cos., Inc.(a)	13,700	416,617
Quest Diagnostics, Inc.	16,100	831,887
Suzuken Co. Ltd. (Japan)	200	6,078
Tenet Healthcare Corp.(a)	44,600	247,530
UnitedHealth Group, Inc.	129,400	3,285,466
WellPoint, Inc.(a)	55,600	2,600,412

		21,489,908

Healthcare Technology
IMS Health, Inc.	22,200	419,802

Hotels, Restaurants & Leisure 0.6%
Carnival Corp.(b)	44,200	1,562,470
Darden Restaurants, Inc.	13,050	373,622
Doutor Nichires Holdings Co. Ltd. (Japan)	1,200	18,021
International Game Technology	30,800	529,144
Kuoni Reisen Holding AG (Switzerland)	38	14,680
Marriott International, Inc. (Class A Stock)	30,300	790,527
McDonald’s Corp.	116,400	7,181,881
OPAP SA (Greece)	3,254	99,878
Starbucks Corp.(a)	71,300	1,060,231
Starwood Hotels & Resorts Worldwide, Inc.(b)	19,500	548,730
TABCORP Holdings Ltd. (Australia)	5,716	37,552
Tattersalls Ltd. (Australia)	14,762	28,464
Wyndham Worldwide Corp.	16,420	257,958
Yum! Brands, Inc.(b)	50,500	1,646,805

		14,149,963

Household Durables 0.2%
Black & Decker Corp.(b)	6,900	419,175
Centex Corp.	11,900	192,780
D.R. Horton, Inc.(b)	31,100	404,922
Fortune Brands, Inc.	14,900	854,663
Harman International Industries, Inc.	6,400	218,048
KB Home	8,200	161,376
Leggett & Platt, Inc.	17,600	383,504
Lennar Corp.	13,300	202,027
Makita Corp. (Japan)	200	4,097
Matsushita Electric Industrial Co. Ltd. (Japan)	9,000	155,156
Newell Rubbermaid, Inc.	26,414	455,906
Pulte Homes, Inc.	20,800	290,576
Snap-On, Inc.	7,000	368,620
Stanley Works (The)	7,900	329,746
Whirlpool Corp.(b)	7,526	596,737

		5,037,333

Household Products 1.3%
Clorox Co.	13,800	865,122
Colgate-Palmolive Co.	51,500	3,880,525
Kimberly-Clark Corp.	42,200	2,736,248
Lion Corp. (Japan)	6,000	32,104
Procter & Gamble Co.	311,825	21,731,084
Reckitt Benckiser Group PLC (United Kingdom)	2,018	97,842

		29,342,925

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)(a)(b)	70,300	821,807
Constellation Energy Group, Inc.	18,000	437,400
Dynegy, Inc. (Class A Stock)(a)	48,400	173,272
Electric Power Development Co. Ltd. (Japan)	2,100	67,815
Iberdrola Renovables SA (Spain)(a)	13,503	59,001
International Power PLC (United Kingdom)	2,506	16,215

		1,575,510

Industrial Conglomerates 1.5%
3M Co.	71,900	4,911,489
General Electric Co.	1,018,100	25,961,550
Hutchison Whampoa Ltd. (Hong Kong)	13,000	99,847
Siemens AG (Germany)	685	64,429
Textron, Inc.(b)	24,300	711,504
Tyco International Ltd. (Bermuda)	52,315	1,832,071
Wendel (France)	664	52,960

		33,633,850

Insurance 1.3%
Aegon NV (Netherlands)	4,903	43,378
Aflac, Inc.	49,700	2,919,875
Allianz AG (Germany)	373	51,392
Allstate Corp. (The)	56,900	2,624,228
American International Group, Inc.(b)	271,688	904,721
AON Corp.(b)	30,500	1,371,280
Assurant, Inc.	10,300	566,500
Aviva PLC (United Kingdom)	15,467	134,535
AXA SA (France)	1,120	36,662
Baloise Holding AG (Switzerland)	565	38,575
Brit Insurance Holdings PLC (United Kingdom)	6,292	20,574
Chubb Corp.	38,300	2,102,670
Cincinnati Financial Corp.	17,837	507,284
CNP Assurances (France)	200	22,590
Genworth Financial, Inc.	50,800	437,388
Hannover Rueckversicheru AG (Germany)	198	7,128
Hartford Financial Services Group, Inc.(b)	31,300	1,282,987
Legal & General Group PLC (United Kingdom)	26,621	48,044
Lincoln National Corp.	28,118	1,203,732
Loews Corp.(b)	36,775	1,452,245
Marsh & McLennan Cos., Inc.	50,600	1,607,056
MBIA, Inc.(b)	17,700	210,630
MetLife, Inc.	72,800	4,076,800

Millea Holdings, Inc. (Japan)	1,900	69,756
Muenchener Rueckversicherungs AG (Germany)	421	63,709
Old Mutual PLC (United Kingdom)	27,094	37,924
Principal Financial Group, Inc.	27,400	1,191,626
Progressive Corp. (The)	70,100	1,219,740
SCOR SE (France)	2,330	45,306
Standard Life PLC (United Kingdom)	2,679	11,679
Swiss Reinsurance (Switzerland)	850	47,180
Torchmark Corp.(b)	10,000	598,000
Travelers Cos., Inc. (The)	64,335	2,907,942
Unum Group	40,010	1,004,251
XL Capital Ltd. (Class A Stock) (Bermuda)	31,000	556,140
Zurich Financial Services AG (Switzerland)	512	141,783

		29,565,310

Internet & Catalog Retail 0.1%
Amazon.com, Inc.(a)(b)	30,500	2,219,180
Expedia, Inc. (a)(b)	23,300	352,063
Home Retail Group PLC (United Kingdom)	20,576	86,713

		2,657,956

Internet Software & Services 0.7%
Akamai Technologies, Inc.(a)	16,200	282,528
eBay, Inc.(a)(b)	113,400	2,537,892
Google, Inc. (Class A Stock)(a)	24,050	9,632,506
Verisign, Inc.(a)(b)	21,600	563,328
Yahoo!, Inc.(a)	137,100	2,371,830

		15,388,084

IT Services 0.4%
Affiliated Computer Services, Inc.(a)	10,400	526,552
Automatic Data Processing, Inc.	52,800	2,257,200
Cognizant Technology Solutions Corp.(a)	28,000	639,240
Computer Sciences Corp.(a)	15,900	639,021
Convergys Corp.(a)	17,800	263,084
Fidelity National Information Services, Inc.	15,600	287,976
Fiserv, Inc.(a)	15,700	742,924
Mastercard, Inc. (Class A Stock)(b)	7,100	1,259,043
Paychex, Inc.(b)	32,100	1,060,263
Total System Services, Inc.	19,296	316,454
Unisys Corp.(a)	31,500	86,625
Western Union Co.	74,910	1,848,030

		9,926,412

Leisure Equipment & Products 0.1%
Eastman Kodak Co.	28,100	432,178
Hasbro, Inc.(b)	15,800	548,576
Mattel, Inc.	36,451	657,576
Nikon Corp. (Japan)	1,000	23,989
Sankyo Co. Ltd. (Japan)	400	20,304

		1,682,623

Life Sciences, Tools & Services 0.2%
Applied Biosystems, Inc.	18,300	626,775
Millipore Corp.(a)(b)	4,700	323,360
PerkinElmer, Inc.	12,800	319,616
Thermo Fisher Scientific, Inc.(a)	42,300	2,326,500
Waters Corp.(a)	11,300	657,434

		4,253,685

Machinery 0.8%
Alfa Laval AB (Sweden)	2,021	20,913
Atlas Copco AB (Class A Stock) (Sweden)	2,245	25,505
Caterpillar, Inc.(b)	63,400	3,778,640
Charter PLC (United Kingdom)	1,669	18,604
Cummins, Inc.	23,200	1,014,304
Danaher Corp.	25,000	1,735,000
Deere & Co.	44,300	2,192,850
Dover Corp.	19,300	782,615
Eaton Corp.	16,400	921,352
Illinois Tool Works, Inc.	40,400	1,795,780
Ingersoll-Rand Co. Ltd. (Class A Stock) (Bermuda)	34,455	1,073,962
Invensys PLC (United Kingdom)(a)	4,614	17,144
ITT Corp.	17,700	984,297
Kone OYJ (Finland)	637	17,336
Konecranes Oyj (Finland)	2,201	52,633
MAN AG (Germany)	879	59,793
Manitowoc Co., Inc. (The)	14,600	227,030
Mitsubishi Heavy Industries Ltd. (Japan)	1,000	4,343
NSK Ltd. (Japan)	3,000	17,331
PACCAR, Inc.(b)	35,943	1,372,663
Pall Corp.	12,000	412,680
Parker Hannifin Corp.	17,665	936,245
Scania AB-B Shares (Sweden)	6,253	77,013
Terex Corp.(a)	11,400	347,928
Volvo AB (Class B Stock) (Sweden)	1,639	14,808

		17,900,769

Marine
Mitsui OSK Lines Ltd. (Japan)	8,000	69,507
Nippon Yusen KK (Japan)	15,000	97,779
Orient Overseas International Ltd. (Hong Kong)	1,500	3,843

		171,129

Media 1.3%
CBS Corp. (Class B Stock)	71,634	1,044,424
Comcast Corp. (Class A Stock)	303,090	5,949,656
DIRECTV Group, Inc. (The)(a)	66,200	1,732,454
Fuji Television Network, Inc. (Japan)	41	52,884
Gannett Co., Inc.(b)	30,700	519,137
Interpublic Group of Cos., Inc.(a)(b)	46,000	356,500
McGraw-Hill Cos., Inc. (The)(b)	34,500	1,090,545
Meredith Corp.(b)	4,000	112,160
New York Times Co. (The) (Class A Stock)(b)	15,700	224,353
News Corp. (Class A Stock)	228,900	2,744,511
Omnicom Group, Inc.	34,100	1,314,896

Scripps Networks Interactive, Inc. (Class A Stock)(b)	8,600	312,266
Time Warner, Inc.(b)	360,600	4,727,466
Usen Corp. (Japan)	2,618	4,201
Viacom, Inc. (Class B Stock)(a)	65,434	1,625,381
Vivendi (France)	2,429	76,151
Walt Disney Co. (The)	192,600	5,910,893
Washington Post Co. (The) (Class B Stock)	600	334,056

		28,131,934

Metals & Mining 0.4%
AK Steel Holding Corp.	11,400	295,488
Alcoa, Inc.	84,640	1,911,172
Allegheny Technologies, Inc.	10,000	295,500
Anglo American PLC (United Kingdom)	471	15,910
ArcelorMittal (Netherlands)	2,636	132,295
BHP Billiton Ltd. (Australia)	7,901	204,404
BHP Billiton PLC (United Kingdom)	2,375	53,803
Eurasian Natural Resources	1,160	10,563
Freeport-McMoRan Copper & Gold, Inc.(b)	38,694	2,199,755
JFE Holdings, Inc. (Japan)	1,200	37,219
Newmont Mining Corp.(b)	45,900	1,779,084
Nucor Corp.	31,700	1,252,150
OneSteel Ltd. (Australia)	3,772	13,953
Rio Tinto Group PLC (United Kingdom)	2,592	162,671
Rio Tinto Ltd. (Australia)	59	3,976
Salzgitter AG (Germany)	674	69,449
ThyssenKrupp AG (Germany)	2,227	67,944
Titanium Metals Corp.(b)	8,600	97,524
United States Steel Corp.	12,000	931,320
Voestalpine AG (Austria)	1,801	56,278
Yamato Kogyo Co. Ltd. (Japan)	1,100	38,436

		9,628,894

Multiline Retail 0.4%
Big Lots, Inc.(a)(b)	9,200	256,036
Dillard’s, Inc.	2,000	23,600
Family Dollar Stores, Inc.	13,700	324,690
Isetan Mitsukoshi Holdings (Japan)	1,500	17,600
J.C. Penney Co., Inc.	22,600	753,484
Kohl’s Corp.(a)(b)	30,600	1,410,048
Macy’s, Inc.	42,274	760,087
Nordstrom, Inc.(b)	20,000	576,400
Sears Holding Corp.(a)(b)	6,042	564,927
Target Corp.(b)	79,100	3,879,854

		8,566,726

Multi-Utilities 0.6%
Ameren Corp.	21,900	854,757
CenterPoint Energy, Inc.	38,200	556,574
CMS Energy Corp.(b)	28,800	359,136
Consolidated Edison, Inc.(b)	26,500	1,138,440
Dominion Resources, Inc.	59,832	2,559,612
DTE Energy Co.	16,800	674,016
GDF Suez (France)	350	18,209

Integrys Energy Group, Inc.	7,020	350,579
National Grid PLC (United Kingdom)	7,966	101,113
NiSource, Inc.	28,900	426,564
PG&E Corp.	36,200	1,355,690
Public Service Enterprise Group, Inc.	51,300	1,682,127
RWE AG (Germany)	1,043	100,099
Sempra Energy	25,519	1,287,944
TECO Energy, Inc.	20,600	324,038
Xcel Energy, Inc.(b)	44,710	893,753

		12,682,651

Office Electronics 0.1%
Canon Finetech, Inc. (Japan)	500	5,261
Ricoh Co. Ltd. (Japan)	1,000	14,061
Xerox Corp.	90,900	1,048,077

		1,067,399

Oil, Gas & Consumable Fuels 5.0%
Anadarko Petroleum Corp.	47,654	2,311,696
Apache Corp.	33,714	3,515,696
BP PLC (United Kingdom)	37,456	311,943
Cabot Oil & Gas Corp.	9,500	343,330
Chesapeake Energy Corp.	51,600	1,850,376
Chevron Corp.	211,622	17,454,583
ConocoPhillips(b)	158,877	11,637,740
CONSOL Energy, Inc.	18,900	867,321
Devon Energy Corp.	45,400	4,140,480
El Paso Corp.	68,436	873,243
ENI SpA (Italy)	5,101	135,207
EOG Resources, Inc.(b)	25,000	2,236,500
Exxon Mobil Corp.	534,740	41,527,907
Hess Corp.	28,400	2,331,072
Marathon Oil Corp.	72,882	2,905,805
Massey Energy Corp.	8,800	313,896
Murphy Oil Corp.(b)	19,100	1,225,074
Nippon Oil Corp. (Japan)	14,000	70,500
Noble Energy, Inc.	17,900	995,061
Occidental Petroleum Corp.	83,400	5,875,530
OMV AG (Austria)	764	32,203
Peabody Energy Corp.(b)	27,100	1,219,500
Pioneer Natural Resources Co.	9,300	486,204
Range Resources Corp.	14,600	625,902
Repsol YPF SA (Spain)	3,616	107,163
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	5,919	166,281
Royal Dutch Shell PLC (Netherlands)	5,080	146,712
Showa Shell Sekiyu K.K. (Japan)	3,500	34,089
Southwestern Energy Co.(a)	36,300	1,108,602
Spectra Energy Corp.	64,062	1,524,676
Statoil Asa (Norway)	2,313	54,965
Sunoco, Inc.(b)	14,500	515,910
Tesoro Corp.(b)	12,600	207,774
Total SA (France)	3,976	241,541
Valero Energy Corp.	54,900	1,663,470
Williams Cos., Inc.	63,000	1,489,950
XTO Energy, Inc.	54,741	2,546,551

		113,094,453

Paper & Forest Products 0.1%
International Paper Co.(b)	41,773	1,093,617
MeadWestvaco Corp.	20,514	478,181
Mondi PLC (United Kingdom)	6,058	28,273
Weyerhaeuser Co.(b)	20,500	1,241,891

		2,841,962

Personal Products 0.1%
Avon Products, Inc.(b)	43,900	1,824,923
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	10,400	519,064

		2,343,987

Pharmaceuticals 3.1%
Abbott Laboratories	156,400	9,005,512
Allergan, Inc.(b)	31,000	1,596,500
AstraZeneca PLC (United Kingdom)	3,463	151,538
Barr Pharmaceuticals, Inc.(a)	10,500	685,650
Bayer AG(Germany)	1,789	131,324
Bristol-Myers Squibb Co.	203,100	4,234,635
Eli Lilly & Co.	100,500	4,425,015
Forest Laboratories, Inc.(a)	32,100	907,788
GlaxoSmithKline PLC (United Kingdom)	7,319	158,548
Johnson & Johnson	287,448	19,914,398
King Pharmaceuticals, Inc.(a)(b)	36,566	350,302
Merck & Co., Inc.	218,700	6,902,172
Mylan, Inc.(b)	28,100	320,902
Novartis AG (Switzerland)	5,592	294,416
Pfizer, Inc.	688,345	12,693,083
Roche Holding AG (Switzerland)	803	125,703
Sanofi-Aventis (France)	2,621	172,319
Schering-Plough Corp.	162,500	3,001,375
Shire Ltd. (United Kingdom)	1,906	30,140
Watson Pharmaceuticals, Inc.(a)	12,200	347,700
Wyeth	136,900	5,057,086

		70,506,106

Professional Services
AF AB (Class B Stock)(Sweden)	224	4,997
Equifax, Inc.	13,700	471,965
Monster Worldwide, Inc.(a)(b)	13,100	195,321
Robert Half International, Inc.	15,500	383,625

		1,055,908

Real Estate Investment Trusts 0.6%
Apartment Investment & Management Co. (Class A Stock)(b)	11,995	420,065
AvalonBay Communities, Inc.(b)	7,400	728,308
Boston Properties, Inc.(b)	11,800	1,105,188
Developers Diversified Realty Corp.(b)	14,200	449,998
Equity Residential(b)	27,100	1,203,511
General Growth Properties, Inc.(b)	27,200	410,720

HCP, Inc.	23,300	935,029
Host Hotels & Resorts, Inc.(b)	52,500	697,725
ING Industrial Fund (Australia)	56,195	71,202
Kimco Realty Corp.	25,200	930,888
Macquarie Goodman Group (Australia)	9,640	19,453
Plum Creek Timber Co., Inc.(b)	16,800	837,648
ProLogis	25,700	1,060,639
Public Storage, Inc.	12,200	1,207,922
Simon Property Group, Inc.(b)	23,100	2,240,699
Vornado Realty Trust(b)	13,700	1,246,015

		13,565,010

Real Estate Management & Development
CB Richard Ellis Group, Inc.(a)	21,600	288,792
Henderson Land Development Co. Ltd. (Hong Kong)	23,000	102,529
IMMOFINANZ AG (Austria)	3,779	13,368
Leopalace21 Corp. (Japan)	3,200	24,744
Meinl European Land Ltd. (Austra)(a)	1,398	10,533
Nomura Real Estate Holdings, Inc. (Japan)	5,000	119,098
Wheelock & Company Ltd. (Hong Kong)	7,000	12,697

		571,761

Road & Rail 0.5%
Burlington Northern Santa Fe Corp.(b)	29,800	2,754,414
Central Japan Railway Co. (Japan)	1	9,430
CSX Corp.	42,700	2,330,139
National Express Group PLC (United Kingdom)	513	7,418
Norfolk Southern Corp.	39,800	2,635,158
Ryder System, Inc.(b)	6,900	427,800
Sixt AG (Germany)	330	7,261
Union Pacific Corp.	52,400	3,728,783

		11,900,403

Semiconductors & Semiconductor Equipment 1.1%
Advanced Micro Devices, Inc.(a)(b)	59,000	309,750
Altera Corp.(b)	33,500	692,780
Analog Devices, Inc.	29,600	779,960
Applied Materials, Inc.(b)	133,500	2,019,855
Broadcom Corp. (Class A Stock)(a)	51,150	952,925
Intel Corp.	583,800	10,934,573
KLA-Tencor Corp.	15,000	474,750
Linear Technology Corp.(b)	24,500	751,170
LSI Corp.(a)(b)	72,800	390,208
MEMC Electronic Materials, Inc.(a)	23,300	658,458
Microchip Technology, Inc.(b)	19,800	582,714
Micron Technology, Inc.(a)(b)	70,300	284,715
National Semiconductor Corp.(b)	25,900	445,739
Novellus Systems, Inc.(a)	10,400	204,256
NVIDIA Corp.(a)	54,250	581,018
Teradyne, Inc.(a)	23,500	183,535
Texas Instruments, Inc.	137,900	2,964,850
Xilinx, Inc.(b)	28,700	673,015

		23,884,271

Software 1.8%
Adobe Systems, Inc.(a)	56,900	2,245,843
Autodesk, Inc.(a)(b)	21,800	731,390
BMC Software, Inc.(a)(b)	21,300	609,819
CA, Inc.	38,264	763,749
Citrix Systems, Inc.(a)(b)	18,500	467,310
Compuware Corp.(a)(b)	31,800	308,142
Electronic Arts, Inc.(a)	30,500	1,128,195
Intuit, Inc.(a)(b)	34,900	1,103,189
Microsoft Corp.	810,300	21,626,908
Nintendo Co. Ltd. (Japan)	300	127,252
Novell, Inc.(a)	34,200	175,788
Oracle Corp.(a)(b)	404,100	8,207,271
Salesforce.com, Inc.(a)	8,600	416,240
SAP AG (Germany)	2,386	126,974
Sumisho Computer Systems Corp. (Japan)	200	3,076
Symantec Corp.(a)(b)	85,078	1,665,827

		39,706,973

Specialty Retail 0.8%
Abercrombie & Fitch Co.	8,700	343,215
AutoNation, Inc.(a)(b)	16,974	190,788
AutoZone, Inc.(a)	4,800	592,032
Bed Bath & Beyond, Inc.(a)	26,700	838,647
Best Buy Co., Inc.	35,225	1,320,938
Fast Retailing Co. Ltd. (Japan)	1,200	122,368
GameStop Corp. (Class A Stock)(a)	15,900	543,939
Gap, Inc. (The)(b)	49,500	880,110
Home Depot, Inc.(b)	173,250	4,485,442
Limited Brands, Inc.(b)	31,106	538,756
Lowe’s Cos., Inc.	147,500	3,494,274
Office Depot, Inc.(a)(b)	27,800	161,796
RadioShack Corp.	11,200	193,536
Sherwin-Williams Co. (The)(b)	11,200	640,192
Staples, Inc.(b)	70,549	1,587,353
Tiffany & Co.	13,200	468,864
TJX Cos., Inc. (The)	42,700	1,303,204

		17,705,454

Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc.(a)(b)	38,400	961,536
Jones Apparel Group, Inc.	12,600	233,226
Liz Claiborne, Inc.	10,900	179,087
NIKE, Inc. (Class B Stock)	37,500	2,508,750
Onward Kashiyama Co. Ltd. (Japan)	1,000	10,458
Polo Ralph Lauren Corp.	5,300	353,192
Swatch Group AG (Switzerland)	2,119	71,002
VF Corp.(b)	9,600	742,176

		5,059,427

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	57,500	1,060,875
MGIC Investment Corp.(b)	9,500	66,785
Sovereign Bancorp, Inc.(b)	50,955	201,272

		1,328,932

Tobacco 0.8%
Altria Group, Inc.	212,800	4,221,952
British American Tobacco PLC (United Kingdom)	2,872	93,763
Imperial Tobacco Group PLC (United Kingdom)	4,516	144,966
Lorillard, Inc.(b)	17,047	1,212,894
Philip Morris International, Inc.	214,600	10,322,260
Reynolds American, Inc.(b)	17,700	860,574
UST, Inc.	15,100	1,004,754

		17,861,163

Trading Companies & Distributors 0.1%
Fastenal Co.(b)	12,200	602,558
ITOCHU Corp. (Japan)	13,000	78,314
Marubeni Corp. (Japan)	16,000	72,528
Mitsubishi Corp. (Japan)	2,400	50,064
Mitsui & Co. Ltd. (Japan)	2,000	24,829
Sumitomo Corp. (Japan)	2,500	23,310
W.W. Grainger, Inc.	6,900	600,093

		1,451,696

Transportation Infrastructure
Macquarie Infrastructure Group (Australia)	73,429	139,235

Wireless Telecommunication Services 0.2%
American Tower Corp. (Class A Stock)(a)	40,500	1,456,785
KDDI Corp. (Japan)	30	169,940
Sprint Nextel Corp.	290,977	1,774,960
Vodafone Group PLC (United Kingdom)	100,465	221,869

		3,623,554

TOTAL COMMON STOCKS (cost $879,151,602)		1,057,385,692

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	291	8,801
Volkswagen AG (Germany)	108	13,467

		22,268

Banking
JPMorgan Chase Capital XXVI	28,000	677,040

Diversified Financial Services
Istituto Finanziario Industriale SpA (Italy)(a)	2,987	32,995

TOTAL PREFERRED STOCKS (cost $785,733)		732,303

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)
LONG-TERM BONDS 42.4%
Aerospace/Defense 0.2%
BAE Systems Holding, Inc., 144A	Baa2	4.75%	08/15/10	$2,000	$2,029,250
Boeing Capital Corp.(b)	A2	6.10	03/01/11	975	1,023,564
Goodrich Corp.	Baa2	6.80	07/01/36	811	791,145
Northrop Grumman Corp.	Baa1	7.125	02/15/11	1,025	1,088,074
Raytheon Co.	Baa1	5.50	11/15/12	625	637,041

					5,569,074

Airlines 0.2%
American Airlines, Inc.(b)	B1	6.817	05/23/11	2,420	1,887,601
Continental Airlines, Inc.	Baa2	6.648	09/15/17	266	226,392
Continental Airlines, Inc.(j)	Baa2	6.703	06/15/21	168	141,181
Delta Air Lines, Inc.	Baa1	6.821	08/10/22	467	385,661
Southwest Airlines Co.	Baa1	6.50	03/01/12	965	955,374

					3,596,209

Asset Backed Securities 1.0%
American Express Credit Account Master Trust I, Series 2004-4, Class C, 144A(g)	Baa1	2.9575	03/15/12	1,510	1,454,319
American Express Credit Account Master Trust I, Series 2004-C, Class C, 144A(g)	Baa1	2.9875	02/15/12	78	75,204
Amortizing Residential Collateral Trust, Series 2002-BC9, Class M1(g)	A1	4.8569	12/25/32	2,462	1,913,285
Bank of America Credit Card Trust, Series 2006-C5, Class C5(g)	Baa2	2.888	01/15/16	4,159	3,145,297
CDC Mortgage Capital Trust, Series 2002-HE3, Class M1(g)	A1	4.8569	03/25/33	835	654,345
CDC Mortgage Capital Trust, Series 2003-HE1, Class M2(g)	Baa2	6.1319	08/25/33	67	29,500
Centex Home Equity, Series 2005-A, Class M2(g)	Aa2	3.7069	01/25/35	2,250	1,743,359
Citibank Credit Card Issuance Trust, Series 2006-C1, Class C1(g)	Baa2	3.588	02/20/15	1,500	1,165,756
Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB6, Class A3	Aaa	5.12	07/25/35	1,252	1,183,243
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70	07/25/34	1,660	1,305,162
First Franklin Mortgage Loan Trust, Series 2005-FFH1, Class M2(g)	Aa2	3.7269	06/25/36	1,800	1,299,833
HFC Home Equity Loan Trust, Series 2005-2, Class M2(g)	Aa1	3.678	01/20/35	562	402,228
MBNA Master Credit Card Trust, Series 1999-J, Class A	Aaa	7.00	02/15/12	2,370	2,419,928
Morgan Stanley ABS Capital I, Series 2004-NC3, Class M2(g)	A2	4.8569	03/25/34	739	583,052
Morgan Stanley Dean Witter Capital I, Series 2002-HE1, Class M1(g)	Aa2	4.1069	07/25/32	1,493	1,015,641

Morgan Stanley Dean Witter Capital I, Series 2002-NC4, Class M1(g)	Aaa	4.4819	09/25/32	1,360	1,114,752
Saxon Asset Securities Trust, Series 2005-2, Class M2(g)	Aa2	3.6469	10/25/35	1,480	1,154,978
Securitized Asset Backed Receivables LLC, Series 2004-OP1, Class M1(g)	Aa2	3.7169	02/25/34	1,660	1,280,772
Securitized Asset Backed Receivables LLC, Series 2006-FR3, Class A3(g)	Aa2	3.4569	05/25/36	1,400	778,099
SVO VOI Mortgage Corp., Series 2005-AA, Class A, 144A	Aaa	5.25	02/20/21	655	630,741

					23,349,494

Automotive 0.1%
Johnson Controls, Inc.	A3	5.50	01/15/16	235	223,980
Oshkosh Truck Corp., Bank Loan(j)	Ba3	4.322	12/06/13	1,780	1,526,350

					1,750,330

Banking 1.1%
Banco Bradesco (Cayman Islands)	A2	8.75	10/24/13	1,690	1,852,663
Bank of America Corp., Jr. Sub. Notes(g)	A1	8.00	12/29/49	2,100	1,662,921
Bank of America NA(b)	Aa1	5.30	03/15/17	850	706,094
Bank of America NA(b)	Aa1	6.00	10/15/36	1,300	1,083,440
Bank One Corp.	Aa3	7.875	08/01/10	2,500	2,563,462
Bear Stearns Cos., Inc. (The)	Aa2	5.30	10/30/15	550	487,638
Bear Stearns Cos., Inc. (The)	Aa2	6.40	10/02/17	270	252,152
Bear Stearns Cos., Inc. (The)	Aa2	7.25	02/01/18	1,135	1,092,296
Citigroup, Inc.	A1	5.625	08/27/12	1,900	1,637,682
Citigroup, Inc.	A1	6.125	08/25/36	725	470,928
Citigroup, Inc.(g)	A2	8.40	04/29/49	2,000	1,361,320
Citigroup, Inc., Sr. Unsec’d. Notes(b)	Aa3	6.875	03/05/38	790	646,193
DEPFA ACS Bank (Ireland), 144A	Aaa	5.125	03/16/37	1,325	1,256,100
HSBC Bank USA, Senior Notes	Aa2	3.875	09/15/09	250	244,587
ICICI Bank Ltd. (India), 144A(g)	Baa2	3.3281	01/12/10	1,880	1,825,856
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75	11/16/10	1,670	1,611,209
JPMorgan Chase & Co.	Aa2	4.60	01/17/11	175	169,434
JPMorgan Chase & Co.	Aa3	6.50	01/15/09	1,100	1,094,319
JPMorgan Chase & Co.(g)	A1	7.90	04/29/49	2,000	1,683,760
MUFG Capital Finance Group Ltd. (Cayman Islands)	A2	6.346	07/25/49	800	605,447
Santander Central Hispano Issuances Ltd. (Cayman Islands)	Aa2	7.625	09/14/10	805	854,177
Wells Fargo Bank	Aa1	6.45	02/01/11	90	91,375
Wells Fargo Capital XIII(g)	Aa2	7.70	12/29/49	1,000	872,010

					24,125,063

Brokerage 0.3%
Goldman Sachs Group, Inc. (The)	Aa3	5.45	11/01/12	580	491,660
Goldman Sachs Group, Inc. (The)	A1	5.625	01/15/17	765	542,987
Goldman Sachs Group, Inc. (The)	A1	6.45	05/01/36	1,770	1,155,286
Goldman Sachs Group, Inc. (The)	A1	6.75	10/01/37	113	75,438
Lehman Brothers Holdings, Inc., M.T.N.(b)(m)	B3	5.25	02/06/12	1,850	231,250
Lehman Brothers Holdings, Inc.(m)	Caa2	6.50	07/19/17	514	643
Lehman Brothers Holdings, Inc.(m)	B3	6.875	05/02/18	700	87,500
Merrill Lynch & Co., Inc.	A2	4.25	02/08/10	1,470	1,396,910
Merrill Lynch & Co., Inc.	A2	4.79	08/04/10	375	354,627

Merrill Lynch & Co., Inc.	A2	5.00	01/15/15	190	155,462
Merrill Lynch & Co., Inc.	A2	5.77	07/25/11	355	338,497
Merrill Lynch & Co., Inc.(b)	A2	6.875	04/25/18	1,230	1,088,243
Morgan Stanley Group, Inc., M.T.N.	A1	5.25	11/02/12	30	21,178
Morgan Stanley Group, Inc., M.T.N.	A1	5.45	01/09/17	670	435,500
Morgan Stanley Group, Inc., M.T.N.(b)	A1	5.75	10/18/16	1,860	1,153,421
Morgan Stanley Group, Inc., M.T.N.	A1	5.95	12/28/17	600	375,868

					7,904,470

Building Materials & Construction 0.2%
American Standard, Inc.	Baa3	7.625	02/15/10	1,000	1,021,847
Hanson PLC (United Kingdom)	Baa3	7.875	09/27/10	1,270	1,332,395
Lafarge SA (France)	Baa2	6.15	07/15/11	1,100	1,079,936

					3,434,178

Cable 0.3%
AT&T Broadband	Baa2	9.455	11/15/22	115	126,432
Cox Communications, Inc.	Baa3	6.75	03/15/11	1,195	1,213,858
Cox Communications, Inc.	Baa3	7.875	08/15/09	1,160	1,162,558
Insight Midwest Holdings LLC, Bank Loan(j)	B1	3.99	10/06/13	1,216	1,107,701
Tele-Communications, Inc.	Baa2	9.875	06/15/22	1,440	1,625,766
Time Warner Cable, Inc.	Baa2	5.40	07/02/12	2,410	2,292,431

					7,528,746

Capital Goods 0.3%
Caterpillar Financial Service Corp.	A2	5.50	03/15/16	780	724,309
Caterpillar, Inc.	A2	7.25	09/15/09	1,000	1,025,777
Erac USA Finance Co., 144A	Baa2	5.80	10/15/12	460	418,081
Erac USA Finance Co., 144A	Baa2	6.375	10/15/17	1,198	952,202
Erac USA Finance Co., 144A	Baa2	7.00	10/15/37	390	274,682
FedEx Corp.	Baa2	7.25	02/15/11	480	497,093
General Electric Co.	Aaa	5.25	12/06/17	320	280,010
Honeywell International, Inc.	A2	6.125	11/01/11	1,120	1,181,929
Sensata Technologies, Bank Loan(j)	B1	4.5431	04/27/13	1,382	1,149,920
United Technologies Corp.(e)	A2	6.35	03/01/11	810	857,042
United Technologies Corp.(e)	A2	8.875	11/15/19	375	459,320

					7,820,365

Chemicals 0.4%
Dow Chemical Co.	A3	5.97	01/15/09	430	430,942
Dow Chemical Co.	A3	6.125	02/01/11	690	705,070
Huntsman LLC	Ba1	11.625	10/15/10	2,000	2,040,000
ICI Wilmington, Inc.	A3	5.625	12/01/13	780	794,418
Lubrizol Corp.	Baa2	4.625	10/01/09	1,090	1,084,813
PPG Industries, Inc.	A3	5.75	03/15/13	3,500	3,468,819
Union Carbide Corp.	Ba2	7.50	06/01/25	500	448,845

					8,972,907

Collateralized Mortgage Obligations 0.6%
Bank of America Alternative Loan Trust, Series 2005-12, Class 3CB1	Aaa	6.00	01/25/36	3,577	2,904,230
Bank of America Mortgage Securities, Inc., Series 2005-A, Class 2A1(g)	Aaa	4.451	02/25/35	1,113	980,274
Bank of America Mortgage Securities, Inc., Series 2005-B, Class 2A1(g)	Aaa	4.378	03/25/35	1,098	973,681
Chase Mortgage Finance Corp., Series 2007-A1, Class 1A5(g)	Aaa	4.63	02/25/37	3,174	3,048,724
Countrywide Alternative Loan Trust, Pass-Thru Certificates, Series 2004-18CB, Class 3A1	Aaa	5.25	09/25/19	1,614	1,460,677
JPMorgan Chase Commerical Mortgage Securities Corp., Series 2007-A1, Class 4A1(g)	Aaa	4.069	07/25/35	2,351	2,152,059
Master Alternative Loans Trust, Pass-Thru Certificates, Series 2004-4, Class 4A1	Aaa	5.00	04/25/19	438	391,263
Structured Adjustable Rate Mortgage Loan, Series 2004-1, Class 4A3(g)	Aaa	4.17	02/25/34	1,017	918,679
Washington Mutual Alternative Loan Trust, Mortgage Pass-Thru Certificates, Series 2005-1, Class 3A	AAA(d)	5.00	03/25/20	964	931,499

					13,761,086

Commercial Mortgage Backed Securities 4.7%
Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A3(g)	AAA(d)	4.873	03/11/41	3,350	3,181,380
Banc of America Commercial Mortgage, Inc., Series 2004-2, Class A4	Aaa	4.153	11/10/38	3,680	3,488,366
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(g)	AAA(d)	5.122	11/10/42	1,011	966,821
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4(g)	AAA(d)	5.929	05/10/45	1,600	1,447,937
Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A2(g)	Aaa	5.838	06/10/49	5,730	5,381,520
Bear Stearns Commercial Mortgage Securities, Series 2004-T16, Class A6(g)	AAA(d)	4.75	02/13/46	3,500	3,168,445
Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB(g)	Aaa	4.823	02/13/42	2,250	2,083,262
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class AAB(g)	Aaa	5.284	10/12/42	3,000	2,836,411
Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 144A(g)	A-(d)	5.44	09/15/30	890	824,955
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(g)	Aaa	6.22	12/10/49	2,100	1,990,739
Commercial Mortgage Pass-Thru Certificate, Series 2004-LB2A, Class X2, I/O, 144A(g)	AAA(d)	0.81	03/10/39	11,829	215,893
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class A4	Aaa	4.283	10/15/39	1,500	1,417,884
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4(g)	AAA(d)	5.10	08/15/38	3,600	3,254,267
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A4(g)	AAA(d)	5.609	02/15/39	4,330	3,885,111
CW Capital Cobalt Ltd., Series 2007-C3, Class A3(g)	AAA(d)	6.015	05/15/46	2,100	1,885,599
DLJ Commercial Mortgage Corp., Series 2000-CF1, Class A1B	AAA(d)	7.62	06/10/33	3,071	3,127,135
GE Commercial Mortgage Corp., Series 2004-C2, Class X2, I/O, 144A(g)	Aaa	0.56	03/10/40	26,227	305,233
GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(d)	4.697	05/10/43	2,610	2,323,758

Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111	07/05/35	5,000	4,517,219
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(g)	Aaa	5.224	04/10/37	3,600	3,271,480
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2000-C10, Class A2(g)	Aaa	7.371	08/15/32	5,876	5,940,248
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class ASB(g)	Aaa	4.853	03/15/46	4,000	3,779,449
JPMorgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659	07/15/42	6,380	5,939,807
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4(g)	Aaa	5.345	12/15/44	3,630	3,287,856
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class ASB	Aaa	5.523	05/12/45	2,000	1,833,046
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class X2, I/O(g)	Aaa	0.07	04/15/43	143,712	580,825
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP8, Class ASB	Aaa	5.37	05/15/45	2,000	1,822,472
Keycorp Series 2000-C1, Class A2(g)	Aaa	7.727	05/17/32	9,738	9,872,910
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83	11/15/27	2,720	2,598,317
LB-UBS Commercial Mortgage Trust, Series 2004-C6, Class A5(g)	AAA(d)	4.826	08/15/29	5,000	4,709,820
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5	Aaa	4.739	07/15/30	695	618,649
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AAB	Aaa	5.341	09/15/39	2,380	2,161,387
Merrill Lynch Mortgage Trust, Series 2004-Key 2, Class A3	Aaa	4.615	08/12/39	1,900	1,782,018
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(g)	Aaa	6.104	06/12/46	2,210	2,017,523
Morgan Stanley Capital I, Series 2006-IQ11, Class A4(g)	AAA(d)	5.772	10/15/42	2,600	2,357,946
Morgan Stanley Capital I, Series 2007-HQ11, Class AAB	Aaa	5.444	02/12/44	4,400	3,873,052
Morgan Stanley Capital I, Series 2007-T27, Class AAB(g)	AAA(d)	5.803	06/11/42	1,040	938,093
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98	11/15/34	1,700	1,596,002

					105,282,835

Consumer 0.2%
Avon Products, Inc., Sr. Unsec’d. Notes	A2	5.75	03/01/18	1,400	1,333,464
Newell Rubbermaid, Inc., Sr. Unsec’d. Notes	Baa2	6.25	04/15/18	1,600	1,427,224
Whirlpool Corp.	Baa2	6.125	06/15/11	1,045	1,069,483

					3,830,171

Electric 1.1%
Appalachian Power Co.	Baa2	4.40	06/01/10	790	781,444
Arizona Public Services Co.	Baa2	6.25	08/01/16	170	157,330
Arizona Public Service Co.	Baa2	6.375	10/15/11	1,250	1,248,225
Baltimore Gas & Electric Co.	Baa2	6.35	10/01/36	530	420,728
Carolina Power & Light Co.	A2	5.25	12/15/15	660	636,755
CenterPoint Energy Houston Electric LLC	Baa2	5.70	03/15/13	1,070	1,040,297
CenterPoint Energy Houston Electric LLC	Baa2	6.95	03/15/33	300	272,385

Consolidated Edison, Inc.	A1	5.375	12/15/15	820	782,247
Consolidated Edison, Inc.	A1	6.75	04/01/38	130	122,914
Consumers Energy Co., First Mortgage Bonds, Series D	Baa1	5.375	04/15/13	435	420,562
Dominion Resources, Inc.	Baa2	5.125	12/15/09	1,255	1,265,668
Duke Energy Carolinas LLC	A2	6.05	04/15/38	530	479,761
Duke Energy Carolinas LLC	A3	6.10	06/01/37	920	813,142
E.ON International Finance BV, 144A	A2	6.65	04/30/38	930	903,276
El Paso Electric Co.	Baa2	6.00	05/15/35	845	691,615
Empresa Nacional de Electricidad S.A. (Chile)	Baa3	8.50	04/01/09	1,350	1,369,109
Empresa Nacional de Electricidad S.A. (Chile)	Baa3	8.625	08/01/15	1,160	1,266,268
Energy East Corp.	Baa2	6.75	09/15/33	140	124,666
Exelon Corp.	Baa1	4.90	06/15/15	195	171,705
Florida Power & Light Co.	Aa3	5.95	10/01/33	380	354,434
Georgia Power Co., Series B	A2	5.70	06/01/17	470	458,221
Indiana Michigan Power Co.	Baa2	5.05	11/15/14	575	525,954
Midamerican Energy Holdings Co.	Baa1	5.75	04/01/18	210	193,723
Midamerican Energy Holdings Co.	Baa1	5.95	05/15/37	325	266,035
Nevada Power Co.	Baa3	6.50	05/15/18	1,210	1,141,823
NiSource Finance Corp.	Baa3	5.45	09/15/20	500	398,425
NRG Energy, Bank Loan(j)	Ba1	5.2619	02/01/13	894	783,335
NRG Energy, Bank Loan(j)	Ba1	6.848	02/01/13	439	384,843
NSTAR Electric Co.	A1	4.875	04/15/14	730	702,581
Oncor Electric Delivery Co.	Baa3	6.375	01/15/15	465	421,248
Oncor Electric Delivery Co.	Baa3	7.00	09/01/22	545	457,598
Pacific Gas & Electric Co.	A3	6.05	03/01/34	1,610	1,421,115
PPL Electric Utilities Corp.	A3	6.25	08/15/09	1,900	1,928,081
Public Service Co. of New Mexico	Baa3	7.95	05/15/18	135	127,428
Public Service Electric & Gas Co., M.T.N.	A3	5.80	05/01/37	515	453,475
Southern California Edison Co.	A2	4.65	04/01/15	610	578,012
Texas Competitive Electric Holdings Co. LLC, Bank Loan(j)	Ba3	6.228	10/10/14	990	835,313
Xcel Energy, Inc.	Baa1	5.613	04/01/17	263	241,117
Xcel Energy, Inc.	Baa1	6.50	07/01/36	445	400,513

					25,041,371

Energy - Integrated 0.1%
Lukoil International Finance BV (Netherlands), 144A	Baa2	6.356	06/07/17	530	402,800
Phillips Petroleum Co.	A1	8.75	05/25/10	1,900	2,040,684
TNK-BP Finance SA (Luxembourg), 144A	Baa2	7.50	07/18/16	1,365	955,500

					3,398,984

Energy - Other 0.3%
Devon Energy Corp.	Baa1	7.875	09/30/31	280	284,330
Halliburton Co.	A2	5.50	10/15/10	200	205,863
Nexen, Inc. (Canada)	Baa2	6.40	05/15/37	195	154,379
Pioneer Natural Resources Co.	Ba1	6.875	05/01/18	1,450	1,291,026
Valero Energy Corp.	Baa3	6.125	06/15/17	820	767,529
Valero Energy Corp.	Baa3	6.625	06/15/37	250	215,733
Weatherford International, Inc.	Baa1	6.35	06/15/17	895	828,348
Weatherford International, Inc. (Bermuda)	Baa1	6.50	08/01/36	25	21,551
Woodside Finance Ltd. (Australia), 144A	Baa1	5.00	11/15/13	1,660	1,621,928
XTO Energy, Inc.	Baa2	6.25	08/01/17	565	533,120

					5,923,807

Foods 0.8%
Aramark Corp. Bank Loan(j)	Ba3	5.637	01/26/14	1,658	1,430,677
Aramark Corp. Bank Loan(j)	Ba3	5.787	01/26/14	105	90,891
Bunge Ltd. Finance Corp.	Baa2	5.35	04/15/14	1,000	935,941
Cadbury Schweppes American Finance, Inc., 144A	NR	3.875	10/01/08	1,050	1,049,992
Cargill, Inc., 144A	A2	6.00	11/27/17	650	611,563
ConAgra Foods, Inc.	Baa2	7.875	09/15/10	585	617,351
Delhaize Group (Belgium)	Baa3	6.50	06/15/17	460	435,692
Dr. Pepper Snapple Group, Inc., 144A	Baa3	6.82	05/01/18	530	511,586
General Mills, Inc.	Baa1	6.00	02/15/12	2,100	2,140,542
H.J. Heinz Co., 144A	Baa2	6.428	12/01/08	1,620	1,622,834
Kellogg Co.	A3	6.60	04/01/11	1,285	1,333,874
Kraft Foods, Inc.	Baa2	5.625	11/01/11	965	968,598
Kraft Foods, Inc.	Baa2	6.125	02/01/18	940	880,570
Kroger Co. (The)	Baa2	6.75	04/15/12	215	220,098
Kroger Co. (The)	Baa2	6.80	04/01/11	575	592,067
McDonald’s Corp.	A3	5.80	10/15/17	690	686,156
McDonald’s Corp., Sr. Unsec’d. Notes(b)	A3	4.30	03/01/13	500	494,022
McDonald’s Corp., Sr. Unsec’d. Notes, M.T.N.	A3	6.30	03/01/38	1,140	1,098,631
Tricon Global Restaurants, Inc.	Baa3	8.875	04/15/11	235	253,206
Tyson Foods, Inc.	Ba1	7.35	04/01/16	785	647,625
Whitman Corp.	Baa1	6.375	05/01/09	1,645	1,654,098

					18,276,014

Foreign Government Bonds 0.2%
DP World Ltd., 144A	A1	6.85	07/02/37	1,610	1,191,980
Pemex Project Funding Master Trust	Baa1	8.625	12/01/23	350	393,750
Petrobras International Finance Co. (PIFCO) (Cayman Islands)	Baa1	8.375	12/10/18	1,140	1,231,200
Petrobras International Finance Co., (Cayman Islands), Gtd. Notes	Baa1	5.875	03/01/18	200	181,776
RSHB Capital SA for OJSC Russian Agricultural Bank (Luxembourg), 144A	A3	6.299	05/15/17	2,100	1,499,190

					4,497,896

Gaming
Harrah’s Operating Co., Inc.	Caa2	5.50	07/01/10	970	727,500

Healthcare & Pharmaceutical 0.8%
Abbott Laboratories	A1	5.875	05/15/16	1,100	1,097,347
AmerisourceBergen Corp., Series WI	Baa3	5.625	09/15/12	915	886,084
AstraZeneca PLC (United Kingdom)	A1	6.45	09/15/37	480	458,952
Bristol-Myers Squibb Co.	A2	5.875	11/15/36	265	233,530
Community Health Systems, Bank Loan(j)	Ba3	1.00	07/25/14	81	71,056
Community Health Systems, Bank Loan(j)	Ba3	5.018	07/25/14	1,588	1,389,344
Covidien International Finance SA (Luxembourg)	Baa1	6.00	10/15/17	1,100	1,086,792
DaVita, Inc., Bank Loan(j)	Ba1	4.88	10/05/12	1,200	1,078,200
Genentech, Inc.	A1	4.75	07/15/15	270	250,789
GlaxoSmithKline Capital, Inc.	A1	5.65	05/15/18	780	740,549
GlaxoSmithKline Capital, Inc.	A1	6.375	05/15/38	840	788,585
HCA, Inc.	B2	9.25	11/15/16	1,925	1,872,063
HCA, Inc., Bank Loan(j)	Ba3	6.0119	11/17/13	1,965	1,719,784

Health Management Associates, Inc., Term B, Bank Loan(j)	B1	5.5119	02/28/14	1,138	955,115
Laboratory Corp. of America Holdings	Baa3	5.625	12/15/15	560	514,967
Merck & Co., Inc.	Aa3	5.75	11/15/36	65	60,312
Merck & Co., Inc.	Aa3	5.95	12/01/28	205	203,353
Schering-Plough Corp.	Baa1	5.55	12/01/13	695	672,091
Schering-Plough Corp.	Baa1	6.00	09/15/17	842	820,234
Schering-Plough Corp.	Baa1	6.55	09/15/37	330	302,250
Teva Pharmaceutical Finance LLC (Israel)	Baa2	6.15	02/01/36	115	100,666
Wyeth	A3	5.50	03/15/13	915	924,667
Wyeth	A3	5.50	02/01/14	210	208,167
Wyeth	A3	5.95	04/01/37	1,645	1,483,252
Wyeth	A3	6.45	02/01/24	60	59,388

					17,977,537

Healthcare Insurance 0.3%
Aetna, Inc.	A3	5.75	06/15/11	430	436,945
Aetna, Inc.	A3	6.625	06/15/36	480	442,106
Cigna Corp.	Baa2	6.15	11/15/36	640	539,187
Coventry Health Care, Inc.	Ba1	6.125	01/15/15	2,200	1,971,117
UnitedHealth Group, Inc.	Baa1	5.25	03/15/11	1,470	1,461,460
UnitedHealth Group, Inc.	Baa1	6.00	06/15/17	115	105,550
UnitedHealth Group, Inc.	Baa1	6.50	06/15/37	400	332,064
UnitedHealth Group, Inc.	Baa1	6.625	11/15/37	410	344,666
UnitedHealth Group, Inc.(b)	Baa1	6.875	02/15/38	430	378,566
WellPoint, Inc.	Baa1	5.00	12/15/14	1,085	991,739
Wellpoint, Inc.	Baa1	5.25	01/15/16	335	308,574

					7,311,974

Insurance 0.3%
American International Group, Inc.	A3	4.25	05/15/13	1,355	774,689
American International Group, Inc.	A2	5.05	10/01/15	125	67,385
American International Group, Inc., M.T.N.	A2	5.85	01/16/18	1,620	813,154
American International Group, Inc.	Baa1	6.25	03/15/37	260	41,657
American International Group, Inc., 144A(b)(g)	Baa1	8.175	05/15/58	860	137,767
AXA SA (France)(c)	A3	8.60	12/15/30	230	223,361
Berkshire Hathaway, Inc.	Aaa	4.75	05/15/12	425	428,980
Liberty Mutual Group, 144A	Baa2	7.00	03/15/34	910	707,143
Lincoln National Corp.	A3	6.30	10/09/37	476	399,108
Marsh & McLennan Cos., Inc.	Baa2	5.15	09/15/10	335	326,675
MetLife, Inc.	A2	5.70	06/15/35	1,185	932,252
MetLife, Inc.	A2	6.125	12/01/11	435	439,219
MetLife, Inc.	A2	6.375	06/15/34	85	74,323
St. Paul Travelers Cos., Inc.	A2	6.75	06/20/36	740	684,020
W.R. Berkley Corp.	Baa2	5.60	05/15/15	705	647,179
W.R. Berkley Corp.	Baa2	6.15	08/15/19	575	525,448
XL Capital Ltd. (Cayman Islands)	Baa1	5.25	09/15/14	110	95,147

					7,317,507

Lodging 0.2%
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	6.25	02/15/13	1,585	1,493,910
Starwood Hotels & Resorts Worldwide, Inc.(b)	Baa3	6.75	05/15/18	2,700	2,413,784

					3,907,694

Media & Entertainment 0.2%
Idearc, Inc. Bank Loan(j)	Ba3	5.767	11/17/14	1,478	855,473
News America Holdings, Inc.	Baa1	7.625	11/30/28	1,360	1,299,559
Time Warner, Inc.	Baa2	6.75	04/15/11	725	723,380
Time Warner, Inc.	Baa2	7.25	10/15/17	745	683,767
Time Warner, Inc.	Baa2	9.15	02/01/23	625	647,752
Viacom, Inc.	Baa3	6.875	04/30/36	865	693,453

					4,903,384

Metals 0.1%
Alcan, Inc. (Canada)	A3	4.50	05/15/13	255	237,809
Alcan, Inc. (Canada)	A3	5.00	06/01/15	755	695,638
Alcoa, Inc.	Baa1	5.90	02/01/27	70	56,265
Rio Tinto Finance USA Ltd.	A3	5.875	07/15/13	500	490,155
Southern Copper Corp.	Baa2	7.50	07/27/35	120	110,947
United States Steel Corp.	Baa3	5.65	06/01/13	540	483,041

					2,073,855

Non Captive Finance 0.5%
Capital One Bank	A3	6.50	06/13/13	10	8,517
Capital One Financial Corp., M.T.N.	A3	5.70	09/15/11	570	504,760
CIT Group, Inc.	Baa1	4.25	02/01/10	195	128,525
Countrywide Financial Corp., M.T.N.	Aa2	5.80	06/07/12	1,160	979,922
General Electric Capital Corp., M.T.N.(c)	Aaa	5.55	05/04/20	1,875	1,562,744
General Electric Capital Corp., Sr. Unsec’d. Notes(b)	Aaa	5.875	01/14/38	970	715,133
GMAC LLC(g)	B3	4.0544	05/15/09	640	463,130
Household Finance Corp.	Aa3	4.75	05/15/09	370	364,459
HSBC Finance Corp.	Aa3	5.70	06/01/11	585	582,198
International Lease Finance Corp.	Baa1	3.50	04/01/09	750	674,396
International Lease Finance Corp.	Baa1	6.375	03/25/13	1,750	1,105,144
Residential Capital LLC, 144A	Ca	9.625	05/15/15	792	190,080
SLM Corp.	Baa2	8.45	06/15/18	4,725	3,212,999

					10,492,007

Paper 0.1%
Domtar Corp., Bank Loan(j)	Baa3	4.8038	03/05/14	955	872,141
Plum Creek Timberlands LP	Baa3	5.875	11/15/15	515	480,058

					1,352,199

Pipelines & Other 0.4%
Atmos Energy Corp.	Baa3	4.00	10/15/09	1,815	1,793,619
Duke Energy Field Services Corp.	Baa2	7.875	08/16/10	1,830	1,873,920
Enterprise GP Holdings LP, Bank Loan(j)	Ba2	4.916	11/08/14	1,000	925,000
Enterprise Products Operating LP	Baa3	4.625	10/15/09	710	694,848
Enterprise Products Operating LP	Baa3	6.875	03/01/33	140	123,065
ONEOK Partners LP	Baa2	6.65	10/01/36	405	354,437
Sempra Energy	Baa1	6.00	02/01/13	80	80,215
Spectra Energy Capital LLC	Baa1	6.20	04/15/18	3,310	3,058,135
Spectra Energy Capital LLC	Baa1	6.25	02/15/13	205	203,554
TransCanada Pipelines Ltd.	A3	7.25	08/15/38	420	403,738

					9,510,531

Railroads 0.2%
Burlington Northern Santa Fe Corp.	Baa1	6.70	08/01/28	735	710,692
CSX Corp.	Baa3	6.15	05/01/37	690	534,797
CSX Corp.	Baa3	6.25	03/15/18	375	339,410
Norfolk Southern Corp.	Baa1	5.59	05/17/25	630	547,810
Norfolk Southern Corp.	Baa1	7.80	05/15/27	24	26,216
Union Pacific Corp.	Baa2	3.625	06/01/10	1,395	1,375,311
Union Pacific Corp.	Baa2	6.65	01/15/11	760	783,045

					4,317,281

Real Estate Investments Trusts 0.4%
Brandywine Operating Partnership LP	Baa3	5.75	04/01/12	1,405	1,311,000
Mack-Cali Realty Corp.	Baa2	7.25	03/15/09	1,595	1,600,831
Post Apartment Homes LP	Baa3	5.45	06/01/12	545	523,056
Post Apartment Homes LP	Baa3	6.30	06/01/13	650	632,421
Simon Property Group LP	A3	5.75	05/01/12	1,625	1,578,900
Simon Property Group LP(b)	A3	6.125	05/30/18	2,700	2,391,663

					8,037,871

Retailers 0.4%
CVS Caremark Corp.	Baa2	5.75	08/15/11	1,240	1,258,304
CVS Caremark Corp.	Baa2	5.75	06/01/17	1,580	1,476,497
Federated Retail Holdings, Inc.	Baa3	5.35	03/15/12	815	750,525
Federated Retail Holdings, Inc.	Baa3	5.90	12/01/16	100	82,434
Home Depot, Inc.	Baa1	5.875	12/16/36	315	221,437
May Department Stores Co.	Baa3	6.65	07/15/24	60	47,310
Nordstrom, Inc.	Baa1	6.25	01/15/18	4,500	4,190,522
Target Corp.	A2	7.00	01/15/38	1,475	1,387,819
Wal-Mart Stores, Inc.	Aa2	5.25	09/01/35	235	187,844

					9,602,692

Sovereign 0.1%
United Mexican States (Mexico)	Baa1	7.50	01/14/12	1,630	1,744,100

Structured Notes 0.1%
CDX North America High Yield, Series 10-T, 144A	B3	8.875	06/29/13	2,200	1,969,000

Technology 0.5%
Computer Sciences Corp., Sr. Unsec’d. Notes, 144A(b)	Baa1	6.50	03/15/18	1,700	1,632,809
Dell, Inc. 144A	A2	4.70	04/15/13	1,565	1,507,442
Electronic Data Systems Corp.	Baa3	7.45	10/15/29	120	123,221
First Data Corp., Bank Loan(j)	Ba3	5.962	09/24/14	1,089	925,650
First Data Corp., Bank Loan(j)	Ba3	5.982	09/24/14	1,485	1,267,819
Fiserv, Inc.	Baa2	6.125	11/20/12	960	930,883
Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	5.04	10/01/14	771	652,907
Flextronics International Ltd. (Singapore), Bank Loan(j)	Ba1	5.0406	10/01/14	222	187,617
Intuit, Inc.	Baa2	5.40	03/15/12	575	540,133
Jabil Circuit, Inc.	Ba1	5.875	07/15/10	1,800	1,727,999
Metavante Corp., Bank Loan(j)	Ba2	4.5506	11/01/14	995	914,571
Motorola, Inc.	Baa2	8.00	11/01/11	128	128,759
Oracle Corp.	A2	6.50	04/15/38	620	563,667

					11,103,477

Telecommunications 1.3%
America Movil SA de CV (Mexico)	A3	6.375	03/01/35	630	557,602
AT&T Corp.	A2	5.60	05/15/18	980	877,139
AT&T Corp.(c)	A2	8.00	11/15/31	1,400	1,460,480
AT&T Wireless Services, Inc.	A2	8.125	05/01/12	800	853,264
AT&T Wireless Services, Inc.	A2	8.75	03/01/31	1,235	1,365,490
BellSouth Corp.	A2	4.20	09/15/09	1,365	1,346,491
British Telecommunications PLC (United Kingdom)	Baa1	9.125	12/15/30	1,415	1,411,584
Cingular Wireless LLC	A2	7.125	12/15/31	535	504,740
Deutsche Telekom International Finance BV (Netherlands)(c)	Baa1	8.75	06/15/30	345	333,636
Embarq Corp.	Baa3	7.082	06/01/16	350	283,654
Embarq Corp.	Baa3	7.995	06/01/36	1,645	1,176,356
France Telecom SA (France)	A3	8.50	03/01/31	360	390,563
PCCW HKT Capital Ltd., 144A	Baa2	8.00	11/15/11	2,275	2,328,149
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00	08/03/09	2,000	1,965,000
Qwest Corp.	Ba1	8.875	03/15/12	2,000	1,960,000
Rogers Communications, Inc.(b)	Baa3	6.80	08/15/18	1,120	1,059,554
Royal KPN NV (Netherlands)	Baa2	8.00	10/01/10	645	675,883
SBC Communications, Inc.	A2	4.125	09/15/09	1,335	1,324,456
SBC Communications, Inc.	A2	5.30	11/15/10	1,180	1,197,983
Telecom Italia Capital SA	Baa2	6.999	06/04/18	1,000	897,650
Telecom Italia Finance (Luxembourg)	Baa2	5.25	11/15/13	170	150,822
Telefonica Emisiones SAU (Spain)	Baa1	7.045	06/20/36	210	189,935
TELUS Corp. (Cananda)	Baa1	8.00	06/01/11	1,500	1,588,605
US Cellular Corp.	Baa2	6.70	12/15/33	255	190,916
Verizon Communications, Inc.(b)	A3	6.10	04/15/18	3,500	3,231,934
Verizon Communications, Inc.	A3	6.25	04/01/37	105	86,512
Vodafone Group PLC (United Kingdom)	Baa1	7.75	02/15/10	950	979,146

					28,387,544

Tobacco 0.1%
Philip Morris International, Inc.	A2	4.875	05/16/13	830	817,998
Reynolds American, Inc.	Baa3	6.75	06/15/17	910	850,313
Reynolds American, Inc.	Baa3	7.25	06/15/37	345	330,151

					1,998,462

Mortgage Backed Securities 18.1%
Federal Home Loan Mortgage Corp.		4.50	02/01/19-07/01/20	6,678	6,546,412
Federal Home Loan Mortgage Corp.		5.00	07/01/18-05/01/34	12,054	11,962,412
Federal Home Loan Mortgage Corp.(g)		5.222	12/01/35	3,103	3,137,324
Federal Home Loan Mortgage Corp.(g)		5.524	06/01/36	3,035	3,089,948
Federal Home Loan Mortgage Corp.		5.50	12/01/33-07/01/34	9,917	9,887,424
Federal Home Loan Mortgage Corp.		5.50	TBA 30 YR	34,500	34,279,751
Federal Home Loan Mortgage Corp.		6.00	03/01/32-12/01/33	3,070	3,127,355
Federal Home Loan Mortgage Corp.		6.00	TBA 30 YR	23,000	23,237,176
Federal Home Loan Mortgage Corp.		6.50	12/01/14-09/01/16	436	452,125
Federal Home Loan Mortgage Corp.		7.00	05/01/31-09/01/33	4,860	5,109,656

Federal National Mortgage Association	4.00	06/01/19	2,343	2,241,815
Federal National Mortgage Association(g)	4.143	07/01/33	1,011	1,017,776
Federal National Mortgage Association	4.50	11/01/18-01/01/35	15,405	14,980,257
Federal National Mortgage Association	5.00	10/01/18-05/01/36	14,743	14,475,843
Federal National Mortgage Association	5.00	TBA 15 YR	16,500	16,350,477
Federal National Mortgage Association	5.00	TBA 30 YR	57,500	55,942,160
Federal National Mortgage Association	5.50	03/01/16-01/01/38	56,546	56,578,759
Federal National Mortgage Association	5.50	TBA 30 YR	18,100	18,015,147
Federal National Mortgage Association(g)	5.906	06/01/37	6,453	6,580,622
Federal National Mortgage Association(g)	5.97	07/01/37	4,928	5,025,532
Federal National Mortgage Association	6.00	04/01/13-07/01/36	27,164	27,636,135
Federal National Mortgage Association	6.00	TBA 30 YR	32,500	32,862,044
Federal National Mortgage Association	6.50	07/01/17-01/01/37	11,103	11,425,747
Federal National Mortgage Association	7.00	08/01/11-07/01/32	1,045	1,101,290
Federal National Mortgage Association	7.50	05/01/12-05/01/32	798	850,140
Government National Mortgage Association	5.50	08/15/33-04/15/36	13,997	14,039,651
Government National Mortgage Association	6.00	11/15/23-07/15/37	5,609	5,702,370
Government National Mortgage Association	6.00	TBA 30 YR	13,500	13,668,750
Government National Mortgage Association	6.50	10/15/23-09/15/36	6,123	6,299,059
Government National Mortgage Association	7.00	09/15/31	147	154,668
Government National Mortgage Association	8.00	01/15/24-04/15/25	147	161,462

				405,939,287

U.S. Government Agency Obligations 3.6%
Federal Farm Credit Bank	3.875	10/07/13	2,480	2,441,086
Federal Farm Credit Bank	4.75	05/07/10	280	286,278
Federal Farm Credit Bank	4.875	01/17/17	845	849,879
Federal Home Loan Bank	3.375	10/20/10	3,765	3,767,191
Federal Home Loan Bank	4.375	10/03/08	7,925	7,925,937
Federal Home Loan Bank	4.75	04/24/09	3,655	3,686,287
Federal Home Loan Bank(b)	5.00	10/16/09-11/17/17	11,070	11,084,285
Federal Home Loan Bank(b)	5.625	06/11/21	2,320	2,459,172
Federal Home Loan Bank	5.75	05/15/12	6,915	7,350,223
Federal Home Loan Mortgage Corp.(b)	3.75	06/28/13	730	724,328
Federal Home Loan Mortgage Corp.	4.125	09/27/13	2,525	2,544,700
Federal Home Loan Mortgage Corp.	4.875	06/13/18	1,015	1,028,719
Federal Home Loan Mortgage Corp.	5.25	07/18/11	3,100	3,254,637
Federal National Mortgage Association(b)	2.75	04/11/11	1,295	1,279,132
Federal National Mortgage Association	2.875	10/12/10	3,935	3,917,001
Federal National Mortgage Association(b)	3.625	08/15/11	8,125	8,181,249
Federal National Mortgage Association(b)	3.875	07/12/13	16,360	16,319,363
Federal National Mortgage Association	4.875	05/18/12	500	519,310
Federal National Mortgage Association	6.125	03/15/12	1,220	1,316,559
Tennessee Valley Authority, Notes	4.50	04/01/18	1,390	1,359,017
Tennessee Valley Authority, Series B	5.88	04/01/36	85	94,098

				80,388,451

U.S. Treasury Securities 2.6%
United States Treasury Bonds(b)	4.375	02/15/38	1,935	1,959,640
United States Treasury Bonds	6.00	02/15/26	740	878,056
United States Treasury Bonds(b)	6.25	08/15/23	6,640	7,972,668
United States Treasury Bonds(c)	8.125	05/15/21-08/15/21	2,395	3,289,084
United States Treasury Bonds(b)	8.875	08/15/17	3,350	4,586,096
United States Treasury Bonds	7.875	02/15/21	1,900	2,554,164
United States Treasury Inflation Index(b)	0.63	04/15/13	6,909	6,520,293
United States Treasury Inflation Index	1.875	07/15/13	2,647	2,638,750
United States Treasury Notes(b)	3.125	08/31/13-09/30/13	1,900	1,914,078
United States Treasury Notes(b)	4.00	08/15/18	630	638,958
United States Treasury Notes	4.00	09/30/09	405	413,290
United States Treasury Notes(b)	7.50	11/15/16	3,110	3,908,396
United States Treasury Strips(f)	4.107	08/15/19	1,630	1,010,874
United States Treasury Strips(f)	4.166	02/15/20	10,100	6,072,615
United States Treasury Strips(f)	4.359	08/15/23	1,460	736,437
United States Treasury Strips(b)(f)	4.997	05/15/20	17,395	10,304,850
United States Treasury Strips(f)	5.067	02/15/19	2,345	1,496,591
United States Treasury Strips(f)	5.144	11/15/21	3,350	1,837,827

				58,732,667

TOTAL LONG-TERM BONDS (cost $999,466,546)				951,858,020

TOTAL LONG-TERM INVESTMENTS (cost $1,879,403,881)				2,009,976,015

SHORT-TERM INVESTMENTS 28.2%
U.S. TREASURY SECURITY 0.3%
United States Treasury Bill(k) (cost $6,796,317)	0.25%	12/18/08	6,800	6,795,872

			Shares
Affiliated Mutual Funds 27.9%
Dryden Core Investment Fund - Dryden Short Term Bond Series (cost $152,766,610)(i)			15,357,051	130,381,363
Dryden Core Investment Fund - Taxable Money Market Series (cost $495,371,189; includes $233,498,896 of cash collateral received for securities on loan)(i)(h)			495,371,189	495,371,189

TOTAL AFFILIATED MUTUAL FUNDS (cost $648,137,799)				625,752,552

TOTAL SHORT-TERM INVESTMENTS (cost $654,934,116)				632,548,424

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 117.8% (cost $2,534,337,997)				2,642,524,439

			Principal Amount (000)
SECURITIES SOLD SHORT (0.7)%
Mortgage Backed Securities
Federal National Mortgage Association	5.00%	TBA 15 YR	(9,500)	(9,431,714)

Federal National Mortgage Association	5.50	TBA 30 YR	(6,100)	(6,082,847)

TOTAL SECURITIES SOLD SHORT (proceeds $15,581,273)				(15,514,561)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT(l) 117.1% (cost $2,518,756,724)				2,627,009,878
LIABILITIES IN EXCESS OF OTHER ASSETS(n) (17.1%)				(383,096,889)

TOTAL NET ASSETS 100.0%				$2,243,912,989

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
TBA	To Be Announced
*	The ratings reflected are as of September 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $233,000,090; cash collateral of $233,498,896 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(c)	Security segregated as collateral for futures contracts.
(d)	Standard & Poor’s rating.
(e)	Increase/decrease in rate variable upon increase/decrease in Moody’s or Standard & Poor’s rating.
(f)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(g)	Indicates a variable rate security.
(h)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(i)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series and Dryden Core Investment Fund-Short-Term Bond Series.
(j)	Indicates a security that has been deemed illiquid.
(k)	Rate quoted represents yield-to-maturity as of purchase date.
(l)	As of September 30, 2008, 233 securities representing $14,775,373 and 0.7% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $14,775,373 were valued using Other Significant Observable Inputs (Level 2, as defined below).
(m)	Represents issuer in default of interest payments; non-income producing security.
(n)	Liabilities in excess of other assets include unrealized appreciation (depreciation) on financial futures, credit default swaps and interest rate swaps as follows:

Open futures contracts outstanding at September 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2008	Unrealized Depreciation
Long Positions:
259	S&P 500 Index	Dec. 2008	$79,418,625	$75,692,750	$(3,725,875)
22	U.S. Treasury 2 Yr. Notes	Dec. 2008	4,672,979	4,695,625	22,646
740	U.S. Treasury 5 Yr. Notes	Dec. 2008	82,956,743	83,053,438	96,695
305	U.S. Treasury 10 Yr. Notes	Dec. 2008	35,149,832	34,960,625	(189,207)
186	U.S. Treasury 30 Yr. Bond	Dec. 2008	21,854,300	21,793,969	(60,331)

					$(3,856,072)

Credit default swap agreements outstanding at September 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Buy Protection(a):
JPMorgan Chase Bank	09/20/2012	1,209	1.52%	Residential Capital LLC, 6.50%, 04/17/13	$933,707
Citibank NA	09/20/2012	3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	54,712
Barclays Bank PLC	09/20/2012	2,800	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	61,214
Deutsche Bank AG	06/20/2013	1,750	2.00%	International Lease Finance Corp., 4.15%, 01/15/10	372,568
JPMorgan Chase Bank	06/20/2014	1,110	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	85,852
Merrill Lynch Capital Services	09/20/2016	785	1.73%	Tyson Foods, Inc., 6.6%, 04/01/16	68,906
Morgan Stanley Capital Services, Inc.	03/20/2018	1,400	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(26,987)
Barclays Bank PLC	03/20/2018	1,700	1.22%	Computer Sciences Corp., 5.0%, 02/15/13	(64,879)
Morgan Stanley Capital Services, Inc.	06/20/2018	1,600	1.00%	Newell Rubbermaid, Inc., 6.35%, 07/15/28	6,355
Citibank NA	03/25/2035	523	3.00%	Centex Home Equity, 6.215%, 03/25/35	277,002
Citibank NA	01/25/2035	506	3.00%	Morgan Stanley ABS Capital I, 6.765%, 01/25/35	288,286
Barclays Bank PLC	09/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, 7.02%, 09/25/35	985,910
Merrill Lynch Capital Services, Inc.	03/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities Inc., 7.82%, 03/25/36	937,896
Merrill Lynch Capital Services, Inc.	06/20/2018	1,800	3.05%	SLM Corp. 5.125%, 08/27/12	629,518
Goldman Sachs International	09/20/2013	1,200	1.02%	Annheuser-Busch Cos., Inc. 5.525%, 10/01/10	1,120
Deutsche Bank AG	03/20/2018	4,500	0.99%	Nordstrom, Inc. 6.95%, 03/15/26	183,156
Morgan Stanley Capital Services, Inc.	06/10/2018	2,700	0.97%	Simon Property Group LP 5.25%, 12/01/18	120,244
Merrill Lynch Capital Services, Inc.	06/20/2018	2,700	1.45%	Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 05/15/18	255,235
Credit Suisse International	06/20/2018	3,500	0.97%	Verizon Communications, Inc. 4.90%, 09/15/15	(38,247)
Deutsche Bank AG	06/20/2018	2,800	1.15%	Spectra Energy Capital LLC 6.25%, 02/15/13	45,953

					5,177,521

Sell Protection(b):
Merrill Lynch Capital Services, Inc.	03/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc., 7.82%, 03/25/36	(925,859)

					(925,859)

					$4,251,662

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Interest rate swap agreements outstanding at September 30, 2008:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	8/15/2015	$1,235	3.712%	3 month LIBOR	31,442
Merrill Lynch Capital Services, Inc.	5/15/2016	2,465	4.397%	3 month LIBOR	(26,718)
Deutsche Bank AG	5/15/2016	1,755	4.490%	3 month LIBOR	(29,231)

					(24,507)

(a)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,668,949,411	$(3,856,072)
Level 2 - Other Significant Observable Inputs-Long	973,575,028	2,663,920
Level 2 - Other Significant Observable Inputs-Shorts	(15,514,561)	—
Level 3 - Significant Unobservable Inputs	—	1,563,235

Total	$2,627,009,878	$371,083

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Other Financial Instruments (OFI)
Balance as of 12/31/07	$1,609,091
Realized gain (loss)	*
Change in unrealized appreciation (depreciation)	1,009,181
Net purchases (sales)	—
Transfers in and/or out of Level 3	(1,055,037)

Balance as of 9/30/08	$1,563,235

*	The realized gain earned during the period for other financial instruments was $72,887.

DIVERSIFIED BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Moody’s Rating†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 98.9%
LONG-TERM BONDS 94.9%
Airlines 1.2%
American Airlines, Inc., Pass-Thru Certificates., Series 2001-1	B1	6.817%	05/23/11	$2,750	$2,145,000
Continental Airlines, Inc., Pass-Thru Certificates., Series 2000-1, Class A-1	Ba1	7.373	12/15/15	1,134	850,429
Continental Airlines, Inc., Pass-Thru Certificates., Series A	Baa1	5.983	04/19/22	1,850	1,424,500
Continental Airlines, Inc., Series 2000-1, Class A-1(h)	Baa2	7.487	10/02/12	7,954	7,635,839
Continental Airlines, Inc., Series 2000-1, Class A-1(h)	Baa2	6.703	06/15/21	3	2,664
Delta Air Lines, Inc., Pass-Thru Certificates	Baa1	6.821	08/10/22	1,734	1,430,802
United Airlines, Inc., Pass-Thru Certificates, Series 2007-1, Class A	Ba1	6.636	07/02/22	1,237	816,352

					14,305,586

Asset-Backed Securities 3.3%
American Express Credit Account Master Trust, Series 2004-C, Class C, 144A(f)	Baa1	2.987	02/15/12	98	94,974
AmeriQuest Mortgage Securities, Inc., Series 2001-2, Class M3(f)	Baa2	6.132	10/25/31	725	589,640
AmeriQuest Mortgage Securities, Inc., Series 2003-AR3, Class M6(f)(h)	Baa3	6.757	10/25/33	1,600	218,629
Amortizing Residential Collateral Trust, Series 2002-BC7, Class M2(f)	BB(e)	4.557	10/25/32	134	44,482
Argent Securities, Inc., Series 2003-W2, Class M4(f)	Baa1	6.799	09/25/33	2,400	1,984,073
Asset Backed Funding Certificates, Series 2004-OPT1, Class M1(f)	Aa2	3.907	08/25/33	2,592	2,040,662
Asset Backed Securities Corp. Home Equity, Series 2003-HE3, Class M1(f)	Aa1	3.732	06/15/33	2,425	1,945,993
Bank of America Credit Card Trust, Series 2006-C5, Class C5(f)	Baa2	2.888	01/15/16	5,750	4,348,511
CDC Mortgage Capital Trust, Series 2002-HE3, Class M2(f)	Ba3	6.582	03/25/33	355	115,808
Citibank Credit Card Issuance Trust, Series 2003-C4, Class C-4	Baa2	5.00	06/10/15	6,500	5,145,026
Citigroup Mortgage Loan Trust, Inc., Series 2004-RES1, Class M3(f)	Aa3	4.287	11/25/34	1,144	1,037,927
Countrywide Asset-Backed Certificates, Series 2002-BC3, Class M2(f)	Baa3	4.932	05/25/32	1,599	789,981
Countrywide Asset-Backed Certificates, Series 2004-12, Class MV3(f)	Aa3	3.867	03/25/35	2,670	2,271,367

CS First Boston Mortgage Securities Corp., Series 2002-HE4, Class M2(f)	Baa3	5.457	08/25/32		174	63,292
Equity One ABS, Inc., Series 2004-3, Class M1	Aa2	5.70	07/25/34		2,100	1,651,109
FBR Securitization Trust, Series 2005-2, Class M1(f)	Aa1	3.687	09/25/35		3,600	2,586,325
First Franklin Mortgage Loan Asset-Backed Cerftificates, Series 2005-FF6, Class M2(f)	Aa2	3.647	05/25/36		2,575	1,634,777
Ford Credit Auto Owner Trust, Series 2006-B, Class C	Baa1	5.68	06/15/12		2,100	1,722,326
Fremont Home Loan Trust, Series 2003-B, Class M1(f)	Aa1	4.257	12/25/33		445	348,361
IXIS Real Estate Capital Trust, Series 2006-HE1, Class A4(f)	Aaa	3.507	03/25/36		3,200	1,823,158
Morgan Stanley ABS Capital I, Series 2002-NC6, Class M2(f)	Ba2	6.357	11/25/32		174	45,660
Morgan Stanley ABS Capital I, Series 2003-HE1, Class M1(f)	Aa2	4.407	05/25/33		2,187	1,723,489
New Century Home Equity Loan Trust, Series 2004-4, Class M1(f)	Aa1	3.717	02/25/35		3,680	2,718,657
Residential Asset Mortgage Products, Inc., Series 2004-RS12, Class MII2(f)(h)	Aa3	4.007	12/25/34		2,100	1,887,046
Saxon Asset Securities Trust, Series 2002-3, Class M1(f)	Aaa	4.332	12/25/32		1,211	1,082,309
Securitized Asset Backed Receivables LLC Trust, Series 2006-FR1, Class M1(f)	Aa2	3.607	11/25/35		2,000	700,785
Structured Asset Securities Corp., Series 2002-HF2, Class M3(f)(h)	BBB(e)	5.207	07/25/32		1,345	807,085

						39,421,452

Banking 3.6%
Alfa MTN Markets Ltd. for ABH Financial Ltd. (Cypress), 144A	Ba1	8.20	06/25/12		1,500	1,145,625
Banc of America Corp.(a)(f)	A1	8.00	12/29/49		3,500	2,771,535
Banco ABN Amro Real S.A. (Cayman Islands), 144A, MTN	NR	16.20	02/22/10	BRL	4,000	2,060,014
Bank of America Corp., Sr. Unsec’d. Notes(a)	Aa1	5.30	03/15/17		790	656,252
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	5.65	05/01/18		1,420	1,196,055
Bear Stearns Cos., Inc. (The)	Aa2	7.25	02/01/18		1,575	1,515,741
Chuo Mitsui Trust & Banking Co. Ltd. (Japan), 144A(f)	A2	5.506	12/29/49		3,050	2,274,406
Citigroup, Inc., Jr. Sub. Notes(f)	A2	8.40	04/29/49		5,150	3,505,399
Credit Suisse (Switzerland)	Aa2	6.00	02/15/18		610	531,433
Depfa ACS Bank (Ireland), 144A	Aaa	5.125	03/16/37		3,065	2,905,620
HSBC Holdings PLC (United Kingdom)	Aa3	6.50	09/15/37		2,255	1,917,799
HSBC Holdings PLC (United Kingdom), Sub. Notes	Aa3	6.80	06/01/38		1,970	1,668,161
HSBK Europe BV (Netherlands), 144A	Baa3	7.25	05/03/17		2,230	1,338,000
ICICI Bank Ltd. (India), 144A(a)(f)	Baa2	7.25	12/31/49		2,380	1,542,597
ICICI Bank Ltd. (Singapore), 144A	Baa2	5.75	11/16/10		2,500	2,411,990
JPMorgan Chase & Co., Jr. Sub. Notes(f)	A1	7.90	04/29/49		2,180	1,835,298
KBC Bank Funding Trust III, 144A(f)	A1	9.86	11/29/49		5,000	4,996,849
Krung Thai Bank PCL (Thailand)(f)	Baa3	7.378	10/29/49		1,590	1,081,121
Northern Rock PLC (United Kingdom), 144A(f)	B3	6.594	06/29/49		920	478,400
Resona Bank Ltd., 144A(a)(f)	A2	5.85	09/29/49		2,900	2,132,904
Sumitomo Mitsui Banking Corp. (Japan), 144A(f)	Aa3	5.625	07/29/49		6,380	5,096,834

						43,062,033

Brokerage 0.8%
Goldman Sachs Group, Inc.	Aa3	6.15	04/01/18	3,105	2,581,851
Goldman Sachs Group, Inc.	A1	6.75	10/01/37	440	293,740
Lehman Brothers Holdings, Inc.(i)	Caa2	6.50	07/19/17	1,210	1,513
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	6.875	05/02/18	2,740	342,500
Merrill Lynch & Co., Inc.	A3	6.11	01/29/37	275	190,909
Merrill Lynch & Co., Inc., MTN(a)	A2	6.875	04/25/18	2,860	2,530,385
Merrill Lynch & Co., Inc., MTN	A2	6.05	08/15/12	1,500	1,406,450
Morgan Stanley, MTN	A1	5.45	01/09/17	4,035	2,622,749

					9,970,097

Building Materials & Construction 0.7%
American Standard, Inc.	Baa3	7.625	02/15/10	3,800	3,883,019
RPM International, Inc.	Baa3	4.45	10/15/09	5,150	5,056,697

					8,939,716

Cable 0.2%
AT&T Broadband	Baa2	9.455	11/15/22	1,065	1,170,872
TCI Communications, Inc.	Baa2	7.875	02/15/26	750	722,164

					1,893,036

Capital Goods 0.6%
Rockwell International Co.	A2	5.20	01/15/98	6,500	4,696,978
Waste Management, Inc.	Baa3	7.65	03/15/11	2,100	2,231,460

					6,928,438

Chemicals 1.3%
Huntsman International LLC	Ba1	11.625	10/15/10	2,100	2,142,000
ICI Wilmington, Inc.	A3	4.375	12/01/08	2,040	2,036,324
Lubrizol Corp.	Baa2	5.875	12/01/08	550	550,320
Lubrizol Corp.	Baa2	4.625	10/01/09	5,600	5,573,350
Potash Corp. of Saskatchewan (Canada)	Baa1	5.875	12/01/36	3,180	2,577,896
Union Carbide Chemical & Plastics Co.	Ba2	7.875	04/01/23	3,058	2,979,623

					15,859,513

Collateralized Mortgage Obligations 0.5%
Countrywide Alternative Loan Trust, Series 2004-18CB, Class 3A1	Aaa	5.25	09/25/19	1,996	1,806,626
Master Alternative Loan Trust, Series 2004-4, Class 4A1	Aaa	5.00	04/25/19	438	391,262
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A3(f)	Aaa	4.17	02/25/34	2,847	2,572,303
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-1, Class 3A	AAA(e)	5.00	03/25/20	1,479	1,429,004

					6,199,195

Commercial Mortgage-Backed Securities 8.5%
Banc of America Commercial Mortgage, Inc., Series 2007-4, Class A3(f)	AAA(e)	6.003	02/10/51	3,805	3,437,333
Banc of America Commercial Mortgage, Inc., Series 2005-1, Class ASB(f)	AAA(e)	5.122	11/10/42	5,470	5,229,622
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4(f)	AAA(e)	5.929	05/10/45	9,400	8,506,630
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T18, Class AAB(f)	Aaa	4.823	02/13/42	2,475	2,291,588
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-T20, Class AAB(f)	Aaa	5.2841	10/12/42	3,400	3,214,599
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A2A	Aaa	6.034	12/10/49	3,620	3,417,293
Commercial Mortgage Load Trust, Series 2008-LS1, Class A2(f)	Aaa	6.22	12/10/49	3,000	2,843,913
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A4(f)	AAA(e)	5.10	08/15/38	2,400	2,169,511
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3, Class A2	Aaa	4.93	07/10/39	8,500	8,034,734
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5(f)	Aaa	5.224	04/10/37	2,400	2,180,987
Greenwich Capital Commercial Funding Corp., Series 2003-C1, Class A4	Aaa	4.111	07/05/35	12,700	11,473,736
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2	Aaa	5.381	03/10/39	3,610	3,367,022
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1A, Class A2	Aaa	4.767	03/12/39	4,969	4,621,714
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2005-LDP2, Class ASB	Aaa	4.659	07/15/42	9,300	8,658,340
JP Morgan Chase Commerical Mortgage Securities Corp., Series 2007-LDPX, Class A2	Aaa	5.434	01/15/49	1,520	1,284,406
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A3	Aaa	4.83	11/15/27	3,375	3,224,015
LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A6(f)	Aaa	4.799	12/15/29	4,200	3,816,705
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-2, Class A4(f)	Aaa	6.104	06/12/46	2,325	2,122,507
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A2	AAA(e)	5.59	09/12/49	2,400	2,225,643
PNC Mortgage Acceptance Corp., Series 2001-C1, Class A1	Aaa	5.91	03/12/34	1,052	1,048,357
Wachovia Bank Commercial Mortgage Trust, Series 2002-C2, Class A4	Aaa	4.98	11/15/34	2,500	2,347,062
Wachovia Bank Commercial Mortgage Trust, Series 2003-C3, Class A2	AAA(e)	4.867	02/15/35	7,330	6,856,437
Wachovia Bank Commercial Mortgage Trust, Series 2003-C9, Class A3	AAA(e)	4.608	12/15/35	4,750	4,569,301
Wachovia Bank Commercial Mortgage Trust, Series 2005-C18, Class APB	Aaa	4.807	04/15/42	1,500	1,400,181
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A2	Aaa	5.569	05/15/46	3,600	3,337,797

					101,679,433

Consumer 0.1%
Realogy Corp., PIK	Caa2	11.00	04/15/14	2,000	765,000

Electric 2.1%
CenterPoint Energy Houston Electric LLC, Series JD	Baa2	5.70	03/15/13	2,950	2,868,108
Consumers Energy Co., Series D	Baa1	5.375	04/15/13	1,000	966,810
EDP Finance BV (Netherlands), 144A	A2	6.00	02/02/18	600	574,144
El Paso Electric Co.	Baa2	6.00	05/15/35	2,325	1,902,964
Empresa Nacional de Electricidad SA (Chile)	Baa3	8.35	08/01/13	625	667,484
Energy East Corp., Notes	Baa2	6.75	09/15/33	1,150	1,024,041
Energy East Corp., Unsub. Notes	Baa2	6.75	06/15/12	750	761,978
Enersis SA (Chile)	Baa3	7.375	01/15/14	3,700	3,736,159
Exelon Corp.	Baa1	4.90	06/15/15	500	440,270
Exelon Generation Co. LLC	A3	6.20	10/01/17	1,930	1,696,123
Korea East-West Power Co. Ltd. (South Korea), 144A	A1	4.875	04/21/11	1,700	1,695,568
NiSource Finance Corp.	Baa3	5.45	09/15/20	1,345	1,071,762
Northern States Power Co., Series B	A2	8.00	08/28/12	2,800	3,055,639
Orion Power Holdings, Inc.	Ba3	12.00	05/01/10	1,920	1,944,000
Sierra Pacific Power Co., Series P	Baa3	6.75	07/01/37	125	112,000
Southern California Edison Co.	A3	7.625	01/15/10	1,100	1,142,515
Xcel Energy, Inc.	Baa1	5.613	04/01/17	1,947	1,785,002

					25,444,567

Emerging Markets 0.1%
Alfa Diversified Payment Rights Finance Co., Series 1A, Class A, 144A(f)	Ba1	4.419	03/15/11	1,908	1,619,085

Energy - Other 1.0%
EnCana Corp. (Canada)	Baa2	5.90	12/01/17	2,500	2,231,195
GS Caltex Corp. (South Korea), 144A	Baa1	7.75	07/25/11	3,250	3,348,696
Newfield Exploration Co.	Ba3	6.625	04/15/16	320	284,800
Nexen, Inc. (Canada)	Baa2	6.40	05/15/37	1,890	1,496,285
Pioneer Natural Resources Co.	Ba1	6.875	05/01/18	1,750	1,558,135
Transocean, Inc. (Cayman Islands)	Baa2	6.80	03/15/38	1,200	1,101,006
Western Oil Sand, Inc. (Canada)	Baa1	8.375	05/01/12	1,900	2,004,397

					12,024,514

Foods 1.5%
Cadbury Schweppes US Finance LLC, 144A	NR	3.875	10/01/08	2,600	2,599,980
General Mills, Inc.	Baa1	5.20	03/17/15	1,880	1,803,926
HJ Heinz Co., 144A	Baa2	6.428	12/01/08	3,550	3,556,213
Kraft Foods, Inc.	Baa2	5.625	11/01/11	860	863,206
Kraft Foods, Inc.	Baa2	6.125	02/01/18	2,770	2,594,872
McDonald’s Corp.	A3	6.30	10/15/37	1,400	1,358,279
Tyson Foods, Inc.	Ba2	8.25	10/01/11	2,550	2,506,188
Tyson Foods, Inc.	Ba1	7.35	04/01/16	1,000	825,000
Yum! Brands, Inc.	Baa3	8.875	04/15/11	1,705	1,837,091

					17,944,755

Foreign Government Bonds 0.3%
Pemex Project Funding Master Trust, Gtd. Notes, 144A(f)	Baa1	4.591	10/15/09	3,190	3,178,197

Gaming 0.2%
Harrah’s Operating Co., Inc.(a)	Caa2	5.625	06/01/15	1,000	272,500
MGM Mirage, Inc.	Ba2	6.875	04/01/16	3,000	2,182,500

					2,455,000

Health Care & Pharmaceutical 1.3%
Alliance Imaging, Inc., Sr. Sub. Notes	B3	7.25	12/15/12	1,500	1,365,000
AmerisourceBergen Corp.	Baa3	5.875	09/15/15	2,325	2,099,966
Cardinal Health, Inc.	Baa2	5.80	10/15/16	265	247,552
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65	05/15/18	4,000	3,797,688
HCA, Inc., MTN	Caa1	8.70	02/10/10	1,700	1,721,920
Hospira, Inc.	Baa3	5.55	03/30/12	2,500	2,498,625
Schering-Plough Corp.	Baa1	5.55	12/01/13	2,735	2,644,846
Wyeth	A3	5.50	02/15/16	1,630	1,590,857

					15,966,454

Health Care Insurance 1.0%
Aetna, Inc.	A3	6.75	12/15/37	1,900	1,734,715
Cigna Corp.	Baa2	5.375	03/15/17	2,125	1,940,695
Coventry Health Care, Inc.	Ba1	6.125	01/15/15	4,025	3,606,247
Health Net, Inc.	Ba3	6.375	06/01/17	1,315	986,250
UnitedHealth Group, Inc.(a)	Baa1	6.00	06/15/17	2,610	2,395,531
UnitedHealth Group, Inc.	Baa1	6.50	06/15/37	760	630,922
UnitedHealth Group, Inc.	Baa1	6.875	02/15/38	180	158,470

					11,452,830

Insurance 1.1%
Ace INA Holdings, Inc.	A3	5.70	02/15/17	1,135	1,038,426
Allied World Insurance Holdings Ltd. (Bermuda)	Baa1	7.50	08/01/16	1,700	1,499,927
American International Group, Inc.	A2	4.25	05/15/13	1,820	1,040,541
American International Group, Inc.	A2	5.05	10/01/15	315	169,810
American International Group, Inc., Jr. Sub. Notes, 144A(f)	A3	8.175	05/15/58	2,600	416,504
Axis Capital Holdings Ltd. (Bermuda)	Baa1	5.75	12/01/14	3,350	3,077,712
Chubb Corp., Sr. Notes	A2	5.75	05/15/18	2,950	2,733,786
Travelers Cos, Inc., MTN	A2	6.25	06/15/37	1,890	1,638,509
XL Capital Ltd., Class A (Cayman Islands)	Baa1	5.25	09/15/14	140	121,096
XL Capital Ltd., Class E (Cayman Islands)(f)	Baa3	6.50	12/31/49	1,880	1,109,200

					12,845,511

Lodging 0.3%
Felcore Lodging LP(f)	Ba3	4.803	12/01/11	1,800	1,440,000
Royal Caribbean Cruises Ltd. (Liberia), Sr. Notes	Ba1	8.00	05/15/10	1,730	1,704,050
Starwood Hotels & Resorts Worldwide, Inc.	Baa3	6.25	02/15/13	980	923,679

					4,067,729

Media & Entertainment 0.6%
British Sky Broadcasting Group PLC (United Kingdom), 144A	Baa2	6.10	02/15/18	210	201,247
Dex Media West LLC, Series B	B1	9.875	08/15/13	950	589,000
News America, Inc.	Baa1	7.625	11/30/28	1,415	1,352,115
Time Warner, Inc., Gtd. Notes,	Baa2	7.25	10/15/17	1,440	1,321,644
Viacom, Inc.	Baa3	6.875	04/30/36	1,090	873,831

Viacom, Inc.	Baa3	6.75	10/05/37		720	618,486
Vivendi (France), 144A	Baa2	5.75	04/04/13		2,000	1,955,460

						6,911,783

Metals 0.6%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375	04/01/17		2,095	2,063,575
United States Steel Corp.(a)	Baa3	7.00	02/01/18		2,000	1,805,520
Xstrata Finance Canada Ltd. (Canada), 144A	Baa2	5.50	11/16/11		3,430	3,344,044

						7,213,139

Non-Captive Finance 2.0%
Bosphorus Financial Services Ltd. (Cayman Islands), 144A(f)(h)	Baa2	4.604	02/15/12		1,947	1,869,000
Capital One Financial Corp.	Baa1	6.15	09/01/16		700	525,336
CIT Group, Inc.	Baa1	5.65	02/13/17		5,650	2,757,019
Countrywide Financial Corp., MTN	Aa2	5.80	06/07/12		3,670	3,100,269
General Electric Capital Australia Funding Pty Ltd. (Australia), MTN	Aaa	6.00	04/15/15	AUD	4,440	2,760,065
General Electric Capital Corp., MTN(a)	Aaa	5.875	01/14/38		2,180	1,607,205
Nelnet, Inc.(f)	Baa3	7.40	09/29/36		6,500	4,389,906
Preferred Term Securities X, Class A-1 (Cayman Islands), 144A(f)	Aaa	3.528	07/03/33		3,302	2,488,363
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	8.45	06/15/18		6,170	4,195,600

						23,692,763

Non-Corporate Foreign Agency 1.2%
Credit Suisse First Boston International for CJSC (The) (Ukraine)	Ba2	6.80	10/04/12		1,400	1,030,820
Dresdner Kleinwort Wasserstein for CJSC (The) (Ukraine)	Ba2	7.75	09/23/09		1,400	1,249,374
Gazprom International SA (Luxembourg), 144A	A3	7.201	02/01/20		1,932	1,748,478
Gazprom OAO (Russia)	A3	10.50	10/21/09		1,685	1,693,425
National Power Corp. (Philippines), 144A(f)	BB(e)	7.061	08/23/11		1,530	1,565,649
Petronas Capital, Ltd. (Malaysia), 144A	A1	7.00	05/22/12		7,300	7,661,649

						14,949,395

Non-Corporate Sovereign 3.0%
Deutsche Bundesrepublik (Denmark)	Aaa	4.00	01/04/37	EUR	897	1,142,727
Federal Republic of Brazil (Brazil)	Ba1	12.50	01/05/16	BRL	250	136,469
Federal Republic of Brazil (Brazil)	Ba1	9.25	10/22/10		5,325	5,830,875
Government of Hungary (Hungary)	A2	8.00	02/12/15	HUF	693,400	3,891,839
Government of Jamaica (Jamaica)	B1	11.00	07/27/12	EUR	995	1,260,682
Peru Government International Bond (Peru), 144A(g)	Ba2	4.316	05/31/18		1,808	1,130,215
Republic of Panama (Panama)	Ba1	9.375	07/23/12		1,295	1,437,450
Republic of Poland (Poland)	A2	6.25	10/24/15	PLN	9,910	4,183,806
Republic of Uruguay (Uruguay)	B1	7.25	02/15/11		660	686,400
Republic of Venezuela (Venezuela)	B2	10.75	09/19/13		2,385	2,194,200
Russian Government International Bond (Russia), 144A	Baa1	8.25	03/31/10		1,730	1,788,585
United Mexican States (Mexico)	Baa1	8.00	12/24/08	MXN	77,200	7,052,577
United Mexican States (Mexico)	Baa1	7.50	01/14/12		4,250	4,547,500

						35,283,325

Paper 0.6%
Graphic Packaging International, Inc.	B3	8.50	08/15/11	2,970	2,821,500
International Paper Co.	Baa3	4.00	04/01/10	2,815	2,731,369
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75	06/01/13	1,400	1,050,000

					6,602,869

Pipelines & Other 0.8%
Atmos Energy Corp.(d)	Baa3	4.00	10/15/09	5,300	5,237,566
Energy Transfer Partners LP	Baa3	7.50	07/01/38	1,945	1,834,870
Transcanada Pipelines Ltd. (Cananda)	A3	7.25	08/15/38	2,200	2,114,816

					9,187,252

Railroads 0.5%
Burlington Northern Santa Fe Corp.	Baa1	5.75	03/15/18	4,145	3,975,797
CSX Corp.	Baa3	5.75	03/15/13	2,600	2,479,339

					6,455,136

Real Estate Investments Trusts 0.4%
Equity One, Inc.	Baa3	3.875	04/15/09	1,450	1,421,638
Post Apartment Homes LP	Baa3	5.45	06/01/12	2,300	2,207,393
Realty Income Corp.	Baa1	6.75	08/15/19	1,545	1,393,890

					5,022,921

Retailers 0.7%
CVS/Caremark Corp.	Baa2	6.25	06/01/27	3,020	2,719,047
Neiman-Marcus Group, Inc., PIK	B2	9.00	10/15/15	1,250	1,046,875
Target Corp.	A2	6.50	10/15/37	800	734,885
Target Corp.	A2	7.00	01/15/38	1,870	1,759,472
Wal-Mart Stores, Inc.	Aa2	6.50	08/15/37	545	511,354
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.20	04/15/38	1,310	1,194,982

					7,966,615

Structured Notes 1.5%
Dow Jones CDX High Yield, 144A	B3	8.25	12/29/10	8,500	8,659,375
Dow Jones CDX High Yield, 144A(a)	B3	8.625	06/29/11	9,653	9,604,735

					18,264,110

Technology 1.1%
Affiliated Computer Services, Inc.	Ba2	4.70	06/01/10	3,000	2,797,500
Dell, Inc., Sr. Unsec’d. Notes, 144A	A2	4.70	04/15/13	1,800	1,733,800
Fiserv, Inc.	Baa2	6.125	11/20/12	1,600	1,551,472
Jabil Circuit, Inc.	Ba1	5.875	07/15/10	2,000	1,920,000
Motorola, Inc.	Baa2	8.00	11/01/11	121	121,718
Oracle Corp., Sr. Unsec’d. Notes	A2	5.75	04/15/18	3,505	3,254,409
SunGard Data Systems, Inc.	B3	3.75	01/15/09	720	711,000
Xerox Corp.	Baa2	5.50	05/15/12	870	829,493

					12,919,392

Telecommunications 1.9%
AT&T Corp.	A2	8.00	11/15/31	2,475	2,581,920
Embarq Corp.	Baa3	7.082	06/01/16	5,600	4,538,463
New Cingular Wireless Services, Inc.	A2	8.125	05/01/12	1,810	1,930,510
New Cingular Wireless Services, Inc.	A2	8.75	03/01/31	2,375	2,625,943
Qwest Corp.	Ba1	8.875	03/15/12	3,300	3,234,000
Rogers Communications, Inc. (Canada)(a)	Baa3	6.80	08/15/18	2,600	2,459,678
Telecom Italia Capital (Luxembourg)	Baa2	4.875	10/01/10	3,400	3,305,310
Telefonica Emisiones SAU (Spain)	Baa1	7.045	06/20/36	5	4,522
Verizon Communications, Inc., Sr. Unsec’d. Notes(a)	A3	5.25	04/15/13	2,420	2,332,493

					23,012,839

Tobacco 0.6%
Philip Morris International, Inc., Sr. Unsec’d. Notes	A2	5.65	05/16/18	3,000	2,773,002
Reynolds American, Inc.	Baa3	6.50	07/15/10	4,000	4,158,888

					6,931,890

U.S. Government Agency Obligations 2.6%
Federal Farm Credit Bank	Aaa	4.875	01/17/17	580	583,349
Federal Home Loan Bank	Aaa	5.125	10/19/16	120	122,843
Federal Home Loan Mortgage Corp.(a)	Aaa	3.75	06/28/13	3,260	3,234,670
Federal Home Loan Mortgage Corp.	Aaa	4.125	09/27/13	11,280	11,368,007
Federal National Mortgage Association(a)	Aaa	3.875	07/12/13	15,570	15,531,324
Federal National Mortgage Association	Aaa	5.625	07/15/37	165	174,883

					31,015,076

U.S. Government Mortgage-Backed Securities 43.2%
Federal Home Loan Mortgage Corp.	Aaa	4.50	02/01/19-07/01/19	13,404	13,153,724
Federal Home Loan Mortgage Corp.	Aaa	5.00	07/01/19-05/01/34	6,819	6,756,077
Federal Home Loan Mortgage Corp.	Aaa	5.50	10/01/33-04/01/37	7,984	7,967,564
Federal Home Loan Mortgage Corp.	Aaa	5.50	TBA 30 YR	21,500	21,345,458
Federal Home Loan Mortgage Corp.	Aaa	5.50	TBA 30 YR	8,000	7,986,875
Federal Home Loan Mortgage Corp.	Aaa	6.00	11/01/33-06/01/34	5,620	5,709,444
Federal Home Loan Mortgage Corp.	Aaa	6.00	TBA 30 YR	33,500	33,845,453
Federal Home Loan Mortgage Corp.	Aaa	6.50	07/01/32-09/01/32	2,654	2,742,851
Federal Home Loan Mortgage Corp.	Aaa	7.00	10/01/32-11/01/33	4,956	5,209,569
Federal National Mortgage Association	Aaa	4.00	05/01/19-06/01/19	6,469	6,190,178
Federal National Mortgage Association	Aaa	4.50	06/01/18-02/01/35	19,647	19,125,813
Federal National Mortgage Association	Aaa	5.00	01/01/19-05/01/36	17,890	17,652,562
Federal National Mortgage Association	Aaa	5.00	TBA 15 YR	17,000	16,845,946
Federal National Mortgage Association	Aaa	5.00	TBA 30 YR	63,500	61,773,563
Federal National Mortgage Association	Aaa	5.00	TBA 30 YR	4,000	3,897,500
Federal National Mortgage Association	Aaa	5.215	10/01/37	10,108	10,207,867
Federal National Mortgage Association	Aaa	5.306	01/01/36	2,880	2,915,600
Federal National Mortgage Association	Aaa	5.50	12/01/16-01/01/38	105,126	105,117,608
Federal National Mortgage Association	Aaa	5.50	TBA 30 YR	18,250	18,175,700
Federal National Mortgage Association	Aaa	5.903	06/01/37	3,687	3,760,356
Federal National Mortgage Association	Aaa	6.00	09/01/17-05/01/36	25,429	25,874,551

Federal National Mortgage Association	Aaa	6.00	TBA 30 YR	33,000	33,368,450
Federal National Mortgage Association	Aaa	6.036	09/01/37	9,185	9,388,958
Federal National Mortgage Association	Aaa	6.50	11/01/09-10/01/37	21,309	21,919,521
Federal National Mortgage Association	Aaa	7.00	05/01/32-06/01/32	432	454,191
Government National Mortgage Association	Aaa	5.50	01/15/33-01/15/36	14,798	14,824,591
Government National Mortgage Association	Aaa	6.00	12/15/32-10/22/38	8,403	8,544,575
Government National Mortgage Association	Aaa	6.00	TBA 30 YR	27,000	27,337,500
Government National Mortgage Association	Aaa	6.50	09/15/32-11/15/33	4,668	4,801,410
Government National Mortgage Association	Aaa	7.50	10/15/25-09/15/26	158	170,896

					517,064,351

U.S. Government Treasury Securities 3.9%
U.S. Treasury Bonds(a)	Aaa	4.00	08/15/18	6,310	6,399,722
U.S. Treasury Bonds(a)	Aaa	4.375	02/15/38	6,155	6,233,378
U.S. Treasury Inflation Indexed Bonds(a)	Aaa	.63	04/15/13	16,263	15,348,220
U.S. Treasury Inflation Indexed Bonds	Aaa	1.875	07/15/13	6,383	6,364,469
U.S. Treasury Notes(a)	Aaa	2.75	07/31/10	2,610	2,650,578
U.S. Treasury Notes(a)	Aaa	3.125	08/31/13	2,750	2,771,054
U.S. Treasury Notes	Aaa	3.125	09/30/13	6,360	6,403,725

					46,171,146

TOTAL LONG-TERM BONDS (cost $1,204,172,751)					1,134,686,143

BANK LOANS 4.0%
Automotive 0.1%
Oshkosh Truck Corp.(h)	Ba3	4.322	12/06/13	1,429	1,225,618

Cable 0.3%
Insight Midwest Holding LLC(h)	B1	3.99	10/06/13	3,208	2,923,101

Capital Goods 0.1%
Capital Safety Group Ltd.(h)	B1	5.954	07/20/15	409	378,554
Capital Safety Group Ltd.(h)	B1	6.454	07/20/16	1,091	1,008,946

					1,387,500

Consumer 0.2%
Huish Detergents, Inc.(h)	Ba3	5.77	04/26/14	2,963	2,557,624

Electric 0.6%
NRG Energy, Inc.(h)	Ba1	5.262	02/01/13	2,384	2,088,892
NRG Energy, Inc.(h)	Ba1	6.848	02/01/13	1,171	1,026,249
Reliant Energy, Inc.(h)	Ba3	2.366	06/30/14	2,500	2,066,668
Texas Competitive Electric Holdings Co. LLC(h)	Ba3	6.228	10/10/14	1,980	1,670,625

					6,852,434

Foods 0.2%
Supervalu, Inc.(h)	Ba3	4.812	06/02/11	2,192	2,063,510

Gaming 0.2%
Las Vegas Sands LLC Term B(h)	Ba3	5.52	05/23/14	2,173	1,628,289
Las Vegas Sands LLC Term DD(h)	Ba3	5.52	05/23/14	549	411,194

					2,039,483

Health Care & Pharmaceutical 1.3%
Community Health Systems, Inc.(h)	Ba3	1.00	07/25/14	135	117,749
Community Health Systems, Inc.(h)	Ba3	5.018	07/25/14	2,631	2,302,341
HCA, Inc.(h)	Ba3	6.012	11/17/13	2,456	2,149,730
Health Management Associates Term B(h)	B1	5.512	02/28/14	1,938	1,626,579
Inverness Medical Innovations(h)	B1	5.447	06/26/14	2,963	2,666,250
PTS Acquisition Corp.(h)	Ba3	6.012	04/10/14	3,851	3,052,116
Royalty Pharma Finance Trust(h)	Baa3	7.75	05/15/15	4,000	3,765,000

					15,679,765

Media & Entertainment 0.1%
Idearc, Inc.(h)	Ba3	5.21	11/17/13	1,000	626,000
Idearc, Inc.(h)	Ba3	5.767	11/17/14	1,719	995,518

					1,621,518

Paper 0.1%
Domtar, Inc.(h)	Baa3	4.804	03/05/14	1,535	1,401,966

Pipelines & Other 0.1%
Enterprise GP Holdings LP(h)	Ba2	4.916	11/08/14	1,535	1,419,875

Technology 0.6%
First Data Corp.(h)	Ba3	5.962	09/24/14	1,040	883,575
First Data Corp.(h)	Ba3	5.982	09/24/14	1,980	1,690,425
Flextronics International Ltd. Term A (Singapore)(h)	Ba1	5.04	10/01/14	2,307	1,953,786
Flextronics International Ltd. Term A-1-A (Singapore)(h)	Ba1	5.041	10/01/14	663	561,433
Metavante Corp.(h)	Ba2	4.551	11/01/14	2,488	2,286,427

					7,375,646

Telecommunications 0.1%
Alltel Communications, Inc.(h)	Ba3	4.997	05/15/15	1,584	1,533,510

TOTAL BANK LOANS (cost $55,405,847)					48,081,550

TOTAL LONG-TERM INVESTMENTS (cost $1,259,578,598)					1,182,767,693

		Shares
SHORT-TERM INVESTMENTS 23.6%
AFFILIATED MUTUAL FUNDS 23.6%
Dryden Core Investment Fund - Short-Term Bond Series		16,390,906	139,158,792
Dryden Core Investment Fund - Taxable Money Market Fund Series (includes $52,094,077 of cash collateral received for securities on loan)(b)(c)		142,643,736	142,643,736

TOTAL AFFILIATED MUTUAL FUNDS (cost $305,426,956)			281,802,528

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT 122.5% (cost $1,565,005,554)			1,464,570,221

Principal Amount (000)#
SECURITY SOLD SHORT (1.4%)
MORTGAGE-BACKED SECURITIES
	Federal National Mortgage Association,
17,000	5.00%, TBA 15 YR (proceeds $16,946,875)		(16,877,804)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 121.1% (cost $1,548,058,679)			1,447,692,417
LIABILITIES IN EXCESS OF OTHER ASSETS(j) (21.1%)			(251,744,739)

TOTAL NET ASSETS 100.0%			$1,195,947,678

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
TBA	To Be Announced
AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
MXN	Mexican Peso
PLN	Polish Zloty

#	Principal amount shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.
(a)	All or portion of security is on loan. The aggregate market value of such securities is $50,049,975; cash collateral of $52,094,077 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series and the Dryden Core Investment Fund – Short-Term Bond Series.
(d)	Security segregated as collateral for futures contracts.
(e)	Standard & Poor’s rating.
(f)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2008.
(g)	Represents a zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(h)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default of interest payments; non-income producing security.

(j)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
17	2 Yr. Euro British Pound	Dec. 2008	$3,380,827	$3,389,543	$8,716
32	5 Yr. US Treasury Notes	Dec. 2008	3,589,789	3,591,500	1,711
820	10 Yr. US Treasury Notes	Dec. 2008	94,882,100	93,992,500	(889,600)
316	20 Yr. US Treasury Bonds	Dec. 2008	37,180,311	37,026,313	(153,998)
95	Euro Schatz	Dec. 2008	13,858,254	13,959,850	101,596

					(931,575)

Short Positions:
126	2 Yr. US Treasury Notes	Dec. 2008	26,988,533	26,893,125	95,408
20	Australian 10 Yr. Bond	Dec. 2008	1,492,669	1,495,314	(2,645)

					92,763

					$(838,812)

Forward foreign currency exchange contracts outstanding at September 30, 2008:

Foreign Currency Contract	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)
Purchased:
Brazilian Real expiring 10/23/08	BRL	6,806	6,720,326	7,117,602	397,276
British Pound expiring 10/27/08	GBP	242	446,884	430,299	(16,585)
Polish Zloty expiring 12/24/08	PLN	122	54,582	50,732	(3,850)

			7,221,792	7,598,633	376,841

Sold:
Australian Dollar expiring 10/22/08	AUD	4,023	3,207,851	3,177,197	30,654
Brazilian Real expiring 10/23/08	BRL	13,611	7,890,652	7,117,602	773,050
Euro expiring 11/27/08	EUR	1,149	1,685,632	1,622,639	62,993
Hungarian Forint expiring 10/27/08	HUF	672,626	4,097,633	3,899,067	198,566
Mexican Nuevo Peso expiring 10/20/08	MXN	71,035	6,607,944	6,477,809	130,135
Polish Zloty expiring 10/24/08	PLN	8,266	3,686,874	3,426,792	260,082

			27,176,586	25,721,106	1,455,480

					$1,832,321

Interest rate swap agreements outstanding at September 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG(a)	8/15/2015	$2,990	3.71198%	3 month LIBOR	$76,122
Deutsche Bank AG(a)	5/15/2016	4,240	4.49000%	3 month LIBOR	(70,621)
Merrill Lynch Capital Services, Inc.(a)	5/15/2016	5,955	4.39706%	3 month LIBOR	64,546

					$70,047

(a) Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2008: Selling credit protection:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank(a)	12/20/2008	$2,400	4.20%	SLM Corp., 5.125%, due 08/12/12	$(61,520)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,334	0.82%	Tyco International Group SA, 6.00%, due 11/15/13	(6,268)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	1,333	0.82%	Covidien Ltd., 6.00%, due 10/15/17	(6,267)
Morgan Stanley Capital Services, Inc.(b)	6/20/2009	1,333	0.82%	Tyco Electronics Ltd., 6.00%, due 10/01/12	(6,266)
Morgan Stanley Capital Services, Inc.(a)	6/20/2009	3,000	1.90%	Texas Competitive Electric Holdings Co., LLC 6.21287%, due 10/10/14	9,961
JPMorgan Chanse Bank(a)	6/20/2009	1,750	5.00%	Harrah’s Operating Co., Inc. 5.625%, due 06/01/15	(49,256)
Barclays Bank PLC(a)	6/20/2013	1,930	5.00%	Station Casinos, Inc., 6.00%, 04/01/12	(719,764)
Morgan Stanley Capital Services, Inc.(a)	12/20/2014	2,500	1.17%	Nextel Communications, Inc., 7.375%, due 8/1/15	(430,905)
Merrill Lynch Capital Services, Inc.(a)	3/25/2036	1,000	9.00%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	(925,859)

					$(2,196,144)

Buying credit protection:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services, Inc.(b)	9/20/2012	$5,600	1.70%	CIT Group, Inc., 7.75%, due 04/02/12	$2,092,616
Morgan Stanley Capital Services, Inc.(b)	6/20/2013	3,700	1.65%	Itraxx Euro, zero, due 06/20/13	24,846
Merrill Lynch Capital Services, Inc.(b)	9/20/2016	1,000	1.73%	Tyson Foods, Inc., 6.6%, due 04/01/16	87,778
Barclays Bank PLC(b)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 09/25/35	985,910
Citibank, N.A.(b)	1/25/2035	828	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B2, 6.165%, 01/25/35	192,358
Citibank, N.A.(b)	1/25/2035	506	3.00%	Morgan Stanley ABS Capital 1, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	288,286
Citibank, N.A.(b)	3/25/2035	523	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, 03/25/35	277,002
Merrill Lynch Capital Services, Inc.(b)	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc. Ser. 2006-R1, Class M9, 7.82%, 03/25/36	937,896
Morgan Stanley Capital Services, Inc.(b)	5/25/2036	1,000	3.23%	Countrywide Asset-Backed Certificates, Ser. 2005-16, Class MV8, 7.57%, 05/25/36	946,860

					$5,833,552

(a)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.
(b)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$281,802,528	$(838,812)
Level 2 - Other Significant Observable Inputs - Long	1,182,767,693	2,827,361
Level 2 - Other Significant Observable Inputs - Short	(16,877,804)	—
Level 3 - Significant Unobservable Inputs	—	2,712,415

Total	$1,447,692,417	$4,700,964

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 12/31/07	$—	$2,173,171
Realized gain (loss)	—	*
Change in unrealized appreciation (depreciation)	—	1,058,174
Net purchases (sales)	—	—
Transfers in and/or out of Level 3	—	(518,930)

Balance as of 9/30/08	$—	$2,712,415

*	The realized gain incurred during the period for other financial instruments was $841,897.

DIVERSIFIED CONSERVATIVE GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 116.6%
COMMON STOCKS — 39.0%
Aerospace & Defense — 1.0%
AAR Corp.	2,900	$48,111
HEICO Corp.	1,710	56,122
Lockheed Martin Corp.	1,900	208,373
Moog, Inc. (Class A Stock)*	2,175	93,264
Raytheon Co.	4,700	251,497
Teledyne Technologies, Inc.*	1,200	68,592
United Technologies Corp.	5,200	312,312

		1,038,271

Airlines — 0.1%
Allegiant Travel Co.*	1,720	60,750

Apparel — 0.1%
True Religion Apparel, Inc.*	2,620	67,727

Auto Parts and Equipment — 0.1%
Goodyear Tire & Rubber Co. (The)*	6,900	105,639

Banks — 0.1%
Pacific Capital Bancorp	2,700	54,945

Beverages — 0.7%
Coca-Cola Co. (The)	3,200	169,216
PepsiCo, Inc.	6,900	491,763

		660,979

Biotechnology — 1.6%
Celgene Corp.*	5,300	335,384
Genentech, Inc.*	5,100	452,268
Gilead Sciences, Inc.*	16,300	742,954
OSI Pharmaceuticals, Inc.*	1,250	61,613
RTI Biologics, Inc.*	7,203	67,348

		1,659,567

Building & Construction — 0.1%
Watsco, Inc.	1,200	60,336

Business Services — 0.1%
URS Corp.*	2,200	80,674

Capital Markets — 1.5%
Bank of New York Mellon Corp. (The)	7,126	232,165
Goldman Sachs Group, Inc. (The)	3,700	473,600
Jefferies Group, Inc.	4,000	87,520
Lazard Ltd. (Class A Stock) (Bermuda)	2,200	94,072
Schwab, (Charles) Corp. (The)	17,300	449,800
TD Ameritrade Holding Corp.*	7,900	127,980

		1,465,137

Chemicals — 0.6%
Monsanto Co.	5,400	534,492
Scotts Miracle-Gro Co. (The) (Class A Stock)	2,100	49,644
Valspar Corp. (The)	2,200	49,038

		633,174

Commercial Banks — 0.3%
Astoria Financial Corp.	3,550	73,592
East West Bancorp, Inc.	3,700	50,690
Signature Bank / New York*	414	14,440
SunTrust Banks, Inc.	4,800	215,952

		354,674

Commercial Services — 0.3%
Cardtronics, Inc.*	10,090	79,307
FTI Consulting, Inc.*	1,120	80,909
Hill International, Inc.*	2,141	29,653
Ticketmaster*	14,290	153,332
Tree.com., Inc.*	756	3,644

		346,845

Commercial Services & Supplies — 0.6%
Allied Waste Industries, Inc.*	6,600	73,326
Global Payments, Inc.	2,800	125,608
Rollins, Inc.	2,565	48,684
TeleTech Holdings, Inc.*	4,380	54,487
TNS, Inc.*	2,880	55,786
Waste Management, Inc.	8,100	255,069

		612,960

Communication Equipment — 1.4%
Cisco Systems, Inc.*	24,200	545,952
Nokia OYJ, ADR (Finland)	2,400	44,760
QUALCOMM, Inc.	14,000	601,580
Research In Motion Ltd. (Canada)*	2,800	191,240

		1,383,532

Computer Services & Software — 0.4%
Advent Software, Inc.*	850	29,945
Data Domain, Inc.*	2,180	48,549
Innerworkings, Inc.*	7,980	88,498
NetScout Systems, Inc.*	5,000	53,200
SkillSoft PLC, ADR (Ireland)*	4,450	46,547
SRA International, Inc. (Class A Stock)*	3,200	72,416
Super Micro Computer Inc*	3,102	27,949

		367,104

Computers & Peripherals — 0.8%
Apple, Inc.*	2,600	295,516
Hewlett-Packard Co.	11,500	531,760

		827,276

Construction — 0.1%
Granite Construction, Inc.	1,500	53,730

Consumer Finance — 0.3%
SLM Corp.*	23,100	285,054

Consumer Products & Services — 0.1%
Bare Escentuals, Inc.*	5,740	62,394
Toro Co.	2,000	82,600

		144,994

Distribution/Wholesale — 0.1%
FGX International Holdings Ltd. (British Virgin Islands)*	6,060	67,084
Fossil, Inc.*	2,060	58,154

		125,238

Diversified Consumer Services — 0.6%
Career Education Corp.*	15,100	246,885
H&R Block, Inc.	17,100	385,605

		632,490

Diversified Financial Services — 0.8%
Calamos Asset Management, Inc. (Class A Stock)	1,044	18,708
Eaton Vance Corp.	3,300	116,259
JPMorgan Chase & Co.	5,700	266,190
KKR Private Equity Investors LLP, ADR, RDU, 144A (original cost $320,412; purchased 05/03/06 - 05/05/06)*(f)(g)	13,000	122,200
Portfolio Recovery Associates, Inc.*	640	31,123
Raymond James Financial, Inc.	4,175	137,692
Sterling Financial Corp.	2,400	34,800
Stifel Financial Corp*	840	41,916
Student Loan Corp. (The)	400	37,200

		806,088

Diversified Machinery — 0.1%
Flow International Corp.*	13,259	67,356

Education — 0.1%
DeVry, Inc.	1,240	61,430

Electric — 0.2%
NRG Energy, Inc.*	7,600	188,100

Electric Utilities — 0.2%
Entergy Corp.	2,100	186,921

Electrical Equipment — 0.2%
ABB Ltd., ADR (Switzerland)	10,400	201,760

Electronic Equipment & Instruments — 0.3%
Checkpoint Systems, Inc.*	3,100	58,342
FLIR Systems, Inc.*	5,300	203,626

		261,968

Electronics
Digital Ally, Inc.*	6,600	45,342

Energy
Headwaters, Inc.*	2,869	38,301

Energy Equipment & Services — 1.1%
First Solar, Inc.*	900	170,019
Halliburton Co.	10,700	346,573
Oil States International, Inc.*	1,510	53,378
Schlumberger Ltd.	6,900	538,821
Tesco Corp. (Canada)*	520	10,889

		1,119,680

Entertainment & Leisure — 0.1%
Life Time Fitness, Inc.*	2,800	87,556

Environmental Control
EnergySolutions, Inc.	1,730	17,300

Exchange Traded Fund — 0.1%
iShares Russell 2000 Growth Index Fund	1,810	128,003

Financial Services — 0.1%
Investment Technology Group, Inc.*	700	21,301
PROS Holdings, Inc.*	4,960	46,574

		67,875

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	5,000	324,650
CVS/Caremark Corp.	19,300	649,638
Kroger Co. (The)	14,100	387,468
Wal-Mart Stores, Inc.	12,500	748,625

		2,110,381

Food Products — 0.8%
Cadbury PLC, ADR (United Kingdom)	8,012	328,011
ConAgra Foods, Inc.	16,000	311,360
Tyson Foods, Inc. (Class A Stock)	11,700	139,698

		779,069

Healthcare Equipment & Supplies — 1.3%
Alcon, Inc. (Switzerland)	2,900	468,379
Baxter International, Inc.	7,700	505,351
Haemonetics Corp.*	513	31,662
Insulet Corp.*	3,180	44,266
LeMaitre Vascular, Inc.*	21,030	63,090
Natus Medical, Inc.*	2,984	67,617
NuVasive, Inc.*	1,230	60,676
Spectranetics Corp. (The)*	12,038	55,736

		1,296,777

Healthcare Providers & Services — 1.6%
Amedisys, Inc.*	2,270	110,481
AMERIGROUP Corp.*	2,800	70,700
athenahealth, Inc.*	1,110	36,929
Cardinal Health, Inc.	4,400	216,832
Covance, Inc.*	1,600	141,456
Healthways, Inc.*	3,300	53,229
IPC The Hospitalist Co., Inc.*	1,850	47,545
Medco Health Solutions, Inc.*	5,700	256,500
NovaMed, Inc.*	12,520	59,345
Omnicare, Inc.	9,000	258,930
Pediatrix Medical Group, Inc.*	1,800	97,056
Pharmaceutical Product Development, Inc.	4,000	165,400
Psychiatric Solutions, Inc.*	1,060	40,227
Sunrise Senior Living, Inc.*	3,100	42,749

		1,597,379

Hotels, Restaurants & Leisure — 0.2%
Brinker International, Inc.	2,600	46,514
Marriott International, Inc. (Class A Stock)	3,300	86,097
Scientific Games Corp. (Class A Stock)*	2,540	58,471
Sonic Corp.*	3,200	46,624

		237,706

Household Durables — 0.1%
Meritage Homes Corp.*	1,700	41,990
Snap-on, Inc.	1,700	89,522

		131,512

Household Products — 0.7%
Colgate-Palmolive Co.	5,500	414,425
Kimberly-Clark Corp.	4,700	304,748

		719,173

Industrial Conglomerates — 0.1%
McDermott International, Inc.*	4,700	120,085

Insurance — 1.6%
Allstate Corp. (The)	3,000	138,360
AmTrust Financial Services, Inc	8,730	118,641

AXIS Capital Holdings Ltd. (Bermuda)	4,900	155,379
Berkshire Hathaway, Inc. (Class B Stock)*	38	167,010
Delphi Financial Group, Inc. (Class A Stock)	1,925	53,977
eHealth, Inc.*	3,830	61,280
Life Partners Holdings, Inc.	970	34,891
Loews Corp.	5,600	221,144
Philadelphia Consolidated Holding Corp.*	2,900	169,853
Protective Life Corp.	1,700	48,467
State Auto Financial Corp.	2,500	72,675
United Fire & Casualty Co.	1,400	40,026
XL Capital Ltd. (Class A Stock) (Cayman Islands)	19,500	349,830

		1,631,533

Internet — 0.4%
Digital River, Inc.*	3,000	97,200
Equinix, Inc.*	785	54,526
Internet Brands, Inc. (Class A Stock)*	12,720	88,658
NaviSite, Inc.*	24,230	48,460
Rackspace Hosting, Inc.*	4,411	43,096
Website Pros, Inc.*	13,560	73,224

		405,164

Internet & Catalog Retail — 0.8%
Amazon.com, Inc.*	6,400	465,664
IAC/InterActiveCorp.*	19,050	329,565

		795,229

Internet Software & Services — 0.8%
CyberSource Corp.*	4,870	78,456
Google, Inc. (Class A Stock)*	1,600	640,832
j2 Global Communications, Inc.*	3,530	82,425
ValueClick, Inc.*	3,900	39,897

		841,610

IT Services — 0.7%
Infosys Technologies Ltd., ADR (India)	8,400	279,804
Visa, Inc. (Class A Stock)	6,500	399,035

		678,839

Leisure
Interval Leisure Group, Inc.*	4,540	47,216

Life Science Tools & Services — 0.3%
Thermo Fisher Scientific, Inc.*	6,300	346,500

Machinery & Equipment — 0.1%
Bucyrus International, Inc. (Class A Stock)	3,300	147,444

Manufacturing — 0.2%
Harsco Corp.	2,400	89,256
Hexcel Corp.*	9,400	128,686

		217,942

Media — 1.4%
Comcast Corp. (Class A Stock)	25,350	497,621
DG FastChannel, Inc.*	3,520	77,158
Liberty Global, Inc. (Class C Stock)*	13,483	378,738
Sirius XM Radio, Inc.*	237,720	135,500
Walt Disney Co. (The)	8,800	270,072

		1,359,089

Medical Supplies & Equipment — 0.2%
CardioNet, Inc.*	2,210	55,162
Luminex Corp.*	1,800	45,018
Savient Pharmaceuticals, Inc.*	1,540	22,961
VNUS Medical Technologies, Inc.*	3,430	71,790

		194,931

Metals & Mining — 0.1%
Timken Co.	3,200	90,720

Multi-Utilities — 0.3%
Sempra Energy	6,000	302,820

Office Electronics — 0.3%
Xerox Corp.	23,300	268,649

Office Equipment
School Specialty, Inc.*	1,500	46,785

Oil & Gas Exploration/Production
Core Laboratories NV (Netherlands)	450	45,594

Oil, Gas & Consumable Fuels — 3.0%
Arena Resources, Inc.*	1,160	45,066
Cabot Oil & Gas Corp.	3,800	137,332
Comstock Resources, Inc.*	800	40,040
Devon Energy Corp.	2,700	246,240
EOG Resources, Inc.	1,900	169,974
Hess Corp.	2,000	164,160
National Oilwell Varco, Inc.*	2,600	130,598
Nexen, Inc. (Canada)	7,100	164,933
Occidental Petroleum Corp.	7,300	514,285
Petroleo Brasileiro SA, ADR (Brazil)	3,700	162,615
Southwestern Energy Co.*	7,500	229,050
St. Mary Land & Exploration Co.	900	32,085
Suncor Energy, Inc. (Canada)	5,000	211,350
Superior Energy Services, Inc.*	1,600	49,824
Swift Energy Co.*	1,800	69,642
Talisman Energy, Inc. (Canada)	11,700	166,374
W&T Offshore, Inc.	1,800	49,122
Williams Cos., Inc.	8,500	201,025
XTO Energy, Inc.	4,500	209,340

		2,993,055

Paper & Forest Products — 0.2%
Domtar Corp. (Canada)*	36,300	166,980

Pharmaceuticals — 2.5%
Abbott Laboratories	12,400	713,992
BioMarin Pharmaceutical, Inc.*	1,070	28,344
Mylan, Inc.*	29,600	338,032
Schering-Plough Corp.	17,300	319,531
Sciele Pharma, Inc.*	2,000	61,580
Shire Ltd., ADR (United Kingdom)	2,100	100,275
Teva Pharmaceutical Industries Ltd., ADR (Israel)	8,700	398,373
United Therapeutics Corp.*	560	58,895
Wyeth	14,000	517,160

		2,536,182

Real Estate Investment Trusts — 0.1%
Hovnanian Enterprises, Inc. (Class A Stock)*				3,100	24,769
SL Green Realty Corp.				900	58,320

					83,089

Retail & Merchandising — 0.2%
Cash America International, Inc.				1,723	62,097
HSN, Inc.*				4,540	49,985
Lumber Liquidators, Inc.*				4,390	55,139

					167,221

Semiconductors & Semiconductor Equipment — 0.7%
Cavium Networks, Inc.*				3,240	45,619
Itron, Inc.*				1,460	129,254
Marvell Technology Group Ltd. (Bermuda)*				20,300	188,790
Microsemi Corp.*				2,450	62,426
Netlogic Microsystems, Inc.*				1,880	56,851
NVIDIA Corp.*				10,700	114,597
Spansion, Inc. (Class A Stock)*				40,900	63,395

					660,932

Software — 1.8%
Adobe Systems, Inc.*				9,700	382,859
CA, Inc.				15,600	311,376
Ebix, Inc.*				690	64,832
MedAssets, Inc.*				3,840	66,048
Microsoft Corp.				16,800	448,392
MSCI, Inc. (Class A Stock)*				1,572	37,728
Symantec Corp.*				24,600	481,668

					1,792,903

Specialty Retail — 0.2%
Aaron Rents, Inc.				2,400	64,968
Aeropostale, Inc.*				1,320	42,385
CarMax, Inc.*				7,200	100,800

					208,153

Technology
Sanmina-SCI Corp.*				15,000	21,000

Telecommunications — 0.4%
Arris Group, Inc.*				6,700	51,791
Dril-Quip, Inc.*				1,100	47,729
Neutral Tandem, Inc.*				4,100	76,014
Premiere Global Services, Inc.*				7,500	105,450
Syniverse Holdings, Inc.*				4,730	78,565

					359,549

Textiles, Apparel & Luxury Goods — 0.4%
Jos. A. Bank Clothiers, Inc.*				1,380	46,368
Nike, Inc. (Class B Stock)				3,900	260,910
Phillips-Van Heusen Corp.				2,300	87,193

					394,471

Thrifts & Mortgage Finance — 0.3%
People’s United Financial, Inc.				14,750	283,938

Toys — 0.1%
Leapfrog Enterprises, Inc.*				6,150	64,944

Transportation
Genco Shipping & Trading Ltd.				1,270	42,215

Utilities — 0.1%
ONEOK, Inc.				1,900	65,360

Wireless Telecommunication Services — 0.6%
NII Holdings, Inc.*				8,800	333,696
Sprint Nextel Corp.				26,826	163,639
Virgin Mobile USA, Inc. (Class A Stock)*				26,800	78,792

					576,127

TOTAL COMMON STOCKS (cost $36,945,706)					39,127,042

	Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CORPORATE BONDS — 30.4%
Aerospace & Defense — 0.8%
BE Aerospace, Inc.,
Sr. Unsec’d. Notes	8.50%	07/01/18	Ba3	$100	97,000
DRS Technologies, Inc.,
Gtd. Notes	6.625%	02/01/16	B1	75	75,750
	7.625%	02/01/18	B3	130	135,850
Esterline Technologies Corp.,
Gtd. Notes	7.75%	06/15/13	B1	125	122,500
L-3 Communications Corp.,
Gtd. Notes	5.875%	01/15/15	Ba3	50	45,250
	7.625%	06/15/12	Ba3	100	98,500
Moog, Inc.,
Sr. Sub. Notes	6.25%	01/15/15	Ba3	100	92,500
Sr. Sub. Notes, 144A	7.25%	06/15/18	Ba3	75	72,000
TransDigm, Inc.,
Gtd. Notes	7.75%	07/15/14	B3	75	70,500

					809,850

Airlines — 0.1%
AMR Corp.,
Notes, MTN	10.40%	03/10/11	CCC+(d)	100	65,500
Continental Airlines, Inc.,
Pass-Through Certificates	6.748%	03/15/17	Ba2	22	17,502

					83,002

Automobile Manufacturers — 0.1%
DaimlerChrysler NA Holding Corp.,
Gtd. Notes, MTN	5.75%	09/08/11	A3	100	98,730

Automotive — 0.3%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	7.25%	10/25/11	B1	140	89,025
	7.875%	06/15/10	B1	80	61,066
General Motors Corp.,
Sr. Unsec’d. Notes	7.20%	01/15/11	Caa2	105	61,688
Lear Corp., Gtd.
Notes	8.75%	12/01/16	B3	30	20,850

TRW Automotive, Inc.,
Gtd. Notes, 144A	7.25%		03/15/17	Ba3	75	59,250
Visteon Corp.,
Gtd. Notes	7.00%		03/10/14	Caa2	40	16,200

						308,079

Building Materials & Construction
Nortek, Inc.,
Sr. Sub. Notes	8.50%		09/01/14	Caa1	50	28,500

Cable — 0.9%
CCH I Holdings LLC,
Gtd. Notes, Zero coupon (until 05/15/11)	11.75	%(v)	05/15/14	Caa3	150	57,750
Sr. Sec’d. Notes	11.00%		10/01/15	Caa3	70	46,200
CCH II LLC / CCH II Capital Corp.,
Gtd. Notes, 144A	10.25%		10/01/13	Caa2	50	41,500
CSC Holdings, Inc.,
Sr. Unsec’d. Notes	6.75%		04/15/12	B1	150	137,437
	8.125%		07/15/09	B1	225	222,750
	8.125%		08/15/09	B1	50	49,500
Mediacom Broadband LLC,
Sr. Unsec’d. Notes	8.50%		10/15/15	B3	25	20,625
Shaw Communications, Inc., (Canada)
Sr. Notes	8.25%		04/11/10	Ba1	100	99,500
Sr. Unsec’d. Notes	7.20%		12/15/11	Ba1	59	58,115
Videotron Ltee,
Gtd. Notes, 144A (Canada)	9.125%		04/15/18	Ba2	125	126,250

						859,627

Capital Goods — 2.2%
Actuant Corp.,
Gtd. Notes	6.875%		06/15/17	Ba2	50	47,750
ALH Finance LLC,
Gtd. Notes	8.50%		01/15/13	B3	75	69,938
Allied Waste North America, Inc.,
Sr. Sec’d. Notes	5.75%		02/15/11	B1	60	57,450
	6.125%		02/15/14	B1	125	115,000
	7.125%		11/15/16	B1	50	46,625
	7.875%		04/15/13	B1	50	49,625
Ashtead Capital, Inc.,
Sr. Sec’d. Notes, 144A	9.00%		08/15/16	B1	100	86,000
Ashtead Holdings PLC,
Sr. Sec’d. Notes, 144A (United Kingdom)	8.625%		08/01/15	B1	75	64,500
Baldor Electric Co.,
Gtd. Notes	8.625%		02/15/17	B3	120	114,600
Blount, Inc.,
Sr. Sub. Notes	8.875%		08/01/12	B2	125	124,375
Columbus Mckinnon Corp.,
Gtd. Notes	8.875%		11/01/13	B1	200	206,000
Hertz Corp. (The),
Gtd. Notes	8.875%		01/01/14	B1	270	232,875
JohnsonDiversey Holdings, Inc.,
Disc. Notes	10.67	%(v)	05/15/13	Caa1	75	72,750
JohnsonDiversey, Inc.,
Gtd. Notes	9.625%		05/15/12	B2	50	49,875
Mobile Mini, Inc.,
Gtd. Notes	6.875%		05/01/15	B2	45	39,150
RBS Global, Inc. / Rexnord Corp.,
Gtd. Notes	9.50%		08/01/14	B3	110	103,400
Rental Service Corp.,
Gtd. Notes	9.50%		12/01/14	Caa1	110	83,325
SPX Corp.,
Sr. Notes, 144A	7.625%		12/15/14	Ba2	125	125,000
Stena AB,
Sr. Notes (Sweden)	7.50%		11/01/13	Ba2	125	121,562
Terex Corp.,
Sr. Sub. Notes	8.00%		11/15/17	Ba3	125	113,750
UCAR Finance, Inc.,
Gtd. Notes	10.25%		02/15/12	Ba3	10	10,300
United Rentals North America, Inc.,
Gtd. Notes	6.50%		02/15/12	B1	135	112,725
Valmont Industries, Inc.,
Gtd. Notes	6.875%		05/01/14	Ba2	125	121,250

						2,167,825

Chemicals — 0.5%
Huntsman LLC,
Sec’d. Notes	11.625%		10/15/10	Ba1	250	255,000
Koppers, Inc.,
Sec’d. Notes	9.875%		10/15/13	Ba3	152	156,560
Momentive Performance Materials, Inc.,
Gtd. Notes	9.75%		12/01/14	B3	50	39,500
	11.50%		12/01/16	Caa2	25	17,000
Mosaic Co. (The),
Sr. Unsec’d. Notes, 144A	7.375%		12/01/14	Baa3	25	25,882
	7.625%		12/01/16	Baa3	25	25,543

						519,485

Consumer — 0.4%
Mac-Gray Corp.,
Sr. Unsec’d. Notes	7.625%		08/15/15	B3	50	47,750
Realogy Corp.,
Gtd. Notes, PIK	11.00%		04/15/14	Caa2	200	76,500
Service Corp. International,
Sr. Notes	7.00%		06/15/17	B1	50	42,750
Sr. Unsec’d. Notes	6.75%		04/01/16	B1	50	42,750
	7.375%		10/01/14	B1	50	45,500
Sr. Usec’d. Notes	6.75%		04/01/15	B1	50	43,625
Stewart Enterprises, Inc.,
Gtd. Notes	6.25%		02/15/13	Ba3	75	69,000
Ticketmaster,
Sr. Notes, 144A	10.75%		08/01/16	Ba3	50	47,000

						414,875

Diversified Financial Services — 1.3%
Citigroup, Inc.,
Jr. Sub. Notes	8.40	%(c)	04/29/49	A2	600	408,396
Merrill Lynch & Co., Inc.,
Notes, MTN	6.875%		04/25/18	A2	500	442,375
Morgan Stanley,
Sr. Unsec’d. Notes, MTN	5.75%		10/18/16	A1	500	310,059
Sr. Unsec’d. Notes, MTN	6.00%		04/28/15	A1	100	68,023
Petroleum Export Ltd.,
Sr. Notes, 144A (Cayman Islands)
(original cost $38,888; purchased 07/14/05)(f)(g)	4.623%		06/15/10	A2	39	38,566
(original cost $77,777; purchased 07/14/05)(f)(g)	4.633%		06/15/10	Baa1	78	77,138

						1,344,557

Electric — 1.7%
AES Corp. (The),
Sr. Unsec’d. Notes	7.75%		10/15/15	B1	25	22,688
	8.00%		10/15/17	B1	125	112,813
AES Eastern Energy LP,
Pass-Through Certificates	9.00%		01/02/17	Ba1	115	121,487
CMS Energy Corp.,
Sr. Unsec’d. Notes	8.50%		04/15/11	Ba1	50	51,160
Dynegy Holdings, Inc.,
Sr. Unsec’d. Notes	7.75%		06/01/19	B2	150	120,000
Dynegy Roseton / Danskammer Pass-Through Trust, Series B,
Pass-Through Certificates	7.67%		11/08/16	Ba3	25	22,688
Energy Future Holdings Corp.,
Gtd. Notes, PIK, 144A	11.25%		11/01/17	B3	75	63,375
Illinois Power Co.,
Sr. Sec’d. Notes	6.25%		04/01/18	Baa3	500	460,472
Midwest Generation LLC,
Pass-Through Certificates	8.30%		07/02/09	Baa3	48	48,940
NRG Energy, Inc.,
Gtd. Notes	7.25%		02/01/14	B1	50	46,375
	7.375%		02/01/16	B1	85	76,500
Orion Power Holdings, Inc.,
Sr. Unsec’d. Notes	12.00%		05/01/10	Ba3	115	116,437
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B,
Pass-Through Certificates	9.237%		07/02/17	Ba1	53	57,294
Tenaska Alabama Partners LP,
Sr. Sec’d. Notes, 144A	7.00%		06/30/21	Ba2	90	80,863
Texas Competitive Electric Holdings Co. LLC,
Gtd. Notes, 144A	10.25%		11/01/15	B3	325	293,312

						1,694,404

Energy-Other — 1.3%
Cie Generale de Geophysique Veritas,
Gtd. Notes (France)	7.50%		05/15/15	Ba3	25	23,875
Forest Oil Corp.,
Gtd. Notes	7.25%		06/15/19	B1	50	42,750
McMoRan Exploration Co.,
Gtd. Notes	11.875%		11/15/14	Caa1	100	95,000
Newfield Exploration Co.,
Sr. Sub. Notes	6.625%		04/15/16	Ba3	50	44,500
	7.125%		05/15/18	Ba3	100	87,000
OPTI Canada, Inc.,
Sr. Sec’d. Notes (Canada)	7.875%		12/15/14	B1	100	88,500
Parker Drilling Co.,
Gtd. Notes	9.625%		10/01/13	B2	80	77,600
Petrohawk Energy Corp.,
Gtd. Notes	9.125%		07/15/13	B3	75	70,500
Sr. Notes, 144A	7.875%		06/01/15	B3	75	65,250
Petroplus Finance Ltd.,
Gtd. Notes, 144A (Bermuda)	6.75%		05/01/14	B1	150	126,750
	7.00%		05/01/17	B1	75	62,250
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes	6.65%		03/15/17	Ba1	95	84,682
	6.875%		05/01/18	Ba1	100	89,036
Plains Exploration & Production Co.,
Gtd. Notes	7.00%		03/15/17	B1	65	56,550
	7.625%		06/01/18	B1	50	44,250
SandRidge Energy, Inc.,
Sr. Notes, 144A	8.00%		06/01/18	B3	100	86,000
Swift Energy Co.,
Gtd. Notes	7.125%		06/01/17	B1	50	42,500
Tesoro Corp.,
Gtd. Notes	6.25%		11/01/12	Ba1	25	21,875
	6.50%		06/01/17	Ba1	25	20,000
	6.625%		11/01/15	Ba1	55	44,825

						1,273,693

Financial - Bank & Trust — 3.5%
American Express Bank FSB,
Sr. Unsec’d. Notes	5.50%		04/16/13	Aa3		1,000	915,226
ANZ National International Ltd.,
Bank Gtd. Notes, 144A (New Zealand) (original cost $499,530; purchased 07/09/08)(f)(g)	6.20%		07/19/13	Aa2		500	496,355
Barclays Bank PLC,
Sub. Notes, 144A (United Kingdom) (original cost $500,000; purchased 04/18/08)(f)(g)	7.70	%(c)	04/29/49	Aa2		500	410,453
Deutsche Bank AG,
Notes (Germany)	4.875%		05/20/13	Aa1		900	859,657
UBS AG, (Switzerland)
Notes, MTN	5.75%		04/25/18	Aa2		500	434,875
Sr. Unsec’d. Notes	5.875%		12/20/17	Aa2		500	443,962

							3,560,528

Financial Services — 3.8%
American Express Co.,
Sr. Unsec’d. Notes	7.00%		03/19/18	A1		200	176,516
Bank of America Corp.,
Jr. Sub. Notes	8.00	%(c)	12/29/49	A1		1,500	1,187,800
	8.125	%(c)	12/29/49	A1		300	242,382
Sr. Unsec’d. Notes	5.079	%(c)	10/14/16	Aa2		400	342,764
Bear Stearns Cos., Inc. (The),
Sr. Unsec’d. Notes	7.25%		02/01/18	Aa2		500	481,187
CitiFinancial, Inc.,
Sr. Unsec’d. Notes	6.625%		06/01/15	Aa3		100	82,767
Credit Suisse / New York NY,
Sr. Unsec’d. Notes, MTN (Switzerland)	5.00%		05/15/13	Aa1		700	648,684
General Electric Capital Corp.,
Sr. Unsec’d. Notes, MTN	5.875%		01/14/38	Aaa		100	73,725
Sub. Notes, 144A (original cost $599,976; purchased 08/30/07)(f)(g)	6.50	%(c)	09/15/47	Aa1	GBP	300	317,563
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	5.70%		09/01/12	Aa3		50	43,070
	6.875%		01/15/11	Aa3		100	95,592
Lehman Brothers Holdings, Inc.,(i)
Sr. Unsec’d. Notes, MTN	5.625%		01/24/13	B3		600	75,000
	6.875%		05/02/18	B3		200	25,000

							3,792,050

Food — 0.4%
Ahold Finance USA, Inc.,
Gtd. Notes	6.875%		05/01/29	Baa3		20	20,848
	8.25%		07/15/10	Baa3		25	26,048
ARAMARK Corp.,
Gtd. Notes	6.301	%(c)	02/01/15	B3		50	43,750
	8.50%		02/01/15	B3		75	70,500
Del Monte Corp.,
Gtd. Notes	8.625%		12/15/12	B2		25	24,750
Dole Foods Co., Inc.,
Gtd. Notes	7.25%		06/15/10	Caa1		25	22,000
National Beef Packaging Co. LLC,
Sr. Unsec’d. Notes	10.50%		08/01/11	Caa1		50	49,750
New Albertson’s, Inc.,
Sr. Unsec’d. Notes	8.70%		05/01/30	B1		15	14,857
Smithfield Foods, Inc.,
Sr. Unsec’d. Notes	8.00%		10/15/09	Ba3		70	67,900
Stater Brothers Holdings,
Gtd. Notes	7.75%		04/15/15	B2		50	46,750
	8.125%		06/15/12	B2		25	24,500

							411,653

Gaming — 0.8%
CCM Merger, Inc.,
Notes, 144A	8.00%		08/01/13	Caa1		125	101,562
Fontainebleau Las Vegas Holdings LLC / Fontainebleau Las Vegas Capital Corp.,
Second Mortgage, 144A	10.25%		06/15/15	Caa1		75	21,000
Harrah’s Operating Co., Inc., Gtd. Notes	5.50%		07/01/10	Caa2		50	37,500
Gtd. Notes, 144A	10.75%		02/01/16	Caa1		200	102,000
Harrahs Operating Co., Inc.,
Gtd. Notes	6.50%		06/01/16	Caa2		25	6,875
MGM Mirage,
Gtd. Notes	6.00%		10/01/09	Ba2		280	261,800
	6.875%		04/01/16	Ba2		50	36,375
Mohegan Tribal Gaming Authority,
Sr. Sub. Notes	8.00%		04/01/12	Ba3		70	59,500
Park Place Entertainment Corp.,
Gtd. Notes	8.125%		05/15/11	Caa2		30	17,700
Shingle Springs Tribal Gaming Authority,
Sr. Notes, 144A	9.375%		06/15/15	B3		75	54,000
Station Casinos, Inc.,
Sr. Sub. Notes	6.50%		02/01/14	Caa2		50	14,750
	6.875%		03/01/16	Caa2		50	14,000
Sr. Unsec’d. Notes	6.00%		04/01/12	B3		50	28,000

							755,062

Healthcare & Pharmaceuticals — 2.3%
Accellant, Inc.,
Gtd. Notes	10.50%		12/01/13	Caa3		150	132,000
Bio-Rad Laboratories, Inc.,
Sr. Sub. Notes	7.50%		08/15/13	Ba3		25	25,000
Biomet, Inc.,
Gtd. Notes	11.625%		10/15/17	Caa1		50	50,250

Gtd. Notes, PIK	10.375%		10/15/17	B3		175	173,250
Boston Scientific Corp.,
Sr. Unsec’d. Notes	5.45%		06/15/14	Ba2		25	23,375
	6.25%		11/15/15	Ba2		75	70,688
Catalent Pharma Solutions, Inc.,
Gtd. Notes	9.50%		04/15/15	Caa1		100	77,500
Community Health Systems, Inc.,
Gtd. Notes	8.875%		07/15/15	B3		215	204,250
Elan Finance PLC,
Gtd. Notes (Ireland)	7.75%		11/15/11	B3		15	13,575
HCA, Inc.,
Notes, MTN	9.00%		12/15/14	Caa1		50	45,390
Sr. Sec’d. Notes	9.125%		11/15/14	B2		300	291,750
	9.25%		11/15/16	B2		200	194,500
Sr. Sec’d. Notes, PIK	9.625%		11/15/16	B2		25	23,750
Omega Healthcare Investors, Inc.,
Gtd. Notes	7.00%		04/01/14	Ba3		75	69,000
	7.00%		01/15/16	Ba3		100	90,000
Res-Care, Inc.,
Sr. Notes	7.75%		10/15/13	B1		100	94,000
Select Medical Corp.,
Gtd. Notes	7.625%		02/01/15	B3		20	16,200
Senior Housing Properties Trust,
Sr. Unsec’d. Notes	8.625%		01/15/12	Ba1		208	211,120
Skilled HealthCare Group,
Gtd. Notes	11.00%		01/15/14	Caa1		103	106,090
Sun Healthcare Group, Inc.,
Gtd. Notes	9.125%		04/15/15	B3		75	71,625
Surgical Care Affiliates, Inc.,
Sr. Sub. Notes, 144A	10.00%		07/15/17	Caa1		75	56,250
Vanguard Health Holdings Co. II LLC,
Gtd. Notes	9.00%		10/01/14	Caa1		100	96,500
Viant Holdings, Inc.,
Gtd. Notes, 144A	10.125%		07/15/17	Caa1		218	176,580

							2,312,643

Insurance — 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes, 144A (original cost $400,000; purchased 08/03/08)(f)(g)	8.25%		08/15/18	A3		400	232,389
ASIF III Jersey Ltd.,
Sr. Sec’d. Notes, MTN (Japan)	0.95%		07/15/09	Aa3	JPY	60,000	508,333

							740,722

Lodging — 0.2%
Felcor Lodging LP,
Gtd. Notes	8.50%		06/01/11	Ba3		50	43,250
Host Marriott LP,
Sr. Sec’d. Notes	7.00%		08/15/12	Ba1		100	89,250
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes (Liberia)	8.00%		05/15/10	Ba1		50	49,250

							181,750

Media & Entertainment — 1.8%
AMC Entertainment, Inc.,
Gtd. Notes	8.625%		08/15/12	Ba3		75	74,250
	11.00%		02/01/16	B2		35	34,475
Cinemark, Inc.,
Sr. Disc. Notes, Zero coupon (until 03/15/09)	9.75	%(v)	03/15/14	B3		25	24,031
Clear Channel Communications, Inc.,
Sr. Unsec’d. Notes	5.75%		01/15/13	Caa1		75	27,000
	6.875%		06/15/18	Caa1		25	7,625
Dex Media West LLC / Dex Media Finance Co.,
Sr. Sub. Notes	9.875%		08/15/13	B1		134	83,080
Sr. Unsec’d. Notes	8.00%		11/15/13	B2		70	32,200
DirecTV Holdings LLC / DirecTV Financing Co.,
Gtd. Notes	8.375%		03/15/13	Ba3		75	74,063
Echostar DBS Corp.,
Gtd. Notes	7.125%		02/01/16	Ba3		115	92,287
	7.75%		05/31/15	Ba3		75	63,563
Idearc, Inc.,
Gtd. Notes	8.00%		11/15/16	B3		115	31,338
Lamar Media Corp.,
Gtd. Notes	6.625%		08/15/15	Ba3		125	103,437
LIN Television Corp.,
Gtd. Notes	6.50%		05/15/13	B1		125	97,500
Medianews Group, Inc.,
Sr. Sub. Notes	6.875%		10/01/13	Caa2		50	15,000
Morris Publishing Group LLC,
Gtd. Notes	7.00%		08/01/13	Caa1		25	6,000
Quebecor Media, Inc.,
Sr. Unsec’d. Notes (Canada)	7.75%		03/15/16	B2		175	153,125
R.H. Donnelley Corp.,
Sr. Unsec’d. Notes	8.875%		01/15/16	B3		25	8,500
	8.875%		10/15/17	B3		50	17,000
Radio One, Inc.,
Gtd. Notes	8.875%		07/01/11	Caa1		75	61,500
Sun Media Corp.,
Gtd. Notes (Canada)	7.625%		02/15/13	Ba2		30	27,600

Time Warner, Inc.,
Gtd. Notes	3.034	%(c)	11/13/09	Baa2	800	768,076
Univision Communications, Inc.,
Gtd. Notes, PIK, 144A	9.75%		03/15/15	Caa1	95	44,175

						1,845,825

Metals — 1.1%
AK Steel Corp.,
Gtd. Notes	7.75%		06/15/12	Ba3	75	72,000
Aleris International, Inc.,
Gtd. Notes, PIK	9.00%		12/15/14	B3	25	15,250
Century Aluminum Co.,
Gtd. Notes	7.50%		08/15/14	B1	50	47,000
FMG Finance Pty Ltd.,
Sr. Sec’d. Notes	10.625%		09/01/16	B1	175	171,500
Sr. Sec’d. Notes, 144A (Australia)	10.00%		09/01/13	B1	40	38,400
Freeport-McMoRan Copper & Gold, Inc.,
Sr. Unsec’d. Notes	8.375%		04/01/17	Ba2	215	211,775
Gerdau Ameristeel Corp. / Gusap Partners,
Gtd. Notes (Canada)	10.375%		07/15/11	Ba1	145	149,713
Ispat Inland ULC,
Gtd. Notes (Canada)	9.75%		04/01/14	Baa2	334	353,066
Ryerson, Inc.,
Sr. Sec’d. Notes, 144A	12.00%		11/01/15	B2	50	42,500

						1,101,204

Non Captive Finance — 0.3%
General Motors Acceptance Corp. LLC,
Sr. Unsec’d. Notes	6.75%		12/01/14	B3	300	115,144
	6.875%		08/28/12	B3	135	53,660
Lender Processing Services, Inc.,
Sr. Unsec’d. Notes, 144A	8.125%		07/01/16	Ba2	150	146,250
Residential Capital LLC,
Sec’d. Notes, 144A	9.625%		05/15/15	Ca	84	20,160

						335,214

Packaging — 0.9%
Ball Corp.,
Gtd. Notes	6.625%		03/15/18	Ba1	100	93,000
Berry Plastics Holding Corp.,
Sr. Sec’d. Notes	8.875%		09/15/14	Caa1	125	97,500
BWAY Corp.,
Gtd. Notes	10.00%		10/15/10	B3	55	53,350
Crown Americas LLC / Crown Americas Capital Corp.,
Gtd. Notes	7.625%		11/15/13	B1	100	98,500
	7.75%		11/15/15	B1	75	73,125
Exopac Holding Corp.,
Gtd. Notes	11.25%		02/01/14	B3	75	63,000
Graham Packaging Co., Inc.,
Gtd. Notes	8.50%		10/15/12	Caa1	30	27,750
	9.875%		10/15/14	Caa1	25	21,750
Greif, Inc.,
Gtd. Notes	6.75%		02/01/17	Ba2	175	168,875
Owens-Brockway Glass Container, Inc.,
Gtd. Notes	8.25%		05/15/13	Ba3	100	99,500
Silgan Holdings, Inc.,
Sr. Sub. Notes	6.75%		11/15/13	B1	90	81,900

						878,250

Paper — 0.2%
Domtar Corp.,
Gtd. Notes	7.875%		10/15/11	Ba3	75	74,625
Graphic Packaging International Corp.,
Gtd. Notes	8.50%		08/15/11	B3	50	47,500
Norampac Industries, Inc.,
Gtd. Notes (Canada)	6.75%		06/01/13	Ba3	30	22,500
Verso Paper Holdings LLC / Verson Paper, Inc.,
Gtd. Notes	11.375%		08/01/16	B3	75	60,750

						205,375

Pipelines & Other — 1.0%
AmeriGas Partners LP,
Sr. Unsec’d. Notes	7.25%		05/20/15	Ba3	50	45,500
Copano Energy LLC / Copano Energy Finance Corp.,
Sr. Notes, 144A	7.75%		06/01/18	B1	75	65,625
El Paso Corp.,
Sr. Unsec’d. Notes	7.00%		05/15/11	Ba3	250	249,479
Sr. Unsec’d. Notes, MTN	7.80%		08/01/31	Ba3	100	84,252
Inergy LP / Inergy Finance Corp.,
Gtd. Notes	8.25%		03/01/16	B1	25	23,000
Sr. Unsec’d. Notes	6.875%		12/15/14	B1	25	21,875
Markwest Energy Partners LP / Markwest Energy Finance Corp.,
Sr. Notes	8.75%		04/15/18	B2	70	66,500
Targa Resources, Inc.,
Gtd. Notes	8.50%		11/01/13	B3	125	110,625
Williams Cos., Inc.,
Sr. Unsec’d. Notes, 144A (original cost $350,000; purchased 09/08/05)(f)(g)	6.375%		10/01/10	Baa3	350	343,000

						1,009,856

Real Estate Investment Trusts — 0.2%
iStar Financial, Inc.,
Sr. Unsec’d. Notes	5.80%		03/15/11	Ba1	100	51,000
Nationwide Health Properties, Inc.,
Unsec’d. Notes	6.50%		07/15/11	Baa3	100	103,067

						154,067

Retailers — 0.3%
GameStop Corp. / GameStop, Inc.,
Gtd. Notes	8.00%		10/01/12	Ba1	75	75,375
Neiman Marcus Group, Inc. (The),
Gtd. Notes, PIK	9.00%		10/15/15	B2	70	58,625
Pantry, Inc. (The),
Gtd. Notes	7.75%		02/15/14	Caa1	55	42,488
Susser Holdings LLC,
Gtd. Notes	10.625%		12/15/13	B3	126	123,795

						300,283

Technology — 1.2%
Affiliated Computer Services, Inc.,
Sr. Unsec’d. Notes	4.70%		06/01/10	Ba2	330	307,725
Avago Technologies Finance,
Gtd. Notes (Singapore)	10.125%		12/01/13	B1	85	85,850
	11.875%		12/01/15	B3	50	51,500
First Data Corp.,
Gtd. Notes, 144A	9.875%		09/24/15	B3	25	19,625
Freescale Semiconductor, Inc.,
Gtd. Notes, PIK	9.125%		12/15/14	B2	175	110,250
Iron Mountain, Inc.,
Gtd. Notes	8.625%		04/01/13	B2	95	93,575
Nortel Networks Ltd.,
Gtd. Notes (Canada)	10.125%		07/15/13	B3	75	47,812
Seagate Technology HDD Holdings,
Gtd. Notes (Cayman Islands)	6.375%		10/01/11	Ba1	50	49,125
Sensata Technologies BV,
Gtd. Notes (Netherlands)	8.00%		05/01/14	Caa1	150	126,750
Serena Software, Inc.,
Gtd. Notes	10.375%		03/15/16	Caa1	95	83,600
STATS ChipPAC Ltd., (Singapore)
Gtd. Notes	6.75%		11/15/11	Ba1	50	50,750
Sr. Notes	7.50%		07/19/10	Ba1	75	77,344
Sungard Data Systems, Inc.,
Gtd. Notes	9.125%		08/15/13	Caa1	80	72,000
Sr. Unsec’d. Notes, 144A	10.625%		05/15/15	Caa1	25	23,500

						1,199,406

Telecom — 2.2%
Alltel Corp.,
Sr. Unsec’d. Notes	7.00%		07/01/12	Caa1	100	97,750
American Tower Corp.,
Sr. Unsec’d. Notes	7.125%		10/15/12	Ba1	100	98,500
Centennial Cellular Operating Co.,
Gtd. Notes	10.125%		06/15/13	B2	25	24,750
Citizens Communications Corp.,
Sr. Unsec’d. Notes	9.00%		08/15/31	Ba2	15	11,475
	9.25%		05/15/11	Ba2	75	75,000
FairPoint Communications, Inc.
Sr. Unsec’d. Notes, 144A	13.125%		04/01/18	B3	100	91,000
Hawaiian Telcom Communications, Inc.,
Gtd. Notes	12.50%		05/01/15	C	75	10,500
Level 3 Financing, Inc.,
Gtd. Notes	12.25%		03/15/13	Caa1	125	110,625
Qwest Corp.,
Sr. Unsec’d. Notes	7.50%		10/01/14	Ba1	75	64,875
	7.625%		06/15/15	Ba1	500	435,000
Sprint Capital Corp.,
Gtd. Notes	6.90%		05/01/19	Baa3	100	77,500
	8.375%		03/15/12	Baa3	1,000	900,000
Time Warner Telecom Holdings, Inc.,
Gtd. Notes	9.25%		02/15/14	B3	25	23,125
Windstream Corp.,
Gtd. Notes	7.00%		03/15/19	Ba3	100	80,000
	8.625%		08/01/16	Ba3	100	92,250

						2,192,350

TOTAL CORPORATE BONDS (cost $35,892,299)						30,578,865

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 33.9%
Federal Home Loan Mortgage Corp.	5.00%		TBA		2,000	1,948,124
	5.50%		04/01/38		869	864,908
	5.50%		TBA		1,000	994,688
Federal National Mortgage Assoc.	4.00%		08/01/18-03/01/20		3,390	3,263,293
	4.439	%(c)	05/01/36		143	142,987
	4.50%		06/01/23-09/01/35		4,003	3,798,540
	4.50%		TBA		1,000	974,375
	4.50%		TBA		1,000	945,625
	5.00%		01/01/19-01/01/38		1,128	1,101,896
	5.00%		TBA		4,500	4,384,687
	5.00%		TBA		3,000	2,918,436
	5.152	%(c)	02/01/36		206	207,136
	5.50%		06/01/36		818	816,355
	6.00%		11/01/32		6	6,037
	6.259	%(c)	08/01/29		25	25,414
	6.50%		06/01/18-10/01/32		255	263,659
	6.50%		TBA		500	512,656
Government National Mortgage Assoc.	5.00%		10/15/36		919	902,938
	5.125%		10/20/27-11/20/29		41	41,238
	5.375	%(c)	04/20/27		51	51,489

	5.50%		11/15/28-09/15/33			78	78,339
	5.50%		TBA			1,700	1,701,595
	5.625	%(c)	08/20/24			5	5,477
	6.00%		08/15/36-05/15/37			670	680,906
	6.00%		TBA			4,200	4,261,690
	6.50%		TBA			2,000	2,046,876
	6.50%		TBA			1,000	1,020,938
	8.00%		08/20/31			3	3,491
	8.50%		02/20/26-04/20/31			27	30,388

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $34,038,668)							33,994,181

U.S. TREASURY OBLIGATIONS — 3.4%
U.S. Treasury Bonds	5.375%		02/15/31			400	454,531
	8.125%		08/15/19			800	1,073,687
U.S. Treasury Inflationary Index Bonds, TIPS	2.375%		01/15/25			400	452,181
U.S. Treasury Notes	3.375%		07/31/13			900	916,383
	3.50%		05/31/13			500	512,265

TOTAL U.S. TREASURY OBLIGATIONS (cost $3,433,538)							3,409,047

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.2%
Small Business Administration Participation Certificates,
Series 2000-20A, Class 1	7.59%		01/01/20			108	112,796
Series 2000-P10A, Class 1	8.017%		02/10/10			45	45,412

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost $152,422)							158,208

COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2005-4, Class 23A2	5.371	%(c)	05/25/35	Aaa		130	101,152
Series 2005-5, Class A1	4.45	%(c)	08/25/35	Aaa		312	279,035
Countrywide Alternative Loan Trust,
Series 2006 HY13, Class 4A1	5.90	%(c)	02/25/37	AAA(d)		197	137,399
Series 2006-OA11, Class A1B	3.397	%(c)	09/25/46	Aaa		198	109,476
Series 2007-0A7, Class A1A	3.387	%(c)	05/25/47	Aaa		162	98,472
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1	4.69	%(c)	07/25/44	NR		379	344,898
Freddie Mac,
Series 2266, Class F	2.938	%(c)	11/15/30	Aaa		11	10,871
Series 2888, Class ZG	4.50%		11/15/19	Aaa		119	106,515
Series 3010, Class WB	4.50%		07/15/20	Aaa		1,000	931,479
Government National Mortgage Assoc.,
Series 2000-15, Class Z	7.50%		02/20/30	Aaa		200	211,680
Greenpoint Mortgage Funding Trust,
Series 2006-AR6, Class A1A	3.287	%(c)	10/25/46	Aaa		125	107,494
Harborview Mortgage Loan Trust,
Series 2006-5, Class 2A1A	3.21	%(c)	07/19/46	Aaa		200	124,392
Impac Secured Assets CMN Owner Trust,
Series 2006-4, Class A2A	3.287	%(c)	01/25/37	Aaa		76	71,426
Merrill Lynch Floating Trust,
Series 2006-1, Class A1, 144A (original cost $168,198; purchased 10/31/06)(f)(g)	2.558	%(c)	06/15/22	Aaa		168	152,850
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-A10, Class A	3.417	%(c)	02/25/36	Aaa		94	76,538
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR8, Class A1A	3.487	%(c)	02/25/36	Aaa		400	257,240
Thornburg Mortgage Securities Trust,
Series 2006-2, Class A1C	3.327	%(c)	03/25/46	Aaa		200	198,986
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR17, Class 1A	4.055	%(c)	11/25/42	Aaa		59	52,122
Series 2003-R1, Class A1	3.747	%(c)	12/25/27	Aaa		507	436,297
Series 2005-AR13, Class A1A1	3.497	%(c)	10/25/45	Aaa		104	65,676
Series 2006-AR17, Class 1A1A	3.889	%(c)	12/25/46	Aaa		142	86,023
Series 2006-AR17, Class 2A	4.418	%(c)	12/25/46	Aaa		160	97,478
Series 2007-HY1, Class 2A3	5.869	%(c)	02/25/37	BB(d)		199	167,417
Series 2007-HY5, Class 1A1	5.616	%(c)	12/25/36	AAA(d)		199	155,787
Series 2007-OA3, Class 2A1A	3.615	%(c)	04/25/47	Aaa		199	114,947

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $4,994,821)							4,495,650

FOREIGN GOVERNMENT BONDS — 2.8%
Bundesrepublik Deutschland, (Germany)	4.25%		07/04/39	Aaa	EUR	300	398,181
	6.25%		01/04/30	Aaa	EUR	100	169,719
Development Bank of Japan (Japan)	1.75%		06/21/10	Aaa	JPY	10,000	95,282

France Government Bond (France)	5.75%		10/25/32	Aaa	EUR	100	159,875
United Kingdom Gilt, (United Kingdom)	4.25%		03/07/11	Aaa	GBP	300	535,614
	5.00%		03/07/12	Aaa	GBP	100	182,723
	5.00%		09/07/14	Aaa	GBP	700	1,293,708

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,907,782)							2,835,102

ASSET-BACKED SECURITY
Asset Backed Securities Corp. Home Equity, Series 2004-HE6, Class A1 (cost $19,942)	3.482	%(c)	09/25/34	Aaa		21	18,379

MUNICIPAL BONDS — 0.9%
California — 0.1%
State of California, General Obligation Bonds	4.50%		08/01/28	Aa3		100	85,315

Louisiana — 0.2%
Tobacco Settlement Financing Corp., Revenue Bonds, Series 2001B	5.875%		05/15/39	Baa3		290	241,181

Massachusetts — 0.2%
Massachusetts Water Resources Authority, Revenue Bonds, Series 1080 (original cost $250,000; purchased 04/21/05)(e)(f)(g)	5.00	%(c)	08/01/32	Aaa		250	236,663

Ohio — 0.4%
Buckeye Tobacco Settlement Financing Authority, Revenue Bonds, Series A-2	5.875%		06/01/47	Baa3		500	368,960

TOTAL MUNICIPAL BONDS (cost $1,047,344)							932,119

CONVERTIBLE BOND — 0.8%
Healthcare & Pharmaceuticals — 0.8%
LifePoint Hospitals, Inc., Sr. Unsec’d. Notes (cost $1,000,000)	3.50%		05/15/14	NR		1,000	817,500

BANK NOTE(n) — 0.7%
Chrysler Financial, Term, 144A (original cost $1,034,550; purchased 11/28/07)(f)(g)	6.82	%(c)	08/03/14	Ba-		1,089	731,536

TOTAL LONG-TERM INVESTMENTS (cost $121,473,512)							117,097,629

SHORT-TERM INVESTMENTS — 9.2%
U.S. TREASURY OBLIGATION — 0.2%
U.S. Treasury Bills (cost $249,701)	.33%		12/26/08			250	249,603

	Notional Amount (000)#
OPTIONS PURCHASED* — 0.4%
Call Options — 0.4%
2 Year U.S. Treasury Note Futures,
expiring 11/21/2008, Strike Price $110.50		1,400	219
10 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $138.00		3,400	531
Euro-Bobl,
expiring 11/21/2008, Strike Price $116.00	EUR	4,500	3,477
Euro-Schatz,
expiring 11/21/2008, Strike Price $106.70	EUR	2,200	1,545
Interest Rate Swap Options,		7,000	58,094
expiring 12/19/2008 @ 3.60%
expiring 04/20/2009 @ 4.18%	EUR	21,800	160,062
expiring 08/03/2009 @ 3.45%		700	5,284
expiring 08/03/2009 @ 3.45%		7,100	53,595
expiring 08/03/2009 @ 3.45%		9,000	67,938

			350,745

Put Options
FNMA,
expiring 10/07/2008, Strike Price $68.03		4,000	—
expiring 11/06/2008, Strike Price $70.00		7,000	—
GNMA,		2,000	404
expiring 11/12/2008, Strike Price $72.00
expiring 11/12/2008, Strike Price $76.00		3,200	—

			404

TOTAL OPTIONS PURCHASED (cost $431,411)			351,149

	Principal Amount (000)#
REPURCHASE AGREEMENT — 4.4%
Merrill Lynch, 0.15% dated 09/30/08, due 10/06/08 in the amount of $4,455,017 (cost $4,454,906; the value of collateral plus accrued interest was $4,387,000)(m)		$4,455	4,454,906

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 4.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $4,203,582)(w)		4,203,582	4,203,582

TOTAL SHORT-TERM INVESTMENTS (cost $9,339,600)			9,259,240

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 125.8% (cost $130,813,112)					126,356,869

			Notional Amount (000)#
OPTIONS WRITTEN* — (0.4)%
Call Options
Interest Rate Swap Options,
expiring 12/19/2008 @ 4.68%				2,300	(74,402)
expiring 04/20/2009 @ 4.44%			EUR	7,000	(123,489)
expiring 08/03/2009 @ 4.15%				300	(6,154)
expiring 08/03/2009 @ 4.40%				2,400	(67,349)
expiring 08/03/2009 @ 4.40%				3,000	(84,186)

TOTAL OPTIONS WRITTEN (premium received $434,719)					(355,580)

			Principal Amount (000)#
SECURITIES SOLD SHORT — (4.9)%
U.S. Treasury Obligation — (4.3)%
U.S. Treasury Notes	4.625%	02/15/17		$4,100	(4,362,978)

U.S. Government Agency Obligations — (0.6)%
Federal National Mortgage Assoc.	5.50%	10/13/35		600	(598,313)

TOTAL SECURITIES SOLD SHORT (proceeds received $4,961,038)					(4,961,291)

TOTAL INVESTMENTS, NET OF OUTSTANDING OPTIONS WRITTEN AND SECURITIES SOLD SHORT — 120.5% (cost $125,417,355)					121,039,998
Liabilities in excess of other assets(x) — (20.5)%					(20,620,224)

NET ASSETS — 100.0%					$100,419,774

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
RDU	Restricted Depositary Unit
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MYR	Malaysian Ringgit
MXN	Mexican Peso
RUB	Russian Ruble

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(e)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $125,000 and $125,000, respectively.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $4,122,870. The aggregate value of $3,033,713 is approximately 3.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rate shown is the effective yield at purchase date.
(o)	As of September 30, 2008, 5 securities representing $97,882 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).
(v)	The rate shown reflects the coupon rate after the step date.

(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures Contracts open at September 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
18	90 Day Euro Dollar	Dec 08	$4,366,313	$4,344,525	$(21,788)
29	90 Day Euro Dollar	Mar 09	7,024,388	7,035,038	10,650
21	90 Day Euro Dollar	Jun 09	5,046,800	5,090,400	43,600
45	90 Day Euro Dollar	Sep 09	10,816,325	10,898,438	82,113
30	90 Day Euro Dollar	Dec 09	7,269,850	7,242,000	(27,850)
22	90 Day Euro EURIBOR	Mar 09	7,362,855	7,400,645	37,790
31	90 Day Sterling	Jun 09	6,485,942	6,561,900	75,958
4	90 Day Sterling	Sep 09	838,030	847,408	9,378
33	90 Day Sterling	Dec 09	6,936,808	6,981,582	44,774
8	10 Year Euro-Bund	Dec 08	1,288,959	1,295,961	7,002
1	10 Year U.K. Gilt	Dec 08	199,283	199,385	102

					261,729

Short Positions:
22	2 Year Euro Schatz	Dec 08	3,206,791	3,232,807	(26,016)
7	2 Year U.S. Treasury Notes	Dec 08	1,484,000	1,494,063	(10,063)
41	5 Year Euro-Bobl	Dec 08	6,279,609	6,332,711	(53,102)
63	5 Year U.S. Treasury Notes	Dec 08	7,054,258	7,070,766	(16,508)
5	10 Year U.S. Treasury Notes	Dec 08	575,625	573,125	2,500
9	20 Year U.S. Treasury Bonds	Dec 08	1,059,117	1,054,547	4,570

					(98,619)

					$163,110 (1)

(1)	Cash of $315,000 has been segregated with the broker to cover requirements for open futures contracts at September 30, 2008

Forward foreign currency exchange contracts outstanding at September 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Brazilian Real,
Expiring 12/02/08	BRL	675	$396,676	$350,146	$(46,530)
Expiring 06/02/09	BRL	445	233,864	222,508	(11,356)
ChineseYuan,
Expiring 10/10/08	CNY	9,428	1,395,104	1,373,570	(21,534)
Expiring 12/09/08	CNY	5,808	849,661	840,834	(8,827)
Expiring 07/15/09	CNY	3,620	531,301	521,877	(9,424)
Indian Rupee,
Expiring 11/12/08	INR	19,826	490,613	422,076	(68,537)
Japanese Yen,
Expiring 10/03/08	JPY	19,486	183,491	183,215	(276)
Malaysian Ringgit,
Expiring 11/12/08	MYR	483	148,898	140,784	(8,114)
Russian Ruble,
Expiring 11/19/08	RUB	25,865	1,042,733	1,001,247	(41,486)

			$5,272,341	$5,056,257	$(216,084)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	675	$369,218	$350,146	$19,072
British Pound,
Expiring 11/03/08	GBP	2,053	3,729,685	3,658,968	70,717
Chinese Yuan,
Expiring 10/10/08	CNY	9,428	1,380,580	1,376,579	4,001
Euro,
Expiring 10/03/08	EUR	11	16,132	15,486	646
Japanese Yen,
Expiring 10/03/08	JPY	19,486	180,000	183,215	(3,215)
Expiring 10/20/08	JPY	11,114	102,815	104,852	(2,037)
Expiring 11/05/08	JPY	19,486	184,544	183,836	708
Russian Ruble,
Expiring 11/19/08	RUB	8,963	353,000	346,949	6,051
Expiring 05/06/09	RUB	5,700	234,676	216,679	17,997

			$6,550,650	$6,436,710	$113,940

Interest rate swap agreements outstanding at September 30, 2008:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Citigroup(2)	12/17/10		$500	4.00%	3 Month LIBOR	(1,644)
Merrill Lynch & Co.(2)	12/17/38		600	5.00%	3 Month LIBOR	(12,058)
Morgan Stanley & Co.(2)	12/17/38		800	5.00%	3 Month LIBOR	14,386
Morgan Stanley & Co.(1)	12/17/15		800	5.00%	3 Month LIBOR	13,171
Deutsche Bank(2)	12/17/28		300	5.00%	3 Month LIBOR	(15,590)
Merrill Lynch & Co.(1)	12/17/13		2,000	4.00%	3 Month LIBOR	(307)
Citigroup(1)	12/17/13		1,000	4.00%	3 Month LIBOR	6,305
Morgan Stanley & Co.(1)	12/17/13		5,500	4.00%	3 Month LIBOR	59,913
Merrill Lynch & Co.(2)	12/17/23		2,300	5.00%	3 Month LIBOR	(39,425)
Merrill Lynch & Co.(2)	12/17/28		300	5.00%	3 Month LIBOR	(6,932)
Bank of America Securities LLC(2)	12/17/38		600	5.00%	3 Month LIBOR	(15,457)
Citigroup(1)	12/17/15		300	5.00%	3 Month LIBOR	3,190
Morgan Stanley & Co.(2)	12/17/23		2,000	5.00%	3 Month LIBOR	(91,723)
Morgan Stanley & Co.(1)	12/17/18		900	5.00%	3 Month LIBOR	23,919
Bank of America Securities LLC(1)	12/17/13		2,200	4.00%	3 Month LIBOR	2,465
Merrill Lynch & Co.(2)	05/21/09		1,400	5.50%	ICAP CMM FRA Fixing Rate	(9,661)
Morgan Stanley & Co.(1)	01/02/12	BRL	5,100	10.12%	Brazilian interbank lending rate	(127,101)
Merrill Lynch & Co.(1)	01/02/12	BRL	300	14.77%	Brazilian interbank lending rate	286
Deutsche Bank(1)	09/17/18	EUR	300	5.00%	6 Month EURIBOR	(8,479)
Barclays Capital(2)	09/17/18	EUR	200	5.00%	6 Month EURIBOR	(8,056)
Barclays Capital(2)	09/17/38	EUR	300	5.00%	6 Month EURIBOR	(21,810)
Deutsche Bank(1)	09/17/10	EUR	1,300	5.00%	6 Month EURIBOR	18,203
Goldman Sachs(2)	03/18/39	EUR	200	5.00%	6 Month EURIBOR	(10,741)
Barclays Capital(1)	12/17/10	EUR	100	5.50%	6 Month EURIBOR	2,111
Morgan Stanley & Co.(1)	12/17/10	EUR	500	5.50%	6 Month EURIBOR	12,112
Barclays Capital(1)	06/15/10	EUR	3,200	4.50%	6 Month EURIBOR	(34,249)
Goldman Sachs(1)	03/18/10	EUR	700	5.00%	6 Month EURIBOR	9,682
Deutsche Bank(1)	06/15/13	EUR	1,500	4.00%	6 Month EURIBOR	(43,874)
Deutsche Bank(1)	09/15/10	EUR	2,000	5.50%	6 Month EURIBOR	42,026
UBS AG(1)	10/15/10	EUR	100	2.15%	FRC-Excluding Tobacco-Non-Revised Consumer Price Index	(498)
Goldman Sachs(2)	12/20/17	GBP	400	5.00%	6 Month LIBOR	(18,196)
Goldman Sachs(2)	06/15/37	GBP	300	4.00%	6 Month LIBOR	(6,383)
Morgan Stanley & Co.(2)	06/15/37	GBP	400	4.00%	6 Month LIBOR	(8,605)
Barclays Capital(2)	06/15/37	GBP	200	4.00%	6 Month LIBOR	(4,621)
Deutsche Bank(2)	12/17/17	JPY	30,000	2.00%	6 Month LIBOR	(7,350)
Barclays Capital(2)	12/17/17	JPY	10,000	2.00%	6 Month LIBOR	(2,395)
Merrill Lynch & Co.(1)	11/04/16	MXN	11,000	8.17%	28 day Mexican interbank rate	(41,157)

						$(328,543)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2008:

Buying credit protection:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Barclays Bank PLC(1)	03/20/12	$100	0.17%	AIG Corp., 5.40%, due 02/15/12	$23,979
Morgan Stanley & Co.(1)	12/20/08	200	0.26%	Allstate Corp., 6.125%, due 02/15/12	189
UBS AG(1)	12/20/08	200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(37)
Citigroup(1)	12/20/16	400	0.17%	Bank of America Corp., 5.62%, 10/14/16	36,652
Barclays Bank PLC(1)	06/20/15	100	0.15%	CitiFinancial, 6.625%, due 06/01/15	13,411
Barclays Bank PLC(1)	09/20/11	100	0.58%	DaimlerChrysler NA Holdings, 5.75%, due 09/08/11	1,147
Barclays Bank PLC(1)	12/20/11	1,200	0.75%	Dow Jones CDX HVOL7 Index	112,724
Barclays Bank PLC(1)	06/20/13	200	5.00%	Dow Jones CDX HY-10 100 Index	15,200
UBS AG(1)	06/20/13	200	5.00%	Dow Jones CDX HY-10 100 Index	15,316
Merrill Lynch & Co.(1)	12/20/11	100	0.00%	Dow Jones CDX HY-7 Index	30,409
Bank of America Securities LLC(1)	06/20/12	396	2.75%	Dow Jones CDX HY-8 Index	30,296
Morgan Stanley & Co.(1)	06/20/12	1,287	2.75%	Dow Jones CDX HY-8 Index	123,044
UBS AG(1)	06/20/12	891	2.75%	Dow Jones CDX HY-8 Index	65,383
Morgan Stanley & Co.(1)	12/20/12	300	0.14%	Dow Jones CDX IG5 Index	36,199
Morgan Stanley & Co.(1)	12/20/12	1,000	0.14%	Dow Jones CDX IG5 Index	120,655
Morgan Stanley & Co.(1)	12/20/16	500	0.65%	Dow Jones CDX IG7 Index	39,200
Deutsche Bank(1)	06/20/18	700	1.50%	Dow Jones CDX NA IG 10 10Y	12,661
Goldman Sachs Capital Markets, L.P.(1)	06/20/18	1,200	1.50%	Dow Jones CDX NA IG 10 10Y	24,588
Morgan Stanley & Co.(1)	06/20/18	1,700	1.50%	Dow Jones CDX NA IG 10 10Y	41,061
Deutsche Bank(1)	06/20/13	900	1.55%	Dow Jones CDX NA IG 10 5Y	8,557
Morgan Stanley & Co.(1)	06/20/13	300	1.55%	Dow Jones CDX NA IG 10 5Y	3,273
Barclays Bank PLC(1)	12/20/17	500	0.80%	Dow Jones CDX NA IG 9 10Y	21,436
Goldman Sachs Capital Markets, L.P.(1)	12/20/17	100	0.80%	Dow Jones CDX NA IG 9 10Y	3,830
Morgan Stanley & Co.(1)	12/20/17	200	0.80%	Dow Jones CDX NA IG 9 10Y	6,494
Bank of America Securities LLC(1)	12/20/08	100	0.13%	E.I. DuPont, 6.875%, due 10/15/09	7
Citigroup(1)	12/20/08	200	0.28%	Eaton Corp., 5.75%, due 07/15/12	81
Barclays Bank PLC(1)	12/20/08	200	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(40)
Morgan Stanley & Co.(1)	12/20/08	100	0.21%	Emerson Electric Co., 6.48%, due 10/15/12	(18)
Citigroup(1)	12/20/08	100	0.29%	FedEx Corp., 7.25%, due 02/15/11	109
Bear Stearns International Ltd.(1)	12/20/08	200	0.32%	Hewlett-Packard Co., 6.50% due 07/01/12	(75)
Merrill Lynch & Co.(1)	12/20/08	100	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(23)
Barclays Bank PLC(1)	03/20/11	100	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	40,769
Deutsche Bank(1)	09/20/11	100	0.62%	Nationwide Health, 6.50%, due 07/15/11	3,213
Morgan Stanley & Co.(1)	09/20/13	100	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	5,224
Bear Stearns International Ltd.(1)	03/20/12	1,000	0.55%	Sprint Capital Corp., 8.375%, due 03/15/12	97,445
Citigroup(1)	12/20/08	300	0.14%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	65
Barclays Bank PLC(1)	12/20/08	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/12/12	(125)
Bear Stearns International Ltd.(1)	06/20/16	100	0.63%	Whirlpool Corp., 6.50%, due 06/15/16	3,235

					$935,534

(1)	Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Selling credit protection:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Credit Suisse International(2)	05/25/46	$1,700	0.11%	ABX.HE.AAA.06-2 Index	$(168,699)
Citigroup(2)	06/20/12	2,000	2.09%	Dow Jones CDX HY-8 Index	(161,682)
Morgan Stanley & Co.(2)	12/20/15	200	0.46%	Dow Jones CDX IG5 Index	(39,035)
Morgan Stanley & Co.(2)	12/20/15	700	0.46%	Dow Jones CDX IG5 Index	(136,424)
Goldman Sachs Capital Markets, L.P.(2)	12/20/12	1,100	0.60%	Dow Jones CDX NA IG 9 5Y	(24,194)

					$(530,034)

(2)	Portfolio pays the counterparty par in the event that the underlying bond defaults and receives the fixed rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$43,330,624	$163,110
Level 2 - Other Significant Observable Inputs - Long	82,928,363	(25,187)
Level 2 - Other Significant Observable Inputs - Short	(5,316,871)	—
Level 3 - Significant Unobservable Inputs	97,882	—

Total	$121,039,998	$137,923

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$173,663
Accrued discounts/premiums	(3,147)
Realized gain (loss)	812
Change in unrealized appreciation (depreciation)	(59,703)
Net purchases (sales)	(13,743)
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$97,882

EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.1%
COMMON STOCKS
Aerospace & Defense — 1.4%
Lockheed Martin Corp.	1,306	$143,229
Orbital Sciences Corp.*(a)	1,061,270	25,438,642
United Technologies Corp.	330,100	19,825,806

		45,407,677

Air Freight & Logistics — 0.5%
Expeditors International of Washington, Inc.(a)	445,700	15,528,188

Auto Components — 0.2%
Goodyear Tire & Rubber Co. (The)*	421,500	6,453,165

Beverages — 2.5%
Coca-Cola Co. (The)	282,100	14,917,448
PepsiCo, Inc.	977,528	69,668,421

		84,585,869

Biotechnology — 4.0%
BioMarin Pharmaceutical, Inc.*(a)	260,100	6,890,049
Celgene Corp.*(a)	381,000	24,109,680
Genentech, Inc.*	333,900	29,610,252
Genzyme Corp.*(a)	312,850	25,306,436
Gilead Sciences, Inc.*	1,005,100	45,812,458

		131,728,875

Building Materials — 1.1%
Masco Corp.(a)	2,019,632	36,232,198

Capital Markets — 3.7%
Bank of New York Mellon Corp. (The)	663,478	21,616,113
Goldman Sachs Group, Inc. (The)	400,812	51,303,936
KKR Private Equity Investors LP*	303,100	2,849,140
KKR Private Equity Investors LP, 144A, RDU, Private Placement (original cost $31,766,640; purchased 05/03/06-07/17/06)*(c)(e)	1,295,700	12,179,580
Merrill Lynch & Co., Inc.(a)	384,360	9,724,308
Charles Schwab Corp. (The)	1,035,500	26,923,000

		124,596,077

Chemicals — 1.1%
Air Products & Chemicals, Inc.	890	60,956
Monsanto Co.	364,800	36,107,904

		36,168,860

Commercial Banks — 1.9%
SunTrust Banks, Inc.(a)	319,400	14,369,806
Wells Fargo & Co.(a)	1,316,954	49,425,284

		63,795,090

Commercial Services — 0.5%
Moody’s Corp.(a)	445,460	15,145,640

Commercial Services & Supplies — 0.9%
McKesson Corp.	279,070	15,016,757
Waste Management, Inc.	515,600	16,236,244

		31,253,001

Communication Equipment — 5.8%
Cisco Systems, Inc.*(a)	3,514,729	79,292,286
Corning, Inc.	1,805,915	28,244,511
QUALCOMM, Inc.	1,647,800	70,805,966
Research In Motion Ltd. (Canada)*(a)	199,700	13,639,510

		191,982,273

Computers & Peripherals — 2.8%
Apple, Inc.*	203,900	23,175,274
Hewlett-Packard Co.	1,399,960	64,734,150
NetApp, Inc.*	205,350	3,743,531

		91,652,955

Construction — 2.4%
Centex Corp.(a)	1,661,240	26,912,088
Toll Brothers, Inc.*(a)	2,033,760	51,311,765

		78,223,853

Consumer Finance — 1.4%
American Express Co.(a)	747,008	26,466,493
SLM Corp.*(a)	1,765,000	21,780,100

		48,246,593

Diversified Consumer Services — 1.5%
Career Education Corp.*(a)	1,204,200	19,688,670
H&R Block, Inc.	1,295,300	29,209,015

		48,897,685

Diversified Financial Services — 2.1%
JPMorgan Chase & Co.	1,480,252	69,127,768

Electric Utilities — 1.2%
Dominion Resources, Inc.(a)	380,710	16,286,774
Exelon Corp.	363,830	22,783,034

		39,069,808

Electrical Equipment — 0.6%
ABB Ltd., ADR (Switzerland)	957,600	18,577,440

Electronic Components — 0.8%
Dolby Laboratories, Inc. (Class A Stock)*(a)	762,398	26,828,786

Energy Equipment & Services — 4.5%
Diamond Offshore Drilling, Inc.(a)	303,530	31,281,802
First Solar, Inc.*(a)	70,600	13,337,046
Halliburton Co.	1,477,980	47,871,772
National Oilwell Varco, Inc.*	319,200	16,033,416
Schlumberger Ltd.	538,400	42,043,656

		150,567,692

Financial - Bank & Trust — 1.2%
Hudson City Bancorp, Inc.(a)	1,311,660	24,200,127
State Street Corp.	251,350	14,296,788

		38,496,915

Food & Staples Retailing — 4.8%
Costco Wholesale Corp.	275,600	17,894,708
CVS/Caremark Corp.	1,351,600	45,494,856
Kroger Co. (The)(a)	901,700	24,778,716
Wal-Mart Stores, Inc.(a)	1,200,662	71,907,647

		160,075,927

Food Products — 3.2%
Cadbury PLC, ADR (United Kingdom)(a)	703,564	28,803,910
ConAgra Foods, Inc.(a)	1,393,900	27,125,294
Kellogg Co.	521,405	29,250,821
McCormick & Co., Inc.	565,143	21,729,748

		106,909,773

Healthcare Equipment & Supplies — 2.7%
Alcon, Inc.	208,500	33,674,835
Baxter International, Inc.	544,900	35,761,787
Medtronic, Inc.	391,256	19,601,926

		89,038,548

Healthcare Providers & Services — 0.5%
Omnicare, Inc.(a)	606,100	17,437,497

Hotels, Restaurants & Leisure — 1.3%
Burger King Holdings, Inc.(a)	595,700	14,630,392
McDonald’s Corp.	454,385	28,035,555

		42,665,947

Household Products — 2.6%
Colgate-Palmolive Co.	316,800	23,870,880
Kimberly-Clark Corp.	336,600	21,825,144
Procter & Gamble Co.	578,248	40,298,103

		85,994,127

Independent Power Producers & Energy Traders — 0.5%
NRG Energy, Inc.*(a)	667,600	16,523,100

Industrial Conglomerates — 1.9%
Eaton Corp.(a)	201,400	11,314,652
General Electric Co.	1,543,083	39,348,616
Textron, Inc.	392,332	11,487,481

		62,150,749

Insurance — 4.2%
Aflac, Inc.(a)	334,030	19,624,262
Allstate Corp. (The)	209,700	9,671,364
Berkshire Hathaway, Inc. (Class A Stock)*	204	26,642,400
Berkshire Hathaway, Inc. (Class B Stock)*	3,005	13,206,975
Loews Corp.(a)	505,100	19,946,399
Progressive Corp. (The)	1,320,420	22,975,308
XL Capital Ltd. (Class A Stock)	1,568,700	28,142,478

		140,209,186

Internet & Catalog Retail — 1.5%
Amazon.com, Inc.*(a)	386,900	28,150,844
HSN, Inc.*	152,860	1,682,989
IAC/InterActiveCorp*(a)	1,171,050	20,259,165

		50,092,998

Internet Software & Services — 1.2%
Google, Inc. (Class A Stock)*	101,000	40,452,520

IT Services — 1.4%
Infosys Technologies Ltd., ADR (India)(a)	504,800	16,814,888
Visa, Inc. (Class A Stock)	482,300	29,608,397

		46,423,285

Life Science Tools & Services — 0.9%
Thermo Fisher Scientific, Inc.*	528,600	29,073,000

Media — 3.7%
Comcast Corp. (Class A Stock)	1,517,790	29,794,218
Liberty Global, Inc. (Class C Stock)*	860,350	24,167,231
News Corp. (Class B Stock)(a)	2,025,768	24,613,081
Sirius XM Radio, Inc.*(a)	20,187,800	11,507,046
Walt Disney Co. (The)(a)	1,074,630	32,980,395

		123,061,971

Metals & Mining — 0.5%
Freeport-McMoRan Copper & Gold, Inc.(a)	289,900	16,480,815

Multi-Line Retail — 1.3%
Staples, Inc.(a)	1,837,393	41,341,343
TJX Cos., Inc.(a)	118,920	3,629,438

		44,970,781

Multi-Utilities — 1.7%
Sempra Energy	1,120,606	56,556,985

Oil, Gas & Consumable Fuels — 8.1%
ConocoPhillips	294,526	21,574,030
EOG Resources, Inc.	139,500	12,479,670
Exxon Mobil Corp.	411,898	31,987,999
Hess Corp.	101,900	8,363,952
Newfield Exploration Co.*	778,450	24,902,615
Nexen, Inc. (Canada)(a)	622,700	14,465,321
Occidental Petroleum Corp.	354,200	24,953,390
SandRidge Energy, Inc.*	309,430	6,064,828
Suncor Energy, Inc. (Canada)	485,750	20,082,687
Talisman Energy, Inc. (Canada)(a)	916,600	13,034,052
Total SA, ADR (France)(a)	628,466	38,135,317
Valero Energy Corp.	514,900	15,601,470
Williams Cos., Inc.	685,200	16,204,980
XTO Energy, Inc.	457,200	21,268,944

		269,119,255

Pharmaceuticals — 6.3%
Abbott Laboratories(a)	928,065	53,437,983
Cardinal Health, Inc.	412,400	20,323,072
Novartis AG, ADR (Switzerland)(a)	554,950	29,323,558
Schering-Plough Corp.	2,819,460	52,075,426
Teva Pharmaceutical Industries Ltd., ADR (Israel)(a)	520,400	23,829,116
Wyeth	831,700	30,722,998

		209,712,153

Semiconductors & Semiconductor Equipment — 1.3%
ASML Holding NV (Netherlands)(a)	1,211,308	21,331,134
Spansion, Inc. (Class A Stock)*(a)	2,861,500	4,435,325
Texas Instruments, Inc.	856,305	18,410,557

		44,177,016

Software — 3.1%
Adobe Systems, Inc.*(a)	559,100	22,067,677
CA, Inc.	1,000,900	19,977,964
Microsoft Corp.(a)	1,203,124	32,111,380
Symantec Corp.*	1,553,900	30,425,362

		104,582,383

Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc. (Class B Stock)	240,300	16,076,070

Tobacco — 0.9%
Philip Morris International, Inc.	597,560	28,742,636

Transportation — 0.6%
Norfolk Southern Corp.	288,040	19,071,128

Wireless Telecommunication Services — 1.3%
NII Holdings, Inc.*	681,100	25,827,312
Sprint Nextel Corp.(a)	2,622,836	15,999,300

		41,826,612

TOTAL LONG-TERM INVESTMENTS (cost $3,168,827,194)		3,253,990,870

SHORT-TERM INVESTMENTS — 19.2%
	Contracts/ Notional Amount (000)
OPTIONS PURCHASED *
Call Option
FNMA, expiring 12/20/2008, Strike Price $15.00 (cost $2,074,600)	2,120	106,000

	Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 19.2%
Dryden Core Investment Fund - Taxable Money Market Series (cost $638,241,738; includes $569,488,881 of cash collateral for securities on loan)(b)(w)	638,241,738	638,241,738

TOTAL SHORT-TERM INVESTMENTS (cost $640,316,338)		638,347,738

TOTAL INVESTMENTS(o) — 117.3% (cost $3,809,143,532)		3,892,338,608
Liabilities in excess of other assets — (17.3)%		(573,462,021)

NET ASSETS — 100.0%		$3,318,876,587

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
FNMA	Federal National Mortgage Association
RDU	Restricted Depositary Unit

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $565,957,829; cash collateral of $569,488,881 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(e)	Indicates a security illiquid and restricted as to resale. The aggregated original cost of such security was $31,766,640. The aggregated market value of $12,179,580 is approximately 0.4% of net assets.
(o)	As of September 30, 2008, one security representing $12,179,580 and 0.4% of net assets was fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below)
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,880,053,028	—
Level 2 - Other Significant Observable Inputs	106,000	—
Level 3 - Significant Unobservable Inputs	12,179,580	—

Total	$3,892,338,608	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$23,529,912
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(11,350,332)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$12,179,580

FLEXIBLE MANAGED PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.0%
COMMON STOCKS — 60.1%
Aerospace & Defense — 2.0%
BAE Systems PLC (United Kingdom)	4,777	$35,216
Boeing Co. (The)	152,400	8,740,140
European Aeronautic Defense and Space Co. (Netherlands)	5,417	92,439
General Dynamics Corp.	147,800	10,881,036
Honeywell International, Inc.	168,800	7,013,640
Lockheed Martin Corp.	22,600	2,478,542
Northrop Grumman Corp.	213,200	12,907,127
Raytheon Co.	216,700	11,595,617
United Technologies Corp.	139,500	8,378,370

		62,122,127

Air Freight & Logistics — 0.2%
FedEx Corp.	5,700	450,528
HUB Group, Inc.(a)(b)	16,000	602,400
Pacer International, Inc.	79,200	1,304,424
United Parcel Service, Inc. (Class B Stock)	53,400	3,358,326

		5,715,678

Auto Components — 0.2%
Johnson Controls, Inc.	218,200	6,618,006
Stanley Electric Co. Ltd. (Japan)	1,000	14,670

		6,632,676

Automobiles
Daimler AG (Germany)	2,344	118,359
Fiat SpA (Italy)	5,618	75,494
Isuzu Motors Ltd. (Japan)	12,000	33,348
Mazda Motor Corp. (Japan)	4,000	16,290
Nissan Motor Co. Ltd. (Japan)	13,900	93,989
Peugeot SA (France)	1,692	63,680
Renault SA (France)	1,574	100,310
Toyota Motor Corp. (Japan)	4,800	205,212

		706,682

Beverages — 1.5%
Coca-Cola Co. (The)	515,900	27,280,792
Coca-Cola Enterprises, Inc.	205,600	3,447,912
Coca-Cola West Holdings Co. Ltd. (Japan)	400	9,039
Diageo PLC (United Kingdom)	4,561	77,808
Heineken NV (Netherlands)	227	8,912
Kirin Holdings Co. Ltd. (Japan)	6,000	78,834
Pepsi Bottling Group, Inc.	27,800	810,926
PepsiAmericas, Inc.	44,400	919,968
PepsiCo, Inc.	173,920	12,395,278

		45,029,469

Biotechnology — 0.6%
Amgen, Inc.(a)(b)	181,208	10,740,198
Biogen Idec, Inc.(a)	39,000	1,961,310
Cubist Pharmaceuticals, Inc.(a)(b)	92,600	2,058,498
Genzyme Corp.(a)	19,700	1,593,533
Grifols SA (Spain)	810	20,697
Martek Biosciences Corp.	25,300	794,926

		17,169,162

Building Products
Asahi Glass Co. Ltd. (Japan)	16,000	140,650
Cie de Saint-Gobain (France)	275	14,225
NCI Buildings Systems, Inc.(a)	27,300	866,775

		1,021,650

Capital Markets — 1.7%
3i Group PLC (United Kingdom)	4,292	54,344
Bank of New York Mellon Corp. (The)	165,900	5,405,022
BinckBank NV (Netherlands)	1,295	10,048
Charles Schwab Corp. (The)	140,200	3,645,200
Close Brothers Group PLC	2,484	25,050
Credit Suisse Group (Switzerland)	2,539	118,576
Deutsche Bank AG (Germany)	1,205	87,498
Franklin Resources, Inc.	58,200	5,129,166
Goldman Sachs Group, Inc. (The)(b)	130,300	16,678,400
Macquarie Group Ltd. (Australia)	2,039	62,784
Merrill Lynch & Co., Inc.(b)	50,100	1,267,530
Morgan Stanley	518,790	11,932,170
Northern Trust Corp.	14,100	1,018,020
State Street Corp.	104,700	5,955,336

		51,389,144

Chemicals — 1.4%
Air Products & Chemicals, Inc.	112,700	7,718,823
BASF AG (Germany)	3,118	150,505
CF Industries Holding, Inc.	13,800	1,262,148
E.I. du Pont de Nemours & Co.	80,300	3,236,090
Eastman Chemical Co.	15,200	836,912
Incitec Pivot Ltd. (Australia)	23,465	94,014
Intrepid Potash, Inc.(a)(b)	36,800	1,109,152
K+S AG (Germany)	1,622	115,492
Koninklijke DSM NV (Netherlands)	3,570	168,859
Monsanto Co.	153,400	15,183,532
Mosaic Co. (The)(b)	102,300	6,958,446
OM Group, Inc.(a)	12,200	274,500
Syngenta AG (Switzerland)	241	50,823
Terra Industries, Inc.(b)	231,800	6,814,920
Yara International ASA (Norway)	3,580	127,412

		44,101,628

Commercial Banks — 1.9%
Allied Irish Banks PLC (Ireland)	4,186	34,411
Banco Bilbao Vizcaya Argentaria SA (Spain)	8,975	145,132
Banco Popolare Scarl (Italy)	643	9,989
Banco Santander SA (Spain)	16,956	254,243
Barclays PLC (United Kingdom)	36,168	214,889
BNP Paribas (France)	1,961	187,192
Comerzbank AG (Germany)	5,493	84,637
Credit Agricole SA (France)	4,507	86,804
Danske Bank A/S (Denmark)	4,844	116,632

Dexia (Belgium)	5,014	54,770
DnB NOR ASA (Norway)	4,572	35,469
First Midwest Bancorp, Inc.	26,800	649,632
HBOS PLC (United Kingdom)	32,222	73,104
HSBC Holdings PLC (United Kingdom)	19,003	307,434
Huntington Bancshares, Inc.(b)	266,500	2,129,335
Hypo Real Estate Holding AG (Germany)	234	1,334
KBC Groep NV (Belgium)	440	38,276
Lloyds TSB Group PLC (United Kingdom)	21,999	88,398
Mitsubishi UFJ Financial Group, Inc. (Japan)	7,350	64,094
Mitsui Trust Holdings, Inc. (Japan)	36,000	194,354
Mizuho Financial Group, Inc. (Japan)	17	74,344
National Australia Bank Ltd. (Australia)	5,432	109,631
Oriental Financial Group, Inc. (Puerto Rico)	18,100	323,266
PNC Financial Services Corp.	153,100	11,436,569
Regions Financial Corp.(b)	975,600	9,365,759
Resona Holdings, Inc. (Japan)	82	110,621
Royal Bank of Scotland Group PLC (United Kingdom)	62,183	200,596
Skandinaviska Enskilda Banken AB (Class A Stock) (Sweden)	2,913	45,435
Societe Generale (France)	262	23,535
SunTrust Banks, Inc.	93,600	4,211,064
Swedbank AB (Sweden)	10,742	140,436
U.S. Bancorp	149,732	5,393,346
UniCredit SpA (Italy)	39,875	149,106
United Overseas Bank Ltd. (Singapore)	2,000	23,910
Wachovia Corp.(b)	119,600	418,600
Wells Fargo & Co.(b)	542,100	20,345,012
Westpac Banking Corp. (Australia)	1,834	32,507

		57,173,866

Communications Equipment — 1.3%
Cisco Systems, Inc.(a)	611,900	13,804,464
Corning, Inc.	78,300	1,224,612
Harris Corp.	24,100	1,113,420
Nokia Oyj (Finland)	10,798	201,398
QUALCOMM, Inc.	538,100	23,122,157

		39,466,051

Computers & Peripherals — 2.9%
Apple, Inc.(a)	76,100	8,649,526
Dell, Inc.(a)(b)	932,200	15,362,656
Fujitsu Ltd. (Japan)	3,000	16,866
Hewlett-Packard Co.	687,165	31,774,510
International Business Machines Corp.	259,100	30,304,336
Lexmark International, Inc.(a)(b)	38,400	1,250,688
Mitsumi Electric Co. Ltd. (Japan)	1,000	25,393
NCR Corp.(a)	20,700	456,435
QLogic Corp.(a)(b)	71,400	1,096,704

		88,937,114

Construction & Engineering — 0.2%
Boart Longyear Group (Australia)	21,491	19,385
Fluor Corp.	96,000	5,347,200
Imtech NV (Netherlands)	184	3,772
Jacobs Engineering Group, Inc.(a)	8,000	434,480
JGC Corp. (Japan)	6,000	96,260
Kajima Corp. (Japan)	55,000	166,149
Kinden Corp. (Japan)	4,000	38,106

		6,105,352

Construction Materials
Lafarge SA (France)	126	13,266

Consumer Finance — 0.2%
American Express Co.	7,600	269,268
Capital One Financial Corp.(b)	23,200	1,183,200
Credit Saison Co. Ltd. (Japan)	7,600	124,906
Discover Financial Services	336,500	4,650,430
SFCG Co. Ltd. (Japan)	345	15,710

		6,243,514

Containers & Packaging — 0.1%
Greif, Inc. (Class A Stock)	40,200	2,637,924

Distributors
Genuine Parts Co.	19,900	800,179
Pacific Brands Ltd. (Australia)	43,363	67,786

		867,965

Diversified Consumer Services — 0.5%
Apollo Group, Inc. (Class A Stock)(a)(b)	134,900	7,999,570
H&R Block, Inc.	141,300	3,214,575
ITT Educational Services, Inc.(a)(b)	18,300	1,480,653
Service Corp International/US	94,500	790,020

		13,484,818

Diversified Financial Services — 2.4%
Bank of America Corp.(b)	829,682	29,038,871
Challenger Financial Services Group Ltd. (Australia)	30,118	59,426
CIT Group, Inc.(b)	538,100	3,745,176
Citigroup, Inc.	618,862	12,692,860
Deutsche Boerse AG (Germany)	61	5,649
Fortis (Belgium)	8,208	50,709
IFIL - Investments SpA (Italy)	2,901	13,155
ING Groep NV (Netherlands)	4,690	100,543
Interactive Brokers Group, Inc. (Class A Stock)(a)	30,400	673,968
Investor AB (Sweden)	5,858	109,696
JPMorgan Chase & Co.	549,294	25,652,030
Pargesa Holding SA (Switzerland)	183	15,750

		72,157,833

Diversified Telecommunication Services — 2.1%
AT&T, Inc.	1,176,447	32,846,400
BT Group PLC (United Kingdom)	39,821	115,443
France Telecom SA (France)	7,666	215,028
Nippon Telegraph & Telephone Corp. (Japan)	34	151,757
Telecom Italia SpA (Italy)	40,970	46,441
Telefonica SA (Spain)	10,068	239,392
Telstra Corp Ltd. (Australia)	11,222	37,649
Verizon Communications, Inc.	699,288	22,440,152
Windstream Corp.	749,500	8,199,530

		64,291,792

Electrical Equipment — 0.6%
ABB Ltd. (Switzerland)	2,999	58,116
Acuity Brands, Inc.(b)	69,500	2,902,320
Alstom (France)	1,954	148,327
Emerson Electric Co.	338,100	13,791,098
Energy Conversion Devices, Inc.(a)(b)	27,300	1,590,225
First Solar, Inc.(a)	2,400	453,384
Hubbell, Inc. (Class B Stock)	10,500	368,025
Mitsubishi Electric Corp. (Japan)	9,000	60,724
Prysmian SpA (Italy)	518	10,189
Schneider Electric SA (France)	736	63,204
Vestas Wind Systems A/S (Denmark)(a)	373	32,557

		19,478,169

Electrical Utilities — 1.4%
American Electric Power Co., Inc.	298,000	11,034,940
DPL, Inc.(b)	23,200	575,360
Duke Energy Corp.(b)	816,400	14,229,853
E.On AG (Germany)	7,313	371,423
Edison International	263,000	10,493,700
Enel SpA (Italy)	30,420	253,936
Entergy Corp.	30,400	2,705,904
Fortum Oyj (Finland)	328	11,007
HongKong Electric Holdings Ltd. (Hong Kong)	19,500	122,479
Iberdrola SA (Spain)	7,688	78,102
Pepco Holdings, Inc.	111,200	2,547,592
Sierra Pacific Resources	143,400	1,373,772
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Austria)	1,174	72,250

		43,870,318

Electronic Equipment & Instruments — 0.1%
Daktronics, Inc.(b)	32,000	533,120
Hitachi Ltd. (Japan)	16,000	108,016
Nippon Electric Glass Co. Ltd. (Japan)	16,000	144,935
Premier Farnell PLC (United Kingdom)	5,000	14,690
Shimadzu Corp. (Japan)	6,000	48,620
Tyco Electronics Ltd. (Bermuda)	104,000	2,876,640
Yaskawa Electric Corp. (Japan)	5,000	28,471

		3,754,492

Energy Equipment & Services — 1.7%
Baker Hughes, Inc.	14,100	853,614
Complete Production Services, Inc.(a)	19,400	390,522
ENSCO International, Inc.(b)	177,100	10,206,273
Halliburton Co.	277,700	8,994,703
Nabors Industries Ltd. (Bermuda)(a)	19,100	475,972
Noble Corp.	229,900	10,092,610
Patterson-UTI Energy, Inc.	91,900	1,839,838
Petroleum Geo-Services ASA Norway(a)	466	6,158
Schlumberger Ltd. (Netherlands)	239,800	18,725,982
Superior Energy Services, Inc.(a)	45,200	1,407,528
Unit Corp. (a)	8,100	403,542

		53,396,742

Exchange Traded Fund
iShares MSCI EAFE Index Fund	13,800	776,940

Food & Staples Retailing — 1.5%
AWB Ltd. (Australia)	23,249	51,934
Casino Guichard-Perrachon SA (France)	519	46,310

Cawachi Ltd. (Japan)	400	7,581
Koninklijke Ahold NV (Netherlands)	2,780	32,114
Kroger Co. (The)	374,500	10,291,260
Lawson, Inc. (Japan)	3,500	161,403
Safeway, Inc.	446,500	10,590,980
SUPERVALU, Inc.	48,000	1,041,600
Tesco PLC (United Kingdom)	14,683	102,120
UNY Co. Ltd. (Japan)	2,000	20,352
Wal-Mart Stores, Inc.	393,400	23,560,726
Wesfarmers Ltd. (Australia)	3,175	73,837
Wesfarmers Ltd. (Australia), PPS	1,520	34,989
Woolworths Ltd. (Australia)	5,116	112,695

		46,127,901

Food Products — 0.8%
Archer-Daniels-Midland Co.(b)	325,600	7,133,896
Bunge Ltd.	51,600	3,260,088
ConAgra Foods, Inc.	146,900	2,858,674
General Mills, Inc.	146,400	10,060,608
Goodman Fielder Ltd. (Australia)	24,816	28,151
Lindt & Spruengli AG (Switzerland)	31	75,586
Nestle SA (Class B Stock) (Switzerland)	6,881	297,380
Nichirei Corp. (Japan)	4,000	21,301
Unilever PLC (United Kingdom)	4,118	111,971
Wilmar International Ltd. (Singapore)	75,000	133,005

		23,980,660

Gas Utilities
Gas Natural SDG SA (Spain)	2,883	107,013

Healthcare Equipment & Supplies — 1.8%
Baxter International, Inc.	131,700	8,643,471
Becton, Dickinson & Co.	160,400	12,873,704
Covidien Ltd. (Bermuda)	145,000	7,795,200
Intuitive Surgical, Inc.(a)(b)	18,400	4,434,032
Medtronic, Inc.	415,800	20,831,580
St. Jude Medical, Inc.(a)	26,800	1,165,532
Straumann Holding AG (Switzerland)	109	30,201
Synthes, Inc. (Australia)	1,499	207,375

		55,981,095

Healthcare Providers & Services — 1.3%
AmerisourceBergen Corp.	42,200	1,588,830
Express Scripts, Inc.(a)	233,300	17,222,206
Humana, Inc.(a)	259,100	10,674,920
McKesson Corp.	5,100	274,431
Suzuken Co. Ltd. (Japan)	200	6,078
UnitedHealth Group, Inc.	157,300	3,993,847
WellPoint, Inc.(a)	132,800	6,211,056

		39,971,368

Hotels, Restaurants & Leisure — 0.5%
Doutor Nichires Holdings Co. Ltd. (Japan)	1,200	18,021
International Speedway Corp.	21,300	828,783
Kuoni Reisen Holding AG (Switzerland)	41	15,839
McDonald’s Corp.	121,600	7,502,720
OPAP SA (Greece)	4,761	146,134
TABCORP Holdings Ltd. (Australia)	7,874	51,730
Tatts Group Ltd. (Australia)	18,722	36,100
Yum! Brands, Inc.	192,900	6,290,469

		14,889,796

Household Durables
Matsushita Electric Industrial Co. Ltd. (Japan)	13,000	224,114

Household Products — 2.1%
Colgate-Palmolive Co.	85,400	6,434,890
Henkel AG & Co. KGaA (Germany)	441	13,513
Kimberly-Clark Corp.	211,700	13,726,628
Lion Corp. (Japan)	10,000	53,506
Procter & Gamble Co.	646,605	45,061,903
Reckitt Benckiser Group PLC (United Kingdom)	2,867	139,005

		65,429,445

Independent Power Producers & Energy Traders — 0.1%
AES Corp. (The)(a)(b)	258,200	3,018,358
Electric Power Development Co. Ltd. (Japan)	2,600	83,961
Iberdrola Renovables SA (Spain)(a)	18,759	81,967
International Power PLC (United Kingdom)	4,233	27,390

		3,211,676

Industrial Conglomerates — 1.9%
3M Co.	98,700	6,742,197
Cookson Group PLC (United Kingdom)	996	8,386
General Electric Co.	1,547,300	39,456,150
Hutchison Whampoa Ltd. (Hong Kong)	18,000	138,250
Siemens AG (Germany)	987	92,834
Tyco International Ltd. (Bermuda)	352,100	12,330,542
Wendel (France)	886	70,666

		58,839,025

Insurance — 2.1%
Aegon NV (Netherlands)	6,801	60,170
Aflac, Inc.	20,800	1,222,000
Allianz AG (Germany)	521	71,784
Allied World Assurance Co. Holdings Ltd. (Bermuda)	21,900	777,888
Allstate Corp. (The)	208,700	9,625,244
American Financial Group, Inc.	108,500	3,200,750
American Physicians Capital, Inc.	13,800	584,154
Aspen Insurance Holdings Ltd. (Bermuda)	53,000	1,457,500
Aviva PLC (United Kingdom)	22,194	193,048
AXA SA (France)	611	20,001
Baloise Holding AG (Switzerland)	524	35,776
Brit Insurance Holdings PLC (United Kingdom)	6,645	21,728
Chubb Corp. (The)	60,400	3,315,960
CNP Assurances (France)	290	32,756
Endurance Specialty Holdings Ltd. (Bermuda)	47,500	1,468,700
Genworth Financial, Inc. (Class A Stock)	64,200	552,762
Hannover Rueckversicherung AG (Germany)	522	18,792
Hartford Financial Services Group, Inc.(b)	215,600	8,837,444
Legal & General Group PLC (United Kingdom)	36,425	65,737
Loews Corp.(b)	29,900	1,180,751
Mapfre SA (Spain)	2,226	9,731
MetLife, Inc.	93,100	5,213,600
Millea Holdings, Inc. (Japan)	1,900	69,756
Montpelier Re Holdings Ltd. (Bermuda)	81,500	1,345,565

Muenchener Rueckversicherungs AG (Germany)	599	90,645
Old Mutual PLC (United Kingdom)	35,188	49,253
PartnerRe Ltd. (Bermuda)	53,400	3,636,006
Platinum Underwriters Holdings Ltd. (Bermuda)	140,700	4,992,036
SCOR SE (France)	4,365	84,876
Swiss Reinsurance (Switzerland)	1,196	66,385
Travelers Cos., Inc. (The)	242,500	10,960,999
XL Capital Ltd. (Class A Stock)	175,200	3,143,088
Zurich Financial Services AG (Switzerland)	837	231,783

		62,636,668

Internet & Catalog Retail
Home Retail Group PLC (United Kingdom)	28,859	121,619

Internet Software & Services — 0.5%
EarthLink, Inc.(a)(b)	453,000	3,850,500
eBay, Inc.(a)	167,300	3,744,174
Google, Inc. (Class A Stock)(a)	18,200	7,289,464

		14,884,138

IT Services — 0.8%
Accenture Ltd. (Class A Stock) (Bermuda)	207,200	7,873,600
Automatic Data Processing, Inc.	187,300	8,007,075
Logica PLC (United Kingdom)	5,109	9,996
Visa, Inc. (Class A Stock)	136,800	8,398,152

		24,288,823

Leisure Equipment & Products
Sankyo Co. Ltd. (Japan)	1,600	81,215

Life Sciences, Tools & Services — 0.1%
Applied Biosystems, Inc.	62,100	2,126,925
Dionex Corp.(a)(b)	9,700	616,435

		2,743,360

Machinery — 0.8%
Alfa Laval AB (Sweden)	2,710	28,043
Atlas Copco AB (Class A Stock) (Sweden)	3,116	35,401
Caterpillar, Inc.	194,400	11,586,240
Charter PLC (United Kingdom)	2,354	26,239
Cummins, Inc.(b)	205,200	8,971,344
Hitachi Construction Machine Co. Ltd. (Japan)	1,600	39,547
Illinois Tool Works, Inc.	52,000	2,311,400
Invensys PLC (United Kingdom)(a)	4,726	17,560
Kone Oyj (Class B Stock) (Finland)	598	16,275
Konecranes Oyj (Finland)	2,950	70,543
MAN AG (Germany)	1,260	85,710
NSK Ltd. (Japan)	5,000	28,885
Scania AB-B Shares (Sweden)	8,569	105,537
Trelleborg AB (Class B Stock) (Sweden)	1,016	14,165
Volvo AB (Class B Stock) (Sweden)	1,623	14,663

		23,351,552

Marine
Mitsui OSK Lines Ltd. (Japan)	12,000	104,260
Nippon Yusen KK (Japan)	22,000	143,410
Pacific Basin Shipping Ltd. (Hong Kong)	5,000	4,157

		251,827

Media — 1.5%
Belo Corp.	38,500	229,460
CBS Corp. (Class B Stock)	362,019	5,278,237
Comcast Corp. (Class A Stock)	40,673	798,411
DIRECTV Group, Inc.(a)	472,300	12,360,092
Fuji Television Network, Inc. (Japan)	50	64,492
Gannett Co., Inc.(b)	608,100	10,282,971
Usen Corp. (Japan)	3,094	4,965
Viacom, Inc. (Class B Stock)(a)	323,700	8,040,708
Vivendi (France)	3,811	119,477
Walt Disney Co. (The)(b)	272,500	8,363,025

		45,541,838

Metals & Mining — 0.8%
Anglo American PLC (United Kingdom)	706	23,848
ArcelorMittal (Netherlands)	3,773	189,359
BHP Billiton Ltd. (Australia)	11,346	293,529
BHP Billiton PLC (United Kingdom)	2,823	63,952
Eurasian Natural Resources Corp. (United Kingdom)	1,801	16,400
Freeport-McMoRan Copper & Gold, Inc.(b)	84,000	4,775,400
JFE Holdings, Inc. (Japan)	1,100	34,118
Newmont Mining Corp.(b)	150,700	5,841,132
Nucor Corp.	30,400	1,200,800
OneSteel Ltd. (Australia)	5,224	19,324
Reliance Steel & Aluminum Co.	25,500	968,235
Rio Tinto Ltd. (Australia)	81	5,458
Rio Tinto PLC (United Kingdom)	3,766	236,350
Salzgitter AG (Germany)	958	98,713
Ssab Svenskt Stal AB (Sweden)	406	6,456
ThyssenKrupp AG (Germany)	2,996	91,406
United States Steel Corp.	116,700	9,057,087
Voestalpine AG (Austria)	2,626	82,058
Yamato Kogyo Co. Ltd. (Japan)	1,700	59,401

		23,063,026

Multiline Retail — 0.5%
99 Cents Only Stores(a)(b)	63,200	693,304
Big Lots, Inc.(a)(b)	103,100	2,869,273
Isetan Mitsukoshi Holdings Ltd. (Japan)(a)	1,200	14,080
J.C. Penney Co., Inc.	176,800	5,894,512
Kohl’s Corp.(a)(b)	97,700	4,502,016

		13,973,185

Multi-Utilities — 0.4%
Centerpoint Energy, Inc.	236,600	3,447,262
Dominion Resources, Inc.	14,100	603,198
Gaz de France (France)	477	24,816
National Grid PLC (United Kingdom)	11,465	145,526
NiSource, Inc.	147,900	2,183,004
Public Service Enterprise Group, Inc.	123,600	4,052,844
RWE AG (Germany)	1,403	134,649
Sempra Energy	8,200	413,854

		11,005,153

Office Electronics — 0.2%
Canon Finetech, Inc. (Japan)	500	5,261
Ricoh Co. Ltd. (Japan)	1,000	14,061
Xerox Corp.	630,000	7,263,900

		7,283,222

Oil, Gas & Consumable Fuels — 6.3%
Anadarko Petroleum Corp.	88,600	4,297,986
Apache Corp.	115,700	12,065,196
BP PLC (United Kingdom)	54,110	450,642
Chevron Corp.	488,156	40,263,107
ConocoPhillips (Class B Stock)	399,634	29,273,191
Devon Energy Corp.	75,400	6,876,480
ENI SpA (Italy)	7,170	190,048
Exxon Mobil Corp.	924,716	71,813,444
Marathon Oil Corp.	246,300	9,819,981
Nippon Oil Corp. (Japan)	21,000	105,749
Noble Energy, Inc.	26,200	1,456,458
Occidental Petroleum Corp.	179,800	12,666,910
OMV AG (Austria)	979	41,265
Overseas Shipholding Group, Inc.	15,300	892,143
Repsol YPF SA (Spain)	5,158	152,862
Royal Dutch Shell PLC (Class B Stock) (Netherlands)	8,469	237,917
Royal Dutch Shell PLC (Netherlands)	7,265	209,815
Showa Shell Sekiyu KK (Japan)	4,700	45,776
Southwestern Energy Co.(a)	78,800	2,406,552
StatoilHydro ASA (Norway)	3,353	79,678
Total SA (France)	5,716	347,246

		193,692,446

Paper & Forest Products
Mondi PLC (United Kingdom)	7,835	36,567

Pharmaceuticals — 4.5%
Abbott Laboratories	102,500	5,901,950
Allergan, Inc.(b)	39,300	2,023,950
AstraZeneca PLC (United Kingdom)	6,143	268,813
Bayer AG (Germany)	2,534	186,012
Bristol-Myers Squibb Co.	811,900	16,928,115
Eli Lilly & Co.	389,800	17,162,894
Forest Laboratories, Inc.(a)	52,100	1,473,388
GlaxoSmithKline PLC (United Kingdom)	10,406	225,421
Johnson & Johnson	443,398	30,718,612
King Pharmaceuticals, Inc.(a)(b)	326,300	3,125,954
Medicines Co. (The)(a)	56,600	1,314,252
Merck & Co., Inc.	651,100	20,548,716
Novartis AG (Switzerland)	7,994	420,881
Pfizer, Inc.	1,467,565	27,061,899
Roche Holding AG (Switzerland)	1,134	177,519
Sanofi-Aventis (France)	3,754	246,808
Shire PLC (United Kingdom)	567	8,966
Tanabe Seiyaku Co. Ltd. (Japan)	3,000	41,694
Warner Chilcott Ltd. (Class A Stock) (Bermuda)(a)	42,800	647,136
Wyeth	211,500	7,812,810

		136,295,790

Professional Services
Hays PLC (United Kingdom)	3,122	4,521

Real Estate Investment Trusts — 0.5%
Annaly Mortgage Management, Inc.(b)	169,000	2,273,050
Brandywine Realty Trust	230,900	3,701,327
Colonial Properties Trust(b)	10,800	201,852
CBL & Associates Properties, Inc.(b)	105,800	2,124,464
General Growth Properties, Inc.(b)	101,200	1,528,120
Goodman Group (Australia)	14,951	30,170
ING Industrial Fund (Australia)	72,694	92,106
NorthStar Realty Finance Corp.(b)	31,500	244,125
Pennsylvania Real Estate Investment Trust	22,100	416,585
ProLogis	10,100	416,827
Sunstone Hotel Investors, Inc.	219,200	2,959,200

		13,987,826

Real Estate Management & Development — 0.1%
CB Richard Ellis Group, Inc.(a)	147,900	1,977,423
Henderson Land Development Co. Ltd. (Hong Kong)	31,000	138,191
Hysan Development Co. Ltd. (Hong Kong)	5,000	13,015
IMMOFINANZ AG (Austria)	3,957	13,998
Leopalace21 Corp. (Japan)	4,400	34,023
Meinl European Land Ltd. (Austria)(a)	2,380	17,931
Nomura Real Estate Holdings, Inc. (Japan)	6,600	157,209
Wheelock & Co. Ltd. (Hong Kong)	8,000	14,511

		2,366,301

Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	2,200	203,346
Central Japan Railway Co. (Japan)	2	18,859
CSX Corp.	205,200	11,197,764
National Express Group PLC (United Kingdom)	735	10,628
Norfolk Southern Corp.	169,200	11,202,732
Ryder System, Inc.(b)	67,200	4,166,400
Sixt AG (Germany)	348	7,657
Union Pacific Corp.	98,300	6,995,028

		33,802,414

Semiconductors & Semiconductor Equipment — 1.6%
Amkor Technology, Inc.(a)	61,900	394,303
Analog Devices, Inc.	37,900	998,665
Broadcom Corp. (Class A Stock)(a)(b)	497,400	9,266,562
Integrated Device Technology, Inc.(a)	36,800	286,304
Intel Corp.	1,400,000	26,222,000
LSI Logic Corp.(a)(b)	323,100	1,731,816
National Semiconductor Corp.(b)	306,500	5,274,865
Silicon Laboratories, Inc.(a)	90,800	2,787,560
Texas Instruments, Inc.	25,900	556,850
Volterra Semiconductor Corp.(a)(b)	23,400	297,882

		47,816,807

Software — 2.5%
Adobe Systems, Inc.(a)	328,900	12,981,683
Microsoft Corp.	1,652,800	44,113,232
Nintendo Co. Ltd. (Japan)	500	212,087
Oracle Corp.(a)	233,300	4,738,323
SAP AG (Germany)	3,286	174,869
Sumisho Computer Systems Corp. (Japan)	800	12,305
Symantec Corp.(a)(b)	670,300	13,124,474

		75,356,973

Specialty Retail — 1.0%
Aeropostale, Inc.(a)(b)	18,900	606,879
Buckle, Inc. (The)(b)	13,100	727,574
Coldwater Creek, Inc.(a)	49,800	288,342
Fast Retailing Co. Ltd. (Japan)	2,300	234,539
Gap, Inc. (The)(b)	241,500	4,293,870
Gymboree Corp.(a)(b)	128,800	4,572,400
Home Depot, Inc. (The)(b)	318,350	8,242,081
Rent-A-Center, Inc.(a)(b)	82,600	1,840,328
Ross Stores, Inc.	141,300	5,201,253
TJX Cos., Inc.	75,600	2,307,312
Urban Outfitters, Inc.(a)(b)	49,600	1,580,752

		29,895,330

Textiles, Apparel & Luxury Goods — 0.6%
Coach, Inc.(a)(b)	432,600	10,832,304
Jones Apparel Group, Inc.	249,700	4,621,947
Onward Kashiyama Co. Ltd. (Japan)	2,000	20,917
Polo Ralph Lauren Corp.	58,200	3,878,448
Swatch Group AG (Switzerland)	3,638	121,899

		19,475,515

Thrifts & Mortgage Finance — 0.2%
Hudson City Bancorp, Inc.	275,400	5,081,130
Sovereign Bancorp, Inc.(b)	46,500	183,675
Tree.com, Inc.(a)	5,643	27,199

		5,292,004

Tobacco — 1.0%
Altria Group, Inc.	386,600	7,670,144
British American Tobacco PLC (United Kingdom)	4,062	132,613
Imperial Tobacco Group PLC (United Kingdom)	6,449	207,017
Philip Morris International, Inc.	251,200	12,082,719
Reynolds American, Inc.(b)	228,600	11,114,532

		31,207,025

Trading Companies & Distributors
Fastenal Co.	5,400	266,706
Itochu Corp. (Japan)	18,000	108,435
Marubeni Corp. (Japan)	22,000	99,726
Mitsubishi Corp. (Japan)	3,500	73,011
Mitsui & Co. Ltd. (Japan)	3,000	37,243
Noble Group Ltd. (Hong Kong)	6,000	5,710
Sumitomo Corp. (Japan)	3,100	28,904
WESCO International, Inc.(a)	14,100	453,737

		1,073,472

Transportation Infrastructure
Macquarie Infrastructure Group (Australia)	105,393	199,845

Water Utilities
American Water Works Co., Inc.	20,400	438,600

Wireless Telecommunication Services
KDDI Corp. (Japan)	44	249,245
Vodafone Group PLC (United Kingdom)	143,525	316,964

		566,209

TOTAL COMMON STOCKS (cost $1,888,530,241)		1,836,039,736

PREFERRED STOCKS
Automobiles
Bayerische Motoren Werke AG (Germany)	301	9,104
Volkswagen AG (Germany)	173	21,572

		30,676

Banking
JPMorgan Chase Capital XXVI	28,000	677,040

Diversified Financial Services
Istituto Finanziario Industriale SpA (Italy)(a)	3,843	42,450

TOTAL PREFFERED STOCKS (cost $812,356)		750,166

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)
LONG-TERM BONDS 33.2%
Aerospace/Defense 0.3%
BAE Systems Holdings, Inc., Notes, 144A	Baa2	4.75%	08/15/10	$2,150	2,181,444
Boeing Capital Corp., Sr. Notes(b)	A2	6.10	03/01/11	925	971,073
Goodrich Corp., Notes	Baa2	6.80	07/01/36	848	827,239
Northrop Grumman Corp., Gtd. Notes	Baa1	7.125	02/15/11	3,500	3,715,376
Raytheon Co., Sr. Notes	Baa1	5.50	11/15/12	595	606,463
United Technologies Corp., Debs.	A2	8.875	11/15/19	390	477,693
United Technologies Corp., Notes	A2	6.35	03/01/11	825	872,913

					9,652,201

Airlines 0.1%
American Airlines, Inc., Pass-thru Certs., Ser. 01-1	B1	6.817	05/23/11	2,520	1,965,600
Continental Airlines, Inc., Pass-thru Certs., Ser. 981A	Baa2	6.648	09/15/17	292	248,068
Delta Air Lines, Inc., Pass Through Certs.	Baa1	6.821	08/10/22	486	401,087
Southwest Airlines Co., Notes	Baa1	6.50	03/01/12	1,005	994,975

					3,609,730

Asset Backed Securities 0.6%
American Express Credit Account Master Trust, Ser. 2004-4, Class C, 144A(g)	Baa1	2.9575	03/15/12	1,170	1,126,856
American Express Credit Account Master Trust, Ser. 2004-C, Class C, 144A(g)	Baa1	2.9875	02/15/12	60	57,759
Amortizing Residential Collateral Trust, Ser. 2002-BC7 M2(g)	CCC(f)	4.5569	10/25/32	107	35,456
Amortizing Residential Collateral Trust, Ser. 2002-BC9 M1(g)	A1	4.8569	12/25/32	2,308	1,793,704
Bank of America Credit Card Trust, Ser. 2006-C5, Class C5(g)	Baa2	2.8875	01/15/16	3,209	2,426,848
CDC Mortgage Capital Trust, Ser. 2002-HE3, Class M1(g)	A1	4.8569	03/25/33	663	519,386
Centex Home Equity, Ser. 2005-A, Class M2(g)	Aa2	3.7069	01/25/35	1,790	1,386,939

Citibank Credit Card Insurance Trust, Ser. 2006-C1, Class C1(g)	Baa2	3.588	02/20/15	1,350	1,049,180
Credit-Based Asset Servicing and Securitization LLC, Ser. 2005-CB6, Class A3	Aaa	5.12	07/25/35	1,008	952,035
Equity One ABS, Inc., Ser. 2004-3, Class M1	Aa2	5.70	07/25/34	1,280	1,006,390
First Franklin Mortgage Loan Trust, Ser. 2005-FFH1, Class M2(g)	Aa2	3.7269	06/25/36	1,450	1,047,088
Household Home Equity Loan Trust, Ser. 2005-2, Class M2(g)	Aa1	3.6775	01/20/35	454	324,876
MBNA Master Credit Card Trust, Ser. 1999-J, Class A	Aaa	7.00	02/15/12	1,830	1,868,552
Morgan Stanley ABS Capital I, Ser. 2004-NC3, Class M2(g)	A2	4.8569	03/25/34	600	472,920
Morgan Stanley Dean Witter Capital I, Ser. 2002-HE1, Class M1(g)	Aa2	4.1069	07/25/32	1,375	935,459
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC2, Class M2, 144A(g)	NR	5.5319	04/25/32	365	165,679
Morgan Stanley Dean Witter Capital I, Ser. 2002-NC4, Class M1(g)	Aaa	4.4819	09/25/32	1,036	849,335
Saxon Asset Securities Trust, Ser. 2005-2, Class M2(g)	Aa2	3.6469	10/25/35	1,170	913,057
Securitized Asset Backed Receivables LLC, Ser. 2004-OP1, Class M1(g)	Aa2	3.7169	02/25/34	1,325	1,021,698
Securitized Asset Backed Receivables LLC, Ser. 2006-FR3, Class A3(g)	Aa2	3.4569	05/25/36	1,100	611,363
SVO VOI Mortgage Corp., Ser. 2005-AA, Class A, 144A	Aaa	5.25	02/20/21	524	504,593

					19,069,173

Automotive
Johnson Controls, Inc., Sr. Notes	A3	5.50	01/15/16	245	233,511

Banking 0.9%
Banco Bradesco (Cayman Islands), Notes	A2	8.75	10/24/13	1,760	1,929,400
Bank of America Corp., Jr. Sub. Notes(b)(g)	A1	8.00	12/29/49	2,200	1,742,107
Bank of America Corp., Sub. Notes	Aa3	5.75	08/15/16	1,775	1,476,287
Bank of America NA, Sub. Notes(b)	Aa1	5.30	03/15/17	930	772,550
Bank of America NA, Sub. Notes(b)	Aa1	6.00	10/15/36	410	341,700
Bank One Corp., Sub. Notes	Aa3	7.875	08/01/10	2,250	2,307,116
Bear Stearns Co., Inc. (The), Unsec. Notes	Aa2	5.30	10/30/15	515	456,607
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Aa2	6.40	10/02/17	330	308,186
Bear Stearns Co., Inc. (The), Sr. Unsec. Notes	Aa2	7.25	02/01/18	1,175	1,130,791
Citigroup, Inc., Jr. Sub. Notes(g)	A2	8.40	04/29/49	1,900	1,293,254
Citigroup, Inc., Sub. Notes	A1	5.00	09/15/14	454	348,087
Citigroup, Inc., Sub. Notes	A1	5.625	08/27/12	2,800	2,413,426
Citigroup, Inc., Sub. Notes	A1	6.125	08/25/36	570	370,247
Citigroup, Inc., Sr. Unsec. Notes(b)	Aa3	6.875	03/05/38	520	425,342
DEPFA ACS Bank (Ireland), Notes, 144A	Aaa	5.125	03/16/37	1,380	1,308,240
First Union National Bank, Sub. Notes	Aa3	7.80	08/18/10	2,100	1,748,981
HSBC Bank USA, Sr. Notes	Aa2	3.875	09/15/09	250	244,587
Icici Bank Ltd. (India), Notes, 144A(g)	Baa2	3.3281	01/12/10	2,385	2,316,312
Icici Bank Ltd. (Singapore), Notes, 144A	Baa2	5.75	11/16/10	1,410	1,360,362
JPMorgan Chase & Co., Sub. Notes	Aa3	6.50	01/15/09	1,100	1,094,319
JPMorgan Chase & Co., Jr. Sub. Notes(g)	A1	7.90	04/29/49	2,000	1,683,760
MUFG Capital Finance 1 Ltd., (Cayman Islands), Gtd. Notes	A2	6.346	07/25/49	800	605,447
Santander Central Hispano Issuances (Cayman Islands), Bank Gtd. Notes	Aa2	7.625	09/14/10	695	737,457
Wells Fargo Bank, Sub. Notes	Aa1	4.75	02/09/15	585	526,181
Wells Fargo Bank, Sub. Notes	Aa1	6.45	02/01/11	65	65,993
Wells Fargo Capital XIII, Notes, M.T.N.(g)	Aa2	7.70	12/26/49	1,000	872,010

					27,878,749

Brokerage 0.3%
Goldman Sachs Group, Inc. (The), Sr. Notes	Aa3	5.45	11/01/12	600	508,614
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	5.625	01/15/17	1,190	844,647
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.45	05/01/36	1,615	1,054,117
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75	10/01/37	104	69,429
Lehman Brothers Holdings, Inc., Sr. Notes, M.T.N.	B3	5.25	02/06/12	1,715	214,375
Lehman Brothers Holdings, Inc., Sr. Unsec. Notes, M.T.N.	B3	6.875	05/02/18	700	87,500
Lehman Brothers Holdings, Inc., Sub. Notes	Caa2	6.50	07/19/17	582	728
Merrill Lynch & Co., Inc., Notes	A2	4.25	02/08/10	1,170	1,111,826
Merrill Lynch & Co., Inc., Notes	A2	4.79	08/04/10	295	278,974
Merrill Lynch & Co., Inc., Notes, M.T.N.	A2	5.00	01/15/15	615	503,205
Merrill Lynch & Co., Inc., Notes, M.T.N.	A2	5.77	07/25/11	520	495,827
Merrill Lynch & Co., Inc., Notes, M.T.N.(b)	A2	6.875	04/25/18	980	867,055
Merrill Lynch & Co., Inc., Sr. Unsec. Notes	A2	6.40	08/28/17	35	30,272
Morgan Stanley, Notes	A1	5.30	03/01/13	265	168,275
Morgan Stanley, Notes, M.T.N.	A1	5.45	01/09/17	1,045	679,250
Morgan Stanley, Sr. Unsec. Notes, M.T.N.(b)	A1	5.75	10/18/16	1,300	806,155
Morgan Stanley, Sr. Unsec. Notes, M.T.N.	A1	5.95	12/28/17	620	388,397

					8,108,646

Building Materials & Construction 0.1%
American Standard, Inc., Gtd. Notes	Baa3	7.625	02/15/10	770	786,822
Hanson PLC (United Kingdom), Sr. Unsub. Notes	Baa3	7.875	09/27/10	1,000	1,049,130
Lafarge SA (France), Notes	Baa2	6.15	07/15/11	910	893,402

					2,729,354

Cable 0.2%
AT&T Broadband LLC, Gtd. Notes(e)	Baa2	9.455	11/15/22	255	280,350
Comcast Corp., Gtd. Notes	Baa2	6.45	03/15/37	155	125,017
Comcast Corp., Gtd. Notes	Baa2	6.95	08/15/37	65	54,753
Comcast Corp., Sr. Unsec. Notes	Baa2	6.50	11/15/35	450	375,716
Cox Communications, Inc., Notes, Class A	Baa3	6.75	03/15/11	950	964,992
Cox Communications, Inc., Notes, Class A	Baa3	7.875	08/15/09	1,275	1,277,811
Time Warner Cable, Inc., Gtd. Notes	Baa2	5.40	07/02/12	2,510	2,387,552

					5,466,191

Capital Goods 0.2%
Caterpillar Financial Services Corp., Notes, M.T.N.	A2	5.50	03/15/16	825	766,096
Caterpillar, Inc., Debs.	A2	7.25	09/15/09	700	718,044
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	5.80	10/15/12	460	418,081
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	6.375	10/15/17	1,302	1,034,863
Erac USA Finance Co., Gtd. Notes, 144A	Baa2	7.00	10/15/37	380	267,639
FedEx Corp., Gtd. Notes	Baa2	7.25	02/15/11	400	414,244
General Electric Co., Sr. Unsec. Notes	Aaa	5.25	12/06/17	200	175,006
Honeywell International, Inc., Sr. Unsub. Notes	A2	6.125	11/01/11	1,095	1,155,548

					4,949,521

Chemicals 0.3%
Dow Chemical Co. (The), Debs.	A3	5.97	01/15/09	390	390,854
Dow Chemical Co. (The), Sr. Notes	A3	6.125	02/01/11	685	699,961
Huntsman LLC, Gtd. Notes	Ba1	11.625	10/15/10	2,000	2,040,000
ICI Wilmington, Inc., Gtd. Notes	A3	5.625	12/01/13	720	733,309
Lubrizol Corp., Sr. Notes	Baa2	4.625	10/01/09	860	855,907
Monsanto Co., Gtd. Notes	A2	5.875	04/15/38	605	548,289
PPG Industries, Inc., Sr. Unsec. Notes	A3	5.75	03/15/13	3,500	3,468,819
Union Carbide Corp., Debs.	Ba2	7.50	06/01/25	460	412,937

					9,150,076

Collateralized Mortgage Obligations 0.4%
Banc of America Mortgage Securities, Inc., Ser. 2005-A, Class 2A1(g)	Aaa	4.451	02/25/35	1,217	1,071,767
Banc of America Mortgage Securities, Inc., Ser. 2005-B, Class 2A1(g)	Aaa	4.378	03/25/35	908	804,910
Bank of America Alternative Loan Trust, Ser. 2005-12, Class 3CB1	Aaa	6.00	01/25/36	3,577	2,904,230
Chase Mortgage Finance Corp., Ser. 2007-A1 Class 1A5(g)	Aaa	4.6297	02/25/37	3,301	3,170,673
Countrywide Alternative Loan Trust, Ser. 2004-18CB, Class 3A1	Aaa	5.25	09/25/19	1,274	1,153,166
JPMorgan Mortgage Trust, Ser. 2007-A1, Class 4A1(g)	Aaa	4.0687	07/25/35	2,432	2,226,268
Master Alternative Loan Trust, Ser. 2004-4, Class 4A1	Aaa	5.00	04/25/19	438	391,262
Structured Adjustable Rate Mortgage Loan, Ser. 2004-1, Class 4A3(g)	Aaa	4.17	02/25/34	814	734,944
Washington Mutual Alternative Mortgage, Pass-Through Certificates, Ser. 2005-1, Class 3A	AAA(f)	5.00	03/25/20	493	476,335

					12,933,555

Commercial Mortgage Backed Securities 3.8%
Banc of America Commercial Mortgage, Inc., Ser. 2003-2, Class A3(g)	AAA(f)	4.873	03/11/41	2,500	2,374,164
Banc of America Commercial Mortgage, Inc., Ser. 2004-2, Class A4	Aaa	4.153	11/10/38	2,800	2,654,191
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class ASB(g)	AAA(f)	5.1222	11/10/42	827	791,035
Banc of America Commercial Mortgage, Inc., Ser. 2006-2, Class A4(g)	AAA(f)	5.739	05/10/45	900	814,465
Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2(g)	Aaa	5.658	06/10/49	5,900	5,541,181
Bear Stearns Commercial Mortgage Securities, Ser. 2004-T16, Class A-6(g)	AAA(f)	4.75	02/13/46	4,500	4,073,715
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T18, Class AAB(g)	Aaa	4.823	02/13/42	1,775	1,643,462
Bear Stearns Commercial Mortgage Securities, Ser. 2005-T20, Class AAB, I/O(g)	Aaa	5.284	10/12/42	2,400	2,269,129
Commercial Mortgage Load Trust, Ser. 2008-LS1, Class A2(g)	Aaa	6.2205	12/10/49	2,200	2,085,536
Commercial Mortgage Pass-Through Certificates, I/O, Ser. 2004-LB2A, Class X2, 144A	AAA(f)	0.812	03/10/39	9,090	165,890
Commercial Mortgage Acceptance Corp., Ser. 1998-C2, Class F, 144A(g)	A-(f)	5.44	09/15/30	890	824,955
CS First Boston Mortgage Securities Corp., Ser. 2004-C3, Class A4	Aaa	4.835	07/15/36	880	837,190
CS First Boston Mortgage Securities Corp., Ser. 2004-C4, Class A4	Aaa	4.283	10/15/39	1,400	1,323,359
CS First Boston Mortgage Securities Corp., Ser. 2005-C5, Class A4(g)	AAA(f)	5.10	08/15/38	6,800	6,146,949
CS Mortgage Capital Certificate Corp., Ser. 2006-C1, Class A4(g)	AAA(f)	5.609	02/15/39	2,700	2,422,587
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A3(g)	AAA(f)	6.015	05/15/46	2,200	1,975,390
DLJ Commercial Mortgage Corp., Ser. 2000-CF1, Class A1B	AAA(f)	7.62	06/10/33	2,601	2,648,293
General Electric Capital Commercial Mortgage Corp., I/O, Ser. 2004-C2, Class X2, 144A(g)	Aaa	0.556	03/10/40	20,404	237,458

GMAC Commercial Mortgage Securities, Inc., Ser. 2005-C1, Class A5	AAA(f)	4.697	05/10/43	2,720	2,421,694
Greenwich Capital Commercial Funding Corp., Inc., Ser. 2003-C1, Class A4	Aaa	4.111	07/05/35	7,700	6,956,517
Greenwich Capital Commercial Funding Corp., Inc., Ser. 2005-GG5, Class A5(g)	Aaa	5.224	04/10/37	9,550	8,678,509
GS Mortgage Securities Corp. II, Ser. 2006-GG6, Class AAB(g)	AAA(f)	5.587	04/10/38	6,650	6,144,909
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP1, Class ASB(g)	Aaa	4.853	03/15/46	4,200	3,968,422
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP2, Class ASB	Aaa	4.659	07/15/42	6,350	5,911,877
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB16, Class ASB	Aaa	5.523	05/12/45	3,900	3,574,440
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP6, Class X2, I/0(g)	Aaa	0.066	04/15/43	130,647	528,023
JPMorgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP8, Class ASB	Aaa	5.37	05/15/45	3,700	3,371,572
JPMorgan Commercial Mortgage Finance Corp., Ser. 2000-C10, Class A2(g)	Aaa	7.371	08/15/32	7,458	7,539,545
JPMorgan Commercial Mortgage Finance Corp., Ser. 2003-CB6, Class A2(g)	Aaa	5.255	07/12/37	2,100	1,999,189
KeyCorp., Ser. 2000-C1, Class A2(g)	Aaa	7.727	05/17/32	7,839	7,947,780
LB-UBS Commercial Mortgage Trust, Ser. 2003-C8, Class A3	Aaa	4.83	11/15/27	1,460	1,394,685
LB-UBS Commercial Mortgage Trust, Ser. 2004-C6, Class A5(g)	AAA(f)	4.826	08/15/29	3,910	3,683,079
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class AAB	Aaa	5.341	09/15/39	2,480	2,252,201
Merrill Lynch Mortgage Trust, Ser. 2004-KEY2, Class A3	Aaa	4.615	08/12/39	2,000	1,875,808
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A4(g)	Aaa	6.1044	06/12/46	1,795	1,638,667
Morgan Stanley Capital I, Ser. 2006-IQ11, Class A4(g)	AAA(f)	5.772	10/15/42	2,600	2,357,946
Morgan Stanley Capital I, Ser. 2007-HQ11, Class AAB	Aaa	5.444	02/12/44	4,600	4,049,100
Morgan Stanley Capital I, Ser. 2007-T27, AAB(g)	AAA(f)	5.803	06/11/42	1,105	996,723

					116,119,635

Consumer 0.1%
Avon Products, Inc., Sr. Unsec. Notes	A2	5.75	03/01/18	1,500	1,428,711
Newell Rubbermaid, Inc., Sr. Unsec. Notes	Baa2	6.25	04/15/18	1,700	1,516,426
Whirlpool Corp., Notes	Baa2	6.125	06/15/11	965	987,609

					3,932,746

Electric 0.7%
Appalachian Power Co., Sr. Notes, Ser. J	Baa2	4.40	06/01/10	620	613,285
Arizona Public Service Co., Sr. Unsec. Notes	Baa2	6.375	10/15/11	1,305	1,303,147
Arizona Public Service Co., Unsec. Notes	Baa2	6.25	08/01/16	175	161,957
Baltimore Gas & Electric Co., Sr. Unsec. Notes	Baa2	6.35	10/01/36	550	436,604
Carolina Power & Light Co., First Mtge. Bonds(b)	A2	5.25	12/15/15	525	506,510
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. J2	Baa2	5.70	03/15/13	740	719,458
CenterPoint Energy Houston Electric LLC, Mtge. Bonds, Ser. K2	Baa2	6.95	03/15/33	590	535,690
Consolidated Edison Co. of New York, Sr. Unsec. Notes	A1	5.375	12/15/15	730	696,391
Consolidated Edison Co. of New York, Sr. Unsec. Notes	A1	6.75	04/01/38	200	189,098
Consumers Energy Co., First Mtge. Bonds, Ser. B	Baa1	5.375	04/15/13	325	314,213
Dominion Resources, Inc., Sr. Notes, Ser. D	Baa2	5.125	12/15/09	970	978,245

Duke Energy Carolinas LLC, First Mtge. Bonds	A2	6.05	04/15/38	550	497,865
Duke Energy Carolinas LLC, Sr. Unsub. Notes	A3	6.10	06/01/37	960	848,496
E.ON International Finance BV (Netherlands), Bonds, 144A	A2	6.65	04/30/38	890	864,426
El Paso Electric Co., Sr. Unsec. Notes	Baa2	6.00	05/15/35	670	548,381
Empresa Nacional de Electricidad S.A. (Chile), Bonds, Ser. B	Baa3	8.50	04/01/09	1,070	1,085,146
Empresa Nacional de Electricidad S.A. (Chile), Notes	Baa3	8.625	08/01/15	1,295	1,413,635
Energy East Corp., Notes	Baa2	6.75	09/15/33	145	129,118
Exelon Corp., Notes	Baa1	4.90	06/15/15	155	136,484
Florida Power & Light Co., First Mtge. Bonds	Aa3	5.95	10/01/33	295	275,152
Georgia Power Co., Unsub. Notes	A2	5.70	06/01/17	495	482,594
Indiana Michigan Power Co., Sr. Notes	Baa2	5.05	11/15/14	460	420,763
Midamerican Energy Holdings Co., Sr. Notes	Baa1	5.75	04/01/18	205	189,110
Midamerican Energy Holdings Co., Sr. Unsec. Notes	Baa1	5.95	05/15/37	300	245,571
National Rural Utilities Cooperative Finance Corp., Notes, Ser. C, M.T.N.	A2	7.25	03/01/12	185	192,047
Nevada Power Co., Mtge. Bonds, Ser. O	Baa3	6.50	05/15/18	1,260	1,189,005
NiSource Finance Corp., Gtd. Notes	Baa3	5.25	09/15/17	245	202,804
NiSource Finance Corp., Gtd. Notes	Baa3	5.45	09/15/20	350	278,897
NSTAR Electric Co., Debs.	A1	4.875	04/15/14	565	543,779
Oncor Electric Delivery Co., Debs.	Baa3	7.00	09/01/22	475	398,824
Oncor Electric Delivery Co., Sec. Notes	Baa3	6.375	01/15/15	345	312,539
Pacific Gas & Electric Co., Unsec. Notes	A3	6.05	03/01/34	1,550	1,368,154
PPL Electric Utilities Corp., Sec. Notes	A3	6.25	08/15/09	1,500	1,522,170
Public Service Co. of New Mexico, Sr. Unsec. Notes	Baa3	7.95	05/15/18	140	132,147
Public Service Electric & Gas Co., Mtge. Bonds, M.T.N.	A3	5.80	05/01/37	535	471,086
Southern California Edison Co., First Mtge. Bonds	A2	4.65	04/01/15	470	445,354
Xcel Energy, Inc., Sr. Notes	Baa1	5.613	04/01/17	199	182,442
Xcel Energy, Inc., Sr. Notes	Baa1	6.50	07/01/36	445	400,513

					21,231,100

Energy - Integrated 0.1%
ConocoPhillips, Notes	A1	8.75	05/25/10	1,505	1,616,436
LUKOIL International Finance BV (Netherlands), Gtd. Notes, 144A	Baa2	6.356	06/07/17	560	425,600
TNK-BP Finance SA (Luxembourg), Gtd. Notes, 144A	Baa2	7.50	07/18/16	1,425	997,500

					3,039,536

Energy - Other 0.2%
Devon Financing Corp. ULC, Gtd. Notes	Baa1	7.875	09/30/31	225	228,480
Halliburton Co., Sr. Unsec. Notes	A2	5.50	10/15/10	150	154,397
Nexen, Inc. (Canada), Unsec. Notes	Baa2	6.40	05/15/37	200	158,337
Pioneer Natural Resources Co., Bonds	Ba1	6.875	05/01/18	1,500	1,335,545
Valero Energy Corp., Sr. Notes	Baa3	6.125	06/15/17	860	804,969
Valero Energy Corp., Sr. Notes	Baa3	6.625	06/15/37	255	220,047
Weatherford International, Inc., Gtd. Notes	Baa1	6.35	06/15/17	970	897,763
Western Oil Sands, Inc. (Canada), Sec. Notes	Baa1	8.375	05/01/12	360	379,781
Woodside Finance Ltd. (Australia), Gtd. Notes, 144A	Baa1	5.00	11/15/13	1,315	1,284,840
XTO Energy, Inc., Sr. Unsec. Notes	Baa2	6.25	08/01/17	585	551,991

					6,016,150

Foods 0.6%
Bunge Ltd. Finance Corp., Notes	Baa2	5.35	04/15/14	1,040	973,379
Cadbury Schweppes U.S. Finance LLC, Gtd. Notes, 144A	NR	3.875	10/01/08	810	809,994
Cargill, Inc., Notes, 144A	A2	3.625	03/04/09	1,875	1,853,921

Cargill, Inc., Sr. Unsec. Notes, 144A	A2	6.00	11/27/17	670	630,380
ConAgra Foods, Inc., Notes	Baa2	7.875	09/15/10	430	453,779
Delhaize Group (Belgium), Sr. Unsub. Notes	Baa3	6.50	06/15/17	480	454,635
Diageo Capital PLC (United Kingdom), Gtd. Notes	A3	5.75	10/23/17	1,005	964,409
Dr Pepper Snapple Group, Inc., Sr. Notes, 144A	Baa3	6.82	05/01/18	510	492,281
General Mills, Inc., Sr. Unsec. Notes	Baa1	6.00	02/15/12	2,185	2,227,184
Heinz Co., Notes, 144A	Baa2	6.428	12/01/08	1,290	1,292,258
Kellogg Co., Notes, Ser. B	A3	6.60	04/01/11	1,875	1,946,314
Kraft Foods, Inc., Sr. Unsec. Notes	Baa2	5.625	11/01/11	850	853,169
Kraft Foods, Inc., Sr. Unsec. Notes	Baa2	6.125	02/01/18	980	918,041
Kroger Co. (The), Gtd. Notes	Baa2	6.75	04/15/12	45	46,067
Kroger Co. (The), Gtd. Notes	Baa2	6.80	04/01/11	670	689,886
McDonald’s Corp., Sr. Unsec. Notes	A3	5.80	10/15/17	720	715,989
McDonald’s Corp., Sr. Unsec. Notes, M.T.N.(b)	A3	4.30	03/01/13	500	494,022
McDonald’s Corp., Sr. Unsec. Notes, M.T.N.	A3	6.30	03/01/38	1,185	1,141,998
Tricon Global Restaurants, Sr. Notes	Baa3	8.875	04/15/11	180	193,945
Tyson Foods, Inc., Sr. Unsec. Notes	Ba1	7.35	04/01/16	735	606,375
Whitman Corp., Notes	Baa1	6.375	05/01/09	1,530	1,538,462

					19,296,488

Foreign Government Bonds 0.2%
DP World Ltd., Bonds, 144A	A1	6.85	07/02/37	1,680	1,243,805
Pemex Project Funding Master Trust (Mexico), Gtd. Notes	Baa1	8.625	12/01/23	350	393,750
Petrobras International Finance Co. (Cayman Islands), Gtd. Notes	Baa1	5.875	03/01/18	200	181,776
Petrobras International Finance Co. (Cayman Islands), Bonds	Baa1	8.375	12/10/18	1,185	1,279,800
Quebec Province (Canada), Notes(b)	Aa2	4.60	05/26/15	735	742,681
Quebec Province (Canada), Sr. Unsec. Notes	Aa2	5.75	02/15/09	500	506,200
RSHB Capital SA for OJSC Russian Agricultural Bank (Russia), Bonds, 144A	A3	6.299	05/15/17	2,190	1,563,441

					5,911,453

Gaming
Harrah’s Operating Co., Inc., Gtd. Notes	Caa2	5.50	07/01/10	625	468,750

Healthcare & Pharmaceutical 0.4%
Abbott Laboratories, Notes(e)	A1	5.875	05/15/16	1,145	1,142,238
AmerisourceBergen Corp., Gtd. Notes	Baa3	5.625	09/15/12	915	886,084
AstraZeneca PLC (United Kingdom), Sr. Unsub. Notes	A1	6.45	09/15/37	495	473,295
Bristol-Myers Squibb Co., Unsub. Notes	A2	5.875	11/15/36	275	242,343
Covidien International Finance SA (Luxembourg), Gtd. Notes	Baa1	6.00	10/15/17	1,150	1,136,192
Genentech, Inc., Sr. Notes	A1	4.75	07/15/15	280	260,077
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	5.65	05/15/18	810	769,032
GlaxoSmithKline Capital, Inc., Gtd. Notes	A1	6.375	05/15/38	870	816,749
HCA, Inc., Sec. Notes(b)	B2	9.25	11/15/16	1,925	1,872,063
Laboratory Corp. of America Holdings, Sr. Unsec. Notes	Baa3	5.625	12/15/15	580	533,359
Merck & Co., Inc., Bonds	Aa3	5.75	11/15/36	110	102,067
Merck & Co., Inc., Debs.	Aa3	5.95	12/01/28	165	163,675
Schering-Plough Corp., Sr. Notes	Baa1	5.55	12/01/13	720	696,267
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.00	09/15/17	884	861,149
Schering-Plough Corp., Sr. Unsec. Notes	Baa1	6.55	09/15/37	340	311,409
Teva Pharmaceutical Finance LLC, Gtd. Notes	Baa2	6.15	02/01/36	120	105,043
Wyeth, Notes	A3	5.95	04/01/37	1,715	1,546,369
Wyeth, Unsub. Notes	A3	5.50	03/15/13	910	919,614
Wyeth, Unsub. Notes	A3	5.50	02/01/14	255	252,774
Wyeth, Unsub. Notes	A3	6.45	02/01/24	60	59,388

					13,149,187

Healthcare Insurance 0.2%
Aetna, Inc., Sr. Unsub. Notes	A3	5.75	06/15/11	390	396,299
Aetna, Inc., Sr. Unsub. Notes	A3	6.625	06/15/36	515	474,343
Cigna Corp., Sr. Unsec. Notes	Baa2	6.15	11/15/36	670	564,462
Coventry Health Care, Inc., Sr. Notes	Ba1	6.125	01/15/15	2,290	2,051,753
UnitedHealth Group, Inc., Bonds	Baa1	6.00	06/15/17	195	178,976
UnitedHealth Group, Inc., Bonds	Baa1	6.50	06/15/37	420	348,668
UnitedHealth Group, Inc., Bonds	Baa1	6.625	11/15/37	420	353,072
UnitedHealth Group, Inc., Bonds(b)	Baa1	6.875	02/15/38	445	391,772
UnitedHealth Group, Inc., Sr. Unsec. Notes	Baa1	5.25	03/15/11	1,350	1,342,157
Wellpoint, Inc., Notes	Baa1	5.00	12/15/14	860	786,079

					6,887,581

Insurance 0.2%
American International Group, Inc., Jr. Sub. Debs., 144A(b)(g)	A3	8.175	05/15/58	890	142,573
American International Group, Inc., Jr. Sub. Notes	A3	6.25	03/15/37	420	67,292
American International Group, Inc., Notes	A2	4.25	05/15/13	1,080	617,464
American International Group, Inc., Sr. Notes	A2	5.05	10/01/15	180	97,034
American International Group, Inc., Sr. Unsec. Notes, M.T.N.	A2	5.85	01/16/18	1,660	833,232
AXA SA (France), Sub. Notes	A3	8.60	12/15/30	155	150,526
Berkshire Hathaway Finance Corp., Gtd. Notes	Aaa	4.75	05/15/12	440	444,121
Liberty Mutual Group, Inc., Bonds, 144A	Baa2	7.00	03/15/34	850	660,518
Lincoln National Corp., Sr. Unsec. Notes	A3	6.30	10/09/37	492	412,524
Marsh & McLennan Cos., Inc., Sr. Unsec. Notes	Baa2	5.15	09/15/10	265	258,415
MetLife, Inc., Sr. Notes	A2	5.70	06/15/35	1,020	802,445
MetLife, Inc., Sr. Notes	A2	6.125	12/01/11	335	338,249
MetLife, Inc., Sr. Notes	A2	6.375	06/15/34	400	349,756
St. Paul Travelers Cos., Inc. (The), Sr. Unsec. Notes	A2	6.75	06/20/36	685	633,180
W.R. Berkley Corp., Sr. Notes	Baa2	5.60	05/15/15	555	509,482
W.R. Berkley Corp., Sr. Notes	Baa2	6.15	08/15/19	460	420,359
XL Capital Ltd. (Cayman Islands), Sr. Notes	Baa1	5.25	09/15/14	85	73,522

					6,810,692

Lodging 0.1%
Starwood Hotels & Resorts Worldwide, Inc., Notes	Baa3	6.75	05/15/18	2,800	2,503,183
Starwood Hotels & Resorts Worldwide, Inc., Sr. Unsec. Notes	Baa3	6.25	02/15/13	1,645	1,550,462

					4,053,645

Media & Entertainment 0.1%
News America, Inc., Gtd. Notes	Baa1	7.625	11/30/28	1,050	1,003,336
Time Warner, Inc., Debs.	Baa2	9.15	02/01/23	505	523,384
Time Warner, Inc., Gtd. Notes	Baa2	6.75	04/15/11	640	638,570
Time Warner, Inc., Gtd. Notes	Baa2	7.25	10/15/17	790	725,068
Viacom, Inc., Sr. Notes	Baa3	6.875	04/30/36	895	717,504

					3,607,862

Metals 0.1%
Alcan, Inc. (Canada), Notes	A3	4.50	05/15/13	115	107,247
Alcan, Inc. (Canada), Notes	A3	5.00	06/01/15	600	552,825
Alcoa, Inc., Sr. Notes	Baa1	5.90	02/01/27	70	56,265
Rio Tinto Finance USA Ltd. (Luxembourg), Gtd. Notes	A3	5.875	07/15/13	1,000	980,310
Southern Copper Corp., Sr. Notes	Baa2	7.50	07/27/35	125	115,569
United States Steel Corp., Sr. Unsub. Notes	Baa3	5.65	06/01/13	580	518,822

					2,331,038

Mortgage Backed Securities 14.4%
Federal Home Loan Mortgage Corp.		4.50	02/01/19-07/01/20	5,698	5,583,488
Federal Home Loan Mortgage Corp.		5.00	07/01/18-05/01/34	9,721	9,644,832
Federal Home Loan Mortgage Corp.		5.222	12/01/35(g)	2,882	2,914,227
Federal Home Loan Mortgage Corp.		5.50	12/01/33-06/01/34	8,387	8,360,294
Federal Home Loan Mortgage Corp.		5.50	TBA 30 YR	37,000	36,734,044
Federal Home Loan Mortgage Corp.		5.50	TBA 30 YR	5,000	4,991,797
Federal Home Loan Mortgage Corp.		5.524	06/01/36(g)	4,552	4,634,922
Federal Home Loan Mortgage Corp.		6.00	03/01/32-12/01/33	3,070	3,127,354
Federal Home Loan Mortgage Corp.		6.00	TBA 30 YR	25,000	25,257,800
Federal Home Loan Mortgage Corp.		6.50	12/01/14	315	326,126
Federal Home Loan Mortgage Corp.		7.00	02/01/31-11/01/33	3,653	3,840,870
Federal National Mortgage Assn.		4.00	06/01/19	1,757	1,681,361
Federal National Mortgage Assn.		4.142	07/01/33(g)	829	833,957
Federal National Mortgage Assn.		4.50	11/01/18-01/01/35	12,177	11,842,088
Federal National Mortgage Assn.		5.00	TBA 15 YR	27,250	27,003,061
Federal National Mortgage Assn.		5.00	TBA 30 YR	3,500	3,410,313
Federal National Mortgage Assn.		5.00	TBA 30 YR	57,500	55,936,689
Federal National Mortgage Assn.		5.00	10/01/18-07/01/35	18,091	17,717,883
Federal National Mortgage Assn.		5.50	TBA 30 YR	24,250	24,136,316
Federal National Mortgage Assn.		5.50	03/01/16-01/01/38	54,875	54,891,747
Federal National Mortgage Assn.		5.50	TBA 30 YR	1,500	1,495,782
Federal National Mortgage Assn.		5.903	06/01/37(g)	12,001	12,238,090
Federal National Mortgage Assn.		6.00	04/01/13-06/01/36	23,629	24,033,034
Federal National Mortgage Assn.		6.00	TBA 30 YR	38,700	39,123,301
Federal National Mortgage Assn.		6.00	TBA 30 YR	3,500	3,544,842
Federal National Mortgage Assn.		6.50	09/01/17-09/01/37	12,309	12,656,011
Federal National Mortgage Assn.		7.00	08/01/11-06/01/32	961	1,013,870
Federal National Mortgage Assn.		7.50	06/01/12-05/01/32	690	732,223
Government National Mortgage Assn.		5.50	11/15/32-02/15/36	12,557	12,599,586
Government National Mortgage Assn.		6.00	TBA 30 YR	17,000	17,212,499
Government National Mortgage Assn.		6.00	09/15/33-08/15/37	7,201	7,324,327
Government National Mortgage Assn.		6.50	2/15/24-07/15/35	5,296	5,449,884
Government National Mortgage Assn.		8.00	01/15/24-04/15/25	176	192,830

					440,485,448

Non-Captive Finance 0.5%
Capital One Bank Corp., Sub. Notes	A3	6.50	06/13/13	20	17,033
Capital One Financial Corp., Sr. Notes, M.T.N.	A3	5.70	09/15/11	600	531,326
CIT Group Funding Co. (Canada), Gtd. Notes	Baa1	5.20	06/01/15	680	333,941
Countrywide Financial Corp., Gtd. Notes, M.T.N	Aa2	5.80	06/07/12	1,190	1,005,264
General Electric Capital Corp., Notes, M.T.N.	Aaa	5.55	05/04/20	1,190	991,822
General Electric Capital Corp., Notes, Ser. A, M.T.N	Aaa	6.125	02/22/11	950	944,016
General Electric Capital Corp., Sr. Unsec. Notes	Aaa	5.625	05/01/18	500	422,638
General Electric Capital Corp., Sr. Unsec. Notes	Aaa	5.875	01/14/38	720	530,820
General Electric Capital Corp., Sr. Unsec. Notes, M.T.N.	Aaa	4.375	11/21/11	2,525	2,392,571
GMAC LLC, Unsub. Notes(g)	B3	4.0544	05/15/09	660	477,603
Household Finance Corp., Notes	Aa3	4.75	05/15/09	370	364,459
HSBC Finance Corp., Sr. Notes	Aa3	5.70	06/01/11	440	437,893
International Lease Finance Corp., Sr. Unsec. Notes	A3	6.375	03/25/13	1,850	1,168,295
International Lease Finance Corp., Unsub. Notes	A3	3.50	04/01/09	580	521,533
Residential Capital LLC, Sec. Notes, 144A	Ca	9.625	05/15/15	816	195,840
SLM Corp., Sr. Unsec. Notes, M.T.N.	Baa2	8.45	06/15/18	4,840	3,291,200

					13,626,254

Non-Corporate 0.2%
Republic of Italy (Italy), Notes, M.T.N.	A+(f)	5.375	06/15/33	800	828,576
United Mexican States Global Bond (Mexico), Notes	Baa1	7.50	01/14/12	1,290	1,380,300
United Mexican States Global Bond (Mexico), Notes, M.T.N.	Baa1	5.875	01/15/14	4,245	4,271,531

					6,480,407

Paper
Plum Creek Timberlands LP, Gtd. Notes	Baa3	5.875	11/15/15	535	498,701

Pipelines & Other 0.3%
Atmos Energy Corp., Notes	Baa3	4.00	10/15/09	1,680	1,660,210
Duke Energy Field Services LLC, Notes	Baa2	7.875	08/16/10	1,760	1,802,240
Enterprise Products Operating LP, Gtd. Notes, Ser. B	Baa3	6.875	03/01/33	140	123,065
Enterprise Products Operating LP, Sr. Notes	Baa3	4.625	10/15/09	740	724,208
Oneok Partners LP, Notes	Baa2	6.65	10/01/36	420	367,564
Sempra Energy, Sr. Unsec. Notes	Baa1	6.00	02/01/13	90	90,242
Spectra Energy Capital LLC, Gtd. Notes(b)	Baa1	6.20	04/15/18	3,190	2,947,267
Spectra Energy Capital LLC, Sr. Unsub. Notes	Baa1	6.25	02/15/13	235	233,342
TransCanada Pipelines Ltd. (Canada), Sr. Notes	A3	7.25	08/15/38	450	432,576

					8,380,714

Railroads 0.1%
Burlington Northern Santa Fe Corp., Debs.	Baa1	6.70	08/01/28	670	647,842
CSX Corp., Sr. Notes	Baa3	6.25	03/15/18	395	357,512
CSX Corp., Sr. Unsub. Notes	Baa3	6.15	05/01/37	715	554,174
Norfolk Southern Corp., Sr. Notes	Baa1	7.80	05/15/27	18	19,662
Norfolk Southern Corp., Sr. Unsec. Notes	Baa1	5.59	05/17/25	525	456,508
Union Pacific Corp., Notes	Baa2	3.625	06/01/10	1,375	1,355,595
Union Pacific Corp., Notes	Baa2	6.65	01/15/11	750	772,742

					4,164,035

Real Estate Investment Trusts 0.3%
Brandywine Operating Partners LP, Gtd. Notes	Baa3	5.75	04/01/12	1,295	1,208,359
Mack-Cali Realty LP, Notes	Baa2	7.25	03/15/09	1,270	1,274,643
Post Apartment Homes LP, Notes	Baa3	6.30	06/01/13	660	642,150
Post Apartment Homes LP, Sr. Notes	Baa3	5.45	06/01/12	435	417,485
Simon Property Group LP, Sr. Unsec. Notes(b)	A3	6.125	05/30/18	2,800	2,480,243
Simon Property Group LP, Unsec. Notes	A3	5.75	05/01/12	1,500	1,457,447

					7,480,327

Retailers 0.4%
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75	08/15/11	1,000	1,014,761
CVS Caremark Corp., Sr. Unsec. Notes	Baa2	5.75	06/01/17	1,640	1,532,567
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.35	03/15/12	850	782,757
Federated Retail Holdings, Inc., Gtd. Notes	Baa3	5.90	12/01/16	5	4,122
Home Depot, Inc. (The), Sr. Unsec. Notes	Baa1	5.875	12/16/36	325	228,466
May Department Stores Co. (The), Notes	Baa3	6.65	07/15/24	135	106,447
Nordstrom, Inc., Sr. Unsec. Notes	Baa1	6.25	01/15/18	4,500	4,190,522
Target Corp., Sr. Unsec. Notes	A2	7.00	01/15/38	1,525	1,434,863
Wal-Mart Stores, Inc., Bonds	Aa2	5.25	09/01/35	245	195,837
Wal-Mart Stores, Inc. (The), Sr. Unsec. Notes	Aa2	6.20	04/15/38	1,045	953,249

					10,443,591

Structure Notes 0.1%
CDX North America High Yield, Sec. Notes, Ser. 10-T, 144A	B3	8.875	06/29/13	2,300	2,058,500

Technology 0.3%
Computer Sciences Corp., Sr. Unsec. Notes, 144A(b)	Baa1	6.50	03/15/18	1,800	1,728,857
Dell, Inc., Sr. Unsec. Notes, 144A	A2	4.70	04/15/13	1,625	1,565,236
Electronic Data Systems Corp., Notes	Baa3	7.45	10/15/29	120	123,221
Fiserv, Inc., Gtd. Notes	Baa2	6.125	11/20/12	1,000	969,670
Intuit, Inc., Sr. Unsec. Notes.	Baa2	5.40	03/15/12	600	563,617
Jabil Circuit, Inc., Sr. Notes	Ba1	5.875	07/15/10	1,875	1,800,000
Motorola, Inc., Sr. Notes	Baa2	8.00	11/01/11	99	99,587
Oracle Corp., Sr. Unsec. Notes	A2	5.75	04/15/18	1,155	1,072,423
Oracle Corp., Sr. Unsec. Notes	A2	6.50	04/15/38	600	545,484

					8,468,095

Telecommunications 0.9%
America Movil SAB de CV (Mexico), Unsec. Notes	A3	6.375	03/01/35	580	513,348
AT&T Corp., Sr. Notes(e)	A2	8.00	11/15/31	1,530	1,596,096
AT&T, Inc., Notes	A2	4.125	09/15/09	1,070	1,061,549
AT&T, Inc., Notes	A2	5.30	11/15/10	1,260	1,279,202
AT&T, Inc., Sr. Unsec. Notes	A2	5.60	05/15/18	1,045	935,317
AT&T Wireless Services, Inc., Notes	A2	8.125	05/01/12	640	682,611
AT&T Wireless Services, Inc., Sr. Notes	A2	8.75	03/01/31	1,339	1,480,479
BellSouth Corp., Notes	A2	4.20	09/15/09	1,175	1,159,067
British Telecom PLC (United Kingdom), Bonds	Baa1	9.125	12/15/30	1,475	1,471,439
Cingular Wireless LLC, Sr. Notes	A2	7.125	12/15/31	505	476,437
Deutsche Telekom International Finance BV (Netherlands), Gtd. Notes	Baa1	8.75	06/15/30	295	285,283
Embarq Corp., Notes	Baa3	7.082	06/01/16	350	283,654
Embarq Corp., Notes	Baa3	7.995	06/01/36	1,600	1,144,176
France Telecom SA (France), Notes	A3	8.50	03/01/31	375	406,836
Koninklijke (Royal) KPN NV (Netherlands), Sr. Unsub. Notes	Baa2	8.00	10/01/10	530	555,376
PCCW-HKT Capital Ltd., Gtd. Notes, 144A	Baa2	8.00	11/15/11	2,370	2,425,368
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.00	08/03/09	2,000	1,965,000
Qwest Corp., Notes	Ba1	8.875	03/15/12	2,000	1,960,000
Rogers Communications, Inc. (Canada), Gtd. Notes(b)	Baa3	6.80	08/15/18	1,220	1,154,157
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	5.25	11/15/13	320	283,901
Telecom Italia Capital SA (Luxembourg), Gtd. Notes	Baa2	6.999	06/04/18	1,000	897,650
Telefonica Emisiones SAU (Spain), Gtd. Notes	Baa1	7.045	06/20/36	210	189,935
TELUS Corp. (Canada), Notes	Baa1	8.00	06/01/11	1,255	1,329,133
U.S. Cellular Corp., Sr. Notes	Baa2	6.70	12/15/33	275	205,890
Verizon Communications, Inc., Sr. Unsec. Notes(b)	A3	6.10	04/15/18	3,400	3,139,594
Vodafone Group PLC (United Kingdom), Sr. Notes	Baa1	7.75	02/15/10	800	824,544

					27,706,042

Tobacco 0.1%
Philip Morris International, Inc., Sr. Unsec. Notes	A2	4.875	05/16/13	860	847,564
Reynolds American, Inc., Bonds	Baa3	6.75	06/15/17	950	887,690
Reynolds American, Inc., Bonds	Baa3	7.25	06/15/37	390	373,214

					2,108,468

U.S. Government Agency Obligations 3.2%
Federal Farm Credit Bank		3.875	10/07/13	3,070	3,021,829
Federal Farm Credit Bank		4.75	05/07/10	415	424,304
Federal Farm Credit Bank		4.875	01/17/17	855	859,937
Federal Home Loan Bank		3.375	10/20/10	4,065	4,067,366
Federal Home Loan Bank		4.375	10/03/08	8,140	8,140,962
Federal Home Loan Bank		4.50	05/13/11	160	163,824
Federal Home Loan Bank		4.75	04/24/09	4,470	4,508,263

Federal Home Loan Bank(b)		5.00	10/16/09-11/17/17	15,390	15,410,659
Federal Home Loan Bank(b)		5.625	06/11/21	2,390	2,533,371
Federal Home Loan Bank		5.75	05/15/12	7,835	8,328,127
Federal Home Loan Mortgage Corp.(b)		3.75	06/28/13	1,610	1,597,490
Federal Home Loan Mortgage Corp.		4.125	09/27/13	5,570	5,613,457
Federal Home Loan Mortgage Corp.		4.875	06/13/18	1,420	1,439,193
Federal Home Loan Mortgage Corp.		5.25	07/18/11	4,300	4,514,497
Federal National Mortgage Assn.(b)		2.75	04/11/11	1,350	1,333,458
Federal National Mortgage Assn.		2.875	10/12/10	4,250	4,230,561
Federal National Mortgage Assn.(b)		3.625	08/15/11	9,240	9,303,968
Federal National Mortgage Assn.		3.875	07/12/13	18,552	18,505,916
Federal National Mortgage Assn.		4.875	05/18/12	600	623,172
Federal National Mortgage Assn.		6.125	03/15/12	1,275	1,375,912
Tennessee Valley Authority, Notes		4.50	04/01/18	1,445	1,412,791

					97,409,057

U.S. Government Treasury Obligations 2.2%
United States Treasury Bonds(b)		4.375	02/15/38	4,045	4,096,509
United States Treasury Bonds		5.50	08/15/28	540	615,051
United States Treasury Bonds		6.00	02/15/26	765	907,720
United States Treasury Bonds(b)		6.25	08/15/23	6,195	7,438,355
United States Treasury Bonds(b)		7.50	11/15/16	4,395	5,523,280
United States Treasury Bonds		7.875	02/15/21	2,290	3,078,440
United States Treasury Bonds		8.125	08/15/21	3,665	5,042,237
United States Treasury Bonds		8.75	08/15/20	2,830	4,017,052
United States Treasury Bonds(b)		8.875	08/15/17	5,505	7,536,257
United States Treasury Inflation Index Bonds(b)		0.63	04/15/13	7,467	7,046,867
United States Treasury Inflation Index Bonds		1.875	07/15/13	2,862	2,853,861
United States Treasury Notes(b)		3.125	08/31/13-09/30/13	2,350	2,367,414
United States Treasury Notes(b)		4.00	08/15/18	885	897,584
United States Treasury Strips(i)		4.169	02/15/20	8,090	4,864,104
United States Treasury Strips(b)(i)		4.997	05/15/20	5,865	3,474,444
United States Treasury Strips(i)		5.067	02/15/19	11,340	7,237,245
United States Treasury Strips(i)		5.133	11/15/18	1,230	798,188

					67,794,608

TOTAL LONG-TERM BONDS (cost $1,058,927,274)					1,013,740,817

BANK LOANS 0.7%
Automotive 0.1%
Oshkosh Truck Corp., Bank Loan(h)	Ba3	4.322	12/06/13	1,780	1,526,349

Cable
Insight Midwest Holdings LLC, Bank Loan(h)	B1	3.99	10/06/13	1,216	1,107,701

Electric 0.1%
NRG Energy, Bank Loan(h)	Ba1	5.2619	02/01/13	894	783,335
NRG Energy, Bank Loan(h)	Ba1	6.848	02/01/13	439	384,843
Texas Competitive Electric Holdings Co. LLC, Bank Loan(h)	Ba3	6.228	10/10/14	990	835,313

					2,003,491

Foods 0.1%
Aramark Corp., Bank Loan(h)	Ba3	5.637	01/26/14	1,658	1,430,676
Aramark Corp., Bank Loan(h)	Ba3	5.787	01/26/14	105	90,891

					1,521,567

Healthcare & Pharmaceutical 0.2%
Community Health Systems, Bank Loan(h)	Ba3	1.00	07/25/14	81	71,056
Community Health Systems, Bank Loan(h)	Ba3	5.018	07/25/14	1,588	1,389,343
DaVita, Inc., Bank Loan(h)	Ba1	4.8803	10/05/12	1,200	1,078,200
HCA, Inc., Bank Loan(h)	Ba3	6.0119	11/17/13	1,965	1,719,783
Health Management Association, Bank Loan(h)	B1	5.5119	02/28/14	1,138	955,115

					5,213,497

Media & Entertainment
Idearc, Inc., Bank Loan(h)	Ba3	5.767	11/17/14	1,474	853,301

Paper 0.1%
Domtar Corp., Bank Loan(h)	Baa3	4.8038	03/05/14	955	872,141
Georgia Pacific, Bank Loan(h)	Baa3	4.5669	12/20/12	954	840,217

					1,712,358

Pipelines & Other
Enterprise GP Holdings LP, Bank Loan(h)	Ba2	4.916	11/08/14	1,000	925,000

Technology 0.1%
First Data Corp., Bank Loan(h)	Ba3	5.962	09/24/14	1,188	1,009,800
First Data Corp., Bank Loan(h)	Ba3	5.983	09/24/14	1,485	1,267,819
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	5.0403	10/01/14	1,000	846,641
Flextronics International Ltd. (Singapore), Bank Loan(h)	Ba1	5.0406	10/01/14	287	243,288
Metavante Corp., Bank Loan(h)	Ba2	4.5506	11/01/14	995	914,571
Sensata Technologies, Bank Loan(h)	B1	4.5431	04/27/13	1,382	1,149,920

					5,432,039

TOTAL BANK LOANS (cost $23,383,356)					20,295,303

TOTAL LONG-TERM INVESTMENTS (cost $2,971,653,227)					2,870,826,022

				Shares
SHORT-TERM INVESTMENTS 21.8%
Affiliated Mutual Funds 21.7%
Dryden Core Investment Fund - Short-Term Bond Series(d)				18,280,510	155,201,534
Dryden Core Investment Fund - Taxable Money Market Series (cost $507,437,374; includes $278,266,510 of cash collateral for securities on loan)(c)(d)				507,437,374	507,437,374

TOTAL AFFILIATED MUTUAL FUNDS (cost $689,336,815)					662,638,908

				Principal Amount (000)
U.S. Government Treasury Obligation 0.1%
United States Treasury Bill (cost $2,998,375)(e)(j)		0.25%	12/18/08	$3,000	2,998,179

TOTAL SHORT-TERM INVESTMENTS (cost $692,335,190)					665,637,087

TOTAL INVESTMENTS, BEFORE SECURITY SOLD SHORT(k) 115.8% (cost $3,663,988,417)					3,536,463,109

SECURITY SOLD SHORT (0.3)%
Mortgage Backed Securities
Federal National Mortgage Assn. (proceeds received $9,966,016)	5.00%	TBA 15 YR	10,000	(9,928,120)

TOTAL INVESTMENTS, NET OF SECURITY SOLD SHORT(k) 115.5% (cost $3,654,022,401)				3,526,534,989
OTHER LIABILITIES IN EXCESS OF OTHER ASSETS(l) (15.5)%				(472,662,472)

TOTAL NET ASSETS 100.0%				$3,053,872,517

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
I/O	Interest Only
M.T.N.	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PPS	Price Protected Share
TBA	To Be Announced

*	The rating reflected is as of September 30, 2008. Ratings of certain bonds may have changed subsequent to that date.
(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $276,337,601; cash collateral of $278,266,510 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series and the Dryden Core Investment Fund—Short-Term Bond Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Standard & Poor’s rating.
(g)	Indicates a variable rate security.
(h)	Indicates a security that has been deemed illiquid.
(i)	Represents zero coupon bond. Rate shown reflects effective yield at the time of purchase.
(j)	Rate quoted represents yield-to-maturity as of purchase date.
(k)	As of September 30, 2008, 242 securities representing $21,350,642 and 0.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount $21,350,642 were valued using Other Significant Observable Inputs (Level 2, as defined below).
(l)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on financial futures contracts, interest rate and credit default swap agreements as follows:

Open futures contracts outstanding at September 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2008	Unrealized Appreciation/ (Depreciation)
Long Positions:
277	5-Yr. U.S. T-Notes	Dec. 2008	$31,098,824	$31,088,922	$(9,902)
242	10-Yr. U.S. T-Notes	Dec. 2008	27,928,354	27,739,250	(189,104)
101	S&P 500 Index	Dec. 2008	31,503,138	29,517,250	(1,985,888)
273	U.S. Long Bond	Dec. 2008	32,098,185	31,987,922	(110,263)

					(2,295,157)

Short Position:
68	2-Yr. U.S. T-Notes	Dec. 2008	14,562,010	14,513,750	48,260

					$(2,246,897)

Interest rate swap agreements outstanding at September 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG(a)	8/15/2015	$1,335	3.712%	3 month LIBOR	$33,987
Merrill Lynch Capital Services, Inc.(a)	5/15/2016	2,660	4.397%	3 month LIBOR	(28,832)
Deutsche Bank AG(a)	5/15/2016	1,900	4.490%	3 month LIBOR	(31,646)

					$(26,491)

(a)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at September 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Buy Protection:
Citibank NA(a)	9/20/2012	$3,200	0.32%	Altria Group, Inc., 7.00%, 11/04/13	$54,712
Barclays Bank PLC(a)	9/20/2012	2,900	0.595%	Fortune Brands, Inc., 5.375%, 01/15/16	63,400
JPMorgan Chase Bank(a)	9/20/2012	1,256	1.52%	Residential Capital LLC, 6.50%, 04/17/13	969,919
Deutsche Bank AG(a)	6/20/2013	1,850	2.00%	International Lease Finance Corp., 4.15%, 01/20/15	393,857
Goldman Sachs International(a)	9/20/2013	1,300	1.02%	Anheuser Busch Cos., Inc., 5.625%, 10/01/10	1,213
JPMorgan Chase Bank(a)	6/20/2014	1,150	0.65%	Bunge Ltd. Finance Corp., 5.35%, 04/15/14	88,946
Credit Suisse International(a)	6/20/2018	3,400	0.97%	Verizon Communications, Inc., 4.90%, 09/15/15	(37,155)
Merrill Lynch Capital Services(a)	9/20/2016	735	1.73%	Tyson Foods, Inc., 6.85%, 04/01/16	64,517
Morgan Stanley Capital Services, Inc.(a)	3/20/2018	1,500	0.70%	Avon Products, Inc., 7.15%, 11/15/09	(28,915)
Barclays Bank PLC(a)	3/20/2018	1,800	1.22%	Computer Sciences Corp., 5.00%, 02/15/13	(68,695)
Deutsche Bank AG(a)	3/20/2018	4,500	0.99%	Nordstrom, Inc., 6.95%, 3/15/28	183,156
Merrill Lynch Capital Services(a)	6/20/2018	500	1.13%	Spectra Energy Capital LLC, 6.25%, 02/15/13	8,943
Morgan Stanley Capital Services, Inc.(a)	6/20/2018	1,700	1.00%	Newell Rubbermaid, Inc., 6.35%, 7/15/28	6,752
Merrill Lynch Capital Services(a)	6/20/2018	1,800	3.05%	SLM Corp., 5.125%. 06/27/12	629,519
Deutsche Bank AG(a)	6/20/2018	2,200	1.15%	Spectra Energy Capital LLC, 6.25%, 02/15/13	36,106
Morgan Stanely Capital Services, Inc.(a)	6/20/2018	2,800	0.97%	Simon Property Group L.P., 5.25%, 12/01/16	124,697
Merrill Lynch Capital Services(a)	6/20/2018	2,800	1.45%	Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 05/15/18	264,688
Citibank, NA(a)	3/25/2035	523	3.00%	Centex Home Equity, Ser. 2005-B, Class B, 6.215%, 03/25/35	277,002
Citibank, NA(a)	1/25/2035	506	3.00%	Morgan Stanley ABS Capital I, Ser. 2005-HE2, Class B3, 6.765%, 01/25/35	288,286
Barclays Bank PLC(a)	9/25/2035	1,000	3.35%	Accredited Mortgage Loan Trust, Ser. 2005-3, Class M9, 7.02%, 09/25/35	985,910
Merrill Lynch Capital Services(a)	3/25/2036	1,000	3.72%	AmeriQuest Mortgage Securities, Inc., Ser. 2006-R1, Class M9, 7.82%, 03/25/36	937,896

					5,244,754

Sell Protection:
Merrill Lynch Capital Services(b)	3/25/2036	1,000	9.00%	Ameriquest Mortgage Securities, Inc., Ser. 2006-R1, Class M9 7.82%, 03/25/36	(925,859)

					$4,318,895

(a)	The Portfolio pays the fixed rate and receives from the counterparty par in the event that the reference entity defaults.
(b)	The Portfolio receives the fixed rate and pays the counterparty par in the event that the reference entity defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,478,078,168	$(2,246,897)
Level 2 - Other Significant Observable Inputs-Long	1,058,384,941	2,729,169
Level 2 - Other Significant Observable Inputs-Short	(9,928,120)
Level 3 - Significant Unobservable Inputs	—	1,563,235

Total	$3,526,534,989	$2,045,507

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

		Other Financial Instruments
Balance as of 12/31/07		$1,651,223
Realized gain (loss)		— *
Change in unrealized appreciation (depreciation)		1,007,974
Net purchases (sales)		—
Transfers in and/or out of Level 3		(1,095,962)

Balance as of 9/30/08		$1,563,235

*	The realized gain earned during the period for other financial instruments was $80,777.

GLOBAL PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 93.1%
COMMON STOCKS 93.0%
Australia 1.9%
AWB Ltd.	271,500	$606,479
BlueScope Steel Ltd.	218,400	1,287,165
Centennial Coal Co., Ltd.	220,700	653,258
CSR Ltd.	173,200	347,042
Foster’s Brewing Group Ltd.	212,900	951,195
Macquarie Bank Ltd.	11,200	344,864
National Australian Bank Ltd.	74,700	1,507,631
OZ Minerals Ltd.	268,220	340,341
Pacific Brands Ltd.	460,600	720,016
Qantas Airways Ltd.	520,100	1,325,936
TABCORP Holdings Ltd.	90,900	597,185
Woolworths Ltd.	91,398	2,013,318
WorleyParsons Ltd.	89,392	2,211,062

		12,905,492

Austria 0.1%
Raiffeisen International Bank Holding AG	971	70,131
Voestalpine AG	9,500	296,859

		366,990

Belgium 0.1%
AGFA-Gevaert NV	62,200	395,153
Fortis	37,600	232,292

		627,445

Bermuda 1.3%
Covidien Ltd.	48,900	2,628,864
Credicorp Ltd.	16,700	1,039,575
Tyco Electronics Ltd.	84,800	2,345,568
Tyco International Ltd.	58,800	2,059,176
XL Capital Ltd.	27,600	495,144

		8,568,327

Brazil 0.8%
BM&F BOVESPA SA	216,712	954,357
LLX Logistica SA(a)	42,300	40,013
MMX Mineracao e Metalicos SA(a)	44,100	208,113
Petroleo Brasileiro SA, ADR	82,881	3,642,620
Weg SA	77,200	575,278

		5,420,381

Canada 2.4%
Canadian National Railway Co.	38,100	1,822,323
Encana Corp	54,790	3,498,735
Potash Corp. of Saskatchewan(b)	35,756	4,720,150
Rogers Communications, Inc. (Class B Stock)	96,900	3,143,047
Shoppers Drug Mart Corp.	64,900	3,131,421

		16,315,676

Chile
Cencosud SA, ADR, 144A	8,621	304,284

China 1.4%
China Merchants Bank Co., Ltd.	624,000	1,506,895
China Oilfield Services Ltd.	1,060,000	982,100
Industrial & Commercial Bank of China (Class H Stock)	9,354,000	5,653,514
Mindray Medical International Ltd., ADR	32,593	1,099,362

		9,241,871

Denmark 1.2%
Danske Bank A/S	25,800	621,200
FLSmidth & Co A/S	13,775	699,469
H Lundbeck A/S	72,700	1,382,191
Novo Nordisk SA	77,550	4,020,369
Vestas Wind Systems A/S	18,951	1,654,136

		8,377,365

Egypt 0.2%
Egyptian Financial Group - Hermes Holding Co.	231,028	1,417,550

Finland 0.2%
Pohjola Bank PLC	30,700	447,400
Rautaruukki Oyj	22,300	445,667
Tietoenator Oyj	56,200	827,240

		1,720,307

France 4.4%
Arkema	530	19,566
AXA SA	56,398	1,846,148
BNP Paribas	19,800	1,890,054
Ciments Francais SA	5,200	542,578
Compagnie Generale des Etablissements Michelin (Class B Stock)	8,400	544,087
Credit Agricole SA	29,400	566,238
Eurazeo	14,459	1,222,300
France Telecom SA	48,300	1,354,793
Iliad SA	14,996	1,249,455
Natixis	57,000	190,876
Peugeot SA	21,000	790,358
Rallye SA	13,400	392,846
Renault SA	9,500	605,427
Safran SA	54,600	955,532
Sanofi-Aventis SA	43,600	2,866,498
Societe Generale	5,300	476,096
Thales SA	13,700	691,364
Thomson SA	80,000	285,910

Total SA	21,000	1,275,745
Total SA, ADR	72,600	4,405,368
Valeo SA	17,600	532,606
Veolia Environnement	79,310	3,262,896
Vivendi	133,000	4,169,634

		30,136,375

Germany 2.9%
BASF AG	51,800	2,500,369
Beiersdorf AG	51,800	3,287,970
Daimler AG	19,500	984,640
Deutsche Bank AG	11,600	842,308
Deutsche Lufthansa AG	51,700	1,017,970
E.ON AG	64,400	3,270,841
Hannover Rueckversicherung AG	16,300	586,803
Heidelberger Druckmaschinen AG	34,900	560,198
MTU Aero Engines Holding AG	28,100	770,436
Muenchener Rueckversicherungs AG	13,400	2,027,786
Norddeutsche Affinerie AG	6,800	290,392
Q-Cells AG(a)	20,900	1,776,756
ThyssenKrupp AG	55,200	1,684,111

		19,600,580

Greece 0.5%
Alpha Bank A.E.	19,800	431,068
Coca Cola Hellenic Bottling Co. SA	38,975	850,671
National Bank of Greece SA, ADR	222,042	1,831,847

		3,113,586

Hong Kong 0.9%
Chaoda Modern Agriculture (Holdings) Ltd.	720,645	608,646
China Mobile Ltd.	195,500	1,958,456
Citic Pacific Ltd.	204,000	596,319
Esprit Holdings Ltd.	176,300	1,092,808
HongKong Electric Holdings	115,500	725,452
Noble Group Ltd.	887,000	844,108

		5,825,789

India 0.3%
Infosys Technologies Ltd., ADR(b)	62,839	2,093,167

Indonesia 0.2%
Bank Rakyat Indonesia	1,833,500	1,035,917

Ireland 0.2%
Allied Irish Banks PLC	42,100	346,082
Bank of Ireland	83,300	464,391
Irish Life & Permanent PLC	51,300	360,092

		1,170,565

Israel 0.4%
Teva Pharmaceutical Industries Ltd., ADR(b)	59,200	2,710,768

Italy 1.5%
ENI SpA	89,300	2,366,985
Finmeccanica SpA	20,900	453,060
Fondiaria-Sai SpA	19,900	469,715
Indesit Co. SpA	51,100	542,945
Intesa Sanpaolo SpA	166,300	914,578
Saipem SpA	142,400	4,260,746
Telecom Italia SpA	394,700	587,421
Unione di Banche Italiane SCPA	33,200	727,302

		10,322,752

Japan 7.0%
Aeon Mall Co. Ltd.	53,900	1,606,454
Alpine Electronics, Inc.	41,600	399,336
Alps Electric Co. Ltd.	49,700	389,049
Asahi Kasei Corp.	226,100	951,296
Astellas Pharma, Inc.	31,000	1,302,596
Circle K Sunkus Co. Ltd.	75,500	1,251,522
Denki Kagaku Kogyo K K	224,900	591,667
Fuji Heavy Industries Ltd.	129,000	653,432
Hitachi Information Systems Ltd.	28,300	541,001
Honda Motor Co. Ltd.	82,800	2,511,553
Jupiter Telecommunications Co. Ltd.	2,265	1,630,830
KK daVinci Holdings(a)	633	147,015
Komatsu Ltd.	181,900	2,977,977
Kurabo Industries Ltd.	173,100	304,081
Kyowa Exeo Corp.	86,000	781,794
Marubeni Corp.	196,700	891,639
Mitsubishi Corp.	183,500	3,827,838
Mitsui & Co. Ltd.	66,000	819,345
Mitsui Chemicals, Inc.	148,000	652,467
Nifco, Inc.	33,400	586,892
Nintendo Co. Ltd.	12,300	5,217,338
Nippon Electric Glass Co. Ltd.	82,000	742,793
Nippon Light Metal Co. Ltd.	457,000	536,521
Nippon Oil Corp.	185,600	934,624
Nippon Shokubai Co. Ltd.	132,000	846,199
Nippon Telegraph and Telephone Corp.	500	2,231,723
Nissan Motor Co. Ltd.	317,000	2,143,485
NTT DoCoMo, Inc.	1,600	2,561,116
Omron Corp.	27,600	428,416
Panasonic Corp.	74,000	1,275,724
Ricoh Co. Ltd.	95,600	1,344,228
Sanwa Holdings Corp.	281,000	1,061,329
Sumitomo Corp.	115,400	1,075,972
Suruga Bank Ltd.	194,000	2,258,121
Toyota Motor Corp.	29,500	1,261,199
Yokohama Rubber Co. Ltd. (The)	174,300	946,947

		47,683,519

Luxembourg 0.3%
Millicon International Celluar SA(b)	30,600	2,101,302

Malaysia 0.1%
Kuala Lumpur Kepong BHd	273,500	767,466

Mexico 0.7%
America Movil SAB de CV, Ser. L, ADR(b)	72,598	3,365,643
Wal-Mart de Mexico SAB de CV, Ser. V	440,900	1,544,047

		4,909,690

Netherlands 1.4%
Aegon NV	56,800	502,526
CSM	31,300	796,617
Heineken NV, ADR	103,682	2,064,039
ING Groep NV	80,400	1,723,594
Koninklijke DSM NV	24,600	1,163,568
OCE NV	53,300	380,636
Qiagen NV(a)	48,700	959,601
Royal Dutch Shell PLC, ADR	32,150	1,897,172

		9,487,753

New Zealand 0.1%
Air New Zealand Ltd.	737,900	476,329
Fisher & Paykel Appliances Holdings Ltd.	319,700	347,455

		823,784

Norway 0.4%
DnB NOR ASA	120,700	936,366
Norsk Hydro ASA	54,500	368,705
StatoiHydro ASA	45,100	1,071,726

		2,376,797

Russia
PIK Group, GDR, 144A(a)	13,796	75,188

Singapore 0.5%
CapitaLand Ltd.	65,000	141,686
MobileOne Ltd.	390,330	500,764
Neptune Orient Lines Ltd.	313,800	400,200
Singapore Airlines Ltd.	134,266	1,348,822
Wilmar International Ltd.	822,400	1,458,443

		3,849,915

South Africa 0.5%
MTN Group Ltd.	154,420	2,178,942
Naspers Ltd.	63,200	1,248,285

		3,427,227

Spain 2.0%
Banco Bilbao Vizcaya Argentaria SA	94,800	1,532,981
Banco Santander SA	500,100	7,498,640
Iberdrola Renovables SA(a)	423,800	1,851,787
Repsol YPF SA	55,000	1,629,971
Telefonica SA	34,700	825,080

		13,338,459

Sweden 0.3%
Electrolux AB, Ser. B	83,600	978,029
Nordea Bank AB	45,600	544,416
Volvo AB (Class B Stock)	44,800	404,749

		1,927,194

Switzerland 4.6%
ABB Ltd.	295,326	5,722,953
Actelion Ltd.(a)	27,200	1,401,576
Atel Holding AG	3,129	1,601,220
Baloise Holding AG	12,100	826,125
Ciba Holding AG	11,600	496,495
Clariant AG	67,384	656,202
Credit Suisse Group AG	26,700	1,246,943
Georg Fischer AG	2,000	719,285
Julius Baer Holding AG	19,691	979,242
Lonza Group AG	5,975	749,691
Nestle SA	115,276	4,981,944
Rieter Holding AG	2,200	669,472
Roche Holdings AG	7,000	1,095,793
SGS SA	1,487	1,750,062
Swiss Reinsurance	25,500	1,415,389
Swisscom AG	6,200	1,847,704
Synthes, Inc.	15,200	2,102,803
Verwalt & Privat-Bank AG	2,578	415,895
Zurich Financial Services AG	8,300	2,298,440

		30,977,234

United Arab Emirates 0.2%
DP World Ltd.	1,488,635	1,056,931

United Kingdom 10.0%
Alliance & Leicester PLC	76,000	370,531
Amec PLC	135,100	1,549,642
AstraZeneca PLC	71,500	3,128,788
Autonomy Corp. PLC(a)	59,200	1,099,174
Aviva PLC	118,200	1,028,125
BAE Systems PLC	371,620	2,739,543
Barclays PLC	158,700	942,901
Beazley Group PLC	289,000	616,556
BG Group PLC	277,600	5,034,543
BP PLC	472,900	3,938,430
Brit Insurance Holdings PLC	227,200	742,898
BT Group PLC	602,100	1,745,510
Capita Group PLC	229,583	2,857,297
Centrica PLC	88,100	495,715
Davis Service Group PLC	24,300	117,342
Drax Group PLC	52,400	705,539
DS Smith PLC	230,900	447,783
GKN PLC	302,000	1,072,643
GlaxoSmithKline PLC	55,000	1,191,442
HBOS PLC	173,600	393,858

IMI PLC	80,300	541,802
Legal & General Group PLC	498,500	899,654
Lloyds TSB Group PLC	121,900	489,828
Man Group PLC	259,263	1,584,316
Marston’s PLC	124,100	350,621
Northern Foods PLC	211,500	243,117
Old Mutual PLC	319,100	446,648
Petrofac Ltd.	114,700	1,198,490
Reckitt Benckiser Group PLC	114,200	5,536,946
Rolls-Royce Group PLC	579,486	3,508,750
Rotork PLC	47,000	785,246
Royal Bank of Scotland Group PLC	263,527	850,112
Royal Dutch Shell PLC (Class B Stock)	147,900	4,154,909
RSA Insurance Group PLC	300,200	802,622
Spectris PLC	6,700	80,125
Standard Chartered PLC	154,700	3,806,460
Tate & Lyle PLC	71,300	489,828
Tomkins PLC	113,100	315,784
Tullow Oil PLC	170,208	2,176,152
Vedanta Resources PLC	80,500	1,687,302
Vodafone Group PLC	2,802,750	6,189,648
Xstrata PLC	49,982	1,557,661

		67,914,281

United States 44.0%
3M Co.	27,450	1,875,110
Air Products & Chemicals, Inc.	25,309	1,733,413
Alcoa, Inc.	34,100	769,978
Altria Group, Inc.	16,400	325,376
American Express Co.	36,400	1,289,652
Ameriprise Financial, Inc.	61,800	2,360,760
Amgen, Inc.(a)	30,950	1,834,407
Anheuser-Busch Cos., Inc.(b)	38,150	2,475,172
Apple, Inc.(a)	52,311	5,945,668
AT&T, Inc.	111,900	3,124,248
Avon Products, Inc.(b)	32,050	1,332,319
Baker Hughes, Inc.	55,000	3,329,700
Bank of America Corp.(b)	328,861	11,510,135
Bank of New York Mellon Corp. (The)	57,100	1,860,318
Boston Scientific Corp.(a)	64,100	786,507
Cablevision Systems Corp. (Class A Stock)(b)	63,700	1,602,692
Cameron International Corp.(a)(b)	36,031	1,388,635
Chevron Corp.	61,800	5,097,264
Citigroup, Inc.	174,600	3,581,046
Coca-Cola Co. (The)	32,600	1,723,888
Comcast Corp. (Class A Stock)	53,200	1,044,316
Costco Wholesale Corp.(b)	59,306	3,850,739
CSX Corp.	20,079	1,095,711
CVS Caremark Corp.	146,834	4,942,432
Dell, Inc.(a)(b)	136,300	2,246,224
E.I. du Pont de Nemours & Co.	48,200	1,942,460
Entergy Corp.	23,300	2,073,933
Exxon Mobil Corp.	66,800	5,187,688
Fifth Third Bancorp	57,400	683,060
FMC Technologies, Inc.(a)	7,036	327,526
Fortune Brands, Inc.(b)	33,100	1,898,616

Genentech, Inc.(a)	107,686	9,549,594
General Dynamics Corp.	85,774	6,314,682
General Electric Co.	191,400	4,880,700
General Motors Corp.(b)	38,100	360,045
Goldman Sachs Group, Inc. (The)	54,231	6,941,568
H&R Block, Inc.	100,400	2,284,100
Hartford Financial Services Group, Inc.(b)	18,650	764,464
Hess Corp.	24,526	2,013,094
Home Depot, Inc. (The)(b)	156,100	4,041,429
Illinois Tool Works, Inc.	61,300	2,724,785
Intel Corp.	79,200	1,483,416
International Business Machines Corp.(b)	22,425	2,622,828
International Paper Co.(b)	91,600	2,398,088
Johnson & Johnson	48,150	3,335,832
JPMorgan Chase & Co.	206,982	9,666,059
Kraft Foods, Inc. (Class A Stock)	39,100	1,280,525
Las Vegas Sands Corp.(a)(b)	60,236	2,175,122
Liberty Media Corp. – Entertainment, Ser. A(a)	56,400	1,408,308
Liberty Media Corp. – Capital, Ser. A(a)	15,600	208,728
Liberty Media Corp. – Interactive, Ser. A(a)(b)	76,200	983,742
Lockheed Martin Corp.(b)	80,170	8,792,244
Lowe’s Cos., Inc.	201,797	4,780,571
Marsh & McLennan Cos., Inc.(b)	117,800	3,741,328
Mastercard, Inc. (Class A Stock)(b)	33,529	5,945,698
McDonald’s Corp.	194,670	12,011,139
Merck & Co., Inc.	80,700	2,546,892
Merrill Lynch & Co., Inc.(b)	45,100	1,141,030
Microsoft Corp.	154,600	4,126,274
Monsanto Co.	70,785	7,006,299
Morgan Stanley	67,626	1,555,398
Murphy Oil Corp.(b)	41,950	2,690,673
New York Times Co. (The) (Class A Stock)(b)	59,200	845,968
Newell Rubbermaid, Inc.(b)	117,400	2,026,324
Nike, Inc.	35,871	2,399,770
NiSource, Inc.	66,900	987,444
Norfolk Southern Corp.	64,458	4,267,764
Pfizer, Inc.	134,500	2,480,180
Philip Morris International, Inc.	16,400	788,840
Pinnacle West Capital Corp.	37,600	1,293,816
Praxair, Inc.	91,780	6,584,297
Precision Castparts Corp.	11,228	884,542
QUALCOMM, Inc.	98,266	4,222,490
Qwest Communications International, Inc.(b)	139,500	450,585
Raytheon Co.	26,750	1,431,393
Schering-Plough Corp.	67,500	1,246,725
Schlumberger Ltd.	38,817	3,031,220
Southwest Airlines Co.(b)	176,200	2,556,662
Spectra Energy Corp.	69,000	1,642,200
Sprint Nextel Corp.	302,300	1,844,030
St. Joe Co. (The)(b)	38,600	1,508,874
State Street Corp.	35,500	2,019,240
Sunoco, Inc.	30,700	1,092,306
Target Corp.	38,488	1,887,836
Time Warner, Inc.(b)	275,900	3,617,049
Transocean, Inc.(a)(b)	31,681	3,479,841
U.S. Bancorp	172,355	6,208,227
Union Pacific Corp.	160,420	11,415,487

Verizon Communications, Inc.	42,000	1,347,780
Viacom, Inc. (Class B Stock)(a)	21,600	536,544
Visa, Inc. (Class A Stock)	58,262	3,576,704
Wal-Mart Stores, Inc.	46,600	2,790,874
Waste Management, Inc.	56,500	1,779,185
Wells Fargo & Co.	180,568	6,776,717
Wyeth	61,800	2,282,892
Wynn Resorts Ltd.(a)(b)	67,271	5,492,004
Yum! Brands, Inc.(b)	132,140	4,309,085

		298,118,543

TOTAL COMMON STOCKS (cost $681,689,447)		630,110,470

PREFERRED STOCK 0.1%
United States
Merrill Lynch Restricted Convertible Preferred Stock	28,897	694,539

(Private Placement)
(cost $800,000; purchased 7/29/08)

TOTAL LONG-TERM INVESTMENTS (cost $682,489,447)		630,805,009

SHORT-TERM INVESTMENTS 18.1%
Affiliated Money Market Mutual Fund 18.0%
Dryden Core Investment Fund - Taxable Money Market Series (cost $122,181,127; includes $86,374,709 of cash collateral received for securities on loan)(c)(d)	122,181,127	122,181,127

	Par
U.S. Government Obligation 0.1%
US Treasury Bill 12/26/2008	500,000	499,206

1.33%(e), 12/26/2008
(cost $498,433)
TOTAL SHORT-TERM INVESTMENTS (cost $122,679,560)		122,680,333

TOTAL INVESTMENTS 111.2% (cost $805,169,007)		753,485,342
LIABILITIES IN EXCESS OF OTHER ASSETS (11.2%)		(75,755,375)

NET ASSETS 100.0%		$677,729,967

The following abbreviations are used in portfolio descriptions:

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
144A —	Security was purchased pursuant to rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $86,934,374; cash collateral of $86,374,709 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(c)	Represents security, or a portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	As of September 30, 2008, 206 securities valued at $272,767,486 and representing 40.2% of the net assets were fair valued in accordance with policies adopted by the Board of Trustees. Of this amount, $694,539 was valued using Significant Unobservable Inputs (Level 3, as defined below.)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$475,153,171	—
Level 2 - Other Significant Observable Inputs	277,637,632	—
Level 3 - Significant Unobservable Inputs	694,539	—

Total	$753,485,342	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	$(105,461)
Net purchases (sales)	800,000
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$694,539

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2008 were as follows:

Affiliated Money Market Mutual Fund (including 12.7% of collateral received for securities on loan)	18.0
Oil, Gas & Consumable Fuels	8.0
Commercial Banks	7.2
Chemicals	4.5
Pharmaceuticals	4.4
Diversified Financial Services	4.3
Hotels, Restaurants & Leisure	3.6
Aerospace & Defense	3.5
Wireless Telecommunication Services	3.5
Capital Markets	3.4
Energy Equipment & Services	3.2
Food & Staples Retailing	3.1
Insurance	2.9
Road & Rail	2.7
Media	2.4
Diversified Telecommunication	2.2
Industrial Conglomerates	2.0
Household Durables	2.0
Biotechnology	1.9
IT Services	1.9
Computers & Peripherals	1.6
Food Products	1.6
Software	1.5
Specialty Retail	1.5
Automobiles	1.4
Metals & Mining	1.4
Electric Utilities	1.3
Electrical Equipment	1.3
Machinery	1.2
Beverages	1.2
Electronic Equipment & Instruments	1.1
Trading Companies & Distributors	1.1
Airlines	1.0
Health Care Equipment & Supplies	1.0
Multi-Utilities	0.7
Professional Services	0.7
Personal Products	0.7
Auto Components	0.6
Communications Equipment	0.6
Real Estate Management & Development	0.5
Independent Power Producers & Energy Traders	0.4
Textiles, Apparel & Luxury Goods	0.4
Paper & Forest Products	0.3
Commercial Services & Supplies	0.3
Diversified Consumer Services	0.3
Multiline Retail	0.3
Office Electronics	0.3
Building Products	0.2
Construction & Engineering	0.2
Consumer Finance	0.2
Life Sciences, Tools & Services	0.2
Semiconductors & Semiconductor Equipment	0.2
Tobacco	0.2
Transportation Infrastructure	0.2
Internet & Catalog Retail	0.2
Distributors	0.1
Construction Materials	0.1
Containers & Packaging	0.1
Health Care Technology	0.1
Marine	0.1
U.S. Government Obligation	0.1

111.2
Liabilities in excess of other assets	(11.2)

100.0%

GOVERNMENT INCOME PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS 92.9%
Asset Backed Securities 2.6%
Citibank Credit Card Issuance Trust,
Series 2007-A8, Class A8	5.65%	09/20/19	$1,500	$1,382,882
Small Business Administration Participation Certificates,
Series 1996-20J, Class 1	7.20	10/01/16	2,678	2,758,751
Series 1997-20A, Class 1	7.15	01/01/17	2,361	2,433,277
Series 1997-20G, Class 1	6.85	07/01/17	837	852,793
Series 1998-20I, Class 1	6.00	09/01/18	1,894	1,924,076

				9,351,779

Collateralized Mortgage Obligations 6.1%
Federal Home Loan Mortgage Corp.,
Series 2496, Class PM	5.50	09/15/17	2,819	2,827,367
Series 2501, Class MC	5.50	09/15/17	1,533	1,559,571
Series 2513, Class HC	5.00	10/15/17	2,339	2,305,766
Series 2518, Class PV	5.50	06/15/19	1,920	1,916,071
Federal National Mortgage Association,
Series 2002-18, Class PC	5.50	04/25/17	5,000	5,100,328
Series 2002-57, Class ND	5.50	09/25/17	1,741	1,769,320
Series 2002-94, Class HQ	4.50	01/25/18	6,419	6,219,127
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-E, Class A1(a)	3.517	10/25/28	128	115,102
Structured Adjustable Rate Mortgage Loan,
Series 2004-1, Class 4A-3(a)	4.17	02/25/34	468	422,592

				22,235,244

Commercial Mortgage Backed Securities 6.4%
Bear Stearns Commercial Mortgage Securities, Inc.,
Series 2004-T16, Class A5	4.60	02/13/46	4,200	3,884,735
Series 2006-PW11, Class A4(a)	5.623	03/11/39	860	772,995
Series 2006-T22, Class A4(a)	5.63	04/12/38	2,700	2,439,632
Commercial Mortgage Load Trust,
Series 2008-LS1, Class A2(a)	6.22	12/10/49	1,230	1,166,004
CW Capital Cobalt Ltd.,
Series 2007-C3, Class A3(a)	6.015	05/15/46	1,300	1,167,276
GS Mortgage Securities Corp. II,
Series 2003-C1, Class A3(a)	4.608	01/10/40	6,800	6,297,948
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class ASB(a)	5.841	05/12/39	1,500	1,394,885
Morgan Stanley Capital I,
Series 2005-IQ9, Class AAB	4.51	07/15/56	2,500	2,348,488
Series 2005-T19, Class AAB	4.852	06/12/47	1,375	1,278,764
Series 2006-IQ11, Class A4(a)	5.943	10/15/42	2,800	2,539,327

				23,290,054

Corporate Bonds 0.4%
DEPFA ACS Bank, 144A(b)	5.125	03/16/37		1,520	1,440,960

Foreign Government Bonds 0.7%
Hungary Government Bonds	7.25	06/12/12	HUF	160,000	867,294
Hungary Government Bonds	8.00	02/12/15	HUF	99,300	557,340
Poland Government Bond, Series 1015	6.25	10/24/15	PLN	2,420	1,021,676

					2,446,310

Mortgage Backed Securities 57.1%
Federal Home Loan Mortgage Corp.(a)	3.533	05/01/34		1,465	1,477,011
Federal Home Loan Mortgage Corp.	5.00	06/01/33-05/01/34		9,360	9,141,983
Federal Home Loan Mortgage Corp.	6.00	09/01/34		609	617,959
Federal Home Loan Mortgage Corp.	6.50	02/01/09-09/01/32		573	593,021
Federal Home Loan Mortgage Corp.	7.00	08/01/11-10/01/32		300	311,841
Federal Home Loan Mortgage Corp.	5.50	TBA 30 YR		5,000	4,991,797
Federal Home Loan Mortgage Corp.	5.50	TBA 30 YR		8,500	8,438,902
Federal Home Loan Mortgage Corp.	6.00	TBA 30 YR		10,000	10,103,119
Federal National Mortgage Association(a)	3.612	07/01/33		3,748	3,741,988
Federal National Mortgage Association(a)	3.812	04/01/34		550	546,825
Federal National Mortgage Association(a)	4.056	08/01/33		2,507	2,513,060
Federal National Mortgage Association(a)	4.396	04/01/34		1,347	1,351,641
Federal National Mortgage Association(a)	4.445	06/01/34		1,137	1,131,893
Federal National Mortgage Association	5.00	07/01/18-05/01/36		11,695	11,612,366
Federal National Mortgage Association	5.50	01/01/17-05/01/37		38,396	38,368,877
Federal National Mortgage Association	6.00	11/01/14-05/01/36		13,410	13,615,269
Federal National Mortgage Association(a)	6.276	03/01/11		1,133	1,161,799
Federal National Mortgage Association	6.50	11/01/09-10/01/37		6,291	6,483,398
Federal National Mortgage Association	7.00	02/01/12-01/01/36		1,434	1,500,883
Federal National Mortgage Association	7.50	11/01/09-10/01/12		111	115,890
Federal National Mortgage Association	8.00	03/01/22-02/01/26		33	36,584
Federal National Mortgage Association	9.00	02/01/25-04/01/25		194	214,240
Federal National Mortgage Association	5.00	TBA 15 YR		13,000	12,882,193
Federal National Mortgage Association	6.00	TBA 30 YR		17,400	17,590,320
Government National Mortgage Association	5.00	07/15/33-04/15/34		3,604	3,543,381
Government National Mortgage Association	5.50	03/15/34-03/15/36		3,689	3,700,786
Government National Mortgage Association	6.50	07/15/32-08/15/32		733	753,760
Government National Mortgage Association	7.00	03/15/23-08/15/28		1,663	1,757,616
Government National Mortgage Association	7.50	12/15/25-02/15/26		340	367,436
Government National Mortgage Association	8.50	09/15/24-04/15/25		463	512,067
Government National Mortgage Association	5.50	TBA 30 YR		8,000	7,989,999
Government National Mortgage Association	6.00	TBA 30 YR		39,000	39,487,499

					206,655,403

Municipal Bonds 0.5%
Connecticut St. Hlth. & Ed. Facs. Auth. Rev., Yale Univ.	5.05	07/01/42		1,800	1,734,948

U.S. Government Agency Obligations 13.5%
Federal Farm Credit Bank	3.875	10/07/13		3,855	3,794,511
Federal Farm Credit Bank	4.875	01/17/17		980	985,659

Federal Farm Credit Bank	5.125	08/25/16	2,060	2,136,253
Federal Home Loan Bank(c)	5.00	11/17/17	1,285	1,295,110
Federal Home Loan Banks(c)	3.625	09/16/11	4,505	4,505,842
Federal Home Loan Banks(c)	5.625	06/11/21	2,015	2,135,876
Federal Home Loan Mortgage Corp.	4.875	11/15/13-06/13/18	18,945	19,537,631
Federal Home Loan Mortgage Corp.	5.35	11/14/11	1,210	1,212,876
Federal National Mortgage Association(c)	2.75	04/11/11	2,145	2,118,717
Federal National Mortgage Association	4.875	05/18/12	6,805	7,067,809
FICO Strip Principal	5.15	05/11/18	4,000	2,601,732
Tennessee Valley Authority	4.50	04/01/18	805	787,057
Tennessee Valley Authority	5.50	06/15/38	465	489,729

				48,668,802

U.S. Government Securities 5.6%
United States Treasury Inflation Index(c)	0.63	04/15/13	7,799	7,359,879
United States Treasury Inflation Index	1.875	07/15/13	1,922	1,916,505
United States Treasury Bonds(c)	4.375	02/15/38	455	460,794
United States Treasury Bonds	4.75	02/15/37	355	379,739
United States Treasury Bonds	6.00	02/15/26	490	581,415
United States Treasury Bonds(c)	6.25	08/15/23	1,955	2,347,374
United States Treasury Bonds	8.75	08/15/20	505	716,824
United States Treasury Notes	7.875	02/15/21	585	786,414
United States Treasury Strips(b)(d)	4.75	05/15/21	6,880	3,872,718
United States Treasury Strips(c)(d)	6.86	05/15/20	3,220	1,907,538

				20,329,200

TOTAL LONG-TERM INVESTMENTS (cost $338,078,949)				336,152,700

SHORT-TERM INVESTMENTS 47.1%
U.S. Government Treasury Security 4.8%
United States Treasury Bill(c)(d) (cost $17,201,354)	1.678%	01/08/09	17,280	17,231,858

			Shares
Affiliated Mutual Funds 42.3%
Dryden Core Investment Fund - Short-Term Bond Series (cost $52,239,961)(g)			5,270,046	44,742,695
Dryden Core Investment Fund - Taxable Money Market Series (cost $108,454,723; includes $40,373,750 of cash collateral received for securities on loan)(f)(g)			108,454,723	108,454,723

TOTAL AFFILIATED MUTUAL FUNDS (cost $160,694,684)				153,197,418

			Contracts
OUTSTANDING OPTIONS PURCHASED
Put Options
Euro, expiring 03/17/09 @ 124.50 (cost $49,981)			347,600	5

TOTAL SHORT-TERM INVESTMENTS (cost $177,946,019)				170,429,281

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $516,024,968)				506,581,981

			Principal Amount (000)#
SECURITIES SOLD SHORT (5.5%)
Mortgage Backed Securities
Federal National Mortgage Association	5.00%	TBA 15 YR	(4,000)	(3,971,248)
Federal National Mortgage Association	5.00	TBA 30 YR	(2,500)	(2,435,938)
Federal National Mortgage Association	5.50	TBA 30 YR	(13,500)	(13,436,712)

TOTAL SECURITES SOLD SHORT (proceeds<$19,946,172>)				(19,843,898)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT 134.5% (cost $496,078,796)				486,738,083
LIABILITIES IN EXCESS OF OTHER ASSETS(h) (34.5%)				(124,980,927)

TOTAL NET ASSETS 100.0%				$361,757,156

The following abbreviations are used in portfolio descriptions:

FICO — Financing Corporation

HUF — Hungarian Forint

PLN — Polish Zloty

TBA — To be announced

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2008.
(b)	Security segregated as collateral for futures contracts.
(c)	All or portion of security is on loan. The aggregate market value of such securities is $37,576,503; cash collateral of $40,373,750 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(d)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(g)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund — Taxable Money Market Series and the Dryden Core Investment Fund — Short-Term Bond Series.

(h)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on financial futures contracts, forward foreign currency contracts and interest rate swap agreements as follows:

Open future contracts outstanding at September 30, 2008:

Number of Contracts	Type	Expiration Date	Value at September 30, 2008	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
6	Australian 10 Yr. Bond	Dec. 08	$448,594	$447,847	$747
26	Euro Schatz	Dec. 08	3,820,590	3,792,785	27,805
5	Euro Bund	Dec. 08	809,975	811,162	(1,187)
2	Long-Term U.K. Gilt	Dec. 08	398,770	397,744	1,026
15	U.S. Treasury 2 Yr. Notes	Dec. 08	3,201,563	3,186,122	15,441
266	U.S. Treasury 10 Yr. Notes	Dec. 08	30,490,250	30,498,735	(8,485)
24	U.S. 30 Yr. Bond	Dec. 08	2,812,125	2,820,460	(8,335)

					27,012

Short Positions:
7	U.S. Treasury 5 Yr. Notes	Dec. 08	785,641	786,234	593

					$27,605

Open forward foreign currency exchange contracts outstanding at September 30, 2008:

Purchase Contracts:		Notional Amount	Payable at Statement Date	Value at September 30, 2008	Unrealized Appreciation (Depreciation)
Euro expiring 10/27/08	EUR	$296,408	$434,726	$418,480	$(16,246)
Pound Sterling expiring 10/27/08	GBP	38,370	71,002	68,367	(2,635)
Iceland Krona expiring 10/20/08	ISK	14,012,070	151,400	131,833	(19,567)
Iceland Krona expiring 5/29/09	ISK	5,513,175	68,700	50,754	(17,946)
Iceland Krona expiring 5/29/09	ISK	5,803,413	67,900	53,426	(14,474)

					$(70,868)

Sales Contracts:		Notional Amount	Receivable at Statement Date	Value at September 30, 2008	Unrealized Appreciation (Depreciation)
Hungarian Forint expiring 10/27/08	HUF	$245,913,486	$1,498,102	$1,425,506	$72,596
Iceland Krona expiring 10/20/08	ISK	23,154,485	249,617	217,850	31,767
Polish Zloty expiring 10/24/08	PLN	1,973,896	880,472	818,361	62,111
Polish Zloty expiring 10/24/08	PLN	102,014	45,504	42,294	3,210

					169,684

					$98,816

Interest rate swap agreements outstanding at September 30, 2008:

Counterparty (a)	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	8/15/15	$2,255	3.71198%	3 month LIBOR	$57,409
Merrill Lynch Capital Services	5/15/16	3,335	4.39706	3 month LIBOR	(36,148)
Deutsche Bank AG	5/15/16	5,760	4.49000	3 month LIBOR	(95,937)

					$(74,676)

LIBOR - London Interbank Offered Rate

(a)	Portfolio pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$153,197,418	$27,605
Level 2 - Other Significant Observable Inputs-Long	353,384,563	24,140
Level 2 - Other Significant Observable Inputs-Short	(19,843,898)	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$486,738,083	$51,745

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable input (Level 3) in determining the valuation of investments.

HIGH YIELD BOND PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Moody’s Rating*	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS 95.1%
CORPORATE BONDS 94.9%
Aerospace/Defense 2.9%
BE Aerospace, Inc., Sr. Unsec’d. Notes	Ba3	8.50%	07/01/18	$ 2,900	$ 2,813,000
DRS Technologies, Inc., Gtd. Notes	B1	6.625	02/01/16	4,600	4,646,000
DRS Technologies, Inc., Gtd. Notes	B3	6.875	11/01/13	2,000	1,980,000
DRS Technologies, Inc., Gtd. Notes(b)	B3	7.625	02/01/18	6,775	7,079,875
Esterline Technologies Corp., Sr. Notes	Ba2	6.625	03/01/17	750	712,500
Esterline Technologies Corp., Sr. Sub. Notes	B1	7.75	06/15/13	4,500	4,410,000
L-3 Communications Corp., Gtd. Notes	Ba3	7.625	06/15/12	6,800	6,698,000
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba3	6.375	10/15/15	5,200	4,784,000
L-3 Communications Corp., Sr. Unsec’d. Notes	Ba3	6.125	01/15/14	1,180	1,091,500
Moog, Inc., Sr. Sub. Notes	Ba3	6.25	01/15/15	2,000	1,850,000
Moog, Inc., Sr. Sub. Notes, 144A	Ba3	7.25	06/15/18	3,500	3,360,000
TransDigm, Inc., Gtd. Notes	B3	7.75	07/15/14	4,350	4,089,000

					43,513,875

Airlines 0.2%
AMR Corp., Notes, MTN	CCC+(g)	10.40	03/15/11	1,000	655,000
AMR Corp., Notes, MTN	CCC+(g)	10.40	03/10/11	1,000	655,000
AMR Corp., Notes, MTN	NR	10.55	03/12/21	1,425	776,625
Continental Airlines, Inc., Pass-thru Certs.,
Ser. 98-1, Class B	Ba2	6.748	03/15/17	985	787,622
Ser. 99-2, Class B	Ba2	7.566	03/15/20	448	363,120

					3,237,367

Automotive 2.1%
Ford Motor Co., Bank Loan(f)	Ba3	5.49	12/15/13	12,773	8,347,365
Ford Motor Credit Co., Notes(b)	B1	7.875	06/15/10	5,300	4,045,633
Ford Motor Credit Co., Sr. Notes	B1	9.875	08/10/11	2,250	1,552,250
Ford Motor Credit Co., Sr. Unsec’d. Notes	B1	7.25	10/25/11	8,780	5,583,141
General Motors Corp., Notes(b)	Caa2	7.20	01/15/11	7,025	4,127,188
General Motors Corp., Sr. Notes(b)	Caa2	7.125	07/15/13	1,125	517,500
Lear Corp., Sr. Notes, Ser. B	B3	8.75	12/01/16	2,175	1,511,625
TRW Automotive, Inc., Gtd. Notes, 144A(b)	Ba3	7.25	03/15/17	6,900	5,451,000
Visteon Corp., Sr. Notes	Caa2	7.00	03/10/14	2,595	1,050,975

					32,186,677

Banking 0.3%
Halyk Savings Bank of Kazakhstan, Notes (Kazakhstan), 144A	Baa3	8.125	10/07/09	1,305	1,213,650
HSBK Europe BV, Gtd. Notes (Netherlands), 144A	Baa3	7.25	05/03/17	3,500	2,100,000
Kazkommerts International BV, Gtd. Notes (Netherlands), 144A	Ba1	7.00	11/03/09	1,685	1,364,850

					4,678,500

Brokerage 0.4%
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.70	09/01/12	1,600	1,378,234
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	6.875	01/15/11	5,600	5,353,135

					6,731,369

Building Materials & Construction 0.9%
D.R. Horton, Inc., Gtd. Notes	Ba2	8.00	02/01/09	6,350	6,246,813
KB Home, Notes	Ba2	6.375	08/15/11	700	633,500
Nortek, Inc., Sr. Sub. Notes(b)	Caa1	8.50	09/01/14	4,850	2,764,500
Toll Corp., Sr. Sub. Notes	Ba2	8.25	02/01/11	3,800	3,667,000

					13,311,813

Cable 4.3%

AT&T Broadband LLC, Gtd. Notes	Baa2	8.375	03/15/13	100(i)	105
CCH I LLC, Gtd. Notes	Caa3	11.125	01/15/14	1,515	526,463
CCH I LLC, Gtd. Notes	Caa3	13.50	01/15/14	50	21,000
CCH I LLC, Gtd. Notes(b)	Caa3	10.00	05/15/14	2,517	931,290
CCH I LLC, Gtd. Notes(b)	Caa3	11.75	05/15/14	3,150	1,212,750
CCH I/CCH I CP, Gtd. Notes	NR	11.00	10/01/15	3,265	2,122,250
CCH I/ CCH I CP, Sec’d. Notes(b)	Caa3	11.00	10/01/15	1,428	942,480
CCH II LLC / CCH II Capital Corp., Gtd. Notes, 144A(b)	Caa2	10.25	10/01/13	2,100	1,743,000
CCH II/ CCH II CP, Gtd. Notes	NR	10.25	10/01/13	1,683	1,413,720
Charter Comms Operating LLC Bk Ln B Refi., Bank Loan(f)	B1	4.80	09/06/14	8,436	6,678,700
Charter Communications Operating LLC, Sr. Notes, 144A	B3	8.375	04/30/14	1,750	1,544,375
CSC Holdings, Inc., BK Ln A1, Bank Loan(f)	Ba1	3.819	02/24/12	3,720	3,258,893
CSC Holdings, Inc., Debs.	B1	7.625	07/15/18	3,800	3,306,000
CSC Holdings, Inc., Debs.	B1	7.875	02/15/18	800	704,000
CSC Holdings, Inc., Debs., Ser. B	B1	8.125	08/15/09	5,450	5,395,500
CSC Holdings, Inc., Sr. Notes, 144a	B1	8.50	06/15/15	7,000	6,501,249
CSC Holdings, Inc., Sr. Notes, Ser. B	B1	7.625	04/01/11	4,600	4,416,000
CSC Holdings, Inc., Sr. Notes, Ser. B(b)	B1	8.125	07/15/09	2,410	2,385,900
Mediacom Broadband LLC, Sr. Notes(b)	B3	8.50	10/15/15	1,975	1,629,375
Mediacom LLC, Sr. Notes(b)	B3	9.50	01/15/13	1,925	1,722,875
Shaw Communications, Inc., Sr. Unsec’d. Notes (Canada)	Ba1	7.20	12/15/11	3,300	3,250,500
UPC Broadband Holding BV, Bank Loan(f)	Ba3	4.236	12/31/14	7,000	6,216,000
Videotron Ltee, Gtd. Notes (Canada)	Ba2	6.375	12/15/15	3,450	3,036,000
Videotron Ltee, Gtd. Notes (Canada)	Ba2	6.875	01/15/14	4,020	3,798,900
Videotron Ltee, Gtd. Notes (Canada), 144A(b)	Ba2	9.125	04/15/18	1,750	1,767,500
Virgin Media Finance PLC, Gtd. Notes (United Kingdom)(b)	B2	9.125	08/15/16	1,275	1,067,813

					65,592,638

Capital Goods 9.3%
Actuant Corp., Gtd. Notes	Ba2	6.875	06/15/17	3,375	3,223,125
ALH Finance LLC, Sr. Sub. Notes(b)	B3	8.50	01/15/13	6,900	6,434,250
Allied Waste North America, Inc., Sec’d. Notes, Ser. B(b)	B1	5.75	02/15/11	5,320	5,093,900

Allied Waste North America, Inc., Sr. Notes(b)	B1	7.25	03/15/15	1,400	1,340,500
Allied Waste North America, Inc., Sr. Notes	B1	7.875	04/15/13	675	669,938
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	6.125	02/15/14	1,000	920,000
Ashtead Capital, Inc., Notes, 144A(b)	B1	9.00	08/15/16	8,495	7,305,700
Ashtead Holdings PLC Sec’d. Notes (United Kingdom), 144A	B1	8.625	08/01/15	6,375	5,482,500
Baldor Electric Co., Sr. Notes(b)	B3	8.625	02/15/17	7,535	7,195,925
Blount, Inc., Sr. Sub. Notes	B2	8.875	08/01/12	9,790	9,741,049
Capital Safety Group Ltd., Bank Loan(f)	B1	5.954	07/20/15	2,728	2,523,701
Capital Safety Group Ltd., Bank Loan(f)	B1	6.454	07/20/16	7,272	6,726,299
Columbus Mckinnon Corp., Sr. Sub. Notes	B1	8.875	11/01/13	5,300	5,459,000
GrafTech Finance, Inc., Gtd. Notes	Ba3	10.25	02/15/12	937	965,110
Hertz Corp., Gtd. Notes(b)	B2	10.50	01/01/16	950	793,250
Hertz Corp., Sr. Notes	B1	8.875	01/01/14	17,736	15,297,299
Johnsondiversey Holdings, Inc., Disc. Notes	Caa1	10.67	05/15/13	7,281	7,062,570
Johnsondiversey, Inc., Gtd. Notes, Ser. B(b)	B2	9.625	05/15/12	2,715	2,708,213
Mobile Mini, Inc., Sr. Notes	B2	6.875	05/01/15	3,732	3,246,840
RBS Global, Inc. and Rexnord Corp., Gtd. Notes	B3	9.50	08/01/14	8,205	7,712,700
Rental Service Corp., Gtd. Notes(b)	Caa1	9.50	12/01/14	10,095	7,646,963
SPX Corp., Sr. Notes, 144A	Ba2	7.625	12/15/14	6,250	6,250,000
Stena AB, Sr. Notes (Sweden)	Ba2	7.50	11/01/13	6,675	6,491,438
Stena AB, Sr. Unsec'd. Notes (Sweden)	Ba2	7.00	12/01/16	250	234,375
Terex Corp., Gtd. Notes	Ba2	7.375	01/15/14	2,790	2,538,900
Terex Corp., Sr. Sub. Notes	Ba3	8.00	11/15/17	5,000	4,550,000
United Rentals North America, Inc., Gtd. Notes	B1	6.50	02/15/12	6,670	5,569,450
United Rentals North America, Inc., Sr. Sub. Notes(b)	B2	7.75	11/15/13	3,150	2,401,875
Valmont Industries, Inc., Gtd. Notes	Ba2	6.875	05/01/14	4,920	4,772,400

					140,357,270

Chemicals 3.0%
Hercules, Inc., Gtd. Notes	Ba1	6.75	10/15/29	5,500	5,445,000
Huntsman International LLC, Gtd. Notes	B2	7.375	01/01/15	2,000	1,680,000
Huntsman International LLC, Gtd. Notes	Ba1	11.625	10/15/10	15,136	15,438,720
Koppers, Inc., Gtd. Notes	Ba3	9.875	10/15/13	8,180	8,425,400
Momentive Performance Materials, Inc., Gtd. Notes(b)	B3	9.75	12/01/14	4,910	3,878,900
Momentive Performance Materials, Inc., Gtd. Notes(b)	Caa2	11.50	12/01/16	1,299	883,320
Mosaic Co., Sr. Notes, 144A	Baa3	7.375	12/01/14	2,375	2,458,764
Mosaic Co., Sr. Notes, 144A	Baa3	7.625	12/01/16	825	842,924
Nalco Co., Sr. Notes	B1	7.75	11/15/11	3,850	3,773,000
Nalco Co., Sr. Sub. Notes	B3	8.875	11/15/13	1,720	1,715,700

					44,541,728

Consumer 2.4%
Levi Strauss & Co., Sr. Unsub. Notes	B2	9.75	01/15/15	2,500	2,087,500
Mac-Gray Corp., Sr. Notes	B3	7.625	08/15/15	2,950	2,817,250
Realogy Corp., Gtd. Notes	Caa2	10.50	04/15/14	1,575	693,000
Realogy Corp., Gtd. Notes, PIK	Caa2	11.00	04/15/14	19,695	7,533,337
Service Corp. International, Debs.	B1	7.875	02/01/13	2,000	2,000,000
Service Corp. International, Sr. Notes	B1	6.75	04/01/16	5,725	4,894,875
Service Corp. International, Sr. Notes	B1	7.00	06/15/17	3,900	3,334,500
Service Corp. International, Sr. Unsec’d. Notes	B1	6.75	04/01/15	3,100	2,704,750
Service Corp. International, Sr. Unsec’d. Notes	B1	7.375	10/01/14	1,425	1,296,750
Stewart Enterprises, Inc., Sr. Notes	Ba3	6.25	02/15/13	5,025	4,623,000
Ticketmaster, Sr. Notes, 144A(b)	Ba3	10.75	08/01/16	3,775	3,548,500

					35,533,462

Electric 8.5%
AES Corp., Sec’d. Notes, 144A	Ba3	8.75	05/15/13	5,620	5,648,100
AES Corp., Sr. Unsec’d. Notes	B1	7.75	10/15/15	3,650	3,312,375
AES Corp., Sr. Unsec’d. Notes	B1	8.00	10/15/17	2,725	2,459,313
AES Eastern Energy LP, Pass-thru-Certs.,
Ser. 99-A	Ba1	9.00	01/02/17	5,657	5,996,276
Ser. 99-B	Ba1	9.67	01/02/29	2,000	2,190,000
CMS Energy Corp., Sr. Notes	Ba1	8.50	04/15/11	760	777,626
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	6.55	07/17/17	3,350	2,927,193
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.75	06/01/19	3,500	2,800,000
Dynegy Roseton/Danskammer, Pass-thru Certs., Ser. B	Ba3	7.67	11/08/16	9,735	8,858,850
Edison Mission Energy, Sr. Unsec’d. Notes(b)	B1	7.75	06/15/16	1,350	1,269,000
Energy Future Holdings Corp., Gtd. Notes, 144A, PIK	B3	11.25	11/01/17	5,675	4,795,375
Midwest Generation LLC, Pass-thru Certs., Ser. A	Baa3	8.30	07/02/09	1,501	1,520,756
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.30	05/01/11	4,325	4,162,813
Mirant Americas Generation LLC, Sr. Unsec’d. Notes	B3	8.50	10/01/21	850	658,750
Mirant Corp., Sr. Notes, 144A(c)(f)	NR	7.40	07/15/49	1,825	1,825
Mirant Mid Atlantic LLC, Pass-thru Certs., Ser. B	Ba1	9.125	06/30/17	2,728	2,810,159
Mirant North America LLC, Sr. Notes	B1	7.375	12/31/13	7,400	6,956,000
Nevada Power Co., Gen Ref. Mtge. Notes, Ser. A	Baa3	8.25	06/01/11	1,675	1,788,076
NRG Energy, Inc., Gtd. Notes	B1	7.25	02/01/14	6,550	6,075,125
NRG Energy, Inc., Gtd. Notes	B1	7.375	02/01/16	845	760,500
Orion Power Holdings, Inc., Sr. Notes	Ba3	12.00	05/01/10	9,076	9,189,450
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. B(f)	Ba1	9.237	07/02/17	4,231	4,468,495
Reliant Energy Mid-Atlantic Power Holdings LLC, Pass-thru Certs., Ser. C	Ba1	9.681	07/02/26	250	265,000
Reliant Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75	12/15/14	1,300	1,111,500
Sierra Pacific Resources, Inc., Sr. Notes	Ba3	8.625	03/15/14	1,530	1,566,992
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (cost $2,977,946; purchased 5/02/08)(k)	Ba2	7.00	06/30/21	3,140	2,830,223
Texas Competitive Electric Holdings Co. LLC, Bank Loan(f)	Ba3	6.228	10/10/14	1,592	1,343,216
Texas Competitive Electric Holdings Co. LLC, Bank Loan(f)	Ba3	6.231	10/10/14	6,443	5,425,194
Texas Competitive Electric Holdings Co. LLC, Bank Loan(f)	Ba3	6.28	10/10/14	29,700	24,995,727
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A	B3	10.25	11/01/15	5,500	4,963,750
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A	B3	10.25	11/01/15	4,650	4,196,625
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A, PIK	B3	10.50	11/01/16	1,500	1,271,250

					127,395,534

Energy - Integrated 0.1%
TNK-BP Finance SA, Gtd. Notes (Luxembourg), 144A	Baa2	7.50	07/18/16	3,000	2,100,000

Energy - Other 6.4%
Compagnie Generale De Geophysique Veritas, Gtd. Notes(France)	Ba3	7.50	05/15/15	780	744,900
Forest Oil Corp., Gtd. Notes(b)	B1	7.25	06/15/19	1,425	1,218,375

Forest Oil Corp., Gtd. Notes	B1	8.00	12/15/11	2,500	2,500,000
McMoRan Exploration Co., Gtd. Notes	Caa1	11.875	11/15/14	8,250	7,837,500
Newfield Exploration Co., Sr. Sub. Notes	Ba3	6.625	04/15/16	8,050	7,164,500
Newfield Exploration Co., Sr. Sub. Notes	Ba3	7.125	05/15/18	3,725	3,240,750
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	7.875	12/15/14	8,525	7,544,625
Parker Drilling Co., Sr. Notes	B2	9.625	10/01/13	4,030	3,909,100
PetroHawk Energy Corp., Gtd. Notes	B3	9.125	07/15/13	5,850	5,499,000
PetroHawk Energy Corp., Sr. Notes, 144A(b)	B3	7.875	06/01/15	6,325	5,502,750
Petroplus Finance Ltd., Gtd. Notes (Bermuda), 144A(b)	B1	6.75	05/01/14	12,600	10,647,000
Petroplus Finance Ltd., Gtd. Notes (Bermuda), 144A(b)	B1	7.00	05/01/17	4,225	3,506,750
Pioneer Natural Resources Co., Sr. Notes	Ba1	5.875	07/15/16	1,950	1,680,005
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.65	03/15/17	7,730	6,890,414
Pioneer Natural Resources Co., Sr. Unsec’d. Notes	Ba1	6.875	05/01/18	4,865	4,331,616
Plains Exploration & Production Co., Gtd. Notes	B1	7.625	06/01/18	2,150	1,902,750
Plains Exploration & Production Co., Gtd. Notes	B1	7.75	06/15/15	8,545	7,861,400
SandRidge Energy, Inc., Sr. Notes, 144A	B3	8.00	06/01/18	9,400	8,084,000
Tesoro Corp., Gtd. Notes	Ba1	6.25	11/01/12	820	717,500
Tesoro Corp., Gtd. Notes	Ba1	6.50	06/01/17	5,150	4,120,000
Tesoro Corp., Gtd. Notes	Ba1	6.625	11/01/15	1,725	1,405,875

					96,308,810

Foods 2.1%
Ahold Finance USA, Inc., Gtd. Notes(b)	Baa3	6.875	05/01/29	1,780	1,855,442
Ahold Finance USA, Inc., Notes	Baa3	8.25	07/15/10	1,120	1,166,971
Albertson’s LLC, Debs.	B1	8.70	05/01/30	1,235	1,223,237
Aramark Corp., Gtd. Notes(h)	B3	6.301	02/01/15	2,600	2,275,000
Aramark Corp., Sr. Notes(b)	B3	8.50	02/01/15	3,250	3,055,000
Carrols Corp., Gtd. Notes	B3	9.00	01/15/13	500	360,000
Dean Foods Co., Gtd. Notes	B3	7.00	06/01/16	2,500	2,175,000
Del Monte Corp., Sr. Sub. Notes	B2	8.625	12/15/12	3,100	3,069,000
Dole Food Co., Inc., Gtd. Notes	Caa1	7.25	06/15/10	3,700	3,256,000
Dole Food Co., Inc., Sr. Notes	Caa1	8.625	05/01/09	1,000	955,000
National Beef Packing Co., LLC, Sr. Notes	Caa1	10.50	08/01/11	4,284	4,262,579
Smithfield Foods, Inc., Sr. Notes, Ser. B	Ba3	8.00	10/15/09	2,040	1,978,800
Smithfield Foods, Inc., Sr. Unsec’d. Notes, Ser. B(b)	Ba3	7.75	05/15/13	1,650	1,386,000
Stater Brothers Holdings, Sr. Notes	B2	7.75	04/15/15	2,300	2,150,500
Stater Brothers Holdings, Sr. Notes(b)	B2	8.125	06/15/12	1,890	1,852,200

					31,020,729

Gaming 5.2%
Caesars Entertainment Corp., Sr. Sub. Notes(b)	Caa	8.125	05/15/11	4,430	2,613,700
CCM Merger, Inc., Notes, 144A	Caa1	8.00	08/01/13	15,340	12,463,750
Downstream Development Authority of the
Quapaw Tribe of Oklahoma, Sr. Notes, 144A(b)	B3	12.00	10/15/15	2,800	2,030,000
Fontainebleau Las Vegas Holdings LLC,
Mortgage Backed, 144A(b)	Caa1	10.25	06/15/15	7,750	2,170,000
Harrah’s Operating Co., Inc., Gtd. Notes	Caa2	5.50	07/01/10	3,000	2,250,000
Harrah’s Operating Co., Inc., Gtd. Notes(b)	Caa2	5.625	06/01/15	3,970	1,081,825
Harrah’s Operating Co., Inc., Gtd. Notes	Caa2	6.50	06/01/16	775	213,125
Harrah’s Operating Co., Inc., Gtd. Notes, 144A(b)	Caa1	10.75	02/01/16	24,165	12,324,150
Isle of Capri Casinos, Inc., Sr. Sub. Notes(b)	B3	7.00	03/01/14	1,750	1,172,500
Mandalay Resort Group, Sr. Sub. Notes	B1	9.375	02/15/10	581	534,520
MGM Mirage, Inc., Gtd. Notes	Ba2	6.00	10/01/09	11,740	10,976,900

MGM Mirage, Inc., Gtd. Notes	Ba2	6.875	04/01/16	3,000	2,182,500
MGM Mirage, Inc., Gtd. Notes(b)	Ba2	7.50	06/01/16	2,250	1,642,500
MGM Mirage, Inc., Gtd. Notes(b)	B1	8.375	02/01/11	5,142	4,203,585
MGM Mirage, Inc., Gtd. Notes	Ba2	8.50	09/15/10	700	644,000
Mohegan Tribal Gaming Authority, Gtd. Notes	Ba3	6.375	07/15/09	2,000	1,900,000
Mohegan Tribal Gaming Authority, Sr. Notes	Ba1	6.125	02/15/13	3,750	3,112,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.00	04/01/12	4,345	3,693,250
Mohegan Tribal Gaming Authority, Sr. Sub. Notes	Ba3	8.375	07/01/11	400	376,000
River Rock Entertainment Authority (The), Sec’d. Notes	B2	9.75	11/01/11	1,750	1,610,000
Seneca Gaming Corp., Sr. Unsec’d. Notes, Ser. B	Ba2	7.25	05/01/12	5,125	4,458,750
Shingle Springs Tribal Gaming Authority, Sr. Notes, 144A(b)	B3	9.375	06/15/15	5,523	3,976,560
Station Casinos, Inc., Sr. Notes(b)	B3	6.00	04/01/12	2,251	1,260,756
Station Casinos, Inc., Sr. Sub. Notes(b)	Caa2	6.50	02/01/14	3,650	1,076,750
Station Casinos, Inc., Sr. Sub. Notes(b)	Caa2	6.625	03/15/18	2,200	583,000
Station Casinos, Inc., Sr. Sub. Notes	Caa2	6.875	03/01/16	17	4,858

					78,555,479

Healthcare & Pharmaceutical 13.2%
Accellent, Inc., Gtd. Notes	Caa3	10.50	12/01/13	13,133	11,557,040
Alliance Imaging, Inc., Sr. Unsec’d. Notes, Ser. B	B3	7.25	12/15/12	1,325	1,205,750
Biomet, Inc., Gtd. Notes(b)	B3	10.375	10/15/17	5,325	5,271,750
Biomet, Inc., Gtd. Notes(b)	Caa1	11.625	10/15/17	13,315	13,381,574
Bio-Rad Laboratories, Inc., Sr. Sub. Notes	Ba3	7.50	08/15/13	3,650	3,650,000
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba2	5.45	06/15/14	2,500	2,337,500
Boston Scientific Corp., Sr. Unsec’d. Notes	Ba2	6.25	11/15/15	6,850	6,456,125
Catalent Pharma Solutions, Inc., Gtd. Notes, PIK(b)	Caa1	9.50	04/15/15	7,325	5,676,875
Columbia/HCA Healthcare Corp., Debs.	Caa1	7.50	12/15/23	600	439,530
Columbia/HCA Healthcare Corp., MTN	Caa1	8.70	02/10/10	1,800	1,823,209
Columbia/HCA Healthcare Corp., MTN	Caa1	9.00	12/15/14	4,365	3,962,569
Community Health Systems, Inc., Bank Loan(f)	Ba3	1.00	07/25/14	519	454,493
Community Health Systems, Inc., Bank Loan(f)	Ba3	5.018	07/25/14	10,156	8,886,649
Community Health Systems, Inc., Gtd. Notes(b)	B3	8.875	07/15/15	5,245	4,982,750
Concentra, Inc., Bank Loan(f)	Caa1	9.27	06/25/15	2,000	1,120,000
Elan Finance PLC, Sr. Notes (Ireland)	B3	7.75	11/15/11	1,780	1,610,900
Elan Finance PLC, Sr. Unsec’d. Notes (Ireland)	B3	8.875	12/01/13	850	714,000
FMC Finance III SA, Gtd. Notes (Luxembourg)	Ba2	6.875	07/15/17	1,675	1,612,188
HCA, Inc., Bank Loan(f)	Ba3	5.762	11/17/12	14,837	12,974,573
HCA, Inc., Bank Loan(f)	Ba3	6.012	11/17/13	9,545	8,353,615
HCA, Inc., Sec’d. Notes(b)	B2	9.125	11/15/14	2,775	2,698,688
HCA, Inc., Sec’d. Notes, PIK	B2	9.625	11/15/16	10,785	10,245,750
HCA, Inc., Sr. Unsec’d. Notes	Caa1	6.75	07/15/13	600	504,000
HCA, Inc., Sr. Unsec’d. Notes	Caa1	8.75	09/01/10	708	697,380
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	01/15/16	5,455	4,909,500
Omega Healthcare Investors, Inc., Gtd. Notes	Ba3	7.00	04/01/14	5,475	5,037,000
PTS Acquisition Corp., Bank Loan(f)	Ba3	6.012	04/10/14	6,913	5,478,156
Res-Care, Inc., Sr. Notes	B1	7.75	10/15/13	8,900	8,366,000
Royalty Pharma Finance Trust, Bank Loan(f)	Baa3	7.75	05/15/15	11,250	10,589,063
Select Medical Corp., Gtd. Notes(b)	B3	7.625	02/01/15	1,925	1,559,250
Senior Housing Properties Trust, Sr. Notes	Ba1	7.875	04/15/15	3,125	3,062,500
Senior Housing Properties Trust, Sr. Notes	Ba1	8.625	01/15/12	8,266	8,389,990
Skilled Healthcare Group, Inc., Sr. Sub. Notes	Caa1	11.00	01/15/14	9,819	10,113,570
Skilled Healthcare, Inc., Bank Loan(f)	B1	4.999	06/15/12	3,979	3,700,874
Sun Healthcare Group, Inc., Gtd. Notes	B3	9.125	04/15/15	7,500	7,162,500

Surgical Care Affiliates, Inc., Sr. Sub. Notes, 144A (cost $4,156,259; purchased 6/21/07-12/19/07)(k)	Caa1	10.00	07/15/17	4,300	3,225,000
Ventas Realty LP, Gtd. Notes	Ba1	8.75	05/01/09	1,400	1,400,000
Ventas Realty LP, Gtd. Notes	Ba1	9.00	05/01/12	2,448	2,552,040
Viant Holdings, Inc., Gtd Notes, 144A(f)	Caa1	10.125	07/15/17	16,085	13,028,850

					199,191,201

Healthcare Insurance 0.1%
Coventry Health Care, Inc., Sr. Notes	Ba1	6.125	01/15/15	1,000	895,962

Lodging 1.0%
Felcor Lodging LP, Gtd. Notes(b)	Ba3	8.50	06/01/11	5,170	4,472,050
Host Marriott LP, Sr. Notes	Ba1	6.75	06/01/16	475	388,313
Host Marriott LP, Sr. Notes	BB(g)	6.875	11/01/14	925	800,125
Host Marriott LP, Sr. Notes(b)	Ba1	7.125	11/01/13	4,215	3,751,350
Host Marriott LP, Sr. Notes, Ser. M	Ba1	7.00	08/15/12	6,400	5,712,000

					15,123,838

Media & Entertainment 4.7%
AMC Entertainment, Inc., Gtd. Notes(b)	B2	11.00	02/01/16	2,465	2,428,025
AMC Entertainment, Inc., Gtd. Notes, Ser. B	Ba3	8.625	08/15/12	2,125	2,103,750
AMC Entertainment, Inc., Sr. Sub. Notes(b)	B2	8.00	03/01/14	675	580,500
Cinemark, Inc., Sr. Disc. Notes(j)	B3	8.806	03/15/14	1,855	1,783,119
Clear Channel Communications, Inc., Debs.	Caa1	6.875	06/15/18	625	190,625
Clear Channel Communications, Inc., Sr. Notes	Caa1	5.50	09/15/14	1,735	537,850
Clear Channel Communications, Inc., Sr. Notes	Caa1	5.75	01/15/13	4,725	1,701,000
CMP Susquehanna Corp., Gtd. Notes	Caa1	9.875	05/15/14	2,550	1,428,000
Dex Media West LLC, Sr. Sub. Notes, Ser. B(b)	B1	9.875	08/15/13	10,578	6,558,359
Dex Media, Inc., Notes	B2	8.00	11/15/13	2,825	1,299,500
DirecTV Holdings LLC, Gtd. Notes	Ba3	6.375	06/15/15	544	478,720
DirecTV Holdings LLC, Sr. Notes, 144A	Ba3	7.625	05/15/16	3,400	3,077,000
DirecTV Holdings LLC, Sr. Notes	Ba3	8.375	03/15/13	2,425	2,394,688
Echostar DBS Corp., Gtd. Notes	Ba3	6.625	10/01/14	4,150	3,330,375
Echostar DBS Corp., Gtd. Notes	Ba3	7.00	10/01/13	1,075	927,188
Echostar DBS Corp., Gtd. Notes	Ba3	7.125	02/01/16	5,805	4,658,513
Echostar DBS Corp., Sr. Gtd. Notes	Ba3	7.75	05/31/15	4,800	4,068,000
Idearc, Inc., Bank Loan(f)	Ba3	5.767	11/17/14	8,238	4,769,812
Idearc, Inc., Sr. Notes	B3	8.00	11/15/16	5,115	1,393,838
LIN Television Corp., Gtd. Notes(b)	B1	6.50	05/15/13	5,750	4,485,000
Medianews Group, Inc., Sr. Sub. Notes	Caa2	6.375	04/01/14	625	187,500
Medianews Group, Inc., Sr. Sub. Notes	Caa2	6.875	10/01/13	1,375	412,500
Morris Publishing Group LLC, Gtd. Notes	Caa1	7.00	08/01/13	1,050	252,000
Quebecor Media, Inc., Sr. Notes (Canada)(b)	B2	7.75	03/15/16	2,930	2,563,750
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75	03/15/16	2,550	2,231,250
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-1	B3	6.875	01/15/13	1,300	507,000
R.H. Donnelley Corp., Sr. Disc. Notes, Ser. A-2(b)	B3	6.875	01/15/13	7,700	3,003,000
R.H. Donnelley Corp., Sr. Notes, Ser. A-3	B3	8.875	01/15/16	1,310	445,400
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875	10/15/17	2,000	680,000
Radio One, Inc., Gtd. Notes, Ser. B(b)	Caa1	8.875	07/01/11	3,400	2,788,000
Rainbow National Services LLC, Sr. Notes, 144A	B1	8.75	09/01/12	2,000	2,000,000
Rainbow National Services LLC, Sr. Sub. Debs., 144A	B2	10.375	09/01/14	205	209,100
Universal City Florida Holding Co. I/II, Sr. Notes(b)	B3	8.375	05/01/10	3,625	3,498,125
Univision Communications, Inc., Sr. Notes, PIK, 144A(b)	Caa1	9.75	03/15/15	7,535	3,503,775

					70,475,262

Metals 5.5%
AK Steel Corp., Gtd. Notes	Ba3	7.75	06/15/12	3,242	3,112,320
Aleris International, Inc., Sr. Notes, PIK	B3	9.00	12/15/14	2,200	1,342,000
Century Aluminum Co., Gtd. Notes	B1	7.50	08/15/14	3,302	3,103,880
FMG Finance Pty Ltd., Sec’d. Notes (Australia), 144A	B1	10.625	09/01/16	12,175	11,931,500
FMG Finance Pty Ltd., Sr. Sec’d. Notes (Australia), 144A	B1	10.00	09/01/13	3,000	2,880,000
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375	04/01/17	16,510	16,262,349
Gerdau AmeriSteel Corp., Sr. Notes(b)	Ba1	10.375	07/15/11	13,225	13,654,813
Ispat Inland ULC, Sec’d. Notes (Canada)	Baa2	9.75	04/01/14	14,008	14,807,633
Metals USA, Inc., Sec’d. Notes	B3	11.125	12/01/15	6,275	6,024,000
Novelis, Inc., Sr. Notes (Canada)	B3	7.25	02/15/15	2,615	2,275,050
Ryerson, Inc., Sec’d. Notes, 144A (cost $4,195,000; purchased 10/03/07-10/26/07)(k)	B2	12.00	11/01/15	4,195	3,565,750
Southern Copper Corp., Sr. Notes	Baa2	7.50	07/27/35	3,550	3,282,170

					82,241,465

Non Captive Finance 1.1%
General Motors Acceptance Corp., Notes	B3	6.75	12/01/14	2,075	796,414
General Motors Acceptance Corp., Notes	B3	6.875	08/28/12	12,115	4,815,446
Lender Processing Services, Inc., Sr. Unsec’d. Notes, 144A	Ba2	8.125	07/01/16	9,561	9,321,974
Residential Capital LLC, Sec’d. Notes, 144A(b)	Ca	9.625	05/15/15	6,588	1,581,120

					16,514,954

Packaging 2.9%
Ball Corp., Gtd. Notes	Ba1	6.625	03/15/18	5,205	4,840,650
Berry Plastics Holding Corp., Sec’d. Notes(h)	Caa1	6.694	09/15/14	2,025	1,417,500
Berry Plastics Holding Corp., Sec’d. Notes(b)	Caa1	8.875	09/15/14	7,550	5,889,000
Crown Americas LLC, Sr. Notes	B1	7.625	11/15/13	8,000	7,880,000
Exopack Holding Corp., Sr. Notes	B3	11.25	02/01/14	6,565	5,514,600
Graham Packaging Co., Inc., Gtd. Notes	Caa1	8.50	10/15/12	1,605	1,484,625
Graham Packaging Co., Inc., Sub. Notes(b)	Caa1	9.875	10/15/14	2,650	2,305,500
Greif Brothers Corp., Gtd. Notes	Ba2	6.75	02/01/17	7,075	6,827,375
Owens Brockway Glass Container, Inc., Gtd. Notes(b)	Ba3	8.25	05/15/13	4,425	4,402,875
Silgan Holdings, Inc., Sr. Sub. Notes	B1	6.75	11/15/13	3,250	2,957,500

					43,519,625

Paper 2.0%
Cascades, Inc., Sr. Notes (Canada)	Ba3	7.25	02/15/13	5,025	3,919,500
Catalyst Paper Corp., Gtd. Notes, Ser. D (Canada)	B2	8.625	06/15/11	417	329,430
Cellu Tissue Holdings, Inc., Sr. Sec’d. Notes	B2	9.75	03/15/10	2,500	2,312,500
Domtar Corp., Gtd. Notes (Canada)	Ba3	5.375	12/01/13	1,200	1,014,000
Domtar Corp., Gtd. Notes (Canada)	Ba3	7.875	10/15/11	3,475	3,457,625
Georgia-Pacific, Corp., Gtd. Notes, 144A (cost $5,475,978; purchased 12/13/06-7/18/08)(k)	Ba3	7.125	01/15/17	5,526	4,931,955
Graphic Packaging International Corp., Sr. Notes	B3	8.50	08/15/11	4,858	4,615,100
Jefferson Smurfit Corp., Sr. Unsec’d. Notes	B3	8.25	10/01/12	3,270	2,730,450
Millar Western Forest Products Ltd., Sr. Notes (Canada)	B2	7.75	11/15/13	375	213,750
Norampac, Inc., Sr. Notes (Canada)	Ba3	6.75	06/01/13	1,130	847,500
P.H. Glatfelter, Gtd. Notes	Ba2	7.125	05/01/16	320	308,800
Verso Paper Holdings LLC, Sr. Sub. Notes, Ser. B(b)	B3	11.375	08/01/16	7,475	6,054,750

					30,735,360

Pipelines & Others 2.5%
AmeriGas Partners LP, Sr. Notes	Ba3	7.125	05/20/16	3,600	3,222,000
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25	05/20/15	750	682,500
Copano Energy LLC, Sr. Notes, 144A	B1	7.75	06/01/18	5,850	5,118,750
Ferrellgas Partners LP, Sr. Notes	Ba3	6.75	05/01/14	1,175	957,625
Inergy LP, Sr. Notes	B1	6.875	12/15/14	3,000	2,625,000
Inergy LP/Inergy Finance Corp., Gtd. Notes	B1	8.25	03/01/16	2,625	2,415,000
Pacific Energy Partners LP, Sr. Notes	Baa3	7.125	06/15/14	1,475	1,449,704
Sonat, Inc., Notes(b)	Ba3	7.625	07/15/11	1,840	1,862,144
Targa Resources, Inc., Gtd. Notes	B3	8.50	11/01/13	6,175	5,464,875
Targa Resources Partners LP, Sr. Notes, 144A	B2	8.25	07/01/16	4,100	3,526,000
Williams Cos., Inc., Notes	Baa3	7.125	09/01/11	1,175	1,157,375
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	8.125	03/15/12	7,445	7,521,833
Williams Partners LP/Williams Partners Finance Corp., Sr. Unsec’d. Notes	Ba2	7.50	06/15/11	1,125	1,102,500

					37,105,306

Railroads 0.2%
Kansas City Southern Railway, Gtd. Notes	B2	7.50	06/15/09	3,550	3,550,000

Retailers 1.0%
GSC Holdings Corp., Gtd. Notes	Ba1	8.00	10/01/12	1,620	1,628,100
Neiman-Marcus Group, Inc., Gtd. Notes, PIK	B2	9.00	10/15/15	4,800	4,020,000
Pantry, Inc., Sr. Sub. Notes	Caa1	7.75	02/15/14	2,025	1,564,313
Susser Holdings LLC, Gtd. Notes	B3	10.625	12/15/13	7,730	7,594,725

					14,807,138

Technology 8.0%
Affiliated Computer Services, Inc., Sr. Unsec’d. Notes	Ba2	4.70	06/01/10	21,300	19,862,249
Avago Technologies, Sr. Notes (Singapore)	B1	10.125	12/01/13	8,060	8,140,600
Avago Technologies, Sr. Sub. Notes (Singapore)	B3	11.875	12/01/15	3,000	3,090,000
First Data Corp., Bank Loan(f)	Ba3	5.962	09/24/14	4,950	4,207,500
First Data Corp., Bank Loan(f)	Ba3	5.982	09/24/14	4,950	4,226,063
First Data Corp., Gtd. Notes, 144A	B3	9.875	09/24/15	1,850	1,452,250
Flextronics International Ltd., Bank Loan (Singapore)(f)	Ba1	5.04	10/01/14	4,626	3,917,440
Flextronics International Ltd., Bank Loan (Singapore)(f)	Ba1	5.041	10/01/12	9,950	8,600,422
Flextronics International Ltd., Bank Loan (Singapore)(f)	Ba1	5.041	10/01/14	1,329	1,125,701
Flextronics International Ltd., Sr. Sub. Notes (Singapore)	Ba2	6.25	11/15/14	1,000	845,000
Freescale Semiconductor, Inc., Sr. Notes, PIK(b)	B2	9.125	12/15/14	14,650	9,229,499
Iron Mountain, Inc., Gtd. Notes	B2	8.00	06/15/20	3,950	3,792,000
Iron Mountain, Inc., Gtd. Notes	B2	8.625	04/01/13	6,600	6,501,000
Nortel Networks Ltd., Gtd. Notes (Canada)(b)	B3	10.125	07/15/13	4,300	2,741,250
NXP BV, Gtd. Notes (Netherlands)(b)	Caa2	9.50	10/15/15	575	296,125
NXP BV, Sec’d. Notes (Netherlands)(b)	B3	7.875	10/15/14	6,035	4,043,450
Open Solutions, Inc., Sr. Sub. Notes, 144A	Caa1	9.75	02/01/15	1,700	1,105,000

Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.375	10/01/11	4,600	4,519,500
Sensata Technologies, Bank Loan(f)	B1	4.543	04/27/13	4,081	3,394,944
Sensata Technologies BV, Sr. Notes (Netherlands)	Caa1	8.00	05/01/14	8,523	7,201,935
Serena Software, Inc., Sr. Sub. Notes	Caa1	10.375	03/15/16	8,840	7,779,200
STATS ChipPAC Ltd., Gtd. Notes (Singapore)	Ba1	6.75	11/15/11	4,110	4,171,650
Sungard Data Systems, Inc., Gtd. Notes(b)	Caa1	9.125	08/15/13	4,600	4,140,000
Sungard Data Systems, Inc., Sr. Unsec’d. Notes, 144A(b)	Caa1	10.625	05/15/15	4,850	4,559,000
Unisys Corp., Sr. Notes	B2	8.00	10/15/12	330	267,300
Xerox Corp., Gtd. Notes	Baa2	9.75	01/15/09	590	599,824
Xerox Corp., Sr. Notes	Baa2	6.875	08/15/11	1,350	1,360,247

					121,169,149

Telecommunications 4.6%
American Tower Corp., Sr. Unsec’d. Notes	Ba1	7.125	10/15/12	3,000	2,955,000
Centennial Cellular Operating Co., Gtd Notes	B2	10.125	06/15/13	8,225	8,142,750
Citizens Communications Co., Notes	Ba2	9.25	05/15/11	2,475	2,475,000
Citizens Communications Co., Sr. Notes(b)	Ba2	6.25	01/15/13	1,590	1,488,638
Citizens Communications Co., Sr. Notes	Ba2	9.00	08/15/31	3,135	2,398,275
Cricket Communications, Inc., Gtd. Notes, 144A	B3	10.00	07/15/15	1,025	978,875
Fairpoint Communications, Inc., Sr. Notes, 144A(b)	B3	13.125	04/01/18	7,000	6,370,000
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B(h)	Caa3	8.486	05/01/13	4,550	864,500
Hawaiian Telcom Communications, Inc., Gtd. Notes, Ser. B	C	12.50	05/01/15	1,950	273,000
Level 3 Financing, Inc., Sr. Notes	Caa1	12.25	03/15/13	8,950	7,920,750
Qwest Communications International, Inc., Gtd. Notes, Ser. B	Ba3	7.50	02/15/14	3,150	2,724,750
Qwest Corp., Sr. Notes	Ba1	7.625	06/15/15	5,115	4,450,050
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.50	10/01/14	6,325	5,471,125
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875	03/15/12	1,500	1,470,000
Sprint Capital Corp., Gtd. Notes	Baa3	6.90	05/01/19	525	406,875
Sprint Capital Corp., Gtd. Notes(b)	Baa3	7.625	01/30/11	2,500	2,275,000
Sprint Capital Corp., Gtd. Notes	Baa3	8.375	03/15/12	700	630,000
Sprint Capital Corp., Gtd. Notes,	Baa3	8.75	03/15/32	2,325	1,813,500
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25	02/15/14	6,225	5,758,125
Windstream Corp., Gtd. Notes	Ba3	8.125	08/01/13	5,500	5,225,000
Windstream Corp., Sr. Notes	Ba3	8.625	08/01/16	5,950	5,488,875

					69,580,088

TOTAL CORPORATE BONDS (cost $1,649,899,478)					1,429,974,599

COMMON STOCKS 0.2%				Shares
Cable
Adelphia Recovery Trust (a)(f)				500,000	500

Electric
Mirant Corp.(a)				2,240	40,970

Media & Entertainment
Virgin Media, Inc.				8,521	67,316

Technology 0.2%
Xerox Corp.				137,561	1,586,078

Telecommunications
Netia SA (Poland)(a)				238,168	262,026

TOTAL COMMON STOCKS (cost $2,249,158)					1,956,890

PREFERRED STOCKS
Building Materials & Construction
New Millennium Homes LLC (cost $0; purchased 7/28/05)(a)(f)(k)		3,000	363,000

Cable
Adelphia Communications Corp., PIK, 13.00%(a)(f)		5,000	5
PTV, Inc., Ser. A, 10.00%		13	8

			13

TOTAL PREFFERED STOCKS (cost $4,765)			363,013

WARRANTS(a)	Expiration Date	Units
Cable
TVN Entertainment (cost $1,215,008; purchased 3/30/01-3/15/04)(f)(k)	8/21/11	9,347	5,421

Consumer
ICON Fitness Corp.(f)	9/27/09	18,093	181

Media
Sirius XM Radio, Inc., 144A	3/15/10	5,005	5

Technology
Viasystems Group, Inc.(f)	1/31/10	45,109	5

Telecommunications
GT Group Telecommunications, Inc. (Canada), 144A(f)	2/1/10	3,050	3

TOTAL WARRANTS (cost $4,213,592)			5,615

TOTAL LONG-TERM INVESTMENTS (cost $1,656,366,993)			1,432,300,117

		Shares
SHORT-TERM INVESTMENTS 14.9%
AFFILIATED MUTUAL FUNDS

Dryden Core Investment Fund - Dryden Short Term Bond Series(e)		2,221,964	18,864,473
Dryden Core Investment Fund - Taxable Money Market Series (cost $206,743,860 includes $196,375,079 of cash collateral received for securities on loan)(d)(e)		206,743,860	206,743,860

TOTAL SHORT-TERM INVESTMENTS (cost $228,848,639)			225,608,333

TOTAL INVESTMENTS(l) 110.0% (cost $1,885,215,632)			1,657,908,450
LIABILITIES IN EXCESS OF OTHER ASSETS(m) (10.0)%			(151,346,175)

NET ASSETS 100.0%			$1,506,562,275

The following abbreviations are used in portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
*	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $186,658,002; cash collateral of $196,375,079 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(c)	Represents issuer in default on interest payments and/or principal repayment; non-income producing security.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Short-Term Bond Series and the Dryden Core Investment Fund – Taxable Money Market Series.
(f)	Indicates a security that has been deemed illiquid.
(g)	Standard & Poor’s rating.
(h)	Indicates a variable rate security. The maturity date presented for these instruments is the latter of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2008.
(i)	Amount is actual; not rounded to thousands
(j)	Represents zero coupon or step bond. Rate shown reflects the effective yield at the time of purchase.
(k)	Indicates a restricted security; the aggregate cost of such securities is $18,020,191. The aggregate value of $14,921,349 is approximately 1.0% of net assets.
(l)	As of September 30, 2008, 7 securities representing $370,937 and 0.02% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $370,937 was valued using Significant Unobservable Inputs (Level 3, as defined below).
(m)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on credit default swap agreements as follows:

Credit default swap agreements outstanding at September 30, 2008:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation/ (Depreciation)
Buy Protection(1):
Citibank, NA	12/20/2012	$4,250	2.85%	American Axle & Manufacturing, Inc., 5.25%, 2/11/14	$1,428,805
Merrill Lynch Capital Services	6/20/2013	10,000	5.00%	CDX North America, High Yield, Ser. 10	55,560
Merrill Lynch Capital Services	12/20/2013	5,000	4.35%	Ryland Group, Inc., 5.375%, 1/15/15	3,945
Merrill Lynch Capital Services	12/20/2013	5,000	4.60%	KB Home, 6.25%, 6/15/15	(21,647)
Sell Protection(2):
JP Morgan Chase Bank	6/20/2009	3,250	5.00%	Harrah’s Operating Co., Inc., 5.625%, 6/01/15	(91,476)
Merrill Lynch Capital Services	9/20/2009	2,000	4.65%	General Motors Corp., 7.125%, 7/15/13	(490,388)
Morgan Stanley Capital Services, Inc.	9/20/2010	2,500	4.20%	Lear Corp., 8.11%, 5/15/09	(317,551)
Barclays Bank PLC	6/20/2013	1,615	5.00%	Station Casino’s, Inc., 6.00%, 4/01/12	(602,289)
Goldman Sachs International	3/20/2016	3,150	4.10%	NRG Energy, Inc., 7.25%, 2/01/14	(178,186)

					$(213,227)

(1)	The portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(2)	The portfolio receives the fixed rate and pays the counterparty par in the event that the underlying bond defaults.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$231,771,208	$—
Level 2 - Other Significant Observable Inputs	1,425,766,305	(213,227)
Level 3 - Significant Unobservable Inputs	370,937	—

Total	$1,657,908,450	$(213,227)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments (OFI)
Balance as of 12/31/07	$1,109,740	$150,060
Realized gain (loss)	(772,816)	—
Change in unrealized appreciation (depreciation)	(9,723)	—
Accrued discounts/premiums	(8)	—
Net purchases (sales)	43,744	—
Transfers in and/or out of Level 3	—	(150,060)

Balance as of 9/30/08	$370,937	—

JENNISON 20/20 FOCUS PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 95.9%
COMMON STOCKS
Beverages — 2.0%
PepsiCo, Inc.	80,100	$5,708,727

Biotechnology — 4.9%
Celgene Corp.(a)	110,600	6,998,768
Gilead Sciences, Inc.(a)	153,000	6,973,740

		13,972,508

Capital Markets — 2.3%
Charles Schwab Corp. (The)	250,000	6,500,000

Chemicals — 2.8%
Monsanto Co.	81,000	8,017,380

Communications Equipment — 6.5%
Cisco Systems, Inc.(a)	325,500	7,343,280
QUALCOMM, Inc.(b)	183,700	7,893,589
Research In Motion Ltd.(a)(b)	49,500	3,380,850

		18,617,719

Computers & Peripherals — 1.6%
Apple, Inc.(a)	40,600	4,614,596

Consumer Finance — 2.7%
SLM Corp.(a)	629,600	7,769,264

Diversified Consumer Services — 5.2%
Career Education Corp.(a)	408,300	6,675,705
H&R Block, Inc.	357,500	8,133,125

		14,808,830

Energy Equipment & Services — 7.4%
Halliburton Co.	220,200	7,132,278
Schlumberger Ltd.	94,900	7,410,741
Tenaris SA, ADR (Luxembourg)	175,000	6,525,750

		21,068,769

Food & Staples Retailing — 1.9%
CVS/Caremark Corp.	159,500	5,368,770

Food Products — 6.0%
Cadbury Schweppes PLC, ADR (United Kingdom)	207,956	8,513,718
ConAgra Foods, Inc.(b)	435,300	8,470,938

		16,984,656

Healthcare Equipment & Supplies — 5.7%
Alcon, Inc.	46,300	7,477,913
Baxter International, Inc.	131,500	8,630,345

		16,108,258

Household Products — 1.0%
Colgate-Palmolive Co.	39,200	2,953,720

Independent Power Producers & Energy Traders — 2.3%
NRG Energy, Inc.(a)(b)	268,800	6,652,800

Insurance — 3.2%
XL Capital Ltd. (Class A Stock)(b)	500,000	8,970,000

Internet & Catalog Retail — 3.0%
Amazon.com, Inc.(a)(b)	117,100	8,520,196

Internet Software & Services — 2.7%
Google, Inc. (Class A Stock)(a)	19,100	7,649,932

IT Services — 2.3%
Visa, Inc. (Class A Stock)(b)	108,700	6,673,093

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.(a)	135,900	7,474,500

Media — 4.2%
Comcast Corp. (Class A Stock)	406,700	7,983,521
Sirius XM Radio, Inc.(a)(b)	6,852,740	3,906,062

		11,889,583

Metals & Mining — 3.5%
Century Aluminum Co.(a)	194,700	5,391,243
Freeport-McMoRan Copper & Gold, Inc.(b)	80,300	4,565,055

		9,956,298

Multi-Utilities — 2.6%
Sempra Energy	147,800	7,459,466

Oil, Gas & Consumable Fuels — 4.8%
Southwestern Energy Co.(a)(b)	234,600	7,164,684
Suncor Energy, Inc.	150,500	6,342,070

		13,506,754

Pharmaceuticals — 5.0%
Abbott Laboratories	96,900	5,579,502
Schering-Plough Corp.	464,900	8,586,703

		14,166,205

Software — 5.3%
Adobe Systems, Inc.(a)	151,500	5,979,705
Symantec Corp.(a)	461,700	9,040,086

		15,019,791

Wireless Telecommunication Services — 4.4%
NII Holdings, Inc.(a)	170,600	6,469,152
Sprint Nextel Corp.	997,600	6,085,360

		12,554,512

TOTAL LONG-TERM INVESTMENTS (cost $274,803,692)		272,986,327

SHORT-TERM INVESTMENT — 22.8%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund—Taxable Money Market Series (cost $64,860,336; Includes $54,442,614 of cash collateral received for securities on loan)(c)(d)	64,860,336	64,860,336

TOTAL INVESTMENTS — 118.7% (cost $339,664,028)		337,846,663
LIABILITIES IN EXCESS OF OTHER ASSETS — (18.7%)		(53,154,678)

NET ASSETS — 100.0%		$284,691,985

The following abbreviation is used in the portfolio descriptions:

ADR – American Depositary Receipt

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $54,384,308; cash collateral of $54,442,614 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$337,846,663	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$337,846,663	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

JENNISON PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS
Aerospace & Defense 4.9%
182,100	Lockheed Martin Corp.(b)	$19,970,907
458,100	Raytheon Co.	24,512,931
520,200	United Technologies Corp.	31,243,212

		75,727,050

Beverages 4.1%
307,800	Coca-Cola Co.(The)(b)	16,276,464
671,700	PepsiCo, Inc.	47,872,059

		64,148,523

Biotechnology 9.6%
502,700	Celgene Corp.(a)	31,810,856
503,900	Genentech, Inc.(a)	44,685,852
1,560,900	Gilead Sciences, Inc.(a)	71,145,822

		147,642,530

Capital Markets 5.0%
1,690,700	Charles Schwab Corp.(The)(b)	43,958,200
185,300	Goldman Sachs Group, Inc.(The)(b)	23,718,400
209,800	Lazard Ltd. (Class A Stock)(b)	8,971,048

		76,647,648

Chemicals 3.4%
524,800	Monsanto Co.	51,944,704

Communications Equipment 7.8%
2,329,700	Cisco Systems, Inc.(a)(b)	52,558,032
233,100	Nokia OYJ, ADR (Finland)(b)	4,347,315
1,046,900	QUALCOMM, Inc.	44,985,293
272,500	Research In Motion Ltd.(a)(b)	18,611,750

		120,502,390

Computers & Peripherals 5.2%
245,900	Apple, Inc.(a)	27,948,994
1,121,500	Hewlett-Packard Co.	51,858,160

		79,807,154

Diversified Financial Services 0.8%
268,900	J.P. Morgan Chase & Co.	12,557,630

Electrical Equipment 1.3%
1,000,400	ABB Ltd., ADR (Switzerland)	19,407,760

Energy Equipment & Services 5.9%
86,600	First Solar, Inc.(a)	16,359,606
687,800	Halliburton Co.	22,277,842
665,900	Schlumberger Ltd.	52,000,131

		90,637,579

Food & Staples Retailing 7.3%
484,100	Costco Wholesale Corp.(b)	31,432,613
961,900	CVS/Caremark Corp.	32,377,554
813,200	Wal-Mart Stores, Inc.	48,702,548

		112,512,715

Health Care Equipment & Supplies 6.0%
275,800	Alcon, Inc.	44,544,458
727,100	Baxter International, Inc.	47,719,573

		92,264,031

Health Care Providers & Services 1.6%
562,100	Medco Health Solutions, Inc.(a)	25,294,500

Hotels, Restaurants & Leisure 0.5%
309,900	Marriott International, Inc.(Class A Stock)	8,085,291

Household Products 2.6%
532,800	Colgate-Palmolive Co.	40,146,480

Industrial Conglomerates 0.8%
457,700	McDermott International, Inc.(a)	11,694,235

Internet & Catalog Retail 2.9%
612,500	Amazon.com, Inc.(a)(b)	44,565,500

Internet Software & Services 4.0%
154,500	Google, Inc.(Class A Stock)(a)	61,880,340

IT Services 4.2%
801,400	Infosys Technologies Ltd., ADR (India)(b)	26,694,634
616,000	Visa, Inc., (Class A Stock)(b)	37,816,240

		64,510,874

Life Sciences, Tools & Services 2.2%
611,300	Thermo Fisher Scientfic, Inc.(a)	33,621,500

Media 1.7%
853,400	Walt Disney Co. (The)(b)	26,190,846

Oil, Gas & Consumable Fuels 2.6%
262,300	Occidental Petroleum Corp.	18,479,035
729,100	Southwestern Energy Co.(a)	22,266,714

		40,745,749

Pharmaceuticals 8.3%
811,600	Abbott Laboratories (b)	46,731,928
868,000	Mylan Laboratories, Inc.(a)(b)	9,912,560
201,000	Shire PLC ADR (United Kingdom)	9,597,750
835,900	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)(b)	38,275,861
638,400	Wyeth	23,582,496

		128,100,595

Semiconductors & Semiconductor Equipment 0.7%
1,051,700	NVIDIA Corp.(a)(b)	11,263,707

Software 4.1%
929,700	Adobe Systems, Inc.(a)	36,695,259
1,004,700	Microsoft Corp.	26,815,443

		63,510,702

Textiles, Apparel & Luxury Goods 1.6%
380,300	NIKE, Inc.(Class B Stock)(b)	25,442,070

	Total long-term investments (cost $1,300,377,893)	1,528,852,103

SHORT-TERM INVESTMENTS 15.5%
Affiliated Money Market Mutual Fund
239,957,505	Dryden Core Investment Fund - Taxable Money Market Series (cost $239,957,505; includes $227,571,039 of cash collateral received for securities on loan)(c)(d)	239,957,505

	Total Investments 114.6% (cost $1,540,335,398)	1,768,809,608
	Other Liabilities in excess of other assets (14.6%)	(225,569,800)

	Net Assets 100.0%	$1,543,239,808

The following abbreviation is used in portfolio descriptions:

ADR	American Depositary Receipt

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $235,988,517; cash collateral of $227,571,039 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,768,809,608	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,768,809,608	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MONEY MARKET PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Certificates of Deposit 16.7%
BNP Paribas	2.800%	11/14/08	$10,000	$10,000,000
BNP Paribas	2.800%	11/24/08	40,000	40,000,000
Branch Banking & Trust Co.	2.710%	11/17/08	15,000	15,000,000
Chase Bank USA NA	2.580%	11/03/08	15,000	15,000,000
Rabobank Nederland NV (NY Branch)	2.720%	11/24/08	46,000	46,000,000
Royal Bank of Scotland/New York	2.810%	11/28/08	17,468	17,468,000
Sanpaolo IMI SpA	2.800%	10/07/08	20,000	19,999,984
Skandinaviska Enskilda Banken AB	2.800%	11/17/08	52,000	51,999,392
Toronto Dominion	2.750%	10/08/08	22,716	22,710,595

				238,177,971

Commercial Paper 52.2%
Australia & New Zealand Banking 144A(c)(d)	2.720%	11/18/08	25,000	24,909,333
Australia & New Zealand Banking 144A(a)(c)	3.214%	10/02/09	40,000	40,000,000
Automatic Data Processing, Inc. 144A(a)(c)	2.000%	10/01/08	50,000	50,000,000
Bank of Ireland(d)	3.315%	09/04/09	41,000	41,000,000
Cargill, Inc. 144A(c)(d)	3.550%	10/31/08	40,000	39,881,667
CBA (Delaware) Finance 144A(c)(d)	2.725%	11/17/08	27,000	26,903,944
Citigroup Funding, Inc.(d)	2.880%	11/12/08	43,000	42,855,520
Citigroup Funding, Inc.(d)	2.890%	11/19/08	5,000	4,980,332
Citigroup Funding, Inc.(d)	2.900%	12/03/08	18,000	17,908,650
Danske Corp. 144A(c)(d)	2.720%	10/10/08	50,000	49,966,000
Edison Asset Securitization LLC 144A(c)(d)	3.000%	10/24/08	60,000	59,884,999
General Electric Capital Corp.(d)	2.610%	11/12/08	10,000	9,969,550
JPMorgan Chase & Co.(d)	2.630%	10/09/08	14,909	14,900,287
JPMorgan Chase & Co.(d)	2.760%	12/09/08	37,000	36,804,270
KBC Financial Products International 144A(c)(d)	2.750%	10/02/08	18,903	18,901,556
Long Lane Master Trust IV 144A(c)(d)	2.530%	10/06/08	37,908	37,892,360
Morgan Stanley(d)	2.650%	10/14/08	8,138	8,130,212
Nokia Corp. 144A(c)(d)	3.500%	10/28/08	33,000	32,913,375
Nokia Corp. 144A(c)(d)	3.500%	11/04/08	15,000	14,950,417
Old Line Funding LLC 144A(c)(d)	2.490%	10/07/08	15,495	15,488,570
Old Line Funding LLC 144A(c)(d)	2.250%	10/10/08	50,000	49,946,875
PNC Funding Corp.(d)	2.660%	10/22/08	25,000	24,961,208
Prudential PLC 144A(c)(d)	2.750%	10/21/08	5,000	4,992,362
Prudential PLC(d)	2.720%	10/24/08	12,000	11,979,140
Sanpaolo IMI US Financial Co.(d)	4.250%	10/03/08	20,000	19,995,278
State Street Corp.(d)	2.720%	10/22/08	14,000	13,977,787
Westpac Securities NZ LT 144A(a)(c)	3.004%	01/28/09	30,000	30,000,000

				744,093,692

Other Corporate Obligations 13.4%
Bank of America Corp.(a)	2.998%	08/06/09	30,000	30,000,000
Metlife Insurance Co. of Connecticut(a)(b)(f) (cost $6,000,000; purchased 7/07/08)	3.239%	07/07/09	6,000	6,000,000
Metropolitan Life Insurance Co.(a)(b)(f) (cost $8,000,000; purchased 2/01/08)	3.051%	02/02/09	8,000	8,000,000
Morgan Stanley Dean Witter M.T.N.(a)	2.636%	10/31/08	31,000	31,000,000
Nordea Bank AB M.T.N. 144A(a)(c)	3.149%	09/24/09	40,000	40,000,000
US BanK NA	2.500%	10/14/08	20,000	20,000,000
Wells Fargo BK NA	2.640%	10/27/08	19,650	19,650,000
Wells Fargo BK NA	2.640%	10/28/08	12,000	12,000,000
Wells Fargo & Co. M.T.N.(a)	3.380%	09/23/09	25,000	25,015,376

				191,665,376

U.S. Government Agency 12.3%
Federal Home Loan Bank(e)	2.539%	11/21/08	14,000	13,950,813
Federal Home Loan Bank(a)	2.397%	02/17/09	10,000	10,000,000
Federal Home Loan Bank(a)	1.710%	02/19/09	25,000	25,000,000
Federal Home Loan Bank(a)	1.740%	02/23/09	25,000	25,000,000
Federal Home Loan Bank(a)	1.785%	02/27/09	33,000	33,000,000
Federal Home Loan Bank(a)	1.820%	03/27/09	25,000	25,000,000
Federal Home Loan Mortgage Corp.(e)	2.527%	11/17/08	14,000	13,954,854
Federal National Mortgage Association(e)	2.607%	11/10/08	30,000	29,915,000

				175,820,667

Repurchase Agreements 5.3%
Barclays Capital, Inc. 2.00%, dated 9/30/08, due 10/1/08 in the amount of $76,002,222 (cost $75,998,000; the value of collateral including accrued interest was $77,517,961)(h)			75,998	75,998,000

TOTAL INVESTMENTS 99.9% (amortized cost $1,425,755,706)(g)				1,425,755,706
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%				1,572,935

NET ASSETS 100.0%				$1,427,328,641

The following abbreviation is used in portfolio descriptions:

M.T.N. Medium Term Notes

(a)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at September 30, 2008.
(b)	Indicates an illiquid security.
(c)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents zero coupon bond. Rate shown reflects the effective yield at the time of purchase.
(f)	Indicates a restricted security; the aggregate cost of such securities is $14,000,000. The aggregate value of $14,000,000 is approximately 0.9% of net assets.
(g)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting purposes.
(h)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$—	—
Level 2 - Other Significant Observable Inputs	1,425,755,706	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,425,755,706	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

NATURAL RESOURCES PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.2%
COMMON STOCKS — 98.0%

All Other Basic Metals — 1.0%
Cameco Corp. (Canada)	466,800	$10,114,549
Platmin Ltd., 144A (South Africa)(a)(f)	276,900	614,032

		10,728,581

Aluminum — 1.2%
Century Aluminum Co.(a)(b)	473,400	13,108,446

Coal — 1.1%
Patriot Coal Corp.(a)(b)	432,000	12,549,600

Copper — 3.4%
First Quantum Minerals Ltd. (Canada)	259,500	9,753,347
Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)	396,019	22,513,681
Southern Copper Corp.(b)	290,700	5,546,556

		37,813,584

Diversified Exploration & Production — 15.5%
BG Group PLC (United Kingdom)	798,900	14,488,819
Cairn Energy PLC (United Kingdom)(a)	398,000	14,855,080
Concho Resources, Inc.(a)(b)	417,900	11,538,219
Denbury Resources, Inc.(a)(b)	791,100	15,062,544
Devon Energy Corp.	261,300	23,830,560
Newfield Exploration Co.(a)	315,500	10,092,845
OGX Petroleo e Gas Participacoes SA (Brazil)(a)	55,913	11,371,239
Oil Search Ltd. (Papua New Guinea)	1,882,841	8,426,257
Pacific Rubiales Energy Corp. (Canada)(a)	1,610,500	10,184,322
Pioneer Natural Resources Co.	289,000	15,108,920
St. Mary Land & Exploration Co.	166,500	5,935,725
Talisman Energy, Inc.	1,111,300	15,802,686
Woodside Petroleum Ltd. (Australia)	420,462	16,966,050

		173,663,266

Diversified Metals & Mining — 3.7%
African Rainbow Minerals Ltd. (South Africa)	545,850	10,486,034
BHP Billiton Ltd., ADR (Australia)(b)	227,500	11,827,725
First Uranium Corp. (South Africa)(a)	390,800	1,252,176
First Uranium Corp., 144A (South Africa)(a)(f)	400,000	1,281,654
FNX Mining Co., Inc. (Canada)(a)	351,100	3,714,716
FNX Mining Co., Inc., 144A (Canada)(a)	56,300	595,666
Northern Dynasty Minerals Ltd.(a)(b)	859,700	3,696,710
Sterlite Industries India Ltd., ADR (India)(b)	1,007,500	9,077,575

		41,932,256

Diversified Resources — 0.2%
EDP Renovaveis SA, 144A (Spain)(a)	285,700	2,248,340

Drillers — 3.7%
Nabors Industries Ltd.(a)(b)	412,900	10,289,468
Noble Corp.(b)	315,200	13,837,280
Transocean, Inc.(b)	120,503	13,236,050
Vantage Drilling Co.(a)(b)	1,457,800	4,358,822

		41,721,620

Energy Services — 18.5%
BJ Services Co.(b)	541,600	10,360,808
Cameron International Corp.(a)(b)	603,200	23,247,328
Complete Production Services, Inc.(a)	527,000	10,608,510
Exterran Holdings, Inc.(a)(b)	181,000	5,784,760
FMC Technologies, Inc.(a)(b)	184,000	8,565,200
Halliburton Co.	821,300	26,601,907
Integra Group Holdings, GDR(a)	1,236,950	4,292,217
National-Oilwell Varco, Inc.(a)	503,500	25,290,805
Petroleum Geo-Services ASA, ADR (Norway)(a)(b)	679,800	8,905,380
Schlumberger Ltd.(b)	317,100	24,762,339
SEACOR Holdings, Inc.(a)(b)	50,500	3,986,975
Smith International, Inc.	381,300	22,359,432
Superior Energy Services, Inc.(a)	408,300	12,714,462
Tenaris SA, ADR (Luxembourg)(b)	525,800	19,607,082

		207,087,205

Foods — 0.9%
Agrenco Ltd., 144A (Brazil)(a)(f)	1,166,700	159,410
Cosan Ltd. (Class A)(a)	1,274,400	10,169,712

		10,329,122

Gold — 13.7%
AGNICO-EAGLE Mines Ltd.(b)	191,800	10,562,426
AXMIN, Inc. (Canada)(a)	4,338,700	1,019,192
Barrick Gold Corp.	378,094	13,891,174
Centerra Gold, Inc. (Canada)(a)	597,600	2,189,937
Cia de Minas Buenaventura SA, ADR (Peru)(b)	652,000	15,308,959
Crystallex International Corp.(a)(b)	2,345,700	1,900,017
Crystallex International Corp. (Canada)(a)	442,700	353,578
Eldorado Gold Corp. (Canada)(a)	1,921,300	11,987,251
European Goldfields Ltd. (Canada)(a)	2,382,600	6,626,729
Gabriel Resources Ltd. (Canada)(a)	1,758,800	3,387,869
Gold Reserve, Inc.(a)	596,000	655,600
Gold Reserve, Inc. (Canada)(a)	131,900	132,613
Goldcorp, Inc.(b)	414,277	13,103,582
Greystar Resources Ltd. (Canada)(a)	747,600	1,004,527
Highland Gold Mining Ltd. (United Kingdom)(a)	427,900	524,251
Kinross Gold Corp.(b)	1,166,200	18,799,143
Lihir Gold Ltd., 144A (Papua New Guinea)(a)	2,344,983	4,763,793
Lihir Gold Ltd., ADR (Papua New Guinea)(a)(b)	462,300	9,662,070
Nevsun Resources Ltd. (Canada)(a)	1,782,900	2,027,070
Newcrest Mining Ltd. (Australia)	518,591	10,775,263

Newcrest Mining Ltd., 144A (Australia)	127,627	2,651,829
Newmont Mining Corp.(b)	387,500	15,019,500
Orezone Resources, Inc. (Canada)(a)	1,464,300	687,949
Seabridge Gold, Inc.(a)(b)	97,300	1,654,100
SEMAFO, Inc. (Canada)(a)	1,302,800	1,395,529
SEMAFO, Inc., 144A (Canada)(a)(f)	3,216,300	3,445,226

		153,529,177

Integrated Oil/Domestic — 3.2%
Hess Corp.(b)	181,500	14,897,520
Occidental Petroleum Corp.(b)	300,500	21,170,225

		36,067,745

Integrated Oil/International — 4.4%
Petroleo Brasileiro SA, ADR (Brazil)	428,200	18,819,390
Reliance Industries Ltd., GDR 144A (India)	141,400	11,738,024
Sasol Ltd., ADR (South Africa)(b)	448,600	19,061,014

		49,618,428

Iron & Steel — 2.1%
Cleveland-Cliffs, Inc.	314,700	16,660,218
MMX Mineracao e Metalicos SA (Brazil)(a)	1,384,000	6,531,252

		23,191,470

Mineral Sands — 2.9%
OPTI Canada, Inc. (Canada)(a)	1,261,948	13,102,678
Suncor Energy, Inc.	407,000	17,150,980
UTS Energy Corp. (Canada)(a)	2,296,900	2,740,957

		32,994,615

Natural Gas Production — 15.7%
Bill Barrett Corp.(a)(b)	288,300	9,257,313
BPI Energy Holdings, Inc.(a)	2,800,000	532,000
Cabot Oil & Gas Corp.(b)	361,700	13,071,838
EOG Resources, Inc.	123,600	11,057,256
Equitable Resources, Inc.(b)	309,000	11,334,120
Linc Energy Ltd.,144A (Australia)(a)(f)	2,820,000	11,450,639
PetroHawk Energy Corp.(a)	505,200	10,927,476
Quicksilver Resources, Inc.(a)(b)	491,000	9,638,330
Range Resources Corp.	449,750	19,280,782
Sandridge Energy, Inc.(a)	479,900	9,406,040
Southwestern Energy Co.(a)	1,044,700	31,905,137
Trident Resources Corp. (Canada)(Private) (cost $4,402,178; purchased 12/4/03)(a)(f)(g)	412,657	3,877,445
Ultra Petroleum Corp.(a)(b)	299,000	16,546,660
XTO Energy, Inc.	307,125	14,287,455
Zodiac Exploration Corp. (Canada)(Private) (cost $3,747,599; purchased 8/08/08)(a)(f)(g)	8,000,000	3,758,515

		176,331,006

Non-Natural Resources — 1.0%
NRG Energy, Inc.(a)(b)	451,600	11,177,100

Oil & Gas Refining & Marketing — 0.9%
Frontier Oil Corp.	161,100	2,967,462
Sunoco, Inc.(b)	76,800	2,732,544
Valero Energy Corp.	145,000	4,393,500

		10,093,506

Oil & Gas Storage & Transportation — 1.8%
Cheniere Energy, Inc.(a)(b)	739,200	1,663,200
LLX Logistica SA (Brazil)(a)	1,384,000	1,309,160
Williams Cos., Inc.(b)	744,800	17,614,520

		20,586,880

Platinum — 0.9%
Impala Platinum Holdings Ltd., ADR (South Africa)(b)	494,100	9,980,820

Silver — 2.2%
Apex Silver Mines Ltd.(a)(b)	160,500	276,060
Coeur d’Alene Mines Corp.(a)(b)	807,200	1,235,016
Hecla Mining Co.(a)(b)	1,506,100	7,048,548
Pan American Silver Corp.(a)(b)	346,900	7,711,587
Pan American Silver Corp. (Canada)(a)	130,458	2,839,001
Silver Wheaton Corp(a)(b)	738,000	6,014,700

		25,124,912

TOTAL COMMON STOCKS (cost $1,069,856,421)		1,099,877,679

	Principal Amount (000)#
CORPORATE BOND — 1.2%
Natural Gas Production
Trident Subordinated Unsecured Note, PIK, 11.204%, due 8/12/12 (cost $15,882,517; purchased 8/20/07) (Canada)(Private)(f)(g)	CAD 16,650	13,260,548

	Units
WARRANTS(a)
Gold
Crystallex International Corp. Warrant, expiring 8/11/09 (Canada)(Private) (cost $0; purchased 2/08/08)(f)(g)	221,350	4,270

Natural Gas Production
Trident Warrant, expiring 1/01/15 (Canada)(Private) (cost $0; purchased 8/20/07)(f)(g)	1,455,868	137
Zodiac Exploration Corp. Warrant, expiring 2/10/12 (Canada)(Private) (cost $0; purchased 8/08/08)(f)(g)	8,000,000	—	(h)

		137

TOTAL WARRANTS (cost $0)		4,407

TOTAL LONG TERM INVESTMENTS (cost $1,085,738,938)		1,113,142,634

	Shares
SHORT-TERM INVESTMENT — 27.1%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $304,620,911; includes $303,883,677 cash collateral received for securities on loan)(c)(d)	304,620,911	304,620,911

TOTAL INVESTMENTS(e) — 126.3% (cost $1,390,359,849)		1,417,763,545
LIABILITIES IN EXCESS OF OTHER ASSETS — (26.3%)		(294,971,588)

NET ASSETS — 100.0%		$1,122,791,957

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR	American Depositary Receipt
CAD	Canadian Dollar
GDR	Global Depositary Receipt
PIK	Payment in Kind

#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $298,337,211; cash collateral of $303,883,677 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(c)	Represents security, or portion thereof, purchased with cash collateral for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	As of September 30, 2008, 16 securities representing $116,288,930 and 10.4% of the net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $20,900,915 were fair valued using Significant Unobservable Inputs (Level 3, as defined below.)
(f)	Indicates illiquid securities.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $24,032,294. The aggregate value of $20,900,915 is approximately 1.9% of the net assets.
(h)	Less than $1.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,301,474,615	—
Level 2 - Other Significant Observable Inputs	95,388,015	—
Level 3 - Significant Unobservable Inputs	20,900,915	—

Total	$1,417,763,545	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$33,530,418
Realized gain (loss)	6,614
Change in unrealized appreciation (depreciation)	(3,872,196)
Net purchases (sales)	4,838,084
Transfers in and/or out of Level 3	(13,602,005)

Balance as of 9/30/08	$20,900,915

SMALL CAPITALIZATION STOCK PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 98.6%
COMMON STOCKS
Aerospace & Defense 2.6%
AAR Corp.(a)(b)	51,427	$853,174
Applied Signal Technology, Inc.	16,899	293,705
Ceradyne, Inc.(a)(b)	34,952	1,281,340
Cubic Corp.	20,590	506,308
Curtiss-Wright Corp.	59,712	2,713,910
Esterline Technologies Corp.(a)(b)	39,431	1,561,073
GenCorp, Inc.(a)	64,563	435,155
Moog, Inc. (Class A Stock)(a)(b)	56,720	2,432,154
Orbital Sciences Corp.(a)	77,900	1,867,263
Teledyne Technologies, Inc.(a)(b)	47,393	2,708,984
Triumph Group, Inc.	21,809	996,889

		15,649,955

Air Freight & Logistics 0.5%
Forward Air Corp.(b)	38,429	1,046,422
HUB Group, Inc. (Class A Stock)(a)(b)	50,017	1,883,140

		2,929,562

Airlines 0.2%
SkyWest, Inc.	75,740	1,210,325

Auto Components 0.3%
ATC Technology Corp.(a)	27,900	662,346
Drew Industries, Inc.(a)(b)	25,935	443,748
Spartan Motors, Inc.	43,363	137,894
Standard Motor Products, Inc.	15,864	98,674
Superior Industries International, Inc.	30,779	589,726

		1,932,388

Automobiles 0.1%
Fleetwood Enterprises, Inc.(a)(b)	101,210	103,234
Monaco Coach Corp.	39,600	77,220
Winnebago Industries, Inc.(b)	38,577	498,415

		678,869

Beverages 0.1%
Boston Beer Co., Inc. (Class A Stock)(a)(b)	13,320	632,567

Biotechnology 1.0%
ArQule, Inc.(a)	37,428	120,518
Cubist Pharmaceuticals, Inc.(a)(b)	75,100	1,669,473
Martek Biosciences Corp.(a)	44,051	1,384,082
Regeneron Pharmaceuticals, Inc.(a)	83,121	1,814,532
Savient Pharmaceuticals, Inc.(a)(b)	62,753	935,647

		5,924,252

Building Products 1.3%
Apogee Enterprises, Inc.(b)	38,169	573,680
Gibraltar Industries, Inc.	35,767	669,201
Griffon Corp.(a)	54,642	492,871
Lennox International, Inc.	62,273	2,071,822
NCI Building Systems, Inc.(a)(b)	26,192	831,596
Quanex Building Products Corp.	50,006	762,091
Simpson Manufacturing Co., Inc.(b)	49,674	1,345,669
Universal Forest Products, Inc.(b)	22,204	775,142

		7,522,072

Capital Markets 1.4%
Greenhill & Co., Inc.(b)	23,300	1,718,375
Investment Technology Group, Inc.(a)	57,945	1,763,266
LaBranche & Co., Inc.(a)(b)	71,606	322,227
optionsXpress Holdings, Inc.	56,574	1,098,667
Piper Jaffray Cos., Inc.(a)(b)	20,936	905,482
Stifel Financial Corp.(a)(b)	33,300	1,661,670
SWS Group, Inc.	36,465	735,134
TradeStation Group, Inc.(a)	42,653	398,806

		8,603,627

Chemicals 1.4%
A. Schulman, Inc.	35,081	693,902
Arch Chemicals, Inc.	33,060	1,167,018
Balchem Corp.(b)	24,100	642,747
Georgia Gulf Corp.(b)	39,772	99,430
H.B. Fuller Co.(b)	64,344	1,342,858
Material Sciences Corp.(a)	15,641	89,936
NewMarket Corp.	16,720	878,803
OM Group, Inc.(a)(b)	40,461	910,373
Omnova Solutions, Inc.(a)	56,841	113,114
Penford Corp.	14,946	264,395
PolyOne Corp.(a)	123,889	799,084
Quaker Chemical Corp.	14,110	401,571
Stepan Co.	9,500	518,415
Zep, Inc.	27,760	489,686

		8,411,332

Commercial Banks 6.5%
Boston Private Financial Holdings, Inc.(b)	76,016	664,380
Cascade Bancorp(b)	37,235	331,019
Central Pacific Financial Corp.(b)	38,116	640,730
Columbia Banking Systems, Inc.(b)	24,121	427,665
Community Bank System, Inc.(b)	39,749	999,687
East West Bancorp, Inc.(b)	84,323	1,155,225
First BanCorp/Puerto Rico(b)	100,689	1,113,620
First Commonwealth Financial Corp.(b)	85,604	1,153,086
First Financial Bancorp	42,234	616,616

First Financial Bankshares, Inc.(b)	27,600	1,431,888
First Midwest Bancorp, Inc.(b)	64,499	1,563,456
Frontier Financial Corp.(b)	62,377	837,723
Glacier Bancorp, Inc.(b)	71,747	1,777,173
Hancock Holding Co.(b)	31,336	1,598,136
Hanmi Financial Corp.	49,293	248,930
Independent Bank Corp.	25,282	156,496
Irwin Financial Corp.	25,134	99,279
Nara Bancorp, Inc.	29,504	330,445
National Penn Bancshares, Inc.(b)	105,800	1,544,680
Old National Bancorp/IN(b)	87,900	1,759,758
PrivateBancorp, Inc.(b)	36,293	1,511,966
Prosperity Bancshares, Inc.	54,458	1,851,027
Provident Bankshares Corp.(b)	44,000	427,240
Signature Bank(a)	45,765	1,596,283
South Financial Group, Inc. (The)(b)	96,667	708,569
Sterling Bancorp(b)	23,874	345,218
Sterling Bancshares, Inc.	97,109	1,014,789
Sterling Financial Corp.	69,106	1,002,037
Susquehanna Bancshares, Inc.(b)	114,252	2,230,200
UCBH Holdings, Inc.(b)	146,735	940,571
UMB Financial Corp.(b)	39,168	2,057,104
Umpqua Holdings Corp.	79,797	1,173,814
United Bankshares, Inc.(b)	50,059	1,752,065
United Community Banks, Inc.(b)	53,577	710,431
Whitney Holding Corp.(b)	85,008	2,061,445
Wilshire Bancorp, Inc.	25,697	312,732
Wintrust Financial Corp.(b)	31,367	920,621

		39,066,104

Commercial Services & Supplies 2.4%
ABM Industries, Inc.	58,713	1,282,292
Bowne & Co., Inc.(b)	35,811	413,617
Consolidated Graphics, Inc.(a)(b)	14,826	449,673
G&K Services, Inc. (Class A Stock)	25,084	829,026
Healthcare Services Group	57,074	1,043,883
Interface, Inc. (Class A Stock)(b)	74,863	851,192
Mobile Mini, Inc.(a)	46,254	894,090
Standard Register Co. (The)	16,789	165,372
Sykes Enterprises, Inc.(a)(b)	44,378	974,541
Tetra Tech, Inc.(a)	78,990	1,900,499
United Stationers, Inc.(a)	31,141	1,489,474
Viad Corp.	27,881	802,694
Waste Connections, Inc.(a)(b)	102,940	3,530,843

		14,627,196

Communications Equipment 1.4%
Arris Group, Inc.(a)(b)	163,065	1,260,493
Bel Fuse, Inc. (Class B Stock)	15,673	446,210
Black Box Corp.	23,240	802,477
Blue Coat Systems, Inc.(a)(b)	51,712	733,793
Comtech Telecommunications Corp.(a)(b)	32,225	1,586,760
Digi International, Inc.(a)	34,052	347,330
Harmonic, Inc.(a)	125,850	1,063,433
NETGEAR, Inc.(a)	47,002	705,030

Network Equipment Technologies, Inc.(a)	38,350	131,157
PC-Tel, Inc.(b)	25,441	237,110
Symmetricom, Inc.(a)	59,601	296,217
Tollgrade Communications, Inc.(a)	17,611	73,966
ViaSat, Inc.(a)	35,883	846,121

		8,530,097

Computers & Peripherals 0.7%
Adaptec, Inc.(a)(b)	159,904	524,485
Avid Technology, Inc.(a)(b)	40,344	970,677
Hutchinson Technology, Inc.(a)(b)	30,432	352,403
Intevac, Inc.(a)	28,932	307,836
Novatel Wireless, Inc.(a)(b)	41,996	254,496
Stratasys, Inc.(a)(b)	27,839	486,347
Synaptics, Inc.(a)(b)	44,763	1,352,738

		4,248,982

Construction & Engineering 0.5%
EMCOR Group, Inc.(a)(b)	86,844	2,285,734
Insituform Technologies, Inc.(a)(b)	37,056	554,358

		2,840,092

Construction Materials 0.4%
Headwaters, Inc.(a)(b)	55,784	744,716
Texas Industries, Inc.(b)	36,569	1,494,210

		2,238,926

Consumer Finance 0.5%
Cash America International, Inc.	38,612	1,391,577
First Cash Financial Services, Inc.(a)	34,168	512,520
Rewards Network, Inc.(a)	35,817	179,801
World Acceptance Corp.(a)(b)	21,759	783,324

		2,867,222

Containers & Packaging 0.4%
Myers Industries, Inc.	37,397	471,576
Rock-Tenn Co. (Class A Stock)(b)	50,760	2,029,385

		2,500,961

Distributors 0.6%
Audiovox Corp.(a)	24,504	229,602
LKQ Corp.(a)	180,062	3,055,653

		3,285,255

Diversified Consumer Services 0.6%
Coinstar, Inc.(a)(b)	37,560	1,201,920
CPI Corp.	5,990	64,393
Hillenbrand, Inc.	82,900	1,671,263
Pre-Paid Legal Services, Inc.(a)(b)	10,237	422,379
Universal Technical Institute, Inc.(a)(b)	28,668	489,076

		3,849,031

Diversified Financial Services 0.3%
Financial Federal Corp.	33,910	777,217
Portfolio Recovery Associates, Inc.(a)(b)	20,378	990,982

		1,768,199

Diversified Telecommunication Services 0.3%
Fairpoint Communications, Inc.	118,200	1,024,794
General Communication, Inc. (Class A Stock)(a)(b)	58,631	542,923

		1,567,717

Electric Utilities 1.3%
ALLETE, Inc.	34,562	1,538,009
Central Vermont Public Services Corp.	13,777	322,933
Cleco Corp.(b)	79,713	2,012,753
El Paso Electric Co.(a)(b)	59,533	1,250,193
UIL Holdings Corp.(b)	33,594	1,153,282
Unisource Energy Corp.	47,156	1,376,484

		7,653,654

Electrical Equipment 2.6%
A.O. Smith Corp.	30,041	1,177,307
Acuity Brands, Inc.(b)	54,071	2,258,005
Baldor Electric Co.(b)	61,376	1,768,243
Belden, Inc.	57,236	1,819,532
Brady Corp. (Class A Stock)	71,561	2,524,672
C&D Technologies, Inc.(a)(b)	34,111	193,750
II-VI, Inc.(a)(b)	32,600	1,260,316
Magnetek, Inc.(a)	40,658	164,665
Regal-Beloit Corp.	42,834	1,821,302
Vicor Corp.	25,949	230,427
Woodward Governor Co.(b)	72,431	2,554,641

		15,772,860

Electronic Equipment & Instruments 3.9%
Agilysys, Inc.(b)	30,185	304,567
Anixter International, Inc.(a)(b)	39,746	2,365,284
Benchmark Electronics, Inc.(a)	88,275	1,242,912
Brightpoint, Inc.(a)	68,287	491,666
Checkpoint Systems, Inc.(a)(b)	51,282	965,127
Cognex Corp.(b)	55,727	1,123,456
CTS Corp.	44,693	571,177
Daktronics, Inc.(b)	45,097	751,316
Electro Scientific Industries, Inc.(a)(b)	35,877	510,171
FARO Technologies, Inc.(a)(b)	22,212	452,458
Gerber Scientific, Inc.(a)	31,604	288,861
Insight Enterprises, Inc.(a)(b)	60,498	811,278
Itron, Inc.(a)(b)	45,585	4,035,639
Keithley Instruments, Inc.	18,180	152,167
Littelfuse, Inc.(a)	28,775	855,481
LoJack Corp.(a)	23,017	153,984

Mercury Computer Systems, Inc.(a)	30,144	268,282
Methode Electronics, Inc.(b)	50,503	451,497
MTS Systems Corp.(b)	22,547	949,229
Newport Corp.(a)(b)	47,898	516,340
Park Electrochemical Corp.	27,211	659,595
Photon Dynamics, Inc.(a)	23,643	362,920
Plexus Corp.(a)	52,079	1,078,035
Radisys Corp.(a)(b)	29,985	257,871
Rogers Corp.(a)(b)	23,918	884,488
Scansource, Inc.(a)(b)	35,010	1,007,938
SYNNEX Corp.(a)	24,639	550,435
Technitrol, Inc.	54,434	805,079
TTM Technologies, Inc.(a)(b)	56,779	563,248

		23,430,501

Energy Equipment & Services 3.8%
Atwood Oceanics, Inc.(a)	73,972	2,692,581
Basic Energy Services, Inc.(a)	30,726	654,464
Bristow Group, Inc.(a)(b)	38,650	1,307,916
CARBO Ceramics, Inc.(b)	27,106	1,398,941
Dril-Quip, Inc.(a)(b)	40,554	1,759,638
Gulf Island Fabrication, Inc.(b)	19,021	655,654
Hornbeck Offshore Services, Inc.(a)(b)	30,592	1,181,463
ION Geophysical Corp.(a)(b)	114,009	1,617,788
Lufkin Industries, Inc.	19,795	1,570,733
Matrix Service Co.(a)	34,631	661,452
NATCO Group, Inc.(a)	26,836	1,078,270
Pioneer Drilling Co.(a)(b)	66,079	878,851
SEACOR Holdings, Inc.(a)(b)	27,722	2,188,652
Superior Well Services, Inc.(a)(b)	21,915	554,669
Tetra Technologies, Inc.(a)	99,334	1,375,776
Unit Corp.(a)(b)	62,752	3,126,304

		22,703,152

Exchange Traded Fund 0.1%
iShares S&P SmallCap 600 Index	6,319	376,044

Food & Staples Retailing 1.6%
Andersons, Inc. (The)	24,034	846,477
Casey’s General Stores, Inc.	67,402	2,033,519
Great Atlantic & Pacific Tea Co.(a)	40,059	433,438
Longs Drug Stores Corp.	40,256	3,044,965
Nash Finch Co.(b)	16,978	732,091
Spartan Stores, Inc.	29,321	729,506
United Natural Foods, Inc.(a)(b)	56,988	1,424,130

		9,244,126

Food Products 1.7%
Darling International, Inc.(a)	108,700	1,207,657
Flowers Foods, Inc.(b)	106,367	3,122,936
Green Mountain Coffee Roasters, Inc.(a)(b)	23,200	912,688
Hain Celestial Group, Inc.(a)(b)	53,321	1,467,927
J&J Snack Foods Corp.	18,847	639,102
Lance, Inc.(b)	41,825	949,009

Sanderson Farms, Inc.	23,165	851,082
TreeHouse Foods, Inc.(a)(b)	41,766	1,240,450

		10,390,851

Gas Utilities 3.1%
Atmos Energy Corp.	120,341	3,203,477
Laclede Group, Inc. (The)	29,215	1,416,635
New Jersey Resources Corp.(b)	55,897	2,006,143
Northwest Natural Gas Co.(b)	35,094	1,824,888
Piedmont Natural Gas Co., Inc.(b)	97,361	3,111,658
South Jersey Industries, Inc.	39,473	1,409,186
Southwest Gas Corp.	57,790	1,748,725
UGI Corp.	143,012	3,686,850

		18,407,562

Healthcare Equipment & Supplies 4.8%
Abaxis, Inc.(a)(b)	28,900	569,330
American Medical Systems Holdings, Inc.(a)	97,061	1,723,803
Analogic Corp.	17,867	889,062
Arthrocare Corp.(a)(b)	35,403	981,371
Biolase Technology, Inc.(a)	32,145	60,754
CONMED Corp.(a)(b)	38,202	1,222,464
Cooper Cos., Inc. (The)(b)	59,770	2,077,605
CryoLife, Inc.(a)	37,187	487,893
Cyberonics, Inc.(a)(b)	30,880	524,960
Datascope Corp.	17,648	911,166
Greatbatch, Inc.(a)(b)	30,390	745,771
Haemonetics Corp.(a)(b)	33,772	2,084,408
ICU Medical, Inc.(a)	16,667	506,843
Immucor, Inc.(a)(b)	93,259	2,980,558
Integra LifeSciences Holdings Corp.(a)(b)	25,886	1,139,761
Invacare Corp.	42,548	1,027,109
Kensey Nash Corp.(a)	15,457	486,277
Mentor Corp.(b)	44,823	1,069,477
Meridian Bioscience, Inc.(b)	53,476	1,552,943
Merit Medical Systems, Inc.(a)(b)	37,044	695,316
Natus Medical, Inc.(a)	36,900	836,154
Osteotech, Inc.(a)	23,649	100,745
Palomar Medical Technologies, Inc.(a)(b)	23,893	321,600
SurModics, Inc.(a)(b)	20,145	634,366
Symmetry Medical, Inc.(a)	47,558	882,676
Theragenics Corp.(a)	44,100	137,592
Vital Signs, Inc.	10,635	785,927
West Pharmaceutical Services, Inc.(b)	43,200	2,109,024
Zoll Medical Corp.(a)	27,900	912,888

		28,457,843

Healthcare Providers & Services 5.1%
Air Methods Corp.(a)(b)	14,300	404,833
Amedisys, Inc.(a)(b)	35,631	1,734,161
AMERIGROUP Corp.(a)	70,416	1,777,300
AMN Healthcare Services, Inc.(a)(b)	44,831	787,681
AmSurg Corp.(a)	42,006	1,069,893
Catalyst Health Solutions, Inc.(b)	50,538	1,320,053

Centene Corp.(a)(b)	57,462	1,178,546
Chemed Corp.(b)	30,481	1,251,550
Cross Country Healthcare, Inc.(a)(b)	40,661	662,368
Gentiva Health Services, Inc.(a)(b)	38,018	1,024,205
Healthspring, Inc.(a)	66,000	1,396,560
Healthways, Inc.(a)	44,537	718,382
HMS Holdings Corp.(a)	33,239	796,406
inVentiv Health, Inc.(a)	44,073	778,329
Landauer, Inc.	12,400	902,100
LCA-Vision, Inc.(b)	24,557	113,944
LHC Group, Inc.(a)	19,679	560,458
Magellan Health Services, Inc.(a)(b)	54,000	2,217,240
Medcath Corp.(a)	26,021	466,296
Molina Healthcare, Inc.(a)(b)	19,014	589,434
Odyssey Healthcare, Inc.(a)	43,551	442,043
Owens & Minor, Inc.(b)	54,949	2,665,027
Pediatrix Medical Group, Inc.(a)	60,583	3,266,634
PharMerica Corp.(a)(b)	40,364	907,786
PSS World Medical, Inc.(a)(b)	82,568	1,610,076
RehabCare Group, Inc.(a)	23,931	433,151
Res-Care, Inc.(a)	33,997	616,706
Sunrise Senior Living, Inc.(a)(b)	60,204	830,213

		30,521,375

Healthcare Technology 0.7%
Allscripts-Misys Healthcare Solutions, Inc.(b)	76,070	946,311
Eclipsys Corp.(a)(b)	72,200	1,512,590
Omnicell, Inc.(a)	41,188	541,622
Phase Forward, Inc.(a)	56,879	1,189,340

		4,189,863

Hotels, Restaurants & Leisure 3.0%
Buffalo Wild Wings, Inc.(a)(b)	23,727	954,774
California Pizza Kitchen, Inc.(a)(b)	32,527	418,622
CBRL Group, Inc.	29,400	773,220
CEC Entertainment, Inc.(a)(b)	30,137	1,000,548
CKE Restaurants, Inc.(b)	69,596	737,718
DineEquity, Inc.(b)	20,427	344,399
Interval Leisure Group, Inc.(a)	51,800	538,720
Jack in the Box, Inc.(a)(b)	75,286	1,588,535
Landry’s Restaurants, Inc.(b)	16,449	255,782
Marcus Corp.(b)	27,981	449,934
Monarch Casino & Resort, Inc.(a)(b)	15,110	172,103
Multimedia Games, Inc.(a)	30,648	132,706
O’Charleys, Inc.	28,280	247,450
P.F. Chang’s China Bistro, Inc.(a)(b)	31,620	744,335
Panera Bread Co. (Class A Stock)(a)(b)	40,436	2,058,193
Papa John’s International, Inc.(a)(b)	28,721	780,062
Peet’s Coffee & Tea, Inc.(a)	15,898	443,872
Pinnacle Entertainment, Inc.(a)	79,605	601,814
Red Robin Gourmet Burgers, Inc.(a)(b)	22,486	602,625
Ruby Tuesday, Inc.(a)(b)	70,100	405,879
Ruth’s Hospitality Group, Inc.(a)	26,847	105,509
Shuffle Master, Inc.(a)(b)	73,768	375,479
Sonic Corp.(a)(b)	80,068	1,166,591

Steak N Shake Co. (The)(a)(b)	37,916	329,111
Texas Roadhouse, Inc. (Class A Stock)(a)(b)	69,769	627,223
WMS Industries, Inc.(a)(b)	66,602	2,036,023

		17,891,227

Household Durables 1.0%
Bassett Furniture Industries, Inc.	15,417	131,815
Champion Enterprises, Inc.(a)(b)	103,271	573,154
Ethan Allen Interiors, Inc.	38,104	1,067,674
La-Z-Boy, Inc.(b)	68,859	641,766
Libbey, Inc.	19,508	166,013
M/I Homes, Inc.(b)	18,658	425,029
Meritage Homes Corp.(a)(b)	40,751	1,006,550
National Presto Industries, Inc.	6,365	474,193
Russ Berrie & Co., Inc.(a)	22,319	171,187
Skyline Corp.	8,994	237,711
Standard Pacific Corp.(a)(b)	152,883	750,656
Universal Electronics, Inc.(a)	18,441	460,656

		6,106,404

Household Products 0.2%
Central Garden & Pet Co. (Class A Stock)(a)	94,477	562,138
Spectrum Brands, Inc.(a)(b)	53,192	73,937
WD-40 Co.(b)	21,882	786,220

		1,422,295

Industrial Conglomerates 0.1%
Standex International Corp.	16,640	461,760
Tredegar Corp.	25,447	452,702

		914,462

Insurance 3.0%
Delphi Financial Group, Inc.	54,859	1,538,246
Hilb, Rogal & Hobbs Co.	48,431	2,263,665
Infinity Property & Casualty Corp.	20,339	837,967
LandAmerica Financial Group, Inc.(b)	20,508	497,319
National Financial Partners Corp.(b)	52,700	790,500
Navigators Group, Inc.(a)(b)	17,643	1,023,294
Presidential Life Corp.	28,644	452,289
ProAssurance Corp.(a)	44,492	2,491,552
RLI Corp.	23,600	1,465,324
Safety Insurance Group, Inc.	21,685	822,512
Selective Insurance Group(b)	69,982	1,603,987
Stewart Information Services Corp.	24,084	716,499
Tower Group, Inc.	26,920	634,235
United Fire & Casualty Co.	29,878	854,212
Zenith National Insurance Corp.	49,526	1,814,633

		17,806,234

Internet & Catalog Retail 0.6%
Blue Nile, Inc.(a)(b)	19,346	829,363
HSN, Inc.(a)(b)	51,800	570,318

NutriSystem, Inc.(b)	39,200	694,624
PetMed Express, Inc.(a)	31,430	493,451
Stamps.com, Inc.(a)(b)	20,274	236,598
Ticketmaster(a)	51,800	555,814

		3,380,168

Internet Software & Services 1.1%
Bankrate, Inc.(a)(b)	18,450	717,890
DealerTrack Holdings, Inc.(a)(b)	54,060	910,370
Infospace, Inc.(b)	45,886	497,863
j2 Global Communications, Inc.(a)	58,231	1,359,694
Knot, Inc. (The)(a)(b)	37,931	316,724
Perficient, Inc.(a)	42,661	283,269
United Online, Inc.(b)	107,859	1,014,953
Websense, Inc.(a)(b)	59,840	1,337,424

		6,438,187

IT Services 1.6%
CACI International, Inc. (Class A Stock)(a)(b)	40,201	2,014,070
Ciber, Inc.(a)(b)	70,756	494,584
CSG Systems International, Inc.(a)	46,400	813,392
Cybersource Corp.(a)(b)	92,279	1,486,615
Gevity HR, Inc.	31,464	229,058
Mantech International Corp. (Class A Stock)(a)	27,600	1,636,404
MAXIMUS, Inc.(b)	24,801	913,669
SI International, Inc.(a)	17,638	530,022
Startek, Inc.(a)	15,270	98,033
Wright Express Corp.(a)(b)	51,548	1,538,708

		9,754,555

Leisure Equipment & Products 1.1%
Arctic Cat, Inc.	15,814	144,698
Brunswick Corp.(b)	116,300	1,487,477
JAKKS Pacific, Inc.(a)(b)	36,397	906,649
Nautilus, Inc.(b)	30,517	139,463
Polaris Industries, Inc.(b)	43,148	1,962,803
Pool Corp.(b)	63,584	1,483,415
RC2 Corp.(a)(b)	22,809	456,180
Sturm Ruger & Co., Inc.(a)	27,277	189,302

		6,769,987

Life Sciences Tools & Services 0.9%
Cambrex Corp.(a)	38,735	238,220
Dionex Corp.(a)(b)	24,123	1,533,017
Enzo Biochem, Inc.(a)	42,958	471,679
Kendle International, Inc.(a)(b)	17,582	786,091
Parexel International Corp.(a)	73,268	2,099,861
PharmaNet Development Group, Inc.(a)	25,770	186,059

		5,314,927

Machinery 3.7%
Albany International Corp.	35,321	965,323
Astec Industries, Inc.(a)(b)(Class A Stock)	26,109	804,940
Barnes Group, Inc.	57,784	1,168,392
Briggs & Stratton Corp.(b)	66,118	1,069,789
Cascade Corp.	11,306	495,316
CLARCOR, Inc.(b)	67,422	2,558,666
EnPro Industries, Inc.(a)(b)	26,566	987,193
Gardner Denver, Inc.(a)	70,734	2,455,884
John Bean Technologies Corp.(a)	36,600	463,356
Kaydon Corp.	37,066	1,670,194
Lindsay Corp.(b)	16,112	1,172,148
Lydall, Inc.(a)	22,067	212,505
Mueller Industries, Inc.	49,283	1,134,002
Robbins & Myers, Inc.	45,968	1,421,790
Toro Co.	47,172	1,948,204
Valmont Industries, Inc.	23,296	1,926,346
Wabash National Corp.	40,767	385,248
Watts Water Technologies, Inc. (Class A Stock)(b)	38,809	1,061,426

		21,900,722

Marine 0.5%
Kirby Corp.(a)(b)	71,822	2,724,927

Media 0.6%
4Kids Entertainment, Inc.(a)	15,656	110,531
A.H. Belo Corp. (Class A Stock)	23,300	120,228
Arbitron, Inc.(b)	35,264	1,575,948
E.W. Scripps Co. (The) (Class A Stock)(b)	39,000	275,730
Live Nation, Inc.(a)(b)	100,660	1,637,738
Radio One, Inc. (Class D Stock)(a)	106,069	79,552

		3,799,727

Metals & Mining 0.7%
A.M. Castle & Co.	22,132	382,441
AMCOL International Corp.(b)	29,918	935,237
Brush Engineered Materials, Inc.(a)(b)	27,062	502,541
Century Aluminum Co.(a)(b)	48,871	1,353,237
Olympic Steel, Inc.	12,000	353,880
RTI International Metals, Inc.(a)(b)	30,492	596,424

		4,123,760

Multiline Retail 0.2%
Fred’s, Inc. (Class A Stock)(b)	52,982	753,404
Tuesday Morning Corp.(a)(b)	39,974	165,093

		918,497

Multi-Utilities 0.4%
Avista Corp.(b)	71,057	1,542,648
CH Energy Group, Inc.(b)	20,944	912,530

		2,455,178

Oil, Gas & Consumable Fuels 2.6%
Penn Virginia Corp.(b)	55,594	2,970,943
Petroleum Development Corp.(a)	19,749	876,263
Petroquest Energy, Inc.(a)(b)	57,600	884,160
Southern Union Co.	164,764	3,402,377
St. Mary Land & Exploration Co.	82,619	2,945,367
Stone Energy Corp.(a)	45,927	1,944,090
Swift Energy Co.(a)(b)	40,975	1,585,323
World Fuel Services Corp.	38,825	894,140

		15,502,663

Paper & Forest Products 0.5%
Buckeye Technologies, Inc.(a)(b)	51,974	425,667
Deltic Timber Corp.(b)	14,076	895,797
Neenah Paper, Inc.	19,362	383,368
Schweitzer-Mauduit International, Inc.	20,791	394,821
Wausau Paper Corp.(b)	64,796	656,383

		2,756,036

Personal Products 0.3%
Chattem, Inc.(a)(b)	25,004	1,954,813
Mannatech, Inc.	20,678	82,712

		2,037,525

Pharmaceuticals 1.0%
Alpharma, Inc. (Class A Stock)(a)	55,443	2,045,292
Noven Pharmaceuticals, Inc.(a)	33,026	385,744
Par Pharmaceutical Cos., Inc.(a)	45,800	562,882
Salix Pharmaceuticals, Ltd.(a)(b)	63,802	408,971
Sciele Pharma, Inc.(a)	42,009	1,293,457
ViroPharma, Inc.(a)(b)	92,918	1,219,084

		5,915,430

Professional Services 1.2%
Administaff, Inc.(b)	30,083	818,859
CDI Corp.(b)	18,348	409,711
Heidrick & Struggles International, Inc.(b)	21,908	660,526
On Assignment, Inc.(a)(b)	47,096	371,116
School Specialty, Inc.(a)(b)	21,168	660,230
Spherion Corp.(a)	70,105	341,411
TrueBlue, Inc.(a)	57,565	930,250
Volt Information Sciences, Inc.(a)	16,876	151,546
Watson Wyatt Worldwide, Inc. (Class A Stock)	57,462	2,857,586

		7,201,235

Real Estate Investment Trusts (REITs) 6.3%
Acadia Realty Trust(b)	42,945	1,085,650
Biomed Realty Trust, Inc.(b)	95,274	2,519,996
Cedar Shopping Centers, Inc.(b)	59,000	779,980
Colonial Properties Trust(b)	63,568	1,188,086
DiamondRock Hospitality Co.	122,390	1,113,749
EastGroup Properties, Inc.(b)	33,323	1,617,498
Entertainment Properties Trust(b)	43,646	2,388,309
Extra Space Storage, Inc.(b)	108,858	1,672,059

Home Properties, Inc.(b)	42,457	2,460,383
Inland Real Estate Corp.(b)	76,385	1,198,481
Kilroy Realty Corp.(b)	43,410	2,074,564
Kite Realty Group Trust(b)	38,731	426,041
LaSalle Hotel Properties	53,700	1,252,284
Lexington Realty Trust(b)	85,726	1,476,202
LTC Properties, Inc.(b)	30,721	900,740
Medical Properties Trust, Inc.(b)	88,077	999,674
Mid-America Apartment Communities, Inc.	36,564	1,796,755
National Retail Properties, Inc.(b)	98,305	2,354,405
Parkway Properties, Inc.	20,355	770,640
Pennsylvania Real Estate Invest Trust	52,800	995,280
PS Business Parks, Inc.	19,817	1,141,459
Senior Housing Properties Trust(b)	152,030	3,622,874
Sovran Self Storage, Inc.(b)	29,194	1,304,680
Tanger Factory Outlet Centers(b)	42,048	1,841,282
Urstadt Biddle Properties, Inc. (Class A Stock)	28,500	534,375

		37,515,446

Real Estate Management & Development 0.1%
Forestar Real Estate Group, Inc.(a)(b)	47,360	698,560

Road & Rail 1.3%
Arkansas Best Corp.(b)	33,584	1,131,445
Heartland Express, Inc.	74,035	1,149,023
Knight Transportation, Inc.(b)	77,425	1,313,902
Landstar System, Inc.(b)	70,395	3,101,604
Old Dominion Freight Line, Inc.(a)	36,628	1,038,038

		7,734,012

Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.(a)	34,163	426,354
Advanced Energy Industries, Inc.(a)	43,279	592,057
ATMI, Inc.(a)	41,499	746,152
Axcelis Technologies, Inc.(a)	136,782	232,529
Brooks Automation, Inc.(a)(b)	84,397	705,559
Cabot Microelectronics Corp.(a)(b)	30,926	992,106
Cohu, Inc.(b)	30,848	488,015
Cymer, Inc.(a)(b)	39,402	998,053
Cypress Semiconductor Corp.(a)	202,500	1,057,050
Diodes, Inc.(a)(b)	42,893	791,376
DSP Group, Inc.(a)	36,841	281,834
Exar Corp.(a)	56,679	434,161
FEI Co.(a)(b)	48,780	1,161,452
Kopin Corp.(a)	89,961	280,678
Kulicke & Soffa Industries, Inc.(a)	71,195	321,089
Micrel, Inc.	65,485	593,949
Microsemi Corp.(a)(b)	105,308	2,683,249
MKS Instruments, Inc.(a)(b)	65,385	1,301,815
Pericom Semiconductor Corp.(a)(b)	33,637	353,189
Phototronics, Inc.(a)	55,782	104,870
Rudolph Technologies, Inc.(a)(b)	40,592	340,161
Skyworks Solutions, Inc.(a)(b)	219,048	1,831,241
Standard Microsystems Corp.(a)(b)	29,607	739,583

Supertex, Inc.(a)(b)	17,078	480,916
TriQuint Semiconductor, Inc.(a)	192,200	920,638
Ultratech, Inc.(a)	31,121	376,564
Varian Semiconductor Equipment Associates, Inc.(a)	96,433	2,422,397
Veeco Instruments, Inc.(a)(b)	42,672	631,972

		22,289,009

Software 3.1%
Blackbaud, Inc.(b)	57,852	1,067,369
Captaris, Inc.(a)	35,095	161,788
Catapult Communications Corp.(a)	11,389	54,781
Concur Technologies, Inc.(a)(b)	57,132	2,185,870
Epicor Software Corp.(a)(b)	79,086	623,989
EPIQ Systems, Inc.(a)(b)	47,101	640,574
Informatica Corp.(a)(b)	118,216	1,535,626
JDA Software Group, Inc.(a)(b)	36,144	549,750
Manhattan Associates, Inc.(a)(b)	32,524	726,586
MICROS Systems, Inc.(a)(b)	107,201	2,857,979
Phoenix Technologies Ltd.(a)	37,186	297,116
Progress Software Corp.(a)(b)	54,647	1,420,276
Quality Systems, Inc.(b)	23,640	999,026
Radiant Systems, Inc.(a)	36,521	317,367
Secure Computing Corp.(a)	90,547	496,198
Smith Micro Software, Inc.(a)	36,948	262,331
Sonic Solutions, Inc.(a)(b)	35,161	154,708
SPSS, Inc.(a)	24,112	707,928
Take-Two Interactive Software, Inc.(a)	103,088	1,690,643
THQ, Inc.(a)(b)	88,563	1,066,299
Tyler Technologies, Inc.(a)(b)	41,459	628,933

		18,445,137

Specialty Retail 3.9%
Aaron Rents, Inc.	70,806	1,916,717
Big 5 Sporting Goods Corp.	28,527	294,399
Brown Shoe Co., Inc.(b)	56,148	919,704
Buckle, Inc. (The)(b)	20,800	1,155,232
Cabela’s, Inc.(a)(b)	52,033	628,559
Cato Corp. (The) (Class A Stock)	39,267	689,136
Charlotte Russe Holdings, Inc.(a)	27,690	283,823
Children’s Place Retail Stores, Inc. (The)(a)(b)	32,074	1,069,668
Christopher & Banks Corp.	47,032	360,735
Dress Barn, Inc.(a)(b)	60,063	918,363
Finish Line, Inc. (Class A Stock)(b)	72,770	726,969
Genesco, Inc.(a)(b)	25,499	853,707
Group 1 Automotive, Inc.(b)	30,953	672,609
Gymboree Corp.(a)(b)	38,559	1,368,845
Haverty Furniture Cos., Inc.	24,594	281,355
Hibbett Sports, Inc.(a)(b)	37,788	756,516
Hot Topic, Inc.(a)	58,134	384,266
Jo-Ann Stores, Inc.(a)(b)	33,737	707,802
Jos. A. Bank Clothiers, Inc.(a)(b)	24,178	812,381
Lithia Motors, Inc. (Class A Stock)	21,734	93,674
MarineMax, Inc.(a)	24,403	176,434
Men’s Wearhouse, Inc.	68,552	1,456,044
Midas, Inc.(a)(b)	18,637	256,445

OfficeMax, Inc.	100,800	896,112
Pep Boys-Manny, Moe & Jack(b)	58,787	363,304
Select Comfort Corp.(a)	59,593	98,328
Sonic Automotive, Inc. (Class A Stock)	37,205	314,754
Stage Stores, Inc.	51,392	702,015
Stein Mart, Inc.(b)	33,701	131,771
Tractor Supply Co.(a)(b)	42,643	1,793,137
Tween Brands, Inc.(a)(b)	32,839	321,494
Zale Corp.(a)(b)	46,979	1,174,475
Zumiez, Inc.(a)(b)	26,521	437,066

		23,015,839

Textiles, Apparel & Luxury Goods 2.1%
Crocs, Inc.(a)(b)	110,004	393,814
Deckers Outdoor Corp.(a)	17,368	1,807,662
Fossil, Inc.(a)(b)	60,183	1,698,966
Iconix Brand Group, Inc.(a)(b)	76,677	1,002,935
K-Swiss, Inc. (Class A Stock)	35,623	619,840
Maidenform Brands, Inc.(a)	24,813	360,037
Movado Group, Inc.(b)	23,834	532,690
Oxford Industries, Inc.(b)	18,159	469,047
Perry Ellis International, Inc.(a)(b)	15,700	234,087
Quiksilver, Inc.(a)(b)	168,596	967,741
Skechers USA, Inc. (Class A Stock)(a)	44,100	742,203
True Religion Apparel, Inc.(a)(b)	24,300	628,155
Unifirst Corp.	19,021	819,615
Volcom, Inc.(a)(b)	21,021	363,243
Wolverine World Wide, Inc.	65,079	1,721,990

		12,362,025

Thrifts & Mortgage Finance 0.7%
Anchor Bancorp Wisconsin, Inc.(b)	23,885	175,555
Bank Mutual Corp.(b)	63,987	726,252
BankAtlantic Bancorp, Inc. (Class A Stock)	10,903	89,405
Brookline Bancorp, Inc.(b)	77,485	991,033
Corus Bankshares, Inc.(b)	41,329	167,382
Dime Community Bancshares	34,948	531,909
FirstFed Financial Corp.(a)(b)	15,758	123,543
Flagstar Bancorp, Inc.(b)	67,233	200,354
Guaranty Financial Group, Inc.(a)	59,245	234,018
TrustCo Bank Corp.(b)	100,669	1,178,834

		4,418,285

Tobacco 0.1%
Alliance One International, Inc.(a)(b)	118,029	448,510

Trading Companies & Distributors 0.7%
Applied Industrial Technologies, Inc.	48,383	1,302,954
Kaman Corp.	33,770	961,770
Lawson Products	5,540	153,181
Watsco, Inc.(b)	37,669	1,893,997

		4,311,902

Water Utilites 0.1%
American States Water Co.	22,935	882,998

TOTAL LONG-TERM INVESTMENTS (cost $539,065,953)		589,288,431

SHORT-TERM INVESTMENTS 47.2%
Affiliated Money Market Mutual Fund 47.1%
Dryden Core Investment Fund - Taxable Money Market Series (cost $281,728,856; includes $276,626,563 of cash collateral received for securities on loan)(c)(d)	281,728,856	281,728,856

	Principal Amount (000)
U.S. Government Obligation 0.1%
U.S. Treasury Bills 0.15%, 12/18/08(e)(f) (cost $699,775)	$700	699,575

TOTAL SHORT-TERM INVESTMENTS (cost $282,428,631)		282,428,431

TOTAL INVESTMENTS 145.8% (cost $821,494,584)		871,716,862
LIABILITIES IN EXCESS OF OTHER ASSETS(g) (45.8%)		(274,008,193)

NET ASSETS 100.0%		$597,708,669

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $270,468,819; cash collateral of $276,626,563 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	Security segregated as collateral for futures contracts.
(f)	Rate quoted represents yield-to-maturity as of purchase date.
(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open future contracts outstanding at September 30, 2008:

Number of Contracts	Type	Expiration Date	Value at September 30, 2008	Value at Trade Date	Unrealized Depreciation
Long Position:
24	Russell 2000	Dec. 08	$8,140,800	$8,458,440	$(317,640)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$871,017,287	$(317,640)
Level 2 - Other Significant Observable Inputs	699,575	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$871,716,862	$(317,640)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any Significant Unobservable Inputs (Level 3) in determining the valuation of investments.

SP AGGRESSIVE GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.5%
Affiliated Mutual Funds
Advanced Series Trust-
AST Global Real Estate Portfolio(a)	280,018	$2,206,542
AST Large-Cap Value Portfolio	3,850,360	50,901,756
AST Marsico Capital Growth Portfolio	1,797,307	30,320,571
AST Small-Cap Growth Portfolio(a)	244,167	3,706,454
The Prudential Series Fund -
Jennison Portfolio (Class I)	1,630,772	30,283,428
Money Market Portfolio	201	2,013
Natural Resources Portfolio (Class I)	56,468	2,020,994
SP International Growth Portfolio (Class I)	2,483,401	11,299,475
SP International Value Portfolio	1,324,453	8,304,319
SP Small Cap Value Portfolio	241,166	2,450,244

TOTAL LONG-TERM INVESTMENTS (cost $158,940,488)		141,495,796

SHORT-TERM INVESTMENT 0.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $658,235)	658,235	658,235

TOTAL INVESTMENTS 100.0% (cost $159,598,723)(b)		142,154,031
LIABILITIES IN EXCESS OF OTHER ASSETS		(33,702)

NET ASSETS 100.0%		$142,120,329

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$142,154,031	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$142,154,031	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP BALANCED ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.5%
AFFILIATED MUTUAL FUNDS
Advanced Series Trust –
AST Global Real Estate Portfolio(a)	1,248,052	$9,834,649
AST Large-Cap Value Portfolio	16,602,805	219,489,082
AST Marsico Capital Growth Portfolio	7,670,691	129,404,557
AST Small-Cap Growth Portfolio(a)	1,024,279	15,548,561
AST Western Asset Core Plus Bond Portfolio	7,866,535	76,856,051
The Prudential Series Fund –
Jennison Portfolio (Class I)	7,046,523	130,853,927
Money Market Portfolio	3,539	35,385
Natural Resources Portfolio (Class I)	299,834	10,731,043
SP International Growth Portfolio (Class I)	13,758,256	62,600,064
SP International Value Portfolio	7,793,652	48,866,197
SP PIMCO High Yield Portfolio	677,483	5,548,590
SP PIMCO Total Return Portfolio	28,271,643	305,333,747
SP Small Cap Value Portfolio	1,090,971	11,084,269

TOTAL LONG-TERM INVESTMENTS (cost $1,123,199,050)		1,026,186,122

SHORT-TERM INVESTMENT 0.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $4,734,091)	4,734,091	4,734,091

TOTAL INVESTMENTS 100.0% (cost $1,127,933,141)(b)		1,030,920,213
OTHER ASSETS IN EXCESS OF LIABILITIES		237,324

NET ASSETS 100.0%		$1,031,157,537

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,030,920,213	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,030,920,213	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP CONSERVATIVE ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
Affiliated Mutual Funds
Advanced Series Trust –
AST Global Real Estate Portfolio(a)	400,000	$3,152,000
AST Large-Cap Value Portfolio	5,285,351	69,872,337
AST Marsico Capital Growth Portfolio	2,457,520	41,458,362
AST Small-Cap Growth Portfolio(a)	359,599	5,458,711
AST Western Asset Core Plus Bond Portfolio	5,747,301	56,151,133
The Prudential Series Fund –
Jennison Portfolio (Class I)	2,238,280	41,564,857
Money Market Portfolio	23,585	235,848
Natural Resources Portfolio (Class I)	78,883	2,823,230
SP International Growth Portfolio (Class I)	4,114,294	18,720,037
SP International Value Portfolio	2,485,909	15,586,651
SP PIMCO High Yield Portfolio	478,001	3,914,830
SP PIMCO Total Return Portfolio	21,035,614	227,184,636
SP Small Cap Value Portfolio	331,169	3,364,672

TOTAL LONG-TERM INVESTMENTS (cost $525,436,545)		489,487,304

SHORT-TERM INVESTMENT — 0.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $1,659,287)	1,659,287	1,659,287

TOTAL INVESTMENTS — 99.9% (cost $527,095,832)(b)		491,146,591

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		704,870

NET ASSETS – 100.0%		$491,851,461

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager/co-manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$491,146,591	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$491,146,591	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP DAVIS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.9%
COMMON STOCKS — 98.7%
Airlines
Virgin Blue Holdings Ltd. (Australia)	45,794	$11,826

Automobile Retail — 0.5%
CarMax, Inc.*(a)	83,100	1,163,400

Beverages — 0.9%
Heineken Holding NV (Netherlands)	51,206	2,010,279

Broadcasting — 1.2%
Grupo Televisa SA, ADR (Mexico)	120,000	2,624,400

Business Services — 1.3%
Iron Mountain, Inc.*(a)	123,600	3,017,076

Commercial Banks — 1.6%
Bank of New York Mellon Corp. (The)	111,800	3,642,444

Computers — 1.6%
Dell, Inc.*(a)	96,600	1,591,968
Hewlett-Packard Co.	42,400	1,960,576

		3,552,544

Containers & Packaging — 1.7%
Sealed Air Corp.(a)	179,260	3,941,927

Cosmetics & Toiletries — 0.4%
Avon Products, Inc.(a)	21,200	881,284

Diversified — 0.5%
Siemens AG (Germany)	11,300	1,054,027

Diversified Financial Services — 2.8%
E*Trade Financial Corp.*(a)	16,800	47,040
Goldman Sachs Group, Inc. (The)	6,620	847,360
Merrill Lynch & Co., Inc.(a)	220,062	5,567,569

		6,461,969

Diversified Metals — 0.7%
BHP Billiton PLC (United Kingdom)	33,900	767,973
Rio Tinto PLC (United Kingdom)	12,100	759,384

		1,527,357

Electric — 0.2%
AES Corp. (The)*	33,900	396,291

Electrical Equipment — 0.1%
ABB Ltd., ADR (Switzerland)	8,000	155,200

Electronic Equipment & Instruments — 1.6%
Agilent Technologies, Inc.*	80,240	2,379,918
Tyco Electronics Ltd.	46,978	1,299,412

		3,679,330

Entertainment & Leisure — 1.2%
Harley-Davidson, Inc.	75,900	2,831,070

Financial - Bank & Trust — 0.4%
Toronto-Dominion Bank (Canada)	13,584	828,488
Wachovia Corp.(a)	56,407	197,425

		1,025,913

Financial Services — 9.1%
American Express Co.	214,960	7,616,033
Ameriprise Financial, Inc.(a)	38,160	1,457,712
Discover Financial Services	12,000	165,840
H&R Block, Inc.	120,200	2,710,510
Moody’s Corp.(a)	51,900	1,764,600
State Street Corp.	7,680	436,838
Visa, Inc. (Class A Stock)	6,590	404,560
Wells Fargo & Co.	163,600	6,139,908

		20,696,001

Forest Products — 0.4%
Sino-Forest Corp. (Canada)*	68,800	866,909

Food & Staples Retailing — 0.2%
Whole Foods Market, Inc.(a)	17,900	358,537

Foods — 1.6%
Diageo PLC, ADR (United Kingdom)(a)	46,600	3,208,876
Hershey Co. (The)	11,960	472,898

		3,681,774

Healthcare Equipment & Supplies — 1.1%
Covidien Ltd. (Bermuda)	46,378	2,493,281

Healthcare Providers & Services — 2.3%
Cardinal Health, Inc.	37,300	1,838,144
Express Scripts, Inc.*(a)	28,500	2,103,870
UnitedHealth Group, Inc.(a)	54,900	1,393,911

		5,335,925

Household Durables — 0.2%
Garmin Ltd.(a)	11,000	373,340

Household Products — 1.4%
Procter & Gamble Co.(a)	45,530	3,172,986

Industrial Conglomerates — 0.7%
Tyco International Ltd. (Bermuda)	46,228	1,618,905

Insurance — 12.9%
AMBAC Financial Group, Inc.(a)	28,723	66,924
American International Group, Inc.	194,720	648,418
AON Corp.	39,310	1,767,378
Berkshire Hathaway, Inc. (Class A Stock)*	86	11,231,600
Loews Corp.(a)	133,900	5,287,711
Markel Corp.*(a)	534	187,701
MBIA, Inc.*(a)	20,500	243,950
NIPPONKOA Insurance Co. Ltd. (Japan)	171,800	965,656
Principal Financial Group, Inc.(a)	15,200	661,048
Progressive Corp. (The)	231,500	4,028,100
Sun Life Financial, Inc. (Canada)	9,200	325,404
Tokio Marine Holdings, Inc. (Japan)	44,800	1,644,779
Transatlantic Holdings, Inc.	39,075	2,123,726

		29,182,395

Internet & Catalog Retail — 0.2%
Liberty Media Holding Corp. - Interactive (Class A Stock)*(a)	40,125	518,014

Internet Services — 0.7%
eBay, Inc.*	23,400	523,692
Google, Inc. (Class A Stock)*	2,900	1,161,508

		1,685,200

Internet Software & Services — 0.3%
Amazon.com, Inc.*(a)	10,400	756,704

Investment Firms — 5.6%
Citigroup, Inc.	53,770	1,102,823
JPMorgan Chase & Co.	243,016	11,348,847
Morgan Stanley(a)	8,000	184,000

		12,635,670

Materials — 1.1%
Martin Marietta Materials, Inc.(a)	21,400	2,396,372

Media — 4.7%
Comcast Corp. (Special Class A Stock)(a)	322,870	6,366,996
Liberty Media Corp. - Capital (Class A Stock)*	8,025	107,375
Liberty Media Corp. - Entertainment (Class A Stock)*	32,100	801,537
News Corp. (Class A Stock)	213,300	2,557,467
WPP Group PLC, ADR (United Kingdom)	19,600	797,720

		10,631,095

Metals & Mining — 1.5%
China Coal Energy Co. (Class H Stock) (Hong Kong)	1,140,700	1,205,945
Transocean, Inc.*(a)	19,508	2,142,759

		3,348,704

Mining — 0.7%
Vulcan Materials Co.(a)	21,300	1,586,850

Multi-Line Retail — 0.1%
Sears Holdings Corp.*(a)	2,550	238,425

Oil, Gas & Consumable Fuels — 15.7%
Canadian Natural Resources Ltd. (Canada)(a)	50,500	3,457,230
ConocoPhillips	129,268	9,468,881
Devon Energy Corp.	85,140	7,764,768
EOG Resources, Inc.(a)	73,170	6,545,788
Occidental Petroleum Corp.	115,400	8,129,930
OGX Petroleo E Gas Participacoes SA (Brazil)*	800	162,699

		35,529,296

Pharmaceuticals — 0.9%
Johnson & Johnson	17,500	1,212,400
Schering-Plough Corp.	50,600	934,582

		2,146,982

Real Estate Investment Trust — 0.7%
Brookfield Asset Management, Inc. (Canada)(a)	55,700	1,528,408

Real Estate Operation & Development — 0.3%
Hang Lung Group Ltd. (Hong Kong)	239,000	757,065

Retail & Merchandising — 7.4%
Bed Bath & Beyond, Inc.*(a)	60,000	1,884,600
Costco Wholesale Corp.	176,000	11,427,680
CVS/Caremark Corp.	100,210	3,373,069

		16,685,349

Semiconductors & Semiconductor Equipment — 1.0%
Texas Instruments, Inc.	104,900	2,255,350

Software — 3.5%
Dun & Bradstreet Corp. (The)	28,600	2,698,696
Microsoft Corp.	197,580	5,273,410

		7,972,106

Specialty Retail — 0.4%
Lowe’s Cos., Inc.	42,800	1,013,932

Telecommunications — 0.6%
Cisco Systems, Inc.*	57,400	1,294,944

Telecommunications Wireless — 0.4%
Sprint Nextel Corp.*	158,000	963,800

Tobacco — 3.8%
Altria Group, Inc.	127,200	2,523,648
Philip Morris International, Inc.	125,475	6,035,347

		8,558,995

Transportation — 1.5%
Asciano Group (Australia)	34,500	90,197
China Shipping Development Co. Ltd. (Class H Stock) (China)	414,000	543,496
COSCO Pacific Ltd. (Hong Kong)	409,200	469,647
Kuehne & Nagel International AG (Switzerland)	13,145	877,069
Toll Holdings Ltd. (Australia)	45,794	259,404
United Parcel Service, Inc. (Class B Stock)	17,200	1,081,708

		3,321,521

Transportation/Shipping — 0.9%
Window Treatments China Merchants Holdings International Co. Ltd. (Hong Kong)	606,359	1,945,037

Window Treatments — 0.1%
Hunter Douglas NV (Netherlands)	8,453	343,577

TOTAL COMMON STOCKS (cost $188,082,636)		223,869,786

	Interest Rate	Maturity Date	Moody’s Ratings†	Principal Amount (000)#
CONVERTIBLE BOND — 0.2%
Forest Products
Sino-Forest Corp. (Canada) (cost $357,000)	5.00%	08/01/13	BB(d)	$357	323,085

TOTAL LONG-TERM INVESTMENTS (cost $188,439,636)					224,192,871

SHORT-TERM INVESTMENT — 18.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $41,587,495; includes $38,663,214 of cash collateral received for securities on loan)(b)(w)	41,587,495	41,587,495

TOTAL INVESTMENTS(o) — 117.2% (cost $230,027,131)		265,780,366
Liabilities in excess of other assets — (17.2)%		(39,008,285)

NET ASSETS — 100.0%		$226,772,081

The following abbreviation is used in the Portfolio descriptions:

ADR	American Depositary Receipt
#	Principal amount is shown in U.S. dollars unless otherwise stated.
†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.
*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $39,401,465; cash collateral of $38,663,214 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Standard & Poor’s rating.
(o)	As of September 30, 2008, 16 securities representing $13,705,361 and 6.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$251,751,920	—
Level 2 - Other Significant Observable Inputs	14,028,446	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$265,780,366	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP GROWTH ASSET ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.5%
Affiliated Mutual Funds
Advanced Series Trust
AST Global Real Estate Portfolio(a)	1,448,403	$11,413,412
AST Large Cap Value Portfolio	19,344,489	255,734,145
AST Marsico Capital Growth Portfolio	8,971,693	151,352,464
AST Small Cap Growth Portfolio(a)	1,198,651	18,195,523
AST Western Asset Core Plus Bond Portfolio	2,878,465	28,122,607
The Prudential Series Fund -
Jennison Portfolio (Class I)	8,175,734	151,823,376
Money Market Portfolio	6,392	63,921
Natural Resources Portfolio (Class I)	315,061	11,276,032
SP International Growth Portfolio (Class I)	15,490,274	70,480,746
SP International Value Portfolio	9,263,210	58,080,327
SP PIMCO High Yield Portfolio	267,914	2,194,215
SP PIMCO Total Return Portfolio	10,802,296	116,664,799
SP Small Cap Value Portfolio	1,163,609	11,822,268

TOTAL LONG-TERM INVESTMENTS (cost $992,183,607)		887,223,835

SHORT-TERM INVESTMENT 0.4%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $3,110,453)	3,110,453	3,110,453

TOTAL INVESTMENTS 99.9% (cost $995,294,060)(b)		890,334,288
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		1,245,005

NET ASSETS 100.0%		$891,579,293

(a)	Non-income producing security.
(b)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the underlying portfolios in which the Portfolio invests.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$890,334,288	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$890,334,288	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP INTERNATIONAL GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 92.4%
COMMON STOCKS
Australia — 2.6%
CSL Ltd.	86,231	$2,612,363
Woolworths Ltd.	106,416	2,344,136
WorleyParsons Ltd.	100,338	2,481,805

		7,438,304

Austria
Raiffeisen International Bank Holding AG	1,128	81,471

Bermuda — 0.4%
Credicorp Ltd.	18,700	1,121,626

Brazil — 2.8%
All America Latina Logistica SA	63,386	435,365
BM&FBOVESPA SA	243,526	1,072,443
Gafisa SA	87,100	1,107,688
LLX Logistica SA*	50,700	47,958
MMX Mineracao e Metalicos SA*	52,900	249,641
Petroleo Brasileiro SA, ADR	67,974	2,987,457
Unibanco - Uniao de Bancos Brasileiros SA, GDR	14,960	1,509,763
Weg SA	90,600	675,132

		8,085,447

Canada — 7.7%
Canadian National Railway Co.(a)	42,800	2,047,124
EnCana Corp.	61,700	3,939,988
Potash Corp. of Saskatchewan, Inc.	42,044	5,550,228
Research In Motion Ltd.*(a)	21,376	1,459,981
Rogers Communications, Inc. (Class B Stock)	185,954	6,031,601
Shoppers Drug Mart Corp.	73,300	3,536,721

		22,565,643

Chile — 0.1%
Centros Comerciales Sudamericanos SA, ADR, 144A*	10,507	370,852

China — 1.4%
China Merchants Bank Co. Ltd. (Class H Stock)	705,000	1,702,501
China Oilfield Services Ltd. (Class H Stock)	1,214,000	1,124,783
Mindray Medical International Ltd., ADR	37,200	1,254,756

		4,082,040

Czech Republic — 0.7%
CEZ A/S	31,074	1,930,618

Denmark — 3.6%
FLSmidth & Co. A/S	15,700	797,216
Novo Nordisk A/S (Class B Stock)	87,100	4,515,464
Vestas Wind Systems A/S*	59,175	5,165,084

		10,477,764

Egypt — 0.6%
Egyptian Financial Group- Hermes Holding	265,797	1,630,887

France — 7.2%
Accor SA	25,509	1,362,344
Alstom SA	26,121	1,982,824
AXA SA	138,257	4,525,743
BNP Paribas	12,228	1,167,251
Cie Generale de Geophysique- Veritas*	30,996	983,474
Eurazeo	16,569	1,400,670
Iliad SA	17,379	1,448,005
JC Decaux SA	30,701	672,289
Veolia Environnement	89,267	3,672,538
Vivendi	120,417	3,775,149

		20,990,287

Germany — 4.7%
Beiersdorf AG	58,145	3,675,130
Deutsche Bank AG	19,430	1,389,961
E.ON AG	72,436	3,646,193
Linde AG	26,903	2,872,850
Q-Cells AG*	24,079	2,019,096

		13,603,230

Greece — 1.0%
Coca Cola Hellenic Bottling Co. SA	43,004	938,608
National Bank of Greece SA	51,063	2,069,310

		3,007,918

Hong Kong — 1.4%
CNOOC Ltd.	831,800	934,441
Esprit Holdings Ltd.	343,400	2,128,589
Noble Group Ltd.	1,012,000	963,063

		4,026,093

India — 1.8%
ICICI Bank Ltd., ADR(a)	43,819	1,030,623
Infosys Technologies Ltd., ADR(a)	71,111	2,368,707
Vedanta Resources PLC	90,526	1,897,450

		5,296,780

Indonesia — 0.4%
Bank Rakyat Indonesia	2,202,500	1,244,400

Israel — 2.5%
Teva Pharmaceutical Industries Ltd., ADR(a)	159,748	7,314,861

Italy — 1.7%
Saipem SpA	160,107	4,790,556

Japan — 9.8%
Aeon Mall Co. Ltd.	61,000	1,818,064
Daikin Industries Ltd.	32,200	1,086,043
Daiwa Securities Group, Inc.	165,000	1,201,817
Jupiter Telecommunications Co. Ltd.	2,563	1,845,394
K.K. DaVinci Advisors*	752	174,652
Komatsu Ltd.	205,400	3,362,708
Marubeni Corp.	305,000	1,382,561
Mitsubishi Corp.	170,600	3,558,741
Mizuho Financial Group, Inc.	311	1,360,049
Nintendo Co. Ltd.	22,100	9,374,241
Nippon Electric Glass Co. Ltd.	95,000	860,553
Suruga Bank Ltd.	219,000	2,549,116

	28,573,939

Luxembourg — 0.8%
Millicom International Cellular SA(a)	34,700	2,382,849

Malaysia — 0.3%
Kuala Lumpur Kepong Bhd	316,300	887,567

Mexico — 1.4%
America Movil SAB de CV (Class L Stock), ADR	33,175	1,537,993
Cemex SAB de CV, ADR*(a)	52,751	908,372
Wal-Mart de Mexico SAB de CV (Class V Stock)	494,800	1,732,807

	4,179,172

Netherlands — 1.0%
Heineken NV	48,524	1,949,560
Qaigen NV*	54,700	1,080,935

	3,030,495

Russia
PIK Group, GDR, 144A*(a)	16,384	89,293

Singapore — 0.6%
CapitaLand Ltd.	80,000	174,383
Wilmar International Ltd.	930,300	1,649,792

	1,824,175

South Africa — 1.7%
MTN Group Ltd.	248,798	3,510,661
Naspers Ltd. (Class N Stock)	71,000	1,402,346

	4,913,007

Spain — 2.8%
Banco Santander Central Hispano SA	306,354	4,593,558
Gamesa Corp. Tecnologica SA	44,068	1,509,853
Iberdrola Renovables SA*	482,500	2,108,275

	8,211,686

Switzerland — 12.7%
ABB Ltd.*	430,545	8,343,285
Actelion Ltd.*	51,789	2,668,610
Credit Suisse Group AG	85,016	3,970,415
Julius Baer Holding AG	59,508	2,959,359
Lonza Group AG	29,326	3,679,569
Nestle SA	199,917	8,639,921
Roche Holding AG	7,663	1,199,581
SGS SA	1,709	2,011,335
Synthes, Inc.	17,300	2,393,322
UBS AG*	58,756	1,004,284

	36,869,681

Taiwan — 1.4%
Hon Hai Precision Industry Co. Ltd.	381,750	1,367,312
Taiwan Semiconductor Manufacturing Co. Ltd., ADR(a)	289,235	2,710,132

	4,077,444

United Arab Emirates — 0.4%
DP World Ltd.	1,682,540	1,194,603

United Kingdom — 18.2%
AMEC PLC	153,900	1,765,284
Autonomy Corp. PLC*	68,281	1,267,782
BAE Systems PLC	421,306	3,105,823
BG Group PLC	423,344	7,677,750
Capita Group PLC (The)	258,202	3,213,477
HSBC Holdings PLC	125,410	2,028,906
Johnson Matthey PLC	10,503	255,508
Man Group PLC	295,279	1,804,405
Petrofac Ltd.	131,800	1,377,166
Reckitt Benckiser Group PLC	160,557	7,784,550
Rio Tinto PLC	12,608	791,265
Rolls-Royce Group PLC*	652,392	3,950,191
Rotork PLC	54,400	908,880
Standard Chartered PLC	175,900	4,328,095
Tesco PLC	327,670	2,278,930
Tullow Oil PLC	192,614	2,462,618
Vodafone Group PLC	2,891,632	6,385,938
Xstrata PLC	56,461	1,759,576

		53,146,144

United States — 0.7%
Alcon, Inc.	5,900	952,909
Las Vegas Sands Corp.*(a)	28,674	1,035,418

		1,988,327

TOTAL LONG-TERM INVESTMENTS (cost $296,071,665)		269,427,159

SHORT-TERM INVESTMENT — 12.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $36,267,717; includes $17,317,899 of cash collateral for securities on loan)(b)(w)	36,267,717	36,267,717

TOTAL INVESTMENTS(o) — 104.8% (cost $332,339,382)		305,694,876
Liabilities in excess of other assets — (4.8)%		(14,043,698)

NET ASSETS — 100.0%		$291,651,178

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $17,816,332; cash collateral of $17,317,899 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.

(o)	As of September 30, 2008, 88 securities representing $212,770,267 and 73% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of September 30, 2008 were as follows:

Afilliated Money Market Mutual Fund (6.0% represents investments purchased with collateral from securities on loan)	12.4%
Oil, Gas & Consumable Fuels	7.7
Pharmaceuticals	6.6
Financial - Bank & Trust	6.4
Financial Services	4.6
Commercial Banks	4.5
Food Products	3.8
Oil & Gas Equipment & Services	3.7
Chemicals	3.3
Entertainment & Leisure	3.2
Media	3.2
Consumer Products & Services	2.7
Telecommunications	2.5
Computer Services & Software	2.2
Wireless Telecommunication Services	2.2
Medical Supplies & Equipment	2.1
Electronic Components & Equipment	2.1
Utilities	1.9
Retail & Merchandising	1.9
Engineering/construction	1.9
Commercial Services	1.8
Metals & Mining	1.6
Insurance	1.5
Real Estate Investment Trusts	1.4
Automobile Manufacturers	1.3
Multimedia	1.3
Water	1.3
Machinery - Construction & Mining	1.1
Aerospace	1.1
Beverages	0.9
Semiconductors	0.9
Construction	0.9
Lodging	0.9
Agriculture	0.8
Food	0.8
Diversified Resources	0.7
Electronic Equipment & Instruments	0.7
Diversified Machinery	0.7
Electric - Generation	0.7
Transportation	0.6
Equipment Services	0.5
Conglomerates	0.5
Compouter Systems/hardware	0.5
Banks	0.4
Diversified Financial Services	0.4
Oil & Gas	0.4
Building & Construction	0.4
Building Products	0.4
Healthcare Equipment & Supplies	0.3
Instruments - Controls	0.3
Machinery & Equipment	0.3
Machinery	0.2
Advertising	0.2
Business Services	0.1

104.8%
Liabilities in excess of other assets	(4.8)

100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$92,924,609	—
Level 2 - Other Significant Observable Inputs	212,770,267	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$305,694,876	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares		Value
LONG-TERM INVESTMENTS — 95.6%
COMMON STOCKS
Australia — 2.3%
AWB Ltd.	227,800		$508,862
BHP Billiton Ltd.	62,277		1,611,147
BlueScope Steel Ltd.	104,200		614,114
Centennial Coal Co. Ltd.	149,800		443,399
CSR Ltd.	151,200		302,960
Foster’s Group Ltd.	155,200		693,403
Gloucester Coal Ltd.	38,900		289,056
Macquarie Group Ltd.	—	**	5
OZ Minerals Ltd.	148,479		188,403
Pacific Brands Ltd.	231,100		361,258
Qantas Airways Ltd.	393,600		1,003,439
Tabcorp Holdings Ltd.	62,000		407,321

			6,423,367

Austria — 0.1%
Voestalpine AG	12,200		381,229

Belgium — 0.2%
AGFA-Gevaert NV*	39,400		250,306
Dexia NV/SA	24,800		270,900
Fortis	22,900		141,476

			662,682

Brazil — 1.2%
Empresa Brasileira de Aeronautica SA, ADR	76,000		2,052,760
Redecard SA	110,300		1,373,751

			3,426,511

Canada — 5.6%
Canadian National Railway Co.	68,900		3,287,519
Canadian Natural Resources Ltd.	52,200		3,580,550
Canadian Oil Sands Trust	26,800		976,056
Nexen, Inc.	31,200		724,116
Potash Corp. of Saskatchewan, Inc.	18,700		2,468,587
Rogers Communications, Inc. (Class B Stock)	147,700		4,790,795

			15,827,623

China — 2.4%
China Life Insurance Co. Ltd. (Class H Stock)	1,077,900		4,015,565
China Merchants Bank Co. Ltd. (Class H Stock)	856,053		2,067,279
Country Garden Holdings Co. Ltd.	1,865,400		592,675

			6,675,519

Denmark — 4.5%
Carlsberg A/S (Class B Stock)	46,300		3,530,070
Danske Bank A/S	28,900		695,840
H. Lundbeck A/S	55,800		1,060,884
Novo Nordisk A/S (Class B Stock)	108,400		5,619,705
Vestas Wind Systems A/S*	20,213		1,764,290

			12,670,789

Finland — 3.1%
Fortum Oyj	112,934		3,789,974
Nokia Oyj	225,600		4,207,754
Rautaruukki Oyj	17,900		357,732
TietoEnator Oyj	35,600		524,017

			8,879,477

France — 11.8%
Air Liquide	21,090		2,317,454
Arkema	130		4,799
AXA SA	165,000		5,401,156
BNP Paribas	61,000		5,822,892
Ciments Francais SA	3,000		313,026
Compagnie Generale des Establissements Michelin (Class B Stock)	6,800		440,451
Credit Agricole SA	31,300		602,832
France Telecom SA	114,717		3,217,759
Groupe Danone	57,300		4,064,387
LVMH Moet Hennessy Louis Vuitton SA	49,035		4,304,953
Natixis SA	30,000		100,461
Peugeot SA	16,700		628,523
Rallye SA	7,300		214,013
Renault SA	6,600		420,613
Safran SA	26,600		465,515
Sanofi-Aventis SA	28,800		1,893,467
Societe Generale	3,300		296,437
Thales SA	8,600		433,995
Thomson SA*	61,800		220,865
Total SA	17,200		1,044,896
Valeo SA	15,000		453,925
Vivendi	29,500		924,844

			33,587,263

Germany — 6.6%
BASF SE	37,800		1,802,167
DaimlerChrysler AG	15,600		774,584
Deutsche Bank AG	20,200		1,445,044
Deutsche Lufthansa AG	35,500		693,964
E.ON AG	79,273		3,990,345
Hannover Rueckversicherung AG	9,300		340,362
Heidelberger Druckmaschinen AG	27,200		428,473
MTU Aero Engines Holding AG	19,800		545,684
Muenchener Rueckversicherungs AG	10,200		1,538,613
Porsche Automobile Holding SE	25,675		2,784,198
SAP AG	61,866		3,294,907
ThyssenKrupp AG	35,700		1,071,852

			18,710,193

Greece — 1.6%
National Bank of Greece SA	87,360		3,540,218
OPAP SA	33,896		1,040,404

			4,580,622

Hong Kong — 2.3%
Chaoda Modern Agriculture Holdings Ltd.	545,637		460,837
China Mobile Ltd.	309,565		3,101,122
CITIC Pacific Ltd.	109,000		318,622
Hong Kong Exchanges and Clearing Ltd.	154,977		1,908,762
Hongkong Electric Holdings Ltd.	78,000		489,916
Orient Overseas International Ltd.	117,392		300,723
Solomon Systech International Ltd.	525,000		11,769

			6,591,751

Ireland — 0.4%
Allied Irish Banks PLC	51,100	420,067
Bank of Ireland	61,500	342,857
Irish Life & Permanent PLC	45,500	318,746

		1,081,670

Israel — 3.2%
Amdocs Ltd.*	91,900	2,516,222
Teva Pharmaceutical Industries Ltd., ADR	146,000	6,685,340

		9,201,562

Italy — 1.6%
Banche Popolari Unite ScpA	26,200	573,955
Banco Popolare	23,700	368,166
Eni SpA	63,100	1,672,528
Finmeccanica SpA	14,200	307,821
Fondiaria Sai SpA	17,000	401,264
Indesit Co. SpA	27,500	292,191
Intesa Sanpaolo SpA	81,700	449,315
Telecom Italia SpA	270,100	401,982

		4,467,222

Japan — 11.5%
Alpine Electronics, Inc.	45,300	434,854
Alps Electric Co. Ltd.	51,800	405,487
Asahi Kasei Corp.	122,000	513,304
Astellas Pharma, Inc.	14,700	617,683
Cosmo Oil Co. Ltd.	42,000	99,623
Denki Kagaku Kogyo K K	133,000	349,896
Fanuc Ltd.	42,500	3,197,352
Fuji Heavy Industries Ltd.	91,100	461,455
Hitachi Information Systems Ltd.	21,800	416,743
Honda Motor Co. Ltd.	61,400	1,862,432
Komatsu Ltd.	145,821	2,387,310
Kurabo Industries Ltd.	152,000	267,015
Kureha Corp.	12,000	65,775
Kyowa Exeo Corp.	48,000	436,350
Marubeni Corp.	124,600	564,810
Matsushita Electric Industrial Co. Ltd.	45,000	775,778
Mitsui & Co. Ltd.	19,000	235,872
Nifco, Inc.	28,200	495,520
Nintendo Co. Ltd.	11,210	4,754,988
Nippon Light Metal Co. Ltd.	245,000	287,632
Nippon Oil Corp.	82,700	416,451
Nippon Shokubai Co. Ltd.	101,000	647,471
Nippon Telegraph & Telephone Corp.	360	1,606,841
Nissan Motor Co. Ltd.	230,200	1,556,562
NTT DoCoMo, Inc.	1,100	1,760,767
Omron Corp.	19,500	302,685
Ricoh Co. Ltd.	69,000	970,207
Sanwa Holdings Corp.	136,000	513,668
Sumitomo Corp.	75,000	699,289
Toyota Motor Corp.	116,900	4,997,768
Yokohama Rubber Co. Ltd. (The)	85,000	461,793

		32,563,381

Liechtenstein — 0.2%
Verwaltungs und Privat Bank AG	2,900	467,841

Mexico — 1.8%
America Movil SAB de CV (Class L Stock), ADR	62,953	2,918,501
Wal-Mart de Mexico SAB de CV (Class V Stock)	629,500	2,204,531

		5,123,032

Netherlands — 1.2%
Aegon NV	48,400	428,208
CSM NV	11,500	292,687
ING Groep NV, ADR	64,800	1,389,165
Koninklijke DSM NV	17,300	818,282
OCE NV	58,900	420,628
Royal Dutch Shell PLC (Class A Stock)*	1,300	38,301

		3,387,271

New Zealand — 0.1%
Air New Zealand Ltd.	580,000	374,401

Norway — 0.4%
DnB NOR ASA	63,900	495,723
Norsk Hydro ASA	24,400	165,071
StatoilHydro ASA	21,037	499,910

		1,160,704

Russia — 1.8%
Gazprom OAO, ADR	102,400	3,169,280
Rosneft Oil Co., GDR	277,686	1,866,050

		5,035,330

Singapore — 0.6%
MobileOne Ltd.	293,000	375,897
Neptune Orient Lines Ltd.	264,000	336,688
Singapore Airlines Ltd.	104,100	1,045,778

		1,758,363

Spain — 3.5%
Banco Bilbao Vizcaya Argentaria SA	47,700	771,342
Banco Santander Central Hispano SA	159,700	2,394,587
Repsol YPF SA	38,800	1,149,870
Telefonica SA	231,800	5,511,627

		9,827,426

Sweden — 1.8%
Electrolux AB (Class B Stock)	59,500	696,085
Hennes & Mauritz AB (Class B Stock)	86,647	3,547,832
Nordea Bank AB	42,800	510,987
Volvo AB (Class B Stock)	34,600	312,596

		5,067,500

Switzerland — 9.7%
Baloise Holding AG	7,000	477,923
Clariant AG*	50,800	494,703
Credit Suisse Group AG	35,500	1,657,920
Georg Fischer AG*	1,400	503,500
Givaudan SA	2,392	1,997,931
Logitech International SA*	81,980	1,871,342
Nestle SA	134,900	5,830,046
Novartis AG	41,915	2,206,806
Rieter Holding AG	1,400	426,028

Roche Holding AG	32,485	5,085,264
Swiss Reinsurance	68,347	3,793,631
Swisscom AG	5,000	1,490,084
Zurich Financial Services AG	5,800	1,606,139

		27,441,317

Turkey — 0.7%
Turkcell Iletisim Hizmet AS	347,700	2,122,371

United Kingdom — 14.0%
Alliance & Leicester PLC	41,800	203,792
ARM Holdings PLC	861,800	1,497,612
AstraZeneca PLC	41,900	1,833,514
Aviva PLC	73,000	634,967
Barclays PLC	150,400	893,588
Beazley Group PLC	166,000	354,146
BP PLC	309,800	2,580,092
Brit Insurance Holdings PLC	129,500	423,439
BT Group PLC	389,500	1,129,175
Carnival PLC	123,346	3,676,320
Dairy Crest Group PLC	40,400	290,001
Drax Group PLC	46,611	627,593
DS Smith PLC	158,000	306,408
GKN PLC	203,300	722,081
GlaxoSmithKline PLC	47,500	1,028,973
HBOS PLC	143,700	326,022
IMI PLC	58,200	392,688
Legal & General Group PLC	364,200	657,280
Lloyds TSB Group PLC	96,900	389,371
Marston’s PLC	89,100	251,735
NEXT PLC	32,973	607,961
Northern Foods PLC	162,900	187,252
Old Mutual PLC	230,800	323,053
Reckitt Benckiser Group PLC	82,223	3,986,553
Royal Bank of Scotland Group PLC	174,353	562,444
Royal Dutch Shell PLC (Class B Stock)	103,100	2,896,356
RSA Insurance Group PLC	274,500	733,910
SABMiller PLC	105,700	2,063,747
Smith & Nephew PLC	192,800	2,036,236
Spectris PLC	4,700	56,207
Standard Chartered PLC	130,300	3,206,087
Tate & Lyle PLC	65,200	447,921
Taylor Wimpey PLC	107,500	69,645
Tomkins PLC	125,800	351,243
TT Electronics PLC	127,500	201,215
Vodafone Group PLC	179,000	395,307
Vodafone Group PLC, ADR	154,400	3,412,240

		39,756,174

United States — 1.4%
Schlumberger Ltd.	51,900	4,052,871

TOTAL LONG-TERM INVESTMENTS (cost $315,487,826)		271,305,462

SHORT-TERM INVESTMENT — 2.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $6,517,611)(w)	6,517,611	6,517,611

TOTAL SHORT-TERM INVESTMENTS (cost $6,517,611)		6,517,611

TOTAL INVESTMENTS(o) — 97.9% (cost $322,005,437)		277,823,073
Other assets in excess of liabilities — 2.1%		5,986,110

NET ASSETS — 100.0%		$283,809,183

The Following abbreviations are used in the portfolio descriptions:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
*	Non-income producing security.
**	Less than one share.
(o)	As of September 30, 2008, 185 securities representing $225,226,294 and 79.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Other Significant Observable Inputs (Level 2, as defined below)
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$52,596,779	—
Level 2 - Other Significant Observable Inputs	225,226,294	$(228,868)
Level 3 - Significant Unobservable Inputs	—	—

Total	$277,823,073	$(228,868)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of September 30, 2008 were as follows:

Telecommunications	10.2%
Financial - Bank & Trust	8.7
Pharmaceuticals	8.3
Insurance	7.6
Oil, Gas & Consumable Fuels	6.5
Automobile Manufacturers	4.9
Chemicals	4.0
Food	4.0
Entertainment & Leisure	2.7
Oil & Gas	2.4
Affiliated Money Market Mutual Fund	2.3
Beverages	2.1
Diversified Operations	1.7
Media	1.7
Leisure Equipment & Products	1.7
Electric	1.6
Consumer Products & Services	1.5
Computer Services & Software	1.5
Transportation	1.4
Electric Utilities	1.3
Wireless Telecommunication Services	1.2
Diversified Financial Services	1.2
Banks	1.1
Electronics	1.1
Airlines	1.1
Electronic Components	0.9
Aerospace	0.9
Retail	0.9
Automotive Parts	0.9
Machinery - Construction & Mining	0.8
Automobiles	0.8
Medical Supplies & Equipment	0.7
Diversified	0.7
Computer Hardware	0.7
Home Furnishings	0.7
Telecom - Cellular	0.6
Semiconductor Components	0.5
Metals & Mining	0.5
Office Equipment	0.4
Distribution/Wholesale	0.4
Building Materials	0.4
Iron / Steel	0.4
Gaming	0.4
Financial Services	0.3
Multimedia	0.3
Machinery & Equipment	0.3
Aerospace & Defense	0.3
Insurance - Property Insurance	0.3
Environmental Services	0.3
Furniture	0.2
Independent Power Producers & Energy Traders	0.2
Healthcare - Services	0.2
Retail & Merchandising	0.2
Miscellaneous Manufacturing	0.2
Real Estate	0.2
Agriculture	0.2
Auto/trucks Parts & Equipment	0.2
Engineering/construction	0.2
Machinery	0.2
Commercial Banks	0.2
Farming & Agriculture	0.1
Steel Producers/Products	0.1
Diversified Machinery	0.1
Paper & Forest Products	0.1
Textiles	0.1

97.9%
Other assets in excess of liabilities	2.1

100.0%

SP MID-CAP GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.7%
COMMON STOCKS
Aerospace — 0.9%
CAE, Inc. (Canada)	100,000	$804,000

Agriculture — 0.6%
Viterra, Inc. (Canada)	50,000	508,500

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.(a)	17,100	871,416

Banks — 1.2%
Northern Trust Corp.	16,100	1,162,420

Beverages — 0.6%
Central European Distribution Corp.*(a)	12,000	544,920

Biotechnology — 1.0%
Alexion Pharmaceuticals, Inc.*	7,000	275,100
Illumina, Inc.*(a)	17,000	689,010

		964,110

Business Services — 1.7%
LKQ Corp.*	49,000	831,530
MasterCard, Inc. (Class A Stock)(a)	4,500	797,985

		1,629,515

Cable — 0.9%
Cablevision Systems Corp. (Class A Stock)(a)	16,500	415,140
Scripps Networks Interactive, Inc. (Class A Stock)(a)	12,500	453,875

		869,015

Capital Markets — 1.7%
Lazard Ltd. (Class A Stock) (Bermuda)	36,000	1,539,360

Chemicals — 3.7%
Airgas, Inc.	30,000	1,489,500
Ecolab, Inc.	34,900	1,693,348
Solutia, Inc.*	18,500	259,000

		3,441,848

Commercial Services — 5.8%
Alliance Data Systems Corp.*(a)	22,500	1,426,050
CoStar Group, Inc.*(a)	16,500	748,935
FTI Consulting, Inc.*	16,000	1,155,840
Iron Mountain, Inc.*(a)	47,000	1,147,270
VistaPrint Ltd. (Bermuda)*(a)	30,000	985,200

		5,463,295

Commercial Services & Supplies — 1.6%
Corrections Corp. of America*	49,000	1,217,650
SAIC, Inc.*	12,500	252,875

		1,470,525

Computer Hardware — 1.2%
Cognizant Technology Solutions Corp. (Class A Stock)*	50,000	1,141,500

Computer Services & Software — 1.7%
IHS, Inc. (Class A Stock)*	20,400	971,856
salesforce.com, Inc.*(a)	12,000	580,800

		1,552,656

Construction — 0.4%
Jacobs Engineering Group, Inc.*	6,500	353,015

Consumer Products & Services — 0.6%
Church & Dwight Co., Inc.	8,500	527,765

Distribution/Wholesale — 1.3%
Fastenal Co.(a)	24,000	1,185,360

Education — 3.6%
DeVry, Inc.	33,000	1,634,820
Strayer Education, Inc.	8,500	1,702,210

		3,337,030

Electronic Components — 6.0%
Activision Blizzard, Inc.*(a)	150,000	2,314,500
AMETEK, Inc.	27,500	1,121,175
Dolby Laboratories, Inc. (Class A Stock)*	35,500	1,249,245
Trimble Navigation Ltd.*	35,000	905,100

		5,590,020

Electronic Equipment & Instruments — 0.4%
Mettler-Toledo International, Inc.*	4,000	392,000

Electronics — 1.3%
FLIR Systems, Inc.*	32,500	1,248,650

Energy - Alternate Sources — 0.9%
Covanta Holding Corp.*(a)	33,500	801,990

Engineering/R&D Services — 0.9%
Fluor Corp.	15,750	877,275

Entertainment & Leisure — 2.5%
Penn National Gaming, Inc.*	16,000	425,120
Scientific Games Corp. (Class A Stock)*(a)	22,500	517,950
WMS Industries, Inc.*(a)	46,000	1,406,220

		2,349,290

Environmental Control — 2.1%
Clean Harbors, Inc.*	7,000	472,850
Stericycle, Inc.*(a)	26,000	1,531,660

		2,004,510

Financial Services — 2.6%
Affiliated Managers Group, Inc.*(a)	12,500	1,035,625
NASDAQ OMX Group (The)*	15,000	458,550
Visa, Inc. (Class A Stock)	14,500	890,155

		2,384,330

Food & Drug Retailers — 1.5%
Perrigo Co.(a)	36,000	1,384,560

Food — 1.2%
Ralcorp Holdings, Inc.*(a)	16,000	1,078,560

Healthcare Equipment & Supplies — 1.4%
Intuitive Surgical, Inc.*(a)	5,500	1,325,390

Healthcare Products — 5.0%
C.R. Bard, Inc.(a)	15,000	1,423,050
Gen-Probe, Inc.*(a)	19,700	1,045,085
IDEXX Laboratories, Inc.*(a)	15,500	849,400
Myriad Genetics, Inc.*(a)	20,500	1,330,040

		4,647,575

Healthcare Services — 0.6%
Psychiatric Solutions, Inc.*(a)	15,500	588,225

Insurance — 0.3%
Reinsurance Group of America, Inc.*	6,000	324,000

Internet — 0.7%
Equinix, Inc.*(a)	9,000	625,140

Internet Services — 0.4%
Ariba, Inc.*	28,000	395,640

Machinery — 0.5%
Cummins, Inc.	11,500	502,780

Manufacturing — 1.1%
Danaher Corp.	15,000	1,041,000

Medical Supplies & Equipment — 3.2%
Charles River Laboratories International, Inc.*(a)	16,500	916,245
Masimo Corp.*	18,500	688,200
Wright Medical Group, Inc.*(a)	45,500	1,385,020

		2,989,465

Metals & Mining — 1.0%
Precision Castparts Corp.	11,500	905,970

Oil & Gas — 1.5%
Continental Resources, Inc.*(a)	12,500	490,375
Smith International, Inc.	15,000	879,600

		1,369,975

Oil & Gas Services — 3.0%
CARBO Ceramics, Inc.(a)	18,000	928,980
Core Laboratories NV (Netherlands)(a)	6,750	683,910
ION Geophysical Corp.*(a)	38,800	550,572
National Oilwell Varco, Inc.*	13,500	678,105

		2,841,567

Oil, Gas & Consumable Fuels — 4.4%
Concho Resources, Inc.*(a)	35,000	966,350
Denbury Resources, Inc.*(a)	50,000	952,000
Range Resources Corp.	14,000	600,180
Southwestern Energy Co.*	21,000	641,340
XTO Energy, Inc.	20,000	930,400

		4,090,270

Pharmaceuticals — 4.8%
Cephalon, Inc.*	6,000	464,940
Express Scripts, Inc.*	19,000	1,402,580
United Therapeutics Corp.*(a)	13,100	1,377,727
VCA Antech, Inc.*	29,300	863,471
Vertex Pharmaceuticals, Inc.*	12,500	415,500

		4,524,218

Retail & Merchandising — 4.8%
BJ’s Wholesale Club, Inc.*(a)	15,000	582,900
GameStop Corp. (Class A Stock)*(a)	25,000	855,250
Kohl’s Corp.*	10,500	483,840
Ross Stores, Inc.(a)	31,000	1,141,110
Shoppers Drug Mart Corp.	30,000	1,448,928

		4,512,028

Retail - Auto Parts — 0.6%
Copart, Inc.*	13,500	513,000

Semiconductors — 2.8%
Itron, Inc.*(a)	9,000	796,770
Microchip Technology, Inc.(a)	24,000	706,320
Microsemi Corp.*(a)	42,000	1,070,160

		2,573,250

Software — 2.7%
ANSYS, Inc.*(a)	33,500	1,268,645
Autodesk, Inc.*(a)	18,000	603,900
Blackboard, Inc.*(a)	15,000	604,350

		2,476,895

Specialty Retail — 1.5%
Urban Outfitters, Inc.*(a)	45,000	1,434,150

Telecommunications — 6.3%
American Tower Corp. (Class A Stock)*	37,100	1,334,487
Harris Corp.	25,000	1,155,000
Juniper Networks, Inc.*(a)	40,100	844,907
NII Holdings, Inc.*	30,000	1,137,600
SBA Communications Corp. (Class A Stock)*(a)	55,000	1,422,850

		5,894,844

Textiles, Apparel & Luxury Goods — 0.9%
Guess?, Inc.	24,500	852,355

Transportation — 1.4%
Expeditors International of Washington, Inc.	20,500	714,220
J.B. Hunt Transport Services, Inc.	19,000	634,030

		1,348,250

TOTAL LONG-TERM INVESTMENTS (cost $97,853,517)		91,253,422

SHORT-TERM INVESTMENT — 40.5%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $37,815,291; includes $34,824,452 of cash collateral for securities on loan)(b)(w)	37,815,291	37,815,291

TOTAL INVESTMENTS — 138.2% (cost $135,668,808)		129,068,713
Liabilities in excess of other assets — (38.2)%		(35,695,590)

NET ASSETS — 100.0%		$93,373,123

The following abbreviations are use in the portfolio descriptions:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $34,691,865; cash collateral of $34,824,452 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$129,068,713	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$129,068,713	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP PIMCO HIGH YIELD PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 118.0%

BANK NOTES(c)— 6.9%
Chrysler Financial, Term, 144A (original cost $1,881,000; purchased 07/31/07, 11/28/07)(f)(g)	Ba-	6.82%	08/03/14		$1,980	$1,330,065
Community Health System, Term B (original cost $34,803; purchased 06/28/07)(f)(g)	Ba	4.00%	07/02/14		35	30,452
Community Health System, Term B (original cost $516,241; purchased 06/28/07, 12/18/07)(f)(g)	Ba	5.06%	07/02/14		516	451,711
Community Health System, Term B (original cost $117,850; purchased 06/03/08)(f)(g)	Ba	5.95%	07/25/14		118	103,119
Community Health System, Term B (original cost $46,404; purchased 09/30/08)(f)(g)	Ba	5.97%	07/25/14		46	40,603
Ford Motor Corp. (original cost $1,661,828; purchased 12/12/06 - 05/21/08)(f)(g)	Ba-	5.49%	11/29/13		1,729	1,129,780
HCA, Inc., Term B (original cost $738,750; purchased 11/14/06)(f)(g)	Ba-	6.01%	11/14/13		739	646,560
Idearc, Inc., Term B (original cost $55,928; purchased 03/27/08, 04/02/08)(f)(g)	Ba	5.71%	11/17/14		64	36,938
Idearc, Inc., Term B (original cost $1,176,766; purchased 02/07/08)(f)(g)	Ba	5.77%	11/17/14		1,429	827,176
MGM Studios, Term B (original cost $973,816; purchased 12/18/06)(f)(g)	Ba-	7.01%	04/08/12		982	688,671
Nordic Telephone (Denmark) (original cost $367,238; purchased 04/19/06)(f)(g)	Ba+	6.39%	11/30/13	EUR	365	463,477
Nordic Telephone (Denmark) (original cost $442,735; purchased 04/19/06)(f)(g)	Ba+	6.64%	11/30/14	EUR	440	564,527
Quicksilver (original cost $490,000; purchased 08/05/08)(f)(g)	Ba-	8.20%	08/05/13		500	477,500
Roundy’s, Inc., Term B (original cost $869,963; purchased 09/30/08)(f)(g)	Ba-	5.50%	10/27/11		870	790,941
Roundy’s, Inc., Term B (original cost $43,313; purchased 09/30/08)(f)(g)	Ba-	6.75%	10/27/11		43	39,378
Thompson Learning, Term B (original cost $983,683; purchased 06/27/07, 07/02/08)(f)(g)	B+(d)	6.20%	06/27/14		993	808,887
Tribune Co., Term B (original cost $445,996; purchased 06/18/08)(f)(g)	Ba	5.41%	06/04/14		594	256,907
Tribune Co., Term X (original cost $119,467; purchased 05/17/07)(f)(g)	Ba	5.41%	05/30/09		119	109,312
Univision Communications, Inc., Term B (original cost $939,597; purchased 03/16/07)(f)(g)	B+(d)	5.05%	09/15/14		940	601,342
Univision Communications, Inc., Term DD (original cost $60,403; purchased 10/12/07, 05/08/08)(f)(g)	Ba-	6.25%	09/15/14		60	38,658
VNU/Nielsen Finance LLC, Term B (original cost $1,953,862; purchased 08/08/06,05/21/08)(f)(g)	B+(d)	4.80%	08/08/13		1,960	1,686,593
VNU/Nielsen Finance LLC, Term B (original cost $4,997; purchased 09/30/08)(d)(f)(g)	B+(d)	4.80%	08/08/13		5	4,300
Wind Acquisitions Finance SA, Term B, 144A (original cost $359,437; purchased 12/07/06 - 09/02/08)(f)(g)	B-(d)	10.04%	12/21/11		359	348,654

TOTAL BANK NOTES (cost $14,514,731)						11,475,551

CONVERTIBLE BONDS — 0.4%
Oil & Gas Exploration/Production — 0.2%
Chesapeake Energy Corp., Gtd. Notes	Ba3	2.25%	12/15/38		600	412,500

Pharmaceuticals — 0.2%
Mylan, Inc., Gtd. Notes	B+(d)	1.25%	03/15/12		325	249,844

TOTAL CONVERTIBLE BONDS (cost $857,495)						662,344

CORPORATE BONDS — 84.4%

Advertising — 0.7%
R.H. Donnelley Corp., Gtd. Notes, 144A (original cost $37,500; purchased 09/02/08)(f)(g)	B1	11.75%		05/15/15	50	30,500
R.H. Donnelley Corp., Sr. Disc. Notes	B3	6.875%		01/15/13	175	68,250
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875%		01/15/16	2,025	688,500
R.H. Donnelley Corp., Sr. Unsec’d. Notes	B3	8.875%		10/15/17	1,050	357,000

						1,144,250

Airlines — 0.1%
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.201%		03/01/10	94	93,328
United AirLines, Inc., Series 01-1, Pass-Through Certificates	Ba2	6.602%		09/01/13	56	55,415

						148,743

Automotive — 3.8%
Allison Transmission, Gtd. Notes, 144A (original cost $814,281; purchased 10/11/07 - 05/09/08)(f)(g)	Caa1	11.00%		11/01/15	850	739,500
ArvinMeritor, Inc., Gtd. Notes	B2	8.125%		09/15/15	655	504,350
ArvinMeritor, Inc., Gtd. Notes	B2	8.75%		03/01/12	1,180	991,200
Cooper-Standard Automotive, Inc., Gtd. Notes	B3	7.00%		12/15/12	570	458,850
Ford Motor Co., Sr. Unsec’d. Notes	Caa1	9.215%		09/15/21	100	47,500
General Motors Corp., Sr. Unsec’d. Notes	Caa2	7.40%		09/01/25	50	18,000
General Motors Corp., Sr. Unsec’d. Notes	Caa2	7.70%		04/15/16	1,550	620,000
General Motors Corp., Sr. Unsec’d. Notes	Caa2	8.25%		07/15/23	400	157,000
Goodyear Tire & Rubber Co. (The), Gtd. Notes	Ba3	6.678	%(c)	12/01/09	225	220,500
Goodyear Tire & Rubber Co. (The), Gtd. Notes	Ba3	9.00%		07/01/15	450	445,500
Tenneco, Inc., Gtd. Notes	B2	8.125%		11/15/15	615	525,825
Tenneco, Inc., Sr. Sec’d. Notes	Ba3	10.25%		07/15/13	351	360,652
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $245,938; purchased 03/21/07)(f)(g)	Ba3	7.00%		03/15/14	250	206,250
TRW Automotive, Inc., Gtd. Notes, 144A (original cost $1,326,975; purchased 03/14/07 - 02/25/08)(f)(g)	Ba3	7.25%		03/15/17	1,375	1,086,250

						6,381,377

Banks — 0.4%
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $699,342; purchased 07/09/08)(f)(g)	Aa2	6.20%		07/19/13	700	694,897

Business Services — 0.8%
NSG Holdings LLC / NSG Holdings, Inc., Sr. Sec’d. Notes, 144A (original cost $798,500; purchased 03/06/07 - 05/20/08)(f)(g)	Ba2	7.75%		12/15/25	800	760,000
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $175,000; purchased 04/25/07)(f)(g)	B1	6.75%		05/01/14	175	147,875
Petroplus Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $175,000; purchased 04/25/07)(f)(g)	B1	7.00%		05/01/17	175	145,250
TransCapitalInvest Ltd. for OJSC AK Transneft, Sec’d. Notes (Ireland)	A2	6.103%		06/27/12	325	292,240

						1,345,365

Cable — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes	Caa1	8.75%		11/15/13	1,440	1,252,800

Capital Goods — 0.3%
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.125%		05/15/16	625	582,813

Chemicals — 1.4%
Ineos Group Holdings PLC, Sec’d. Notes, 144A (United Kingdom) (original cost $1,389,169; purchased 06/08/06 - 05/02/08)(f)(g)	B3	8.50%		02/15/16	1,525	823,500
Nalco Co., Gtd. Notes	B3	8.875%		11/15/13	610	608,475
Rockwood Specialties Group, Inc., Gtd. Notes	B3	7.50%		11/15/14	1,025	973,750

						2,405,725

Commercial Services — 1.1%
ARAMARK Corp., Gtd. Notes	B3	6.301	%(c)	02/01/15	100	87,500

ARAMARK Corp., Gtd. Notes	B3	8.50%		02/01/15	755	709,700
United Rentals North America, Inc., Gtd. Notes	B1	6.50%		02/15/12	1,350	1,127,250

						1,924,450

Computer Services & Software — 2.2%
First Data Corp., Gtd. Notes, 144A (original cost $2,627,250; purchased 10/16/07 - 06/20/08)(f)(g)	B3	9.875%		09/24/15	2,825	2,217,625
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	4.723	% (c)	10/01/09	825	787,875
Seagate Technology HDD Holdings, Gtd. Notes (Cayman Islands)	Ba1	6.375%		10/01/11	600	589,500

						3,595,000

Containers & Packaging — 1.0%
Berry Plastics Holding Corp., Sr. Sec’d. Notes	Caa1	8.875%		09/15/14	925	721,500
Crown Americas LLC / Crown Americas Capital Corp., Gtd. Notes	B1	7.625%		11/15/13	200	197,000
Crown Americas LLC / Crown Americas Capital Corp., Gtd. Notes	B1	7.75%		11/15/15	700	682,500

						1,601,000

Diversified — 0.3%
Actuant Corp., Gtd. Notes	Ba2	6.875%		06/15/17	520	496,600

Diversified Financial Services — 9.4%
AES Red Oak LLC, Sr. Sec’d. Notes	B1	8.54%		11/30/19	918	913,121
American Express Co., Sr. Unsec’d. Notes	A1	7.00%		03/19/18	1,750	1,544,511
Bank of America Corp., Jr. Sub. Notes	A1	8.00	%(c)	12/29/49	2,925	2,316,211
Chukchansi Economic Development Authority, Sr. Unsec’d. Notes, 144A (original cost $350,000; purchased 10/31/05)(f)(g)	B2	8.00%		11/15/13	350	280,000
Citigroup, Inc., Jr. Sub. Notes	A2	8.40	%(c)	04/29/49	2,900	1,973,914
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50%		04/11/13	5	4,364
El Paso Performance-Linked Trust, Sr. Unsec’d. Notes, 144A (original cost $2,139,438; purchased 04/08/08, 07/18/08)(f)(g)	Ba3	7.75%		07/15/11	2,100	2,126,527
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	NR	5.625%		10/01/08	540	540,000
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	5.70%		01/15/10	130	99,559
Ford Motor Credit Co. LLC, Sr. Unsec’d. Notes	B1	7.80%		06/01/12	2,540	1,577,149
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.95%		01/18/18	400	329,986
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	6.15%		04/01/18	375	311,818
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75%		10/01/37	1,200	801,108
JET Equipment Trust Equipment Trust (original cost $124,447; purchased 03/04/02)(f)(g)(i)	NR	10.00%		06/15/12	134	106,098
JET Equipment Trust, Sr. Unsec’d. Notes (original cost $11,899; purchased 10/18/01)(f)(g)	NR	7.63%		08/15/12	11	41
KRATON Polymers LLC / KRATON Polymers Capital Corp., Gtd. Notes	Caa1	8.125%		01/15/14	675	391,500
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	B3	6.625%		01/18/12	50	6,250
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN(i)	B3	5.625%		01/24/13	775	96,875
Lehman Brothers Holdings, Inc., Sub. Notes(i)	Caa2	7.50%		05/11/38	450	562
Lehman Brothers Holdings, Inc., Sub. Notes, MTN(i)	Caa2	6.75%		12/28/17	200	250
Merrill Lynch & Co., Inc., Sr. Unsec’d. Notes, MTN	A2	5.054	%(c)	05/12/10	400	385,824
SLM Corp., Sr. Unsec’d. Notes, MTN	Baa2	2.96	%(c)	07/26/10	150	113,777
SMFG Preferred Capital USD 3 Ltd., Sr. Sub. Notes, 144A (Cayman Islands) (original cost $205,690; purchased 08/27/08)(f)(g)	A2	9.50	%(c)	07/25/49	200	192,734
Smurfit Kappa Funding PLC, Sr. Sub. Notes (Ireland)	B2	7.75%		04/01/15	100	83,250
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $297,603; purchased 03/13/07)(f)(g)	Baa2	6.625%		03/20/17	300	195,000
TNK-BP Finance SA, Gtd. Notes, 144A (Luxembourg) (original cost $398,504; purchased 07/13/06)(f)(g)	Baa2	7.50%		07/18/16	400	280,000
Universal City Florida Holding Co. I/II, Sr. Notes	B3	7.551	%(c)	05/01/10	50	47,000
Universal City Florida Holding Co. I/II, Sr. Notes	B3	8.375%		05/01/10	950	916,750

						15,634,179

Diversified Manufacturing — 0.5%
Bombardier, Inc., Sr. Unsec’d. Notes, 144A (Canada) (original cost $700,000; purchased 11/10/06)(f)(g)	Ba2	7.25%		11/15/16	EUR	700	900,215

Electric — 4.0%
AES Corp. (The), Sr. Notes, 144A (original cost $100,000; purchased 05/14/08)(f)(g)	B1	8.00%		06/01/20		100	87,500
AES Corp. (The), Sr. Unsec’d. Notes	B1	7.75%		03/01/14		300	279,000
AES Corp. (The), Sr. Unsec’d. Notes	B1	8.00%		10/15/17		625	564,062
Energy Future Holdings Corp., Gtd. Notes, 144A (original cost $3,327,838; purchased 11/07/07 - 05/13/08)(f)(g)	B3	10.875%		11/01/17		3,300	2,978,250
Energy Future Holdings Corp., Gtd. Notes, PIK, 144A (original cost $130,813; purchased 04/23/08 - 04/29/08)(f)(g)	B3	11.25%		11/01/17		125	105,625
Intergen NV, Sr. Sec’d. Notes, 144A (Netherlands) (original cost $844,625; purchased 04/14/08 - 06/06/08)(f)(g)	Ba3	9.00%		06/30/17		800	800,000
Ipalco Enterprises, Inc., Sr. Sec’d. Notes, 144A (original cost $644,042; purchased 04/02/08 - 04/25/08)(f)(g)	Ba1	7.25%		04/01/16		645	615,975
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, 144A (original cost $1,171,000; purchased 04/04/08, 07/09/08)(f)(g)	B3	10.25%		11/01/15		1,150	1,037,875
Texas Competitive Electric Holdings Co. LLC, Gtd. Notes, PIK, 144A (original cost $177,188; purchased 04/16/08)(f)(g)	B3	10.50%		11/01/16		175	148,313

							6,616,600

Electronic Components — 1.1%
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.625%		07/01/13		450	414,000
Celestica, Inc., Sr. Sub. Notes (Canada)	B3	7.875%		07/01/11		900	873,000
Legrand France SA, Unsub. Notes (France)	Baa3	8.50%		02/15/25		500	501,757

							1,788,757

Environmental Services — 0.7%
Allied Waste North America, Inc., Sr. Sec’d. Notes	B1	7.25%		03/15/15		370	354,275
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.50%		05/15/15		325	310,375
Cie Generale de Geophysique-Veritas, Gtd. Notes (France)	Ba3	7.75%		05/15/17		550	522,500

							1,187,150

Financial - Bank & Trust — 5.7%
American Express Bank FSB, Sr. Unsec’d. Notes	Aa3	5.50%		04/16/13		900	823,703
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $496,635; purchased 12/07/07)(f)(g)	Aa2	6.05%		12/04/17		500	465,034
Barclays Bank PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $1,191,045; purchased 12/13/0, 12/19/07)(f)(g)	Aa3	7.434	%(c)	09/29/49		1,150	936,462
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $421,670; purchased 04/18/08, 06/25/08)(f)(g)	Aa2	7.70	%(c)	04/29/49		425	348,885
C8 Capital SPV Ltd., Notes, 144A (British Virgin Islands) (original cost $800,000; purchased 02/06/07)(f)(g)	BBB-(d)	6.64	%(c)	12/31/49		800	747,592
HBOS PLC, Sr. Sub. Notes, 144A (United Kingdom) (original cost $398,336; purchased 05/15/08)(f)(g)	Aa3	6.75%		05/21/18		400	335,391
HSBC Holdings PLC, Sub. Notes (United Kingdom)	Aa3	6.50%		09/15/37		1,100	935,511
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, 144A (United Kingdom) (original cost $453,906; purchased 06/06/08 - 06/11/08)(f)(g)	A1	6.99	%(c)	10/29/49		500	372,626
Royal Bank of Scotland Group PLC, Jr. Sub. Notes, MTN (United Kingdom)	A1	7.64	%(c)	03/31/49		1,300	968,523
Santander Perpetual SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $496,712; purchased 10/18/07, 12/13/07)(f)(g)	Aa2	6.671	%(c)	10/29/49		500	466,073
UBS AG, Notes, 144A (Switzerland)	Aa2	5.75%		04/25/18		1,200	1,043,700
UBS Preferred Funding Trust V, Gtd. Notes	A1	6.243	%(c)	05/29/49		250	192,635
Wells Fargo Capital XIII, Bank Gtd. Notes, MTN	Aa2	7.70	%(c)	12/29/49		300	261,603
Wells Fargo Capital XV, Jr. Sub. Notes	Aa2	9.75	%(c)	12/29/49		1,750	1,697,500

							9,595,238

Foods — 1.6%
American Stores Co., Sr. Unsec’d. Notes	B1	8.00%		06/01/26	400	374,962
Ingles Markets, Inc., Sr. Sub. Notes	B2	8.875%		12/01/11	975	977,437
New Albertsons, Inc., Sr. Unsec’d. Notes	B1	7.45%		08/01/29	610	542,552
New Albertsons, Inc., Sr. Unsec’d. Notes	B1	7.75%		06/15/26	630	579,076
New Albertsons, Inc., Sr. Unsec’d. Notes, MTN	B1	6.57%		02/23/28	300	241,125

						2,715,152

Forest & Paper Products — 3.4%
Cascades, Inc., Gtd. Notes (Canada)	Ba3	7.25%		02/15/13	900	697,500
Georgia Pacific LLC, Debs.	B2	9.50%		12/01/11	225	222,750
Georgia Pacific LLC, Gtd. Notes, 144A (original cost $674,125; purchased 12/28/07 - 03/12/08)(f)(g)	Ba3	7.00%		01/15/15	700	637,000
Georgia Pacific LLC, Gtd. Notes, 144A (original cost $1,549,188; purchased 07/19/07 - 08/21/08)(f)(g)	Ba3	7.125%		01/15/17	1,625	1,450,312
Georgia Pacific LLC, Sr. Unsec’d. Notes	B2	7.375%		12/01/25	1,350	1,090,125
Georgia Pacific LLC, Sr. Unsec’d. Notes	B2	8.00%		01/15/24	100	88,000
Georgia Pacific LLC, Sr. Unsec’d. Notes	B2	8.125%		05/15/11	200	198,000
Smurfit Capital Funding PLC, Gtd. Notes (Ireland)	Ba2	7.50%		11/20/25	700	581,000
Verso Paper Holdings LLC / Verson Paper, Inc., Sr. Sec’d. Notes	B2	9.125%		08/01/14	825	709,500

						5,674,187

Gaming — 1.0%
Harrah’s Operating Co., Inc., Gtd. Notes, 144A (original cost $494,500; purchased 05/09/08)(f)(g)	Caa1	10.75%		02/01/16	575	293,250
Mirage Resorts, Inc., Gtd. Notes	Ba2	7.25%		08/01/17	500	345,000
Station Casinos, Inc., Sr. Unsec’d. Notes	B3	7.75%		08/15/16	580	314,650
Wynn Las Vegas Capital Corp., First Mortgage	Ba2	6.625%		12/01/14	795	677,738

						1,630,638

Healthcare Products — 2.3%
Biomet, Inc., Gtd. Notes	B3	10.00%		10/15/17	550	561,000
Biomet, Inc., Gtd. Notes	Caa1	11.625%		10/15/17	3,320	3,336,600

						3,897,600

Healthcare Services — 1.4%
Community Health Systems, Inc., Gtd. Notes	B3	8.875%		07/15/15	1,915	1,819,250
Health Management Associates, Inc., Sr. Unsec’d. Notes	BB-(d)	6.125%		04/15/16	175	140,000
Service Corp. International, Sr. Unsec’d. Notes	B1	7.625%		10/01/18	500	447,500

						2,406,750

Hospitals/Hospital Management — 4.6%
DaVita, Inc., Gtd. Notes	B1	6.625%		03/15/13	25	23,750
DaVita, Inc., Gtd. Notes	B2	7.25%		03/15/15	830	788,500
Fresenius Medical Care Capital Trust IV, Gtd. Notes	Ba3	7.875%		06/15/11	1,325	1,338,250
HCA, Inc. Sr. Sec’d. Notes	B2	9.25%		11/15/16	5,720	5,562,700

						7,713,200

Insurance — 0.7%
American International Group, Inc., Jr. Sub Debs., 144A (original cost $426,332; purchased 05/13/08, 05/14/08)(f)(g)	Baa1	8.175	%(c)	05/15/58	425	68,082
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $1,500,000; purchased 08/13/08)(f)(g)	A3	8.25%		08/15/18	1,500	871,459
American International Group, Inc., Sr. Unsec’d. Notes, MTN	A3	5.85%		01/16/18	500	250,974

						1,190,515

Machinery & Equipment — 0.3%
Chart Industries, Inc., Sr. Sub. Notes	B3	9.125%		10/15/15	500	512,500

Media — 5.3%
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	6.75%		04/15/12	100	91,625
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		04/01/11	1,600	1,536,000
CSC Holdings, Inc., Sr. Unsec’d. Notes	B1	7.625%		07/15/18	450	391,500

Dex Media West LLC / Dex Media Finance Co., Sr. Sub. Notes	B1	9.875%		08/15/13		50	31,000
Dex Media West LLC / Dex Media Finance Co., Sr. Unsec’d. Notes	B1	8.50%		08/15/10		830	732,475
Dex Media, Inc., Sr. Unsec’d. Notes	B2	8.00%		11/15/13		225	103,500
Echostar DBS Corp., Gtd. Notes	Ba3	6.375%		10/01/11		150	138,000
Echostar DBS Corp., Gtd. Notes	Ba3	7.00%		10/01/13		475	409,687
Echostar DBS Corp., Gtd. Notes	Ba3	7.125%		02/01/16		2,020	1,621,050
Lighthouse International Co. SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $822,214; purchased 04/08/04 - 07/06/08)(f)(g)	B2	8.00%		04/30/14	EUR	745	634,529
Quebecor Media, Inc., Sr. Unsec’d. Notes (Canada)	B2	7.75%		03/15/16		1,225	1,078,000
Unity Media GmbH, Sr. Sec’d. Notes, 144A (Germany) (original cost $450,000; purchased 07/11/05)(f)(g)	Caa1	10.375%		02/15/15		450	435,375
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B3	7.75%		01/15/14	EUR	675	769,713
UPC Holding BV, Sr. Sec’d. Notes (Netherlands)	B3	8.625%		01/15/14	EUR	300	350,541
Videotron Ltee, Gtd. Notes, 144A (Canada) (original cost $536,250; purchased 04/28/08)(f)(g)	Ba2	9.125%		04/15/18		500	515,000

							8,837,995

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	7.084	%(c)	04/01/15		460	440,629
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.25%		04/01/15		325	319,313
Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec’d. Notes	Ba2	8.375%		04/01/17		1,375	1,354,375

							2,114,317

Oil & Gas Exploration/Production — 2.2%
Chesapeake Energy Corp., Gtd. Notes	BB(d)	2.50%		05/15/37		150	143,437
Chesapeake Energy Corp., Gtd. Notes	Ba3	6.875%		01/15/16		300	273,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.00%		08/15/14		450	420,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.50%		06/15/14		500	478,750
Chesapeake Energy Corp., Gtd. Notes	Ba3	7.625%		07/15/13		200	191,000
Citic Resources Finance Ltd., Gtd. Notes, 144A (Bermuda) (original cost $24,932; purchased 05/14/07)(f)(g)	Ba2	6.75%		05/15/14		25	19,000
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		06/15/17		950	848,695
El Paso Corp., Sr. Unsec’d. Notes, MTN	Ba3	8.05%		10/15/30		200	173,444
SemGroup LP, Sr. Notes, 144A (original cost $1,338,192; purchased 11/04/05 - 05/21/08)(f)(g)(i)	NR	8.75%		11/15/15		1,350	135,000
Sonat, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		07/15/11		650	657,823
Williams Cos., Inc., Sr. Unsec’d. Notes	Baa3	7.875%		09/01/21		300	300,000

							3,641,649

Oil, Gas & Consumable Fuels — 2.0%
Enterprise Products Operating LP, Gtd. Notes	Ba1	7.034	%(c)	01/15/68		300	241,869
Enterprise Products Operating LP, Gtd. Notes	Ba1	8.375	%(c)	08/01/66		510	472,755
OPTI Canada, Inc., Sr. Sec’d. Notes (Canada)	B1	8.25%		12/15/14		280	258,650
Petrohawk Energy Corp., Sr. Notes, 144A (original cost $74,063; purchased 06/20/08)(f)(g)	B3	7.875%		06/01/15		75	65,250
SandRidge Energy, Inc., Gtd. Notes, PIK, 144A (original cost $2,496,875; purchased 05/01/08, 05/08/08)(f)(g)	B3	8.625%		04/01/15		2,500	2,237,500

							3,276,024

Paper & Forest Products — 0.3%
Berry Plastics Corp., Sr. Sec’d. Notes	B1	9.50	%(c)	02/15/15		525	467,250

Pipelines & Other — 2.6%
Dynegy Holdings, Inc., Sr. Unsec’d. Notes	B2	7.50%		06/01/15		315	266,175
Dynegy Roseton / Danskammer Pass-Through Trust, Series A, Pass-Through Certificates	Ba3	7.27%		11/08/10		1,964	1,998,187
Dynegy Roseton / Danskammer Pass-Through Trust, Series B, Pass-Through Certificates	Ba3	7.67%		11/08/16		375	340,313
Kinder Morgan Finance Co. ULC, Gtd. Notes (Canada)	Ba1	5.70%		01/05/16		1,225	1,099,437
Knight, Inc., Sr. Unsec’d. Notes	Ba1	5.15%		03/01/15		100	84,750
NGPL PipeCo. LLC, Sr. Notes, 144A (original cost $625,000; purchased 12/14/07)(f)(g)	Baa3	7.119%		12/15/17		625	593,206

							4,382,068

Real Estate Investment Trusts — 0.7%
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	6.75%		04/01/17	825	779,625
Ventas Realty LP / Ventas Capital Corp., Gtd. Notes	Ba1	7.125%		06/01/15	250	248,125
Ventas Realty LP / Ventas Capital Corp., Sr. Notes	Ba1	6.625%		10/15/14	100	96,000

						1,123,750

Real Estate Management & Development — 0.2%
Forest City Enterprises, Inc., Sr. Unsec’d. Notes	Ba3	7.625%		06/01/15	375	300,000

Retail — 2.5%
AmeriGas Partners LP, Sr. Unsec’d. Notes	Ba3	7.25%		05/20/15	1,800	1,638,000
Bon-Ton Department Stores, Inc. (The), Gtd. Notes	Caa1	10.25%		03/15/14	725	217,500
Ferrellgas Escrow LLC / Ferrellgas Finance Escrow Corp., Sr. Unsec’d. Notes	Ba3	6.75%		05/01/14	805	656,075
Ferrellgas Partners LP / Ferrellgas Partners Finance, Sr. Notes	B2	8.75%		06/15/12	1,210	1,034,550
Suburban Propane Partners LP, Sr. Notes	B1	6.875%		12/15/13	645	570,825

						4,116,950

Semiconductors — 1.5%
Advanced Micro Devices, Inc., Sr. Unsec’d. Notes	B(d)	6.00%		05/01/15	350	170,188
Freescale Semiconductor, Inc., Gtd. Notes	B2	8.875%		12/15/14	1,000	690,000
Freescale Semiconductor, Inc., Gtd. Notes, PIK	B2	9.125%		12/15/14	425	267,750
Sensata Technologies BV, Gtd. Notes (Netherlands)	Caa1	8.00%		05/01/14	1,650	1,394,250

						2,522,188

Services Cyclical - Rental Equipment — 1.1%
Hertz Corp. (The), Gtd. Notes	B1	8.875%		01/01/14	2,060	1,776,750

Technology — 0.7%
Sanmina-SCI Corp., Sr. Sub. Notes	B3	8.125%		03/01/16	450	382,500
Sungard Data Systems, Inc., Gtd. Notes	Caa1	9.125%		08/15/13	900	810,000

						1,192,500

Telecommunications — 8.4%
Cincinnati Bell, Inc., Gtd. Notes	Ba3	7.25%		07/15/13	125	112,500
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	6.625%		03/15/15	200	166,000
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.125%		03/15/19	1,670	1,327,650
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	7.875%		01/15/27	725	543,750
Hawaiian Telecom Communications, Inc., Gtd. Notes	Caa3	9.75%		05/01/13	700	140,000
Nordic Telephone Co. Holdings ApS, Sr. Sec’d. Notes, 144A (Denmark) (original cost $250,000; purchased 04/26/06)(f)(g)	B2	8.875%		05/01/16	250	227,500
Nortel Networks Corp., Gtd. Notes (Canada)	B3	2.125%		04/15/14	400	191,500
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	9.00	%(c)	07/15/11	100	66,750
Nortel Networks Ltd., Gtd. Notes (Canada)	B3	10.125%		07/15/13	2,600	1,625,000
Northwestern Bell Telephone, Sr. Unsec’d. Notes	Ba1	7.75%		05/01/30	750	562,500
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.25%		02/15/11	500	467,500
Qwest Capital Funding, Inc., Gtd. Notes	B1	7.90%		08/15/10	1,025	991,687
Qwest Communications International, Inc., Gtd. Notes	Ba3	7.50%		02/15/14	2,090	1,807,850
Qwest Communications International, Inc., Sr. Unsec’d. Notes	B1	3.50%		11/15/25	400	339,500
Qwest Corp., Sr. Unsec’d. Notes	Ba1	6.069	%(c)	06/15/13	325	276,250
Sprint Capital Corp. Gtd. Notes	Baa3	6.375%		05/01/09	250	245,000
Sprint Capital Corp., Gtd. Notes	Baa3	6.90%		05/01/19	1,050	813,750
Sprint Capital Corp., Gtd. Notes	Baa3	8.75%		03/15/32	200	156,000
Sprint Nextel Corp., Sr. Unsec’d. Notes	Baa3	6.00%		12/01/16	445	342,650
Telesat Canada / Telesat LLC, Sr. Sub. Notes, 144A (original cost $199,000; purchased 06/27/08)(f)(g)	Caa1	12.50%		11/01/17	200	169,000
Telesat Canada / Telesat LLC Sr. Notes, 144A (original cost $406,625; purchased 06/27/08, 07/09/08)(f)(g)	Caa1	11.00%		11/01/15	420	336,000
Time Warner Telecom Holdings, Inc., Gtd. Notes	B3	9.25%		02/15/14	850	786,250
West Corp., Gtd. Notes	Caa1	9.50%		10/15/14	1,050	803,250
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A (Luxembourg) (original cost $600,000; purchased 11/22/05)(f)(g)	B2	10.75%		12/01/15	600	588,000
Windstream Corp., Gtd. Notes	Ba3	8.125%		08/01/13	100	95,000
Windstream Corp., Gtd. Notes	Ba3	8.625%		08/01/16	890	821,025

						14,001,862

Tobacco — 0.2%
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.75%		06/01/18	415	409,407

Utilities — 5.9%
CMS Energy Corp., Sr. Unsec’d. Notes	Ba1	2.875%		12/01/24	325	336,781
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.20%		05/15/19	1,100	968,000
Homer City Funding LLC, Sr. Sec’d. Notes	Ba2	8.734%		10/01/26	1,449	1,471,116
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	Ba1	8.625%		11/14/11	175	175,875
NRG Energy, Inc., Gtd. Notes	B1	7.25%		02/01/14	210	194,775
NRG Energy, Inc., Gtd. Notes	B1	7.375%		02/01/16	3,100	2,790,000
NRG Energy, Inc., Gtd. Notes	B1	7.375%		01/15/17	100	91,000
PSE&G Energy Holdings LLC, Sr. Unsec’d. Notes	Ba3	8.50%		06/15/11	1,000	1,012,307
Reliant Energy Mid-Atlantic Power Holdings LLC, Series B, Pass-Through Certificates	Ba1	9.237%		07/02/17	318	343,763
Reliant Energy, Inc., Sr. Sec’d. Notes	Ba3	6.75%		12/15/14	2,075	1,774,125
Tenaska Alabama Partners LP, Sr. Sec’d. Notes, 144A (original cost $762,290; purchased 06/13/05, 08/01/05)(f)(g)	Ba2	7.00%		06/30/21	748	673,852

						9,831,594

TOTAL CORPORATE BONDS (cost $167,875,275)						141,030,005

MUNICIPAL BONDS — 1.9%
Texas — 1.9%
Comal Texas Independent School District, General Obligation Unlimited Bond	Aaa	5.00%		02/01/36	3,000	2,749,380
Transition Communication Mobility, State of Texas, General Obligation Unlimited Bond	Aa1	5.00%		04/01/37	400	373,012

TOTAL MUNICIPAL BONDS (cost $3,377,891)						3,122,392

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 21.5%
Federal Home Loan Mortgage Corp.		5.00%		12/14/18	300	281,987
Federal National Mortgage Assoc.		5.00%		TBA	9,000	8,769,375
Federal National Mortgage Assoc.		5.00%		TBA	5,000	4,864,060
Federal National Mortgage Assoc.		5.50%		TBA	18,000	17,949,384
Federal National Mortgage Assoc.		6.00%		TBA	4,000	4,051,248

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $35,746,814)						35,916,054

COLLATERALIZED MORTGAGE OBLIGATIONS — 1.6%
American Home Mortgage Assets, Series 2006-1, Class 2A1	Aaa	3.397	%(c)	05/25/46	56	35,758
American Home Mortgage Assets, Series 2006-4, Class 1A12	Aaa	3.417	%(c)	10/25/46	78	30,161
American Home Mortgage Assets, Series 2006-5, Class A1	Aaa	3.775	%(c)	11/25/46	578	291,077
American Home Mortgage Assets, Series 2007-3, Class 22A1	Aaa	6.25	%(c)	06/25/37	266	161,883
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1	Aaa	5.66	%(c)	09/25/45	52	35,080
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1	AAA(d)	5.474	%(c)	05/25/47	88	73,811
Citigroup Mortgage Loan Trust, Inc., Series 2007-10, Class 22AA	AAA(d)	6.014	%(c)	09/25/37	181	126,426
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1	Aaa	3.537	%(c)	11/20/35	55	35,321
Countrywide Alternative Loan Trust, Series 2005-62, Class 2A1	Aaa	3.855	%(c)	12/25/35	43	26,558
Countrywide Alternative Loan Trust, Series 2006-HY13, Class 4A1	AAA(d)	5.898	%(c)	02/25/37	78	54,523

Countrywide Alternative Loan Trust, Series 2006-OA11, Class A1B	Aaa	3.397	%(c)	09/25/46	91	49,989
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A	Aaa	3.383	%(c)	12/20/46	155	94,151
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A	Aaa	3.398	%(c)	07/20/46	70	42,765
Harborview Mortgage Loan Trust, Series 2006-5, Class 2A1A	Aaa	3.21	%(c)	07/19/46	72	44,585
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Aaa	3.28	%(c)	09/19/46	631	259,662
Indymac Index Mortgage Loan Trust, Series 2006-AR12, Class A1	Aaa	3.397	%(c)	09/25/46	68	41,425
Mastr Adjustable Rate Mortgages Trust, Series 2006-OA1, Class 1A1	Aaa	3.417	%(c)	04/25/46	47	29,881
Residential Accredit Loans, Inc., Series 2007-QS4, Class 2A1	Aaa	3.537	%(c)	03/25/37	321	174,704
Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 2A1	Aaa	3.397	%(c)	07/25/46	80	49,225
Structured Asset Securities Corp., Series 2005-9XS, Class 2A1	Aaa	3.507	%(c)	06/25/35	683	458,433
Suntrust Alternative Loan Trust, Series 2006-1F, Class 3A	B1	3.557	%(c)	04/25/36	272	146,074
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 1A1	AA(d)	5.711	%(c)	02/25/37	80	58,990
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 2A3	BB(d)	5.868	%(c)	02/25/37	79	66,173
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 4A1	AAA(d)	5.469	%(c)	02/25/37	85	70,955
WaMu Mortgage Pass-Through Certificates, Series 2007-HY2, Class 1A1	AAA(d)	5.614	%(c)	12/25/36	84	65,617
WaMu Mortgage Pass-Through Certificates, Series 2007-OA1, Class A1A	Aaa	3.555	%(c)	02/25/47	75	39,418
WaMu Mortgage Pass-Through Certificates, Series 2007-OA2, Class 1A	Aaa	3.555	%(c)	03/25/47	79	41,836
WaMu Mortgage Pass-Through Certificates, Series 2007-OA3, Class 2A1A	Aaa	3.615	%(c)	04/25/47	80	46,350

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $2,786,375)						2,650,831

ASSET-BACKED SECURITY — 0.2%
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A6 (cost $395,988)	Aaa	5.726	%(c)	10/25/36	500	398,587

					Shares
PREFERRED STOCKS — 1.1%
Automotive — 0.1%
General Motors Corp., 5.25%, CVT					22,000	195,580

Diversified Financial Services — 0.8%
Bank of America Corp., 7.25%, CVT					1,450	1,215,100
Citigroup, Inc., 6.50%, CVT					3,850	157,850

						1,372,950

Insurance
American International Group, Inc., 8.50%, CVT					2,900	24,911

Metals & Mining — 0.2%
Freeport-McMoRan Copper & Gold, Inc., 6.75%, CVT					2,500	212,275

TOTAL PREFERRED STOCKS (cost $2,587,622)						1,805,716

TOTAL LONG-TERM INVESTMENTS (cost $228,142,191)						197,061,480

			Principal Amount (000)#
SHORT-TERM INVESTMENTS — 5.0%

REPURCHASE AGREEMENT — 2.2%
JPMorgan Chase Bank, 0.0%, dated 09/30/08 due 10/01/08 in the amount of $3,600,000 (cost $3,600,000; the value of collateral plus accrued interest was $3,672,669)(m)			$3,600	3,600,000

			Contracts/ Notional Amounts (000)#
OPTIONS PURCHASED* — 2.0%
Call Options — 2.0%
Interest Rate Swap Options,
expiring 09/18/2009 @ 4.00%			61,800	732,185
expiring 07/06/2009 @ 4.25%			23,100	362,580
expiring 07/06/2009 @ 4.25%			62,000	973,159
expiring 09/08/2009 @ 4.75%			60,000	1,268,745

TOTAL OPTIONS PURCHASED (cost $1,930,317)				3,336,669

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS(n) — 0.7%
U.S. Treasury Bills	1.55%	11/28/08	500	499,494
U.S. Treasury Bills	1.695%	12/11/08	750	747,532

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,246,284)				1,247,026

			Shares
AFFILIATED MONEY MARKET MUTUAL FUND — 0.1%
Dryden Core Investment Fund - Taxable Money Market Series (cost $257,433)(w)			257,433	257,433

TOTAL SHORT-TERM INVESTMENTS (cost $7,034,034)				8,441,128

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—123.0% (cost $235,176,225)				205,502,608

			Contracts/ Notional Amounts (000)#
OPTIONS WRITTEN* — (1.8)%
Call Options — (1.8)%
10 Year U.S. Treasury Note Futures, expiring 11/21/2008, Strike Price $119.00			1,600	(9,750)
Interest Rate Swap Options,
expiring 07/06/2009 @ 4.90%			7,700	(343,708)
expiring 07/06/2009 @ 4.90%			20,700	(923,993)
expiring 09/08/2009 @ 5.15%			20,000	(1,079,863)
expiring 09/18/2009 @ 4.55%			20,800	(671,115)

				(3,028,429)

Put Options
10 Year U.S. Treasury Note Futures, expiring 11/21/2008, Strike Price $113.00			1,600	(20,500)

TOTAL OPTIONS WRITTEN (premium received $1,899,230)	(3,048,929)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 121.2% (cost $233,276,995)(o)	202,453,679
Other liabilities in excess of other assets(x) — (21.2)%	(35,451,546)

NET ASSETS — 100.0%	$167,002,133

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
MTN	Medium Term Note
NR	Not Rated by Moody’s or Standard & Poor’s
PIK	Payment-in-kind
SMFG	System Management Functional Group
TBA	To Be Announced
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
RUB	Russian Ruble
SGD	Singapore Dollar
#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $50,684,009. The aggregate value of $41,802,729 is approximately 25.0% of net assets.
(g)	Indicates a security that has been deemed illiquid.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of September 30, 2008, 4 securities representing $236,864 and 0.1% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below)
(w)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(x)	Other liabilities in excess of other assets include unrealized appreciation (depreciation) on futures, forward foreign currency exchange contracts and interest rate and credit default swap agreements as follows:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2008	Unrealized Appreciation
Long Positions:
15	90 Day Euro Dollar	Mar 09	$3,631,125	$3,638,813	$7,688
1	90 Day Euro Dollar	Jun 09	241,550	242,400	850
66	90 Day Euro Dollar	Sep 09	15,915,900	15,984,375	68,475

					77,013	(1)

(1)	Cash of $556,100 has been segregated with the broker to cover requirements for open futures contracts at September 30, 2008

Forward foreign currency exchange contracts outstanding at September 30, 2008:

Purchase Contracts	Notional Amount (000)		Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Brazilian Real,
Expiring 12/02/08	BRL	4,942	$2,900,023	$2,563,245	$(336,778)
Indian Rupee,
Expiring 11/12/08	INR	80,698	1,997,019	1,718,020	(278,999)
Malaysian Ringgit,
Expiring 11/12/08	MYR	2,834	877,000	826,678	(50,322)
Philippines Peso,
Expiring 11/12/08	PHP	16,500	372,171	350,818	(21,353)
Expiring 02/06/09	PHP	12,841	286,335	272,714	(13,621)
Expiring 12/23/10	PHP	500	11,171	9,579	(1,592)
Russian Ruble,
Expiring 05/06/09	RUB	59,763	2,452,933	2,271,852	(181,081)
Singapore Dollar,
Expiring 11/21/08	SGD	2,070	1,530,000	1,444,099	(85,901)

			$10,426,652	$9,457,005	$(969,647)

Sale Contracts	Notional Amount (000)		Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Brazilian Real,
Expiring 12/02/08	BRL	303	$179,259	$157,157	$22,102
British Pound,
Expiring 11/03/08	GBP	475	862,933	846,571	16,362
Euros,
Expiring 10/03//08	EUR	3,081	4,509,660	4,337,421	172,239
Indian Rupee,
Expiring 11/12/08	INR	80,698	1,878,448	1,718,020	160,428
Philippines Peso,
Expiring 11/12/08	PHP	500	10,346	9,579	767
Russian Ruble,
Expiring 11/19/08	RUB	6,098	244,000	236,040	7,960
Expiring 05/06/09	RUB	22,386	952,000	850,998	101,002
Singapore Dollar,
Expiring 11/21/08	SGD	321	225,000	224,095	905

			$8,861,646	$8,379,881	$481,765

Interest rate swap agreements outstanding at September 30, 2008:

Counterparty	Termination Date	Notional Amount# (000)		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(2)	12/17/28		$2,500	5.00%	3 month LIBOR	$(83,378)
Bank of America Securities LLC(2)	12/17/38		2,700	5.00%	3 month LIBOR	(226,305)
Barclays Bank PLC(1)	12/17/10		900	4.00%	3 month LIBOR	(11,019)
Citigroup(2)	12/17/28		1,900	5.00%	3 month LIBOR	(92,197)
Deutsche Bank(1)	12/17/09		300	4.00%	3 month LIBOR	573
Deutsche Bank(1)	12/17/10		1,700	4.00%	3 month LIBOR	(19,595)
Goldman Sachs(1)	12/17/10		1,200	4.00%	3 month LIBOR	3,475
Goldman Sachs(1)	12/17/15		120	5.00%	3 month LIBOR	835
Goldman Sachs(2)	12/17/28		900	5.00%	3 month LIBOR	(33,875)
Merrill Lynch & Co.(1)	12/17/10		900	4.00%	3 month LIBOR	(112,763)
Merrill Lynch & Co.(2)	12/17/38		1,700	5.00%	3 month LIBOR	(113,163)
Merrill Lynch & Co.(2)	12/17/23		900	5.00%	3 month LIBOR	(17,332)
Morgan Stanley Capital Services, Inc.(1)	12/17/10		17,500	4.00%	3 month LIBOR	76,081
Morgan Stanley Capital Services, Inc.(1)	12/17/09		6,100	4.00%	3 month LIBOR	15,736
Morgan Stanley Capital Services, Inc.(2)	12/17/38		5,100	5.00%	3 month LIBOR	(302,136)
Barclays Bank PLC(1)	01/02/12	BRL	11,800	10.68%	Brazilian interbank lending rate	(456,127)
Goldman Sachs(1)	01/02/12	BRL	1,700	10.15%	Brazilian interbank lending rate	(77,479)
Merrill Lynch & Co.(1)	01/02/12	BRL	1,000	14.77%	Brazilian interbank lending rate	(1,431)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	16,500	10.12%	Brazilian interbank lending rate	(817,546)
Goldman Sachs(2)	09/17/18	EUR	700	5.00%	6 month EURIBOR	(14,334)
Goldman Sachs(2)	09/17/13	EUR	1,600	4.75%	6 month EURIBOR	3,542
Goldman Sachs(1)	03/18/10	GBP	10,200	5.00%	6 month LIBOR	43,093
Goldman Sachs(2)	03/18/39	GBP	600	5.00%	6 month LIBOR	(37,426)
Citigroup(1)	05/14/09	MXN	13,000	7.91%	28 day Mexican interbank rate	(18,233)
Morgan Stanley Capital Services, Inc.(1)	05/14/09	MXN	15,000	7.91%	28 day Mexican interbank rate	(3,587)

						$(2,294,591)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2008:

Selling credit protection:

Counterparty	Termination Date	Notional Amount# (000)	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Goldman Sachs(1)	09/20/13	$400	4.50%	Aramark Services, Inc., 8.50%, due 02/01/15	$(7,164)
Citigroup(1)	09/20/13	350	4.35%	Celestica, Inc., 7.625%, due 07/01/13	(1,469)
Morgan Stanley Capital Services, Inc.(1)	12/20/10	298	1.55%	Dow Jones CDX HY-9 Index	2,425
Bank of America Securities LLC(1)	09/20/10	350	5.00%	GMAC LLC, 6.875%, due 08/28/12	(105,551)
Merrill Lynch & Co.(1)	09/20/13	4,400	5.00%	GMAC LLC, 6.875%, due 08/28/12	(1,154,439)
Citigroup(1)	09/20/13	100	4.05%	Nalco Co., 7.75%, due 11/15/11	(1,134)
Goldman Sachs(1)	09/20/13	100	4.20%	NRG Energy, Inc., 7.25%, due 02/01/14	(3,623)
Barclays Bank PLC(1)	02/20/09	1,000	0.76%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(22,552)
Barclays Bank PLC(1)	03/20/09	500	0.74%	OJSC Russian Agricultural Bank, 6.875%, due 11/29/10	(13,859)
Credit Suisse International, LTD. (1)	09/20/12	150	4.22%	Sanmina-SCI Corp., 8.125%, due 03/01/16	(8,649)
Barclays Bank PLC(1)	06/20/09	500	7.15%	Sprint Nextel Corp., 6.00%, due 12/01/16	14,986
Goldman Sachs(1)	06/20/13	100	5.00%	Station Casinos, 6.00%, due 04/01/12	(33,565)
Merrill Lynch & Co.(1)	06/20/13	250	5.00%	Station Casinos, 6.00%, due 04/01/12	(81,388)
Deutsche Bank(1)	09/20/13	850	4.50%	Sungard Data Systems, Inc., 9.125%, due 08/15/13	(69,046)

					$(1,485,028)

(1)	Portfolio receives the fixed rate and pays the counterparty the notional amount in the event that the underlying bond defaults.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,063,149	$77,013
Level 2 - Other Significant Observable Inputs - Long	203,202,595	(4,267,501)
Level 2 - Other Significant Observable Inputs - Short	(3,048,929)	—
Level 3 - Significant Unobservable Inputs	236,864	—

Total	$202,453,679	$(4,190,488)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$6,339
Accrued discounts/premiums	573
Realized gain (loss)	(1,152)
Change in unrealized appreciation (depreciation)	(13,346)
Net purchases (sales)	105,492
Transfers in and/or out of Level 3	138,958

Balance as of 9/30/08	$236,864

SP PIMCO TOTAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Moody’s Ratings†	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 181.9%
ASSET-BACKED SECURITY — 0.5%
Asset Backed Securities Corp. Home Equity, Series 2004- HE6, Class A1	Aaa	3.482	%(c)	09/25/34	$614		$536,669
Countrywide Asset-Backed Certificates, Series 2006-SD1, Class A1,144A (original cost $583,757; purchased 02/17/06)(g)(l)	AAA(d)	3.367	%(c)	02/25/36	584		515,395
MBNA Credit Card Master Note Trust, Series 2004-A7, Class A7	Aaa	4.66	%(c)	12/15/11	2,000		1,981,138
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A1	Aaa	3.257	%(c)	11/25/36	626		614,334
Structured Asset Securities Corp., Series 2006-BC3, Class A2	Aaa	3.257	%(c)	10/25/36	2,824		2,679,944

TOTAL ASSET-BACKED SECURITY (cost $6,656,975)							6,327,480

BANK NOTES (c)— 3.1%
Chrysler Financial, Term, 144A (original cost $28,026,900; purchased 07/31/07, 11/28/07)(g)(l)	BA-(d)	6.82%		08/03/14	29,502		19,817,968
CSC Holdings, Inc., Term B (original cost $1,783,028; purchased 09/18/08)(g)(l)	BA(d)	4.57%		02/24/13	1,985		1,738,767
First Data Corp., Term B2 (original cost $462,328; purchased 07/29/08)(g)(l)	BA-(d)	5.93%		09/24/14	462		394,134
First Data Corp., Term B2 (original cost $421,796; purchased 02/13/08)(g)(l)	BA-(d)	5.95%		09/24/14	469		399,535
First Data Corp., Term B2 (original cost $57,598; purchased 02/13/08)(g)(l)	BA-(d)	6.51%		09/24/14	64		54,558
HCA, Inc., Term B (original cost $7,807,282; purchased 07/24/07, 02/12/08)(g)(l)	BA-(d)	6.01%		11/14/13	8,124		7,109,829
Metro Goldwyn, Term B1 (original cost $3,950,000; purchased 03/14/07)(g)(l)	BA-(d)	7.01%		04/08/12	3,950		2,768,950
NRG Energy, Inc., Term B (original cost $4; purchased 02/11/08, 02/12/08)(g)(l)	BA+(d)	5.26%		02/01/13	—	(r)	4
TXU Corp., Term B3 (original cost $375,835; purchased 01/15/08, 01/16/08)(g)(l)	BA-(d)	5.99%		10/10/14	387		325,745
TXU Corp., Term B3 (original cost $3,547,317; purchased 01/15/08, 01/16/08)(g)(l)	BA-(d)	6.30%		10/10/14	3,651		3,072,955
TXU Corp., Term B3 (original cost $41,103; purchased 08/28/08)(g)(l)	BA-(d)	7.26%		10/10/14	41		35,136

TOTAL BANK NOTES (cost $46,747,008)							35,717,581

COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
Asset Backed Funding Certificates, Series 2006-OPT3, Class A3A	Aaa	3.267	%(c)	11/25/36	635		615,883
Banc of America Mortgage Securities, Inc., Series 2004-2, Class 5A1	Aaa	6.50%		10/25/31	133		120,604
Bear Stearns Adjustable Rate Mortgage Trust, Series 2002-11, Class 1A1	Aaa	5.60	%(c)	02/25/33	375		327,468
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-2, Class A2	Aaa	4.125	%(c)	03/25/35	4,668		4,466,713
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-4, Class 23A2	Aaa	5.37	%(c)	05/25/35	2,727		2,124,200
Bear Stearns Alt-A Trust, Series 2006-2, Class 23A1	Aaa	5.903	%(c)	03/25/36	803		496,537
Brazos Student Finance Corp., Series 1998-A, Class A2	Aaa	2.78	%(c)	06/01/23	26		25,825
Citigroup Mortgage Loan Trust, Inc., Series 2005-10, Class 1A2A	Aaa	5.836	%(c)	12/25/35	704		479,450

Countrywide Alternative Loan Trust, Series 2005-63, Class 3A1	Aaa	5.891	%(c)	11/25/35	753	539,809
Countrywide Alternative Loan Trust, Series 2006-OA3, Class 2A2	Baa1	3.477	%(c)	05/25/36	627	256,979
Countrywide Alternative Loan Trust, Series 2006-OA16, Class A3	Aaa	3.457	%(c)	10/25/46	649	274,382
Countrywide Alternative Loan Trust, Series 2006-OA19, Class A1	Aaa	3.368	%(c)	02/20/47	5,744	3,498,811
Countrywide Alternative Loan Trust, Series 2007-OA7, Class A1A	Aaa	3.387	%(c)	05/25/47	4,318	2,622,132
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB6, Class 5A1	Aaa	5.369	%(c)	10/20/35	825	545,047
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 2A2	Aaa	3.547	%(c)	03/25/36	1,050	445,370
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-3, Class 3A2	Baa3	3.557	%(c)	02/25/36	594	254,556
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-HYB3, Class 3A1B	Aaa	5.772	%(c)	05/20/36	1,724	1,275,366
Deutsche Alt-A Securities, Inc. Alternate Loan Trust, Series 2006-AB3, Class A5B	Aaa	6.30%		07/25/36	900	629,422
Downey Savings & Loan Association Mortgage Loan Trust, Series 2005-AR3, Class 2A2	A2	3.35	%(c)	07/19/45	635	307,819
Federal National Mortgage Assoc., Series 2001-29, Class Z	Aaa	6.50%		07/25/31	224	228,828
Government Lease Trust, Series 1999-C1A, Class B2,144A (original cost $1,346,953; purchased 02/14/03)(g)(l)	AAA(d)	4.00%		05/18/11	1,500	1,474,878
Government National Mortgage Assoc., Series 2000-14, Class F	Aaa	5.119	%(c)	02/16/30	17	16,690
Greenpoint Mortgage Funding Trust, Series 2006-AR3, Class 4A2	Aaa	3.477	%(c)	04/25/36	878	366,303
Greenpoint Mortgage Funding Trust, Series 2006-AR6, Class A1A	Aaa	3.287	%(c)	10/25/46	2,752	2,364,863
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1	AAA(d)	4.539	%(c)	09/25/35	5,211	4,451,622
Harborview Mortgage Loan Trust, Series 2006-7, Class 2A1B	Aaa	3.28	%(c)	09/19/46	820	337,561
Harborview Mortgage Loan Trust, Series 2006-12, Class 2A11	Aaa	3.12	%(c)	01/19/38	1,008	928,075
Homebanc Mortgage Trust, Series 2006-2, Class A1	Aaa	3.387	%(c)	12/25/36	1,004	686,006
Impac Secured Assets CMN Owner Trust, Series 2006-4, Class A2A	Aa2	3.287	%(c)	01/25/37	189	178,564
Indymac Adjustable Rate Mortgage Trust, Series 2001-H2, Class A1	Aaa	5.371	%(c)	01/25/32	4	4,181
Indymac Index Mortgage Loan Trust, Series 2005-AR7, Class 4A1	Aaa	5.275	%(c)	06/25/35	705	515,125
Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2	Aaa	5.099	%(c)	09/25/35	707	477,075
Lehman XS Trust, Series 2006-14N, Class 1A2(i)	Aaa	3.447	%(c)	09/25/46	963	389,073
Lehman XS Trust, Series 2006-16N, Class A4B(i)	Aaa	3.447	%(c)	11/25/46	923	374,565
Lehman XS Trust, Series 2006-GP2, Class 3A2(i)	Aaa	3.437	%(c)	06/25/46	859	352,533
Master Asset Securitization Trust, Series 2003-7, Class 1A2	AAA(d)	5.50%		09/25/33	2,376	2,179,222
Merrill Lynch Alternative Note Asset, Series 2007-A2, Class A3C	B3	3.507	%(c)	03/25/37	1,000	352,237
Merrill Lynch Floating Trust, Series 2006-1, Class A1,144A (original cost $1,681,978; purchased 10/31/06)(g)(l)	Aaa	4.63	%(c)	06/15/22	1,682	1,528,494
Merrill Lynch Mortgage Backed Securities Trust, Series 2007-1, Class 2A1	AA(d)	5.849	%(c)	04/25/37	1,799	1,303,166
Merrill Lynch Mortgage Investors, Inc., Series 2005-A10, Class A	Aaa	3.417	%(c)	02/25/36	2,296	1,862,426
Morgan Stanley Mortgage Loan Trust, Series 2006-12XS, Class A6A	Aaa	5.726%		10/25/36	600	478,304
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 2A3	Ba3	3.567	%(c)	04/25/37	1,800	908,120
Nomura Asset Acceptance Corp., Series 2007-1, Class 1A4	Aaa	6.138%		03/25/47	700	450,086

Nomura Asset Acceptance Corp., Series 2007-1, Class 1A6	Aaa	5.82%		03/25/47	700	536,334
Opteum Mortgage Acceptance Corp., Series 2005-3, Class A1B	Aaa	3.467	%(c)	07/25/35	834	697,409
Residential Accredit Loans, Inc., Series 2007-QH4, Class A2	Aaa	3.437	%(c)	05/25/37	1,245	424,695
Residential Funding Mortgage Securities I, Series 2003- S9, Class A1	Aaa	6.50%		03/25/32	381	360,318
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 8A1	AAA(d)	5.95	%(c)	02/25/36	703	458,781
Structured Asset Mortgage Investments, Inc., Series 2006- AR5, Class 1A2	Aaa	3.467	%(c)	05/25/46	617	258,786
Structured Asset Mortgage Investments, Inc., Series 2006- AR5, Class 2A2	Aaa	3.467	%(c)	05/25/46	826	345,356
Structured Asset Mortgage Investments, Inc., Series 2006- AR7, Class A1BG	Aaa	3.327	%(c)	08/25/36	5,069	2,965,189
WaMu Mortgage Pass-Through Certificates, Series 2004- AR13, Class A1B2	Aaa	2.99	%(c)	11/25/34	1,586	1,003,002
WaMu Mortgage Pass-Through Certificates, Series 2005- AR15, Class A1B2	Aaa	3.617	%(c)	11/25/45	700	286,699
WaMu Mortgage Pass-Through Certificates, Series 2005- AR17, Class A1B2	Aaa	3.617	%(c)	12/25/45	700	291,729
WaMu Mortgage Pass-Through Certificates, Series 2006- AR16, Class 1A1	AAA(d)	5.609	%(c)	12/25/36	298	212,688
WaMu Mortgage Pass-Through Certificates, Series 2006- AR17, Class 1A	Aaa	3.675	%(c)	12/25/46	1,695	898,398
WaMu Mortgage Pass-Through Certificates, Series 2006- AR18, Class 1A1	AAA(d)	5.342	%(c)	01/25/37	1,281	1,014,772
WaMu Mortgage Pass-Through Certificates, Series 2007- HY4, Class 1A1	AAA(d)	5.542	%(c)	04/25/37	3,979	2,953,947
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A	Aaa	3.825	%(c)	05/25/46	4,014	2,336,883
Washington Mutual Mortgage Pass-Through Certificates, Series 2002-AR17, Class 1A	Aaa	4.055	%(c)	11/25/42	527	469,100
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-AR1, Class 2A	Aaa	6.044	%(c)	02/25/33	35	33,876
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-R1, Class A1	Aaa	3.747	%(c)	12/25/27	8,563	7,365,727
Washington Mutual, Inc., Series 2002-AR2, Class A	Aaa	3.948	%(c)	02/27/34	908	856,875
Washington Mutual, Inc., Series 2005-AR13, Class A1A1	Aaa	3.497	%(c)	10/25/45	2,807	1,773,261
Washington Mutual, Inc., Series 2006-AR17, Class 1A1A	Aaa	3.665	%(c)	12/25/46	2,064	1,247,337
Washington Mutual, Inc., Series 2006-AR17, Class 2A	Aaa	4.198	%(c)	12/25/46	566	345,561

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (cost $83,977,202)						68,651,093

CORPORATE BONDS — 34.4%
Aerospace — 0.2%
Goodrich Corp., Sr. Unsec’d. Notes	Baa2	6.29%		07/01/16	2,200	2,178,473

Airlines
United AirLines, Inc., Pass-Through Certificates(i)(g)	NR	9.21%		01/21/17	81	155

Automobile Manufacturers — 0.6%
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	3.249	%(c)	03/13/09	3,500	3,484,852
DaimlerChrysler NA Holding Corp., Gtd. Notes	A3	5.75%		09/08/11	3,400	3,356,820

						6,841,672

Biotechnology — 0.1%
Amgen, Inc., Sr. Unsec’d. Notes	A3	5.85%		06/01/17	1,100	1,055,906

Building Materials — 0.3%
Lennar Corp., Gtd. Notes	Ba3	5.95%		10/17/11	5,000	4,050,000

Diversified — 2.4%
C10 Capital SPV Ltd., Debs., 144A (original cost $2,500,000; purchased 12/11/06)(g)(l)	BB+(d)	6.722	%(c)	12/31/49	2,500	2,313,700
General Electric Co., Sr. Unsec’d. Notes	Aaa	2.854	%(c)	12/09/08	6,832	6,806,735
General Electric Co., Sr. Unsec’d. Notes	Aaa	5.25%		12/06/17	3,800	3,325,122
iStar Financial, Inc., Sr. Unsec’d. Notes	Ba1	5.80%		03/15/11	1,000	510,000

Siemens Financieringsmaatschappij NV, Gtd. Notes, 144A (Netherlands) (original cost $14,700,000; purchased 08/09/06)(g)(l)	A1	2.854	%(c)	08/14/09		14,700	14,684,433

							27,639,990

Financial - Bank & Trust — 12.6%
American Express Bank FSB, Sr. Unsec’d. Notes	Aa3	5.50%		04/16/13		6,000	5,491,356
ANZ National International Ltd., Bank Gtd. Notes, 144A (New Zealand) (original cost $12,987,780; purchased 07/09/08)(g)(l)	Aa2	6.20%		07/19/13		13,000	12,905,230
Bank of America Corp., Jr. Sub. Notes	A1	8.125	%(c)	12/29/49		8,000	6,463,520
Bank of America Corp., Sr. Unsec’d. Notes	Aa2	5.65%		05/01/18		1,500	1,263,438
Barclays Bank PLC, Sub. Notes, 144A (United Kingdom) (original cost $13,900,000; purchased 04/18/08)(g)(l)	Aa2	7.70	%(c)	04/29/49		13,900	11,410,587
Citigroup, Inc., Jr. Sub. Notes	A2	8.40	%(c)	04/29/49		17,300	11,775,418
Credit Suisse / New York, Sr. Unsec’d. Notes (Switzerland)	Aa1	5.00%		05/15/13		21,200	19,645,849
Deutsche Bank AG, Notes (Germany)	Aa1	4.875%		05/20/13		18,400	17,575,220
Deutsche Bank AG, Sr. Unsec’d. Notes (Germany)	Aa1	6.00%		09/01/17		5,400	5,101,742
National Australia Bank Ltd., Bonds, 144A (Australia) (original cost $7,600,000; purchased 02/01/08)(g)(l)	Aa1	3.253	%(c)	02/08/10		7,600	7,591,009
Norddeutsche Landesbank Girozentrale AG, Pfandriefe (Germany)	Aaa	0.45%		01/19/09	JPY	2,456,000	23,064,716
Rabobank Nederland, Sr. Notes, 144A (Netherlands) (original cost $6,700,000; purchased 01/17/06)(g)(l)	Aaa	4.773	%(c)	01/15/09		6,700	6,695,109
Santander US Debt SA Unipersonal, Bank Gtd. Notes, 144A (Spain) (original cost $15,495,645; purchased 01/13/06)(g)(l)	Aa1	2.858	%(c)	02/06/09		15,500	15,456,910
UBS AG, Sr. Unsec’d. Notes (Switzerland)	Aa2	5.875%		12/20/17		200	177,585
Vornado Realty LP, Sr. Unsec’d. Notes	Baa2	5.60%		02/15/11		1,000	914,560

							145,532,249

Financial Services — 12.6%
American Express Co., Sr. Unsec’d. Notes	A1	7.00%		03/19/18		13,000	11,473,514
American Express Credit Corp., Sr. Unsec’d. Notes	Aa3	5.875%		05/02/13		4,500	4,147,421
Bank of America Corp., Jr. Sub. Notes	A1	8.00	%(c)	12/29/49		40,600	32,149,800
CitiFinancial, Inc., Sr. Unsec’d. Notes	Aa3	6.625%		06/01/15		600	496,604
Citigroup Capital XXI, Gtd. Notes	A1	8.30	%(c)	12/21/57		11,000	8,195,671
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	2.836	%(c)	01/30/09		1,900	1,879,925
Citigroup, Inc., Sr. Unsec’d. Notes	Aa3	5.50%		04/11/13		8,900	7,768,463
General Electric Capital Corp., Sr. Unsec’d. Notes	Aaa	5.875%		01/14/38		15,800	11,648,550
General Electric Capital Corp., Sub. Notes, 144A (original cost $14,999,395; purchased 08/30/07)(g)(l)	Aa1	6.50	%(c)	09/15/67	GBP	7,500	7,939,082
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	6.75%		12/01/14		10,500	4,030,047
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	6.875%		08/28/12		10,800	4,292,762
General Motors Acceptance Corp. LLC, Sr. Unsec’d. Notes	B3	8.00%		11/01/31		600	226,366
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.35%		01/15/16		1,300	1,051,410
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	Aa3	5.75%		10/01/16		6,000	4,866,684
Goldman Sachs Group, Inc. (The), Sub. Notes	A1	6.75%		10/01/37		8,200	5,474,238
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes(i)	B3	5.625%		01/24/13		16,800	2,100,000
Merrill Lynch & Co., Inc., Notes, MTN	A2	6.875%		04/25/18		14,000	12,386,500
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A1	2.913	%(c)	02/09/09		15,400	13,421,239
Morgan Stanley, Sr. Unsec’d. Notes, MTN	A1	6.625%		04/01/18		12,100	8,007,671
Morgan Stanley, Sr. Unsec’d. Notes	A1	6.75%		04/15/11		2,000	1,480,230
Pemex Project Funding Master Trust, Gtd. Notes	Baa1	9.125%		10/13/10		430	460,100
Petroleum Export Ltd., Sr. Sec’d. Notes, 144A (Cayman Islands) (original cost $1,629,705; purchased 07/14/05)(g)(l)	Baa1	5.265%		06/15/11		1,630	1,613,799

							145,110,076

Healthcare - Services — 0.1%
Cardinal Health, Inc., Sr. Unsec’d. Notes	Baa2	6.00%		06/15/17		1,100	1,030,445
HCA, Inc. Sr. Sec’d. Notes	B2	9.25%		11/15/16		200	194,500

							1,224,945

Insurance — 1.4%
American International Group, Inc., Jr. Sub. Debs., 144A (original cost $14,000,000; purchased 05/13/08)(g)(l)	Baa1	8.175	%(c)	05/15/58		14,000		2,242,716
American International Group, Inc., Sr. Unsec’d. Notes, 144A (original cost $11,000,000; purchased 08/13/08)(g)(l)	A3	8.25%		08/15/18		11,000		6,390,703
ASIF III Jersey Ltd., Sr. Sec’d. Notes (Japan)	Aa3	0.95%		07/15/09	JPY	875,000		7,413,185

								16,046,604

Oil, Gas & Consumable Fuels — 0.1%
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.00%		05/15/11		200		199,583
El Paso Corp., Sr. Unsec’d. Notes	Ba3	7.80%		08/01/31		850		716,140

								915,723

Paper & Forest Products — 0.4%
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $900,000; purchased 12/31/06)(g)(l)	Ba3	7.00%		01/15/15		900		819,000
Georgia-Pacific LLC, Gtd. Notes, 144A (original cost $1,300,000; purchased 12/13/06)(g)(l)	Ba3	7.125%		01/15/17		1,300		1,160,250
Georgia-Pacific LLC, Sr. Unsec’d. Notes	B2	7.75%		11/15/29		3,000		2,475,000

								4,454,250

Retail & Merchandising — 0.5%
CVS Caremark Corp., Sr. Unsec’d. Notes	Baa2	5.75%		08/15/11		3,700		3,754,616
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	5.80%		02/15/18		2,200		2,149,204
Wal-Mart Stores, Inc., Sr. Unsec’d. Notes	Aa2	6.50%		08/15/37		400		375,305

								6,279,125

Telecommunications — 1.3%
Embarq Corp., Sr. Unsec’d. Notes	Baa3	7.082%		06/01/16		6,000		4,862,640
Qwest Corp., Sr. Unsec’d. Notes	Ba1	7.625%		06/15/15		7,000		6,090,000
Qwest Corp., Sr. Unsec’d. Notes	Ba1	8.875%		03/15/12		1,650		1,617,000
Verizon Communications, Inc., Sr. Unsec’d. Notes	A3	5.85%		09/15/35		2,500		1,954,825

								14,524,465

Tobacco — 0.3%
Reynolds American, Inc., Sr. Sec’d. Notes	Baa3	7.625%		06/01/16		4,000		3,971,396

Utilities — 1.5%
Edison Mission Energy, Sr. Unsec’d. Notes	B1	7.625%		05/15/27		4,700		3,807,000
Illinois Power Co., Sr. Sec’d. Notes	Baa3	6.25%		04/01/18		14,300		13,169,513

								16,976,513

TOTAL CORPORATE BONDS (cost $494,128,363)								396,801,542

FOREIGN GOVERNMENT BONDS — 2.5%
Bundesrepublik Deutschland, Bonds (Germany)	Aaa	4.25%		07/04/39	EUR	10,000		13,272,704
France Government, Bonds (France)	Aaa	4.00%		04/25/55	EUR	1,400		1,702,772
Republic of Brazil, Sr. Unsec’d. Notes (Brazil)	Ba1	12.50%		01/05/22	BRL	18,300		9,905,407
United Kingdom Gilt, Bonds (United Kingdom)	AAA(d)	4.50%		12/07/42	GBP	2,200		3,888,135

TOTAL FOREIGN GOVERNMENT BONDS (cost $29,350,928)								28,769,018

MUNICIPAL BONDS — 1.6%
Arizona — 0.1%
Salt River Project Agricultural Improvement & Power District	Aa1	4.75%		01/01/32		1,000	(f)	905,820
Salt River Project Agricultural Improvement & Power District, Series B, Revenue Bonds (original cost $516,495; purchased 04/29/05)(g)(l)	AA(d)	0.48	%(c)	01/01/32		500		405,820

								1,311,640

California
State of California, General Obligation Bonds	Aa3	4.50%		08/01/28		100		85,315

Georgia — 0.1%
Georgia State Road & Tollway Authority, Revenue Bonds	Aaa	5.00%		03/01/21		700		701,932

Hawaii — 0.3%
Honolulu Hawaii City & County, Series A, General Obligation Bonds	Aa2	5.00%		07/01/23	3,075	(f)	2,993,420

Illinois — 0.6%
Chicago Illinois Transit Authority, Revenue Bonds	Aa3	6.899%		12/01/40	6,100		6,388,966

Massachusetts — 0.2%
Massachusetts Water Resources Authority, Series J, Revenue Bonds	Aaa	5.00%		08/01/32	2,500	(f)	2,366,625

Rhode Island — 0.1%
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.125%		06/01/32	1,205		1,061,762
Tobacco Settlement Financing Corp., Revenue Bonds	Baa3	6.25%		06/01/42	400		338,872

							1,400,634

Washington — 0.2%
Pierce County School District No. 3, General Obligations Bond	Aaa	5.00%		12/01/23	3,000	(f)	2,912,850

TOTAL MUNICIPAL BONDS (cost $18,564,108)							18,161,382

		Interest Rate		Maturity Date	Principal Amount (000)#		Value
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS — 87.8%
Federal Home Loan Mortgage Corp.		4.00%		09/01/18	581		564,083
Federal Home Loan Mortgage Corp.		4.50%		11/01/35	835		790,258
Federal Home Loan Mortgage Corp.		5.00%		12/01/35-11/01/36	47,991		46,826,130
Federal Home Loan Mortgage Corp.		5.00%		TBA	400		389,625
Federal Home Loan Mortgage Corp.		5.50%		02/01/38	1,883		1,874,891
Federal Home Loan Mortgage Corp.		5.50%		TBA	8,000		7,957,504
Federal National Mortgage Assoc.		4.00%		07/01/18-03/01/20	55,435		53,154,403
Federal National Mortgage Assoc.		4.439	%(c)	05/01/36	71		71,494
Federal National Mortgage Assoc.		4.50%		08/01/33-06/01/36	53,035		50,216,640
Federal National Mortgage Assoc.		4.50%		TBA	43,000		41,898,125
Federal National Mortgage Assoc.		4.987	%(c)	06/01/35	1,157		1,159,481
Federal National Mortgage Assoc.		5.00%		12/01/18-03/01/36	165,922		162,082,517
Federal National Mortgage Assoc.		5.00%		TBA	200		198,562
Federal National Mortgage Assoc.		5.00%		TBA	103,800		101,140,125
Federal National Mortgage Assoc.		5.00%		TBA	53,000		51,559,036
Federal National Mortgage Assoc.		5.092	%(c)	12/01/36	1,637		1,640,216
Federal National Mortgage Assoc.		5.50%		09/01/32-09/01/35	225,207		225,032,207
Federal National Mortgage Assoc.		6.00%		04/01/16-09/01/36	9,578		9,722,688
Federal National Mortgage Assoc.		6.00%		TBA	100		101,281
Government National Mortgage Assoc.		4.50%		09/15/33	36		34,518
Government National Mortgage Assoc.		5.00%		TBA	45,000		44,128,125
Government National Mortgage Assoc.		5.375	(c)%	04/20/25-05/20/25	41		41,346
Government National Mortgage Assoc.		5.625	(c)%	08/20/24-08/20/27	136		138,972
Government National Mortgage Assoc.		6.00%		TBA	168,300		170,771,990
Government National Mortgage Assoc.		6.50%		TBA	39,200		40,118,770
Government National Mortgage Assoc.		9.00%		07/15/30-08/15/30	2		2,485

TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (cost $1,012,397,976)							1,011,615,472

U.S. TREASURY OBLIGATIONS — 45.7%
U.S. Treasury Bonds		4.375%		02/15/38	50,700		51,345,614
U.S. Treasury Bonds		4.75%		02/15/37	1,200		1,283,626

U.S. Treasury Bonds	5.25%	02/15/29		17,200	19,071,842
U.S. Treasury Bonds	5.375%	02/15/31		131,800	149,768,030
U.S. Treasury Bonds	6.25%	05/15/30		5,400	6,782,065
U.S. Treasury Bonds	6.75%	08/15/26		17,900	22,980,521
U.S. Treasury Bonds	8.75%	08/15/20		7,000	9,936,171
U.S. Treasury Inflation Indexed Bonds, TIPS	2.00%	07/15/14		5,100	5,935,447
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375%	01/15/25		7,797	8,814,132
U.S. Treasury Notes	2.875%	06/30/10		184,900	187,947,892
U.S. Treasury Notes	4.50%	02/15/16		100	106,594
U.S. Treasury Notes	4.875%	04/30/11		55,400	59,286,642
U.S. Treasury Strips	7.25%	02/15/22		7,000	3,784,669

TOTAL U.S. TREASURY OBLIGATIONS (cost $533,679,341)					527,043,245

			Shares
PREFERRED STOCKS — 0.3%
Business Services — 0.3%
Bank of America Corp., 7.25%, CVT (cost $4,200,000)				4,200	3,519,600

TOTAL LONG-TERM INVESTMENTS (cost $2,229,701,901)					2,096,606,413

SHORT-TERM INVESTMENTS — 19.0%

			Principal Amount (000)#
REPURCHASE AGREEMENT — 16.5%
Merrill Lynch & Co., Inc., .05%, dated 09/30/08, due 10/07/08 in the amount of $189,697,686 (cost $189,695,842; the value of collateral plus accrued interest was $189,464,719)(m)				$189,696	189,695,842

			Contracts/ Notional Amounts (000)#
OPTIONS PURCHASED* — 1.5%
Call Options — 1.4%
2 Year U.S. Treasury Note Futures,
expiring 11/21/2008, Strike Price $110.00				240,400	75,125
expiring 11/21/2008, Strike Price $110.50				59,600	9,312
5 Year U.S. Treasury Note Futures,
expiring 11/21/2008, Strike Price $124.00				214,600	33,531
expiring 11/21/2008, Strike Price $125.00				27,100	2,117
expiring 11/21/2008, Strike Price $126.50				100,000	7,812
10 Year U.S. Treasury Note Futures, expiring 11/21/2008, Strike Price $138.00				92,000	14,375
Currency Option on EUR vs USD, expiring 05/19/2010 @ FX Rate 1.37			EUR	8,400	877,534
Euro-Bobl Future, expiring 11/21/2008, Strike Price $116.00			EUR	68,500	53,039
Euro-Bund Future, expiring 11/21/2008, Strike Price $124.00			EUR	20,800	11,713
Euro-Schatz Future, expiring 11/21/2008, Strike Price $107.00			EUR	65,100	32,077
Interest Rate Swap Options,
expiring 12/19/2008 @ 3.60%				49,900	414,130
expiring 03/18/2009 @ 7.00%			GBP	220,900	14,263,838
expiring 12/18/2009 @ 5.05%				14,600	614,711
expiring 12/18/2009 @ 5.05%				2,900	122,100
U.S. Treasury Note Futures,
expiring 11/20/2008, Strike Price $109.97				27,000	1,620
expiring 11/20/2008, Strike Price $118.00				54,000	540
expiring 12/12/2008, Strike Price $104.00				100,000	17,000
expiring 12/12/2008, Strike Price $104.02				140,000	22,400
expiring 12/19/2008, Strike Price $115.94				55,000	1,100
expiring 12/19/2008, Strike Price $125.09				149,000	4,470

					16,578,544

Put Options — 0.1%
10 Year U.S. Treasury Note Futures, expiring 11/21/2008, Strike Price $99.00				32,000	5,000
20 Year U.S. Treasury Bond Futures,
expiring 11/21/2008, Strike Price $89.00				60,000	9,375
expiring 11/21/2008, Strike Price $90.00				299,000	46,719
Currency Option, on EUR vs USD, expiring 05/19/2010 @ FX Rate 1.37			EUR	8,400	614,559
FNMA,
expiring 10/07/2008, Strike Price $70.00				68,300	—
expiring 11/06/2008, Strike Price $70.00				115,000	—
expiring 11/11/2008, Strike Price $71.00				43,000	—
GNMA,
expiring 10/15/2008, Strike Price $85.00				30,000	—
expiring 11/12/2008, Strike Price $70.00				42,000	—
expiring 11/12/2008, Strike Price $72.00				28,000	5,659
expiring 11/12/2008, Strike Price $82.00				81,700	1,937
Interest Rate Swap Options,
expiring 12/18/2009 @ 5.05%				14,600	261,308
expiring 12/18/2009 @ 5.05%				2,900	51,904

					996,461

TOTAL OPTIONS PURCHASED (cost $19,515,786)					17,575,005

			Principal Amount (000)#
U.S. TREASURY OBLIGATIONS (n)— 1.0%
U.S. Treasury Bill	0.35%	12/04/08		550	549,301
U.S. Treasury Bill	0.83%	12/26/08		8,000	7,987,288
U.S. Treasury Bill	1.26%	12/04/08		1,400	1,398,221
U.S. Treasury Bill	1.42%	12/26/08		2,000	1,996,822

TOTAL U.S. TREASURY OBLIGATIONS (cost $11,923,875)					11,931,632

TOTAL SHORT-TERM INVESTMENTS (cost $221,135,503)					219,202,479

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—200.9% (cost $2,450,837,404)					2,315,808,892

SECURITIES SOLD SHORT — (52.4)%
Federal National Mortgage Association — (8.5)%
Federal National Mortgage Assoc.	5.50%	TBA		13,200	(13,303,118)
Federal National Mortgage Assoc.	5.50%	TBA		85,700	(85,459,012)

					(98,762,130)

Government National Mortgage Assoc. — (3.2)%
Government National Mortgage Assoc.	5.50%	TBA		36,700	(36,734,425)

U.S. Treasury Obligations — (40.7)%
U.S. Treasury Inflation Indexed Bonds, TIPS	2.00%	07/15/14		5,100	(5,935,447)
U.S. Treasury Notes	2.875%	06/30/10		369,800	(375,895,783)
U.S. Treasury Notes	3.50%	02/15/18		3,100	(3,039,938)
U.S. Treasury Notes	4.50%	02/28/11		37,600	(39,776,702)
U.S. Treasury Notes	4.75%	05/15/14		400	(436,875)
U.S. Treasury Notes	4.75%	08/15/17		1,300	(1,393,539)
U.S. Treasury Notes	4.875%	07/31/11		39,400	(42,287,271)

					(468,765,555)

TOTAL SECURITIES SOLD SHORT (proceeds received $602,508,165)					(604,262,110)

	Contracts/ Notional Amounts (000)#
OPTIONS WRITTEN* — (1.3)%
Call Options — (1.3)%
Interest Rate Swap Options,
expiring 10/27/2008 @ 5.25%		3,200	(295,501)
expiring 10/27/2008 @ 5.25%		8,400	(775,691)
expiring 12/19/2008 @ 4.35%		16,800	(346,572)
expiring 03/18/2009 @ 7.00%	GBP	68,100	(13,757,904)

			(15,175,668)

Put Options
Interest Rate Swap Options,
expiring 10/27/2008 @ 5.25%		3,200	(12,468)
expiring 10/27/2008 @ 5.25%		8,400	(32,730)

			(45,198)

TOTAL OPTIONS WRITTEN (premium received $15,507,604)			(15,220,866)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN(o)—147.2% (cost $1,832,821,635)			1,696,325,916
LIABILITIES IN EXCESS OF OTHER ASSETS(x) — (47.2)%			(543,901,541)

NET ASSETS — 100.0%			$1,152,424,375

The following abbreviations are used in Portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
CVT	Convertible Security
TBA	To Be Announced
TIPS	Treasury Inflation Protected Securities
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexico Peso
MYR	Malaysian Ringgit
RUB	Russian Ruble
USD	United States Dollar

#	Principal amount is shown in U.S. dollars unless otherwise stated.
*	Non-income producing security.
†	The rating reflected is as of September 30, 2008. Rating of certain bonds may have changed subsequent to that date.
(c)	Indicates a variable rate security.
(d)	Standard & Poor’s rating.
(f)	Represents all or partial amount utilized in the Municipal Tender Option Bond transaction. The aggregated principal amount of the inverse floaters and the floating rate notes (included in Liabilities) are $4,757,500 and $4,757,500, respectively.
(i)	Represents issuer in default on interest payments. Non-income producing security.
(g)	Indicates a security that has been deemed illiquid.
(l)	Private Placement restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $168,314,899. The aggregate value of $130,864,696 is approximately 11.4% of net assets.
(m)	Repurchase agreement is collateralized by United States Treasuries or federal agency obligations.
(n)	Rates shown are the effective yields at purchase date.
(o)	As of September 30, 2008, eight securities representing $353,157 and 0.0% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. This amount was valued using Significant Unobservable Inputs (Level 3, as defined below).
(r)	Less than $1,000 par.
(x)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forward foreign currency exchange contracts, interest rate and credit default swaps as follows:

Futures Contracts open at September 30, 2008:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at September 30, 2008	Unrealized Appreciation (Depreciation)
Long Positions:
410	90 Day Euro Dollar	Dec 08	$98,997,125	$98,958,625	$(38,500)
283	90 Day Euro Dollar	Mar 09	68,740,701	68,652,263	(88,438)
104	90 Day Euro Dollar	Sep 09	25,145,900	25,187,500	41,600
735	90 Day Euro Dollar	Dec 09	177,378,800	177,429,000	50,200
926	90 Day Euro Dollar	Mar 10	232,421,250	233,166,000	744,750
105	90 Day Euro EURIBOR	Dec 08	35,119,856	35,103,227	(16,629)
292	90 Day Euro EURIBOR	Mar 09	97,749,183	98,226,740	477,557
356	90 Day Euro EURIBOR	Jun 09	119,498,082	120,075,388	577,306
116	90 Day Euro EURIBOR	Dec 09	38,964,425	39,148,142	183,717
81	90 Day Sterling	Dec 09	17,052,006	17,136,609	84,603
375	90 Day Sterling	Sep 09	78,825,159	79,444,491	619,332
160	90 Day Sterling	Jun 10	33,693,665	33,823,425	129,760
4,378	5 Year U.S. Treasury Notes	Dec 08	490,727,844	491,362,094	634,250

					3,399,508

Short Positions:
627	90 Day Euro Dollar	Jun 09	153,215,288	151,984,800	1,230,488
651	2 Year Euro-Schatz	Dec 08	94,907,463	95,661,707	(754,244)
124	2 Year U.S. Treasury Notes	Dec 08	26,373,250	26,466,250	(93,000)
664	5 Year Euro-Bobl	Dec 08	101,787,708	102,559,036	(771,328)
20	10 Year U.S. Treasury Notes	Dec 08	2,302,500	2,292,500	10,000
208	10 Year Euro-Bund	Dec 08	33,471,445	33,694,987	(223,542)
129	10 Year UK Gilt	Dec 08	25,621,609	25,720,648	(99,039)
1,339	20 Year U.S. Treasury Bonds	Dec 08	157,509,008	156,893,141	615,867

					(84,798)

					$3,314,710 (1)

(1)	Cash of $3,745,100 has been segregated with the broker to cover requirements for open futures contracts at September 30, 2008

Forward foreign currency exchange contracts outstanding at September 30, 2008:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
British Pound,
Expiring 10/3/08	GBP	3,823	$7,104,323	$6,796,686	$(307,637)
Brazilian Real,
Expiring 12/02/08	BRL	36,108	19,319,214	18,726,313	(592,901)
Canadian Dollar,
Expiring 10/3/08	CAD	536	509,360	503,641	(5,719)
Chinese Yuan,
Expiring 10/10/08	CNY	286,895	42,442,686	41,800,091	(642,595)
Expiring 12/09/08	CNY	176,605	25,838,026	25,569,595	(268,431)
Expiring 07/15/09	CNY	110,290	16,187,056	15,899,940	(287,116)
Euro,
Expiring 10/03/08	EUR	3,754	5,270,616	5,259,766	(10,850)
Indian Rupee,
Expiring 11/12/08	INR	602,990	14,922,033	12,837,335	(2,084,698)
Japanese Yen,
Expiring 10/03/08	JPY	616,511	5,805,460	5,813,945	8,485
Malaysian Ringgit,
Expiring 11/12/08	MYR	14,364	4,432,198	4,190,660	(241,538)
Russian Ruble,
Expiring 11/19/08	RUB	393,645	15,953,191	15,238,195	(714,996)
Expiring 05/06/09	RUB	211,455	8,705,990	8,038,325	(667,665)

			$166,490,153	$160,674,492	$(5,815,661)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Brazilian Real,
Expiring 12/02/08	BRL	39,987	$23,220,478	$20,738,438	$2,482,040
British Pound,
Expiring 11/03/08	GBP	25,590	46,489,354	45,607,884	881,470
Chinese Yuan,
Expiring 10/10/08	CNY	286,895	42,013,433	41,891,644	121,789
Euro,
Expiring 10/03/08	EUR	7,508	10,775,481	10,544,633	230,848
Japanese Yen,
Expiring 10/03/08	JPY	616,511	5,695,000	5,796,726	(101,726)
Expiring 10/20/08	JPY	1,435,247	13,277,399	13,540,509	(263,110)
Expiring 11/05/08	JPY	616,511	5,838,725	5,840,800	(2,075)
Russian Ruble,
Expiring 11/19/08	RUB	269,972	10,633,000	10,450,746	182,254

			$157,942,870	$154,411,380	$3,531,490

Interest rate swap agreements outstanding at September 30, 2008:

Counterparty	Termination Date	Notional Amount (000)#		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America Securities LLC(1)	12/17/13		$93,800	4.00%	3 month LIBOR	$(144,599)
Bank of America Securities LLC(2)	12/17/10		227,200	4.00%	3 month LIBOR	(1,016,522)
Bank of America Securities LLC(2)	12/17/28		29,000	5.00%	3 month LIBOR	153,529
Bank of America Securities LLC(2)	12/17/38		17,800	5.00%	3 month LIBOR	(458,571)
Bank of America Securities LLC(2)	12/17/23		20,600	5.00%	3 month LIBOR	(952,144)
Barclays Capital(1)	12/17/13		414,800	4.00%	3 month LIBOR	2,895,848
Barclays Capital(2)	12/17/38		48,000	5.00%	3 month LIBOR	(2,956,246)
BNP Paribas(2)	12/17/38		5,900	5.00%	3 month LIBOR	(303,358)
Citigroup(1)	12/17/13		45,800	4.00%	3 month LIBOR	(94,035)
Citigroup(2)	12/17/28		113,700	5.00%	3 month LIBOR	601,868
Deutsche Bank(1)	12/17/13		85,300	4.00%	3 month LIBOR	(315,056)
Deutsche Bank(2)	12/17/28		7,600	5.00%	3 month LIBOR	(394,943)
Deutsche Bank(2)	12/17/38		7,300	5.00%	3 month LIBOR	59,224
Goldman Sachs(1)	12/17/13		50,000	4.00%	3 month LIBOR	474,184
Goldman Sachs(2)	12/17/28		8,400	5.00%	3 month LIBOR	179,640
Merrill Lynch & Co.(1)	12/17/13		169,300	4.00%	3 month LIBOR	(317,274)
Merrill Lynch & Co.(2)	12/17/38		57,800	5.00%	3 month LIBOR	(1,750,328)
Merrill Lynch & Co.(2)	12/17/23		164,300	5.00%	3 month LIBOR	(7,328,531)
Merrill Lynch & Co.(2)	12/17/28		13,700	5.00%	3 month LIBOR	(316,538)
Morgan Stanley Capital Services, Inc.(1)	12/17/15		3,000	5.00%	3 month LIBOR	49,390
Morgan Stanley Capital Services, Inc.(1)	12/17/13		774,600	4.00%	3 month LIBOR	4,570,896
Morgan Stanley Capital Services, Inc.(1)	12/17/18		19,200	5.00%	3 month LIBOR	510,280
Morgan Stanley Capital Services, Inc.(2)	12/17/38		9,200	5.00%	3 month LIBOR	165,436
Royal Bank of Scotland PLC (2)	12/17/18		100	5.00%	3 month LIBOR	(705)
Royal Bank of Scotland PLC(1)	12/17/13		42,000	4.00%	3 month LIBOR	(97,358)
Royal Bank of Scotland PLC(2)	12/17/28		30,000	5.00%	3 month LIBOR	149,329
Royal Bank of Scotland PLC(2)	12/17/23		15,700	5.00%	3 month LIBOR	(376,962)
Royal Bank of Scotland PLC(2)	12/17/38		47,000	5.00%	3 month LIBOR	1,066,484
Merrill Lynch & Co.(2)	01/23/09		2,300	4.50%	ICAP CMM FRA Fixing Rate	213,919
HSBC Bank USA, N.A.(1)	01/02/12	BRL	2,200	14.77%	Brazilian interbank lending rate	(2,282)
Merrill Lynch & Co.(1)	01/02/12	BRL	6,000	14.77%	Brazilian interbank lending rate	4,410
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	29,700	12.54%	Brazilian interbank lending rate	(327,328)
Morgan Stanley Capital Services, Inc.(1)	01/02/12	BRL	72,800	10.12%	Brazilian interbank lending rate	(84,032)
UBS AG(1)	01/02/12	BRL	39,600	10.58%	Brazilian interbank lending rate	(1,468,959)
UBS AG(1)	01/02/12	BRL	13,400	12.54%	Brazilian interbank lending rate	(152,171)
Merrill Lynch & Co.(2)	06/21/38	CAD	8,000	4.50%	3 month Canadian Bank floating rate	26,733
Barclays Capital(1)	12/17/10	EUR	4,700	5.50%	6 month EURIBOR	99,242
Barclays Capital(1)	06/15/10	EUR	84,250	4.50%	6 month EURIBOR	(890,224)
Barclays Capital(1)	03/18/10	EUR	54,400	5.00%	6 month EURIBOR	750,144
Barclays Capital(2)	09/17/18	EUR	7,300	5.00%	6 month EURIBOR	(238,233)
Barclays Capital(2)	03/18/39	EUR	10,000	5.00%	6 month EURIBOR	(359,644)
Citigroup(1)	03/21/09	EUR	4,000	4.00%	6 month EURIBOR	(58,457)
Deutsche Bank(1)	06/15/10	EUR	64,200	4.50%	6 month EURIBOR	(962,281)
Deutsche Bank(1)	09/17/10	EUR	45,300	5.00%	6 month EURIBOR	641,171
Deutsche Bank(1)	06/15/13	EUR	32,700	4.00%	6 month EURIBOR	(962,057)
Deutsche Bank(1)	09/15/10	EUR	59,700	5.50%	6 month EURIBOR	1,254,496
Deutsche Bank(2)	09/17/18	EUR	10,900	5.00%	6 month EURIBOR	(309,709)
Morgan Stanley Capital Services, Inc.(1)	12/17/10	EUR	25,600	5.50%	6 month EURIBOR	611,141
UBS AG(1)	10/15/10	EUR	1,400	2.15%	FRC - Excluding Tobacco - Non-Revised Consumer Price Index	(6,713)
Barclays Capital(1)	09/15/10	GBP	23,200	5.00%	6 month LIBOR	106,621
Barclays Capital(1)	09/17/13	GBP	9,100	5.00%	6 month LIBOR	(168,469)
Barclays Capital(2)	12/07/42	GBP	2,300	4.34%	6 month LIBOR	(12,487)
Barclays Capital(2)	06/15/37	GBP	2,500	4.00%	6 month LIBOR	(57,774)
Deutsche Bank(1)	09/15/10	GBP	6,900	5.00%	6 month LIBOR	143,784
Deutsche Bank(2)	06/15/37	GBP	9,500	4.25%	6 month LIBOR	(261,836)
Goldman Sachs(1)	09/15/15	GBP	2,000	5.00%	6 month LIBOR	(19,225)
Goldman Sachs(1)	09/17/13	GBP	500	5.00%	6 month LIBOR	2,504
Goldman Sachs(1)	09/17/11	GBP	65,700	4.50%	6 month LIBOR	(909,185)
Goldman Sachs(2)	06/15/37	GBP	2,800	4.00%	6 month LIBOR	(59,583)
HSBC Bank USA, N.A.(2)	06/15/37	GBP	10,000	4.25%	6 month LIBOR	(323,894)
Morgan Stanley Capital Services, Inc.(1)	09/18/09	GBP	49,200	6.00%	6 month LIBOR	243,733
Morgan Stanley Capital Services, Inc.(2)	06/15/37	GBP	2,500	4.25%	6 month LIBOR	(66,071)
Barclays Capital(2)	12/17/17	JPY	130,000	2.00%	6 month LIBOR	(31,113)
Deutsche Bank(2)	12/17/17	JPY	510,000	2.00%	6 month LIBOR	(124,899)
Royal Bank of Scotland PLC(2)	12/17/17	JPY	540,000	2.00%	6 month LIBOR	(135,746)
Citigroup(1)	05/14/09	MXN	525,000	7.91%	28 day Mexican interbank rate	(132,326)

						$(9,973,862)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Credit default swap agreements outstanding at September 30, 2008:

Buying credit protection:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co.(1)	12/20/08	$2,700	0.26%	Allstate Corp., 6.125%, due 02/15/12	$2,591
Morgan Stanley & Co.(1)	12/20/08	300	0.26%	Allstate Corp., 6.125%, due 02/15/12	280
Merrill Lynch & Co.(1)	12/20/08	800	0.27%	Anadarko Petroleum Corp., 5.00%, due 10/01/12	681
Goldman Sachs(1)	03/20/12	2,300	0.40%	AutoZone, Inc., 5.875%, due 10/15/12	30,315
UBS AG(1)	12/20/08	3,200	0.35%	AutoZone, Inc., 5.875%, due 10/15/12	(531)
Barclays Bank PLC(1)	06/20/12	1,300	0.15%	Baker Hughes, Inc., 6.00%, due 02/15/09	15,425
Barclays Bank PLC(1)	09/20/13	4,700	0.35%	Baxter International, Inc., 6.625%, due 02/15/28	(17,785)
Bank of America Securities LLC(1)	12/20/12	1,400	0.47%	Black & Decker Corp., 4.75%, due 11/01/14	33,869
Barclays Bank PLC(1)	09/20/13	2,500	0.35%	Campbell Soup Co., 4.875%, due 10/01/13	(7,146)
UBS AG(1)	09/20/13	1,800	0.35%	Campbell Soup Co., 4.875%, due 10/01/13	(5,145)
Bear Stearns International Ltd.(1)	12/20/08	400	1.09%	Capital One Bank, 4.875%, due 05/15/08	2,951
Bear Stearns International Ltd.(1)	12/20/08	100	1.09%	Capital One Bank, 4.875%, due 05/15/08	693
UBS AG(1)	06/20/17	1,100	0.56%	Cardinal Health, Inc., 6.00%, due 06/15/17	11,505
UBS AG(1)	12/20/08	800	0.44%	Carnival Corp., 6.15%, due 04/15/08	475
UBS AG(1)	09/20/13	2,500	0.62%	Caterpillar, Inc., 6.25%, due 01/15/12	62,692
Bear Stearns International Ltd.(1)	12/20/08	800	0.19%	Caterpillar, Inc., 7.25%, due 09/15/09	155
Barclays Bank PLC(1)	06/20/12	1,300	0.17%	Cigna Corp., 6.375%, due 10/15/11	16,678
Barclays Bank PLC(1)	06/20/15	700	0.15%	CitiFinancial, 6.625%, due 06/01/15	93,875
Bank of America Securities LLC(1)	12/20/12	1,400	0.33%	Clorox Co., 6.125%, due 02/01/11	19,727
Morgan Stanley & Co.(1)	09/20/11	3,800	0.24%	CVS Corp., 5.75%, due 08/15/11	18,497
Barclays Bank PLC(1)	09/20/11	3,400	0.58%	DaimlerChrysler NA, 5.75%, due 09/08/11	38,990
Bear Stearns International Ltd.(1)	12/20/08	800	0.24%	Deere & Co., 7.85%, due 05/15/10	(27)
Merrill Lynch & Co.(1)	12/20/08	1,600	0.35%	Devon Energy Corp., 6.875%, due 09/30/11	(287)
Barclays Bank PLC(1)	06/20/13	6,500	5.00%	Dow Jones CDX HY-10 100 Index	494,002
UBS AG(1)	06/20/13	6,500	5.00%	Dow Jones CDX HY-10 100 Index	497,785
Merill Lynch & Co.(1)	12/20/11	2,500	0.00%	Dow Jones CDX HY-7 Index	760,218
Bank of America Securities LLC(1)	06/20/12	16,038	2.75%	Dow Jones CDX HY-8 Index	1,227,013
Merill Lynch & Co.(1)	06/20/12	27,918	2.75%	Dow Jones CDX HY-8 Index	2,668,995
UBS AG(1)	06/20/12	27,324	2.75%	Dow Jones CDX HY-8 Index	2,124,156
Deutsche Bank(1)	06/20/18	27,900	1.50%	Dow Jones CDX IG10 10Y Index	504,652
Goldman Sachs(1)	06/20/18	44,200	1.50%	Dow Jones CDX IG10 10Y Index	1,349,260
Morgan Stanley & Co.(1)	06/20/18	46,900	1.50%	Dow Jones CDX IG10 10Y Index	1,271,825
Credit Suisse International, LTD.(1)	06/20/13	14,300	1.55%	Dow Jones CDX IG10 5Y Index	111,172
Deutsche Bank(1)	06/20/13	29,600	1.55%	Dow Jones CDX IG10 5Y Index	265,905
Goldman Sachs(1)	06/20/13	4,800	1.55%	Dow Jones CDX IG10 5Y Index	76,579
Morgan Stanley & Co.(1)	06/20/13	16,700	1.55%	Dow Jones CDX IG10 5Y Index	172,747
Morgan Stanley & Co.(1)	12/20/12	11,400	0.14%	Dow Jones CDX IG5 Index	1,375,475
Morgan Stanley & Co.(1)	12/20/12	26,700	0.14%	Dow Jones CDX IG5 Index	3,221,508
Bank of America Securities LLC(1)	12/20/16	2,300	0.65%	Dow Jones CDX IG7 Index	179,619
Barclays Bank PLC(1)	12/20/11	1,000	0.75%	Dow Jones CDX IG7 Index	93,910
Morgan Stanley & Co.(1)	12/20/16	13,500	0.65%	Dow Jones CDX IG7 Index	1,057,594
Bank of America Securities LLC(1)	06/20/12	142,900	0.35%	Dow Jones CDX IG8 Index	6,881,451
Barclays Bank PLC(1)	12/20/17	8,900	0.80%	Dow Jones CDX IG9 10Y Index	376,668
Goldman Sachs(1)	12/20/17	11,400	0.80%	Dow Jones CDX IG9 10Y Index	436,996
Morgan Stanley & Co.(1)	12/20/17	33,900	0.80%	Dow Jones CDX IG9 10Y Index	1,052,632
Royal Bank of Scotland PLC (1)	12/20/17	3,300	0.80%	Dow Jones CDX IG9 10Y Index	133,475
Barclays Bank PLC(1)	06/20/12	1,300	0.09%	Duke Energy, 7.375%, due 03/01/10	17,530
Bank of America Securities LLC(1)	12/20/08	1,700	0.13%	E.I. DuPont de Nemours & Co., 6.875%, due 10/15/09	129
Bank of America Securities LLC(1)	12/20/08	200	0.13%	E.I. DuPont, 6.875%, due 10/15/09	9
Citigroup(1)	12/20/08	2,200	0.28%	Eaton Corp., 5.75%, due 07/15/12	925
Citigroup(1)	12/20/08	300	0.28%	Eaton Corp., 5.75%, due 07/15/12	157
Barclays Bank PLC(1)	12/20/08	2,300	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(434)
Barclays Bank PLC(1)	12/20/08	300	0.16%	Eli Lilly & Co., 6.00%, due 03/15/12	(37)
Morgan Stanley & Co.(1)	12/20/08	1,600	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(276)
Morgan Stanley & Co.(1)	12/20/08	200	0.21%	Emerson Electric Co., 4.625%, due 10/15/12	(28)
Morgan Stanley & Co.(1)	12/20/08	800	0.22%	Emerson Electric Co., 7.125%, due 08/15/10	(169)
Citigroup(1)	12/20/08	1,700	0.29%	FedEx Corp., 7.25%, due 02/15/11	1,877
Citigroup(1)	12/20/08	200	0.29%	FedEx Corp., 7.25%, due 02/15/11	234
Merrill Lynch & Co.(1)	12/20/08	600	0.22%	Gannett Co., Inc., 6.375%, due 04/01/12	3,385
Barclays Bank PLC(1)	09/20/13	2,300	0.50%	General Mills, Inc., 5.70%, due 02/15/17	(8,764)
Deutsche Bank(1)	09/20/16	2,400	0.51%	Goodrich Corp., 6.29%, due 07/01/16	15,562
Bear Stearns International Ltd.(1)	12/20/08	2,200	0.32%	H-P Co., 6.50%, due 07/01/12	(785)
Bear Stearns International Ltd.(1)	12/20/08	300	0.32%	H-P Co., 6.50%, due 07/01/12	(86)
Merrill Lynch & Co.(1)	12/20/08	1,400	0.32%	Ingersoll-Rand Corp., 6.48%, due 06/01/25	(283)
Barclays Bank PLC(1)	03/20/12	1,500	0.17%	International Lease Finance Corp., 5.40%, due 02/15/12	359,667
Bear Stearns International Ltd.(1)	12/20/08	800	0.60%	International Paper Co., 6.75%, due 09/01/11	629
Barclays Bank PLC(1)	03/20/11	1,000	0.37%	iStar Financial, Inc., 5.80%, due 03/15/11	407,691
UBS AG(1)	09/20/13	2,500	0.63%	John Deere Capital Corp., 6.00%, due 02/15/09	66,776
Morgan Stanley & Co.(1)	03/20/13	5,000	0.56%	Kroger Co., 5.50%, due 02/01/13	4,197
Deutsche Bank(1)	12/20/11	5,000	0.66%	Lennar Corp., 5.95%, due 10/17/11	873,072
Bear Stearns International Ltd.(1)	03/20/16	3,100	0.28%	Loews Corp., 5.25%, due 03/15/16	64,496
Barclays Bank PLC(1)	06/20/12	1,300	0.12%	Loews Corp., 8.875%, due 04/15/11	15,853
Goldman Sachs(1)	02/25/34	1,064	2.00%	Long Beach Mortgage Loan Trust 2004-1, 6.71% , due 02/25/34(3)	805,414
Bear Stearns International Ltd.(1)	10/13/46	4,734	1.40%	Mercury CDO, Ltd., 4.19%, due 07/27/48(3)	4,568,767
Merrill Lynch & Co.(1)	12/20/08	1,200	0.85%	Motorola, Inc., 7.625%, due 11/15/10	584
Goldman Sachs(1)	03/20/12	2,300	0.26%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	40,692
UBS AG(1)	06/20/17	800	0.48%	Newell Rubbermaid, Inc., 6.75%, due 03/15/12	31,350
Bear Stearns International Ltd.(1)	12/20/12	1,800	0.29%	Nordstrom, Inc., 6.95%, due 03/15/28	74,330
Merrill Lynch & Co.(1)	12/20/08	800	0.28%	Occidental Petroleum Corp., 6.75%, due 01/15/12	195
Merrill Lynch & Co.(1)	04/15/20	1,800	1.95%	Race Point CLO, 7.01%, due 04/15/20	784,318

Merrill Lynch & Co.(1)	04/15/20	2,500	4.03%	Race Point CLO, 9.61%, due 04/15/20	1,120,486
UBS AG(1)	12/20/08	800	0.37%	RadioShack Corp., 7.375%, due 05/15/11	1,375
Barclays Bank PLC(1)	09/20/13	4,100	0.48%	Raytheon Co., 7.20%, due 08/15/27	(20,437)
Barclays Bank PLC(1)	12/20/12	3,000	0.35%	Safeway, Inc. 5.80%, 08/15/12	28,437
Citigroup(1)	03/20/12	2,300	0.34%	Safeway, Inc. 5.80%, 08/15/12	14,288
Merrill Lynch & Co.(1)	12/15/19	1,600	1.88%	Saratoga CLO, Ltd., 6.84%, due 12/15/19	551,782
Merrill Lynch & Co.(1)	12/15/19	2,500	3.78%	Saratoga CLO, Ltd., 8.81%, due 12/15/19	779,814
Barclays Bank PLC(1)	06/20/12	1,300	0.12%	Schlumberger Limited, 1.50%, due 06/01/23	24,463
Morgan Stanley & Co.(1)	09/20/13	1,600	0.58%	Sealed Air Corp., 5.625%, due 07/15/13	83,580
Citigroup(1)	09/20/13	10,000	0.67%	Sempra Energy, 6.00%, due 02/01/13	127,249
Bank of America Securities LLC(1)	12/20/12	2,200	0.30%	Sherwin-Williams, 7.375%, due 02/01/27	35,800
Barclays Bank PLC(1)	12/20/12	3,000	0.44%	Sherwin-Williams, 7.375%, due 02/01/27	32,456
UBS AG(1)	12/20/08	800	0.44%	Simon Property Group, L.P., 5.45%, due 03/15/13	917
Morgan Stanley & Co.(1)	06/20/12	5,000	0.11%	Target Corp., 5.875%, 03/01/12	90,743
Morgan Stanley & Co.(1)	12/20/08	800	0.53%	The Kroger Co., 4.75%, due 04/15/12	(452)
Morgan Stanley & Co.(1)	12/20/12	2,100	0.33%	TJX Cos., Inc., 7.45%, due 12/15/09	15,104
Bear Stearns International Ltd.(1)	03/20/11	1,000	0.33%	Vornado Realty, 5.60%, due 02/15/11	67,999
Citigroup(1)	12/20/08	3,600	0.14%	Wal-Mart Stores, Inc., 3.375%, due 10/01/08	814
Goldman Sachs(1)	12/20/12	5,300	0.24%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	33,278
Morgan Stanley & Co.(1)	06/20/17	4,900	0.15%	Wal-Mart Stores, Inc., 5.75%, due 12/19/30	124,704
Bear Stearns International Ltd.(1)	12/20/08	1,500	0.15%	Wal-Mart Stores, Inc., 6.875%, due 08/10/09	288
Barclays Bank PLC(1)	12/20/08	900	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(1,094)
Barclays Bank PLC(1)	12/20/08	100	0.67%	Walt Disney Co. (The), 6.375%, due 03/01/12	(71)
Barclays Bank PLC(1)	06/20/12	1,500	0.09%	Wells Fargo Co., 3.00%, due 10/28/15(3)	63,702
Barclays Bank PLC(1)	09/20/13	500	0.39%	Wyeth, 5.25%, due 03/15/13	(1,261)
Barclays Bank PLC(1)	03/20/12	1,300	0.21%	XL Cap Europe PLC, 6.50%, due 01/15/12	142,522

					$38,095,578

(1) Portfolio pays the fixed rate and receives from the counterparty par in the event that the underlying bond defaults.
(3) Variable rate, displayed rate is as of 9/30/08.
# Notional Amount is shown in U.S. dollars unless otherwise stated.

Selling credit protection:

Counterparty	Termination Date	Notional Amount (000)#	Fixed Rate	Reference Entity/Obligation	Unrealized Appreciation (Depreciation)
Bear Stearns International Ltd.(2)	05/25/46	$13,200	0.11%	ABX.HE.AAA.06-2 Index	$(1,195,203)
Credit Suisse International, LTD. (2)	05/25/46	1,200	0.11%	ABX.HE.AAA.06-2 Index	(118,994)
Credit Suisse International, LTD. (2)	08/25/37	11,900	0.09%	ABX.HE.AAA.07-1 Index	(909,545)
Credit Suisse International, LTD. (2)	08/25/37	19,900	0.15%	ABX.HE.AAA.07-1 Index	(3,893,398)
Citigroup(2)	01/25/38	14,700	0.76%	ABX.HE.AAA.07-2 Index	(2,386,047)
Citigroup(2)	06/20/12	84,361	0.47%	Dow Jones CDX HY-8 Index	(2,925,746)
Citigroup(2)	06/20/12	28,200	2.11%	Dow Jones CDX HY-8 Index	(2,263,526)
Citigroup(2)	06/20/12	10,700	2.14%	Dow Jones CDX HY-8 Index	(844,758)
Citigroup(2)	06/20/12	2,700	2.18%	Dow Jones CDX HY-8 Index	(209,970)
Merill Lynch & Co.(2)	06/20/12	15,400	2.08%	Dow Jones CDX HY-8 Index	(1,247,036)
Morgan Stanley & Co.(2)	12/20/15	8,140	0.46%	Dow Jones CDX IG5 Index	(1,588,737)
Morgan Stanley & Co.(2)	12/20/15	19,000	0.46%	Dow Jones CDX IG5 Index	(3,702,926)
Barclays Bank PLC(2)	06/20/17	18,400	0.60%	Dow Jones CDX IG8 Index	(1,036,029)
Barclays Bank PLC(2)	12/20/12	24,000	0.82%	Dow Jones CDX IG9 5Y Index	387,005
Deutsche Bank(2)	12/20/12	13,400	0.82%	Dow Jones CDX IG9 5Y Index	216,078
Goldman Sachs(2)	12/20/12	46,000	0.60%	Dow Jones CDX IG9 5Y Index	(990,353)
Merrill Lynch & Co.(2)	02/25/34	1,064	2.25%	Long Beach Mortgage Loan Trust 2004-1, 6.71% , due 02/25/34(3)	(802,780)

					$(23,511,965)

(2)	Portfolio pays counterparty par in the event that the underlying bond defaults and receives the fixed rate.
(3)	Variable rate, displayed rate is as of 9/30/08.
#	Notional Amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$3,519,600	$3,314,710
Level 2 - Other Significant Observable Inputs - Long	2,311,936,135	2,325,580
Level 2 - Other Significant Observable Inputs - Short	(619,482,976)	—
Level 3 - Significant Unobservable Inputs	353,157	—

Total	$1,696,325,916	$5,640,290

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments
in Securities
Balance as of 12/31/07	$204
Accrued discounts/premiums	17,164
Realized gain (loss)	(752)
Change in unrealized appreciation (depreciation)	(320,207)
Net purchases (sales)	41,174
Transfers in and/or out of Level 3	615,574

Balance as of 9/30/08	$353,157

SP PRUDENTIAL U.S. EMERGING GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.5%
COMMON STOCKS
Aerospace & Defense — 0.8%
Spirit Aerosystems Holdings, Inc. (Class A Stock)(a)	77,200	$1,240,604

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.(b)	15,100	769,496
Expeditors International Washington, Inc.(b)	66,300	2,309,892

		3,079,388

Capital Markets — 3.5%
Eaton Vance Corp.	93,300	3,286,959
TD Ameritrade Holdings Corp.(a)	128,100	2,075,220

		5,362,179

Chemicals — 2.0%
Ecolab, Inc.	62,600	3,037,352

Commercial Services & Supplies — 5.6%
Corporate Executive Board Co.	60,600	1,893,750
Iron Mountain, Inc.(a)(b)	111,300	2,716,833
Robert Half International, Inc.	78,000	1,930,500
Stericycle, Inc.(a)	34,900	2,055,959

		8,597,042

Communications Equipment — 2.1%
Brocade Communications Systems, Inc.(a)	66,600	387,612
Comverse Technology, Inc.(a)(b)	136,400	1,305,348
Juniper Networks, Inc.(a)(b)	69,100	1,455,937

		3,148,897

Construction & Engineering — 1.5%
Chicago Bridge & Iron Co. N.V.	82,600	1,589,224
Fluor Corp.	13,400	746,380

		2,335,604

Consumer Finance — 0.9%
Alliance Data Systems Corp.(a)(b)	21,400	1,356,332

Diversified Consumer Services — 0.8%
Weight Watchers International, Inc.	34,500	1,262,700

Electrical Equipment — 3.4%
Ametek, Inc.	77,000	3,139,290
Roper Industries, Inc.(b)	35,600	2,027,776

		5,167,066

Electronic Equipment & Instruments — 2.5%
Amphenol Corp. (Class A Stock)	43,000	1,726,020
Anixter International, Inc.(a)(b)	18,200	1,083,082
Avnet, Inc.(a)	38,600	950,718

		3,759,820

Energy Equipment & Services — 3.8%
Cameron International Corp.(a)(b)	66,800	2,574,472
FMC Technologies, Inc.(a)	33,400	1,554,770
Pride International, Inc.(a)	56,500	1,672,965

		5,802,207

Food & Staples Retailing — 1.3%
Whole Foods Market, Inc.(b)	96,400	1,930,892

Food Products — 3.3%
ConAgra Foods, Inc.(b)	120,400	2,342,984
Dean Foods Co.(a)	114,200	2,667,712

		5,010,696

Healthcare Equipment & Supplies — 2.0%
C.R. Bard, Inc.(b)	12,600	1,195,362
DENTSPLY International, Inc.	49,100	1,843,214

		3,038,576

Healthcare Providers & Services — 10.8%
Community Health Systems, Inc.(a)	60,800	1,782,048
DaVita, Inc.(a)(b)	74,700	4,258,647
Express Scripts, Inc.(a)(b)	32,300	2,384,386
Henry Schein, Inc.(a)(b)	34,900	1,879,016
Laboratory Corp. of America Holdings(a)(b)	32,000	2,224,000
Patterson Cos., Inc.(a)(b)	62,800	1,909,748
Quest Diagnostics, Inc.	42,800	2,211,476

		16,649,321

Hotels, Restaurants & Leisure — 2.4%
Tim Hortons, Inc.(b)	42,700	1,265,201
Yum! Brands, Inc.(b)	73,300	2,390,313

		3,655,514

Independent Power Producers & Energy Traders — 0.9%
The AES Corp.(a)(b)	118,700	1,387,603

Insurance — 2.8%
White Mountain Insurance Group Ltd.	4,800	2,254,800
W.R. Berkley Corp.	88,800	2,091,240

		4,346,040

IT Services — 1.1%
Paychex, Inc.(b)	51,700	1,707,651

Leisure Equipment & Products — 1.4%
Electronic Arts, Inc.(a)(b)	59,900	2,215,701

Life Sciences, Tools & Services — 2.4%
Charles River Laboratories International, Inc.(a)(b)	26,900	1,493,757
Thermo Fisher Scientific, Inc.(a)(b)	41,000	2,255,000

		3,748,757

Machinery — 6.9%
Danaher Corp.	39,700	2,755,180
Dover Corp.	43,400	1,759,870
IDEX Corp.	100,500	3,117,510
ITT Corp.(b)	51,800	2,880,598

		10,513,158

Media — 2.1%
Regal Entertainment Group (Class A Stock)(b)	208,500	3,290,130

Oil, Gas & Consumable Fuels — 7.6%
Denbury Resources, Inc.(a)	77,700	1,479,408
Newfield Exploration Co.(a)	46,500	1,487,535
Range Resources Corp.	24,600	1,054,602
Southwestern Energy Co.(a)(b)	136,700	4,174,818
Ultra Petroleum Corp.(a)	27,800	1,538,452
XTO Energy, Inc.	41,275	1,920,113

		11,654,928

Personal Products — 0.5%
Avon Products, Inc.	19,800	823,086

Pharmaceuticals — 0.9%
Mylan, Inc.(a)(b)	121,200	1,384,104

Real Estate Investment Trusts — 2.6%
Annaly Capital Management, Inc.(b)	298,900	4,020,205

Semiconductors & Semiconductor Equipment — 3.7%
Broadcom Corp. (Class A Stock)(a)(b)	156,550	2,916,527
KLA-Tencor Corp.(b)	45,900	1,452,735
Maxim Integrated Products, Inc.	71,100	1,286,910

		5,656,172

Software — 4.4%
Adobe Systems, Inc.(a)	19,928	786,558
Amdocs Ltd.(a)	87,900	2,406,702
Check Point Software Technologies Ltd.(a)(b)	122,900	2,794,746
McAfee, Inc.(a)	22,500	764,100

		6,752,106

Specialty Retail — 1.3%
Ross Stores, Inc.(b)	55,700	2,050,317

Textiles, Apparel & Luxury Goods — 1.5%
Phillips-Van Heusen	60,100	2,278,391

Trading Companies & Distributors — 1.1%
Fastenal Co.(b)	35,700	1,763,223

Wireless Telecommunication Services — 7.6%
American Tower Corp. (Class A Stock)(a)(b)	88,300	3,176,151
Crown Castle International Corp.(a)	83,700	2,424,789
NII Holdings, Inc.(a)(b)	157,800	5,983,776

		11,584,716

TOTAL LONG-TERM INVESTMENTS (cost $152,286,705)		149,610,478

SHORT-TERM INVESTMENT — 47.2%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $72,531,808; includes $66,799,207 of cash collateral received for securities on loan)(c)(d)	72,531,808	72,531,808

TOTAL INVESTMENTS — 144.7% (cost $224,818,513)		222,142,286
LIABILITIES IN EXCESS OF OTHER ASSETS — (44.7%)		(68,622,049)

NET ASSETS — 100.0%		$153,520,237

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $66,994,171; cash collateral of $66,799,207 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund - Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$222,142,286	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$222,142,286	—

*  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

SP SMALL CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 94.8%
COMMON STOCKS
Aerospace & Defense — 1.7%
AAR Corp.*(a)	25,541	$423,725
DRS Technologies, Inc.(a)	9,960	764,430
Heico Corp. (Class A Stock)	43,300	1,214,998
Limco-Piedmont, Inc.*	65,413	284,547
Orbital Sciences Corp.*	45,280	1,085,362
Spirit Aerosystems Holdings, Inc. (Class A Stock)*(a)	26,520	426,176

		4,199,238

Air Freight & Couriers — 0.3%
Pacer International, Inc.	51,920	855,122

Airlines — 0.3%
AirTran Holdings, Inc.*(a)	326,620	793,687

Auto Components — 0.5%
Cooper Tire & Rubber Co.	79,700	685,420
WABCO Holdings, Inc.	15,000	533,100

		1,218,520

Automobile Manufacturers — 0.4%
Wabash National Corp.	92,143	870,751

Automotive Parts — 0.8%
Asbury Automotive Group, Inc.	83,462	961,482
Commercial Vehicle Group, Inc.*	44,359	315,393
Tenneco, Inc.*(a)	61,097	649,461

		1,926,336

Banks — 1.6%
Bridge Capital Holdings*(a)	11,548	124,487
Colonial BancGroup, Inc. (The)(a)	51,860	407,620
East West Bancorp, Inc.(a)	31,781	435,400
Hancock Holding Co.(a)	21,316	1,087,116
Pinnacle Financial Partners, Inc.*(a)	15,115	465,542
Sterling Bancshares, Inc.	29,007	303,123
Sterling Financial Corp.	22,120	320,740
Trico Bancshares	12,938	278,555
UMB Financial Corp.(a)	10,581	555,714

		3,978,297

Building Materials — 1.0%
Comfort Systems USA, Inc.(a)	108,391	1,448,104
Universal Forest Products, Inc.(a)	26,733	933,249

		2,381,353

Building Products — 1.3%
Gibraltar Industries, Inc.(a)	94,590	1,769,779
Patrick Industries, Inc.*	85,800	466,752
Simpson Manufacturing Co., Inc.(a)	37,300	1,010,457

		3,246,988

Business Services — 0.2%
Resources Connection, Inc.*	26,644	600,289

Capital Markets — 0.5%
Raymond James Financial, Inc.	31,200	1,028,976
Thomas Weisel Partners Group, Inc.*	19,300	162,699

		1,191,675

Chemicals — 2.1%
Ferro Corp.(a)	14,100	283,410
Fuller (H.B.) Co.(a)	59,242	1,236,381
KMG Chemicals, Inc.	45,984	320,968
Minerals Technologies, Inc.(a)	29,075	1,725,892
PolyOne Corp.*(a)	237,972	1,534,919

		5,101,570

Clothing & Apparel — 0.4%
Gymboree Corp.*	16,722	593,631
K-Swiss, Inc. (Class A Stock)	26,931	468,599

		1,062,230

Commercial Banks — 5.3%
Bancorp, Inc. (The)*	26,611	133,055
Cardinal Financial Corp.	12,752	103,036
Cascade Financial Corp.	117,965	883,558
Central Pacific Financial Corp.(a)	56,000	941,360
City Holding Co.	1,280	54,080
City National Corp.(a)	13,100	711,330
CoBiz Financial, Inc.(a)	120,159	1,443,110
Cullen / Frost Bankers, Inc.	26,000	1,518,400
First Security Group, Inc.	174,904	1,280,297
FNB Corp.(a)	60,138	961,005
PAB Bankshares, Inc.	16,829	114,861
South Financial Group, Inc. (The)	28,510	208,978
SVB Financial Group*(a)	14,800	857,216
Synovus Financial Corp.	38,630	399,820
Tompkins Trustco, Inc.(a)	10,560	533,280
UCBH Holdings, Inc.	123,690	792,853
Umpqua Holdings Corp.	89,700	1,319,487
Webster Financial Corp.	28,600	722,150
Wintrust Financial Corp.	6,130	179,916

		13,157,792

Commercial Services — 0.4%
Convergys Corp.*	1,678	24,801
Monster Worldwide, Inc.*(a)	19,146	285,467
On Assignment, Inc.*	46,651	367,610
Stewart Enterprises, Inc. (Class A Stock)(a)	44,699	351,334

		1,029,212

Commercial Services & Supplies — 1.3%
Hillenbrand, Inc.	6,810	137,290
Korn/Ferry International*(a)	18,200	324,324
TrueBlue, Inc.*(a)	66,200	1,069,792
United Stationers, Inc.*(a)	19,900	951,817
Watson Wyatt Worldwide, Inc. (Class A Stock)	14,850	738,490

		3,221,713

Communication Equipment — 2.0%
Bel Fuse, Inc. (Class B Stock)(a)	14,900	424,203
Black Box Corp.	35,000	1,208,550
Digi International, Inc.*	64,050	653,310

Plantronics, Inc.(a)	119,975	2,701,837

		4,987,900

Computer Hardware — 0.9%
Electronics for Imaging, Inc.*(a)	86,738	1,208,260
MTS Systems Corp.(a)	21,815	918,412

		2,126,672

Computer Services & Software — 1.6%
Avid Technology, Inc.*(a)	53,184	1,279,607
Factset Research Systems, Inc.(a)	7,439	388,688
JDA Software Group, Inc.*(a)	35,844	545,187
MICROS Systems, Inc.*	760	20,262
Monotype Imaging Holdings, Inc.*	36,048	401,214
Parametric Technology Corp.*(a)	22,108	406,787
Progress Software Corp.*(a)	20,351	528,923
Taleo Corp. (Class A Stock)*	20,905	415,800

		3,986,468

Computers & Peripherals — 0.1%
Rimage Corp.*	23,700	330,852

Construction — 0.8%
MDC Holdings, Inc.(a)	8,695	318,150
Ryland Group, Inc.(a)	62,783	1,665,005

		1,983,155

Construction & Engineering — 0.1%
Dycom Industries, Inc.*	18,200	236,964

Construction Materials — 0.1%
Vulcan Materials Co.(a)	1,919	142,966

Consumer Products & Services — 1.2%
Elizabeth Arden, Inc.*	74,698	1,466,322
Fossil, Inc.*(a)	35,106	991,042
Jarden Corp.*	3,033	71,124
Prestige Brands Holdings, Inc.*	49,961	443,654

		2,972,142

Containers & Packaging — 0.4%
AptarGroup, Inc.	28,100	1,098,991

Distribution/Wholesale — 0.6%
Watsco, Inc.(a)	28,826	1,449,371

Diversified Consumer Services — 0.5%
Steiner Leisure Ltd.*	32,850	1,129,383

Diversified Financial Services — 0.4%
BGC Partners, Inc. (Class A Stock)	38,826	166,564
Boston Private Financial Holdings, Inc.(a)	28,680	250,663
KBW, Inc.*(a)	17,015	560,474

		977,701

Electric Utilities — 0.8%
MGE Energy, Inc.(a)	24,849	883,382
Sierra Pacific Resources	124,518	1,192,882

		2,076,264

Electrical Equipment — 0.9%
Hubbell, Inc. (Class B Stock)	18,000	630,900
Regal-Beloit Corp.	39,900	1,696,548

		2,327,448

Electronic Components — 0.3%
Empire District Electric Co. (The)(a)	34,591	738,518

Electronics — 0.3%
Belden CDT, Inc.	23,427	745,213

Energy Equipment & Services — 0.5%
National Oilwell Varco, Inc.*	17,200	863,956
Superior Well Services, Inc.*(a)	19,400	491,014

		1,354,970

Engineering/Construction — 0.7%
EMCOR Group, Inc.*(a)	41,400	1,089,648
Perini Corp.*(a)	29,900	771,121

		1,860,769

Entertainment & Leisure — 0.1%
Isle of Capri Casinos, Inc.*(a)	14,214	128,210

Environmental Services — 0.5%
Waste Connections, Inc.*	37,514	1,286,730

Exchange Traded Funds — 0.7%
iShares Nasdaq Biotechnology Index Fund(a)	18,400	1,497,024
SPDR KBW Regional Banking ETF	6,020	216,600

		1,713,624

Financial - Bank & Trust — 4.9%
Bank of Hawaii Corp.(a)	5,890	314,821
Bank of the Ozarks, Inc.(a)	31,863	860,301
First Financial Bankshares, Inc.(a)	29,097	1,509,552
Glacier Bancorp, Inc.(a)	57,376	1,421,204
IBERIABANK Corp.	31,076	1,642,367
NewAlliance Bancshares, Inc.(a)	47,841	719,050
PacWest Bancorp(a)	14,597	417,328
Preferred Bank(a)	9,225	103,412
Prosperity Bancshares, Inc.(a)	37,769	1,283,768
SCBT Financial Corp.	6,250	235,000
Seacoast Banking Corp. of Florida(a)	29,938	321,235
Signature Bank / New York*(a)	50,402	1,758,022
Southcoast Financial Corp.*	14,765	104,682
Sterling Bancorp	16,182	233,992
Summit State Bank	10,981	64,019
Texas Capital Bancshares, Inc.*(a)	33,519	695,854
United Community Banks, Inc.(a)	18,430	244,380
WSFS Financial Corp.	3,398	203,880

		12,132,867

Financial - Brokerage — 0.2%
Compass Diversified Holdings(a)	39,139	545,598

Financial - Securities/Asset Management — 0.1%
Gladstone Capital Corp.	23,494	358,049

Financial Services — 2.9%
Apollo Investment Corp.(a)	22,153	377,709
Ares Capital Corp.	17,956	187,281
Berkshire Hills Bancorp, Inc.(a)	12,384	396,288
Brookline Bancorp, Inc.(a)	59,577	761,990
Financial Federal Corp.(a)	85,202	1,952,830

Highland Distressed Opportunities, Inc.	51,353	152,518
Home BancShares, Inc.(a)	8,398	217,256
Interactive Data Corp.	28,198	711,154
Knight Capital Group, Inc. (Class A Stock)*(a)	38,153	566,954
PennantPark Investment Corp.	53,527	396,635
RSC Holdings, Inc.*(a)	121,346	1,378,490

		7,099,105

Food & Staples Retailing — 1.2%
Casey’s General Stores, Inc.(a)	75,665	2,282,813
Weis Markets, Inc.	19,460	700,755

		2,983,568

Food Products — 1.6%
Del Monte Foods Co.	220,000	1,716,000
Nash Finch Co.(a)	8,521	367,426
Sensient Technologies Corp.	49,862	1,402,618
Smithfield Foods, Inc.*(a)	30,300	481,164

		3,967,208

Gas Utilities — 0.9%
New Jersey Resources Corp.(a)	28,200	1,012,098
Northwest Natural Gas Co.(a)	24,840	1,291,680

		2,303,778

Healthcare - Services — 0.2%
Hill-Rom Holdings, Inc.	17,172	520,483

Healthcare Equipment & Supplies — 0.2%
National Dentex Corp.*	68,880	420,168

Healthcare Products — 0.5%
American Medical Systems Holdings, Inc.*	64,235	1,140,814

Healthcare Providers & Services — 1.7%
Cross Country Healthcare, Inc.*(a)	74,100	1,207,089
Healthways, Inc.*	22,179	357,747
LifePoint Hospitals, Inc.*(a)	45,290	1,455,621
RehabCare Group, Inc.*	69,300	1,254,330

		4,274,787

Healthcare Technology
MedQuist, Inc.	21,870	104,757

Hotels, Restaurants & Leisure — 0.8%
Brinker International, Inc.	16,700	298,763
Cheesecake Factory, Inc. (The)*(a)	39,079	571,335
O’Charleys, Inc.	116,400	1,018,500
Ruby Tuesday, Inc.*(a)	35,600	206,124

		2,094,722

Household Durables — 1.3%
Ethan Allen Interiors, Inc.	6,870	192,497
Furniture Brands International, Inc.(a)	101,750	1,070,410
Snap-on, Inc.	25,100	1,321,766
Tupperware Brands Corp.(a)	23,000	635,490

		3,220,163

Household Products — 0.3%
Central Garden & Pet Co. (Class A Stock)*(a)	143,020	850,969

Industrial Products — 0.1%
EnergySolutions, Inc.	30,347	303,470

Information Technology Services — 0.7%
Perot Systems Corp. (Class A Stock)*(a)	98,900	1,715,915

Insurance — 5.7%
Allied World Assurance Holdings Ltd.	46,510	1,652,035
AMBAC Financial Group, Inc.	89,210	207,859
American Equity Investment Life Holding Co.(a)	111,781	838,358
Aspen Insurance Holdings Ltd. (Bermuda)	37,959	1,043,873
Assured Guaranty Ltd. (Bermuda)	8,170	132,844
CNA Surety Corp.*(a)	67,892	1,133,796
Donegal Group, Inc.(a)	22,752	412,494
EMC Insurance Group, Inc.(a)	31,820	938,054
Max Capital Group Ltd. (Bermuda)(a)	65,202	1,514,642
Meadowbrook Insurance Group, Inc.(a)	367,018	2,591,148
Navigators Group, Inc.*(a)	7,917	459,186
ProAssurance Corp.*	30,635	1,715,560
RLI Corp.	14,746	915,579
Zenith National Insurance Corp.	17,500	641,200

		14,196,628

Internet Services — 0.2%
Ariba, Inc.*	31,319	442,537

Iron / Steel — 0.1%
Olympic Steel, Inc.	8,510	250,960

Leisure Equipment & Products — 0.1%
Callaway Golf Co.(a)	25,985	365,609

Life Science Tools & Services — 0.2%
Enzo Biochem, Inc.*(a)	52,000	571,480

Machinery — 4.3%
Albany International Corp. (Class A Stock)(a)	50,100	1,369,233
IDEX Corp.	22,400	694,848
Kaydon Corp.(a)	32,680	1,472,561
Kennametal, Inc.	47,820	1,296,878
Mueller Industries, Inc.(a)	63,355	1,457,799
RBC Bearings, Inc.*(a)	48,280	1,626,553
Sauer-Danfoss, Inc.	45,900	1,133,271
Wabtec Corp.	30,300	1,552,269

		10,603,412

Machinery & Equipment — 1.9%
Actuant Corp. (Class A Stock)	44,611	1,125,982
Applied Industrial Technologies, Inc.(a)	56,706	1,527,093
Franklin Electric Co., Inc.(a)	17,770	791,653
Tennant Co.(a)	40,116	1,374,374

		4,819,102

Marine — 0.5%
Kirby Corp.*(a)	32,900	1,248,226

Medical Supplies & Equipment — 1.8%
Cardiac Science Corp.*(a)	101,712	1,053,737
Edwards Lifesciences Corp.*	12,304	710,679
Orthofix International NV*	14,540	270,880

PSS World Medical, Inc.*(a)	43,282	843,999
Symmetry Medical, Inc.*(a)	86,650	1,608,224

		4,487,519

Metals & Mining — 1.2%
Carpenter Technology Corp.	19,560	501,714
Haynes International, Inc.*(a)	18,830	881,809
Kaiser Aluminum Corp.(a)	35,049	1,505,354

		2,888,877

Multi-Line Retail — 0.2%
Dillard’s, Inc. (Class A Stock)	43,900	518,020

Oil, Gas & Consumable Fuels — 3.7%
Approach Resources, Inc.*	31,144	450,342
Core Laboratories NV (Netherlands)	6,189	627,070
Denbury Resources, Inc.*(a)	44,200	841,568
Dril-Quip, Inc.*(a)	26,010	1,128,574
ION Geophysical Corp.*(a)	93,000	1,319,670
NGAS Resources, Inc.*(a)	19,692	93,537
Parallel Petroleum Corp.*(a)	72,807	685,842
Petroleum Development Corp.*	31,427	1,394,416
Rex Energy Corp.*(a)	44,494	701,225
South Jersey Industries, Inc.(a)	2,027	72,364
Southwest Gas Corp.	25,367	767,605
XTO Energy, Inc.	22,725	1,057,167

		9,139,380

Paper & Forest Products — 0.3%
Caraustar Industries, Inc.*	140,851	211,276
Louisiana-Pacific Corp.(a)	62,400	580,320

		791,596

Pharmaceuticals — 0.2%
Medarex, Inc.*	73,352	474,587

Real Estate Investment Trust - Apartment — 0.8%
American Campus Communities, Inc.(a)	55,879	1,893,181

Real Estate Investment Trusts — 7.4%
Acadia Realty Trust(a)	43,651	1,103,497
American Land Lease, Inc.	28,400	551,812
BioMed Realty Trust, Inc.(a)	123,349	3,262,581
Cogdell Spencer, Inc.	25,143	403,294
Cousins Properties, Inc.(a)	45,700	1,154,382
Digital Realty Trust, Inc.(a)	38,063	1,798,477
Duke Realty Corp.	18,400	452,272
iStar Financial, Inc.	40,990	106,574
LaSalle Hotel Properties	38,900	907,148
Liberty Property Trust(a)	16,400	617,460
MFA Mortgage Investments, Inc.	132,246	859,599
Mid-America Apartment Communities, Inc.(a)	34,150	1,678,131
National Retail Properties, Inc.(a)	57,981	1,388,645
Omega Healthcare Investors, Inc.	74,162	1,458,025
Parkway Properties, Inc.(a)	42,187	1,597,200
Saul Centers, Inc.	5,550	280,497
U-Store-It Trust	55,753	684,089

		18,303,683

Restaurants — 0.4%
California Pizza Kitchen, Inc.*(a)	49,114	632,097
CEC Entertainment, Inc.*(a)	11,921	395,777

		1,027,874

Retail & Merchandising — 1.9%
Aaron Rents, Inc.(a)	47,919	1,297,167
Big Lots, Inc.*(a)	44,157	1,228,889
Cache, Inc.*	63,843	438,601
Pacific Sunwear of California, Inc.*(a)	136,560	919,049
Pier 1 Imports, Inc.*	62,120	256,556
School Specialty, Inc.*(a)	17,755	553,779

		4,694,041

Semiconductors & Semiconductor Equipment — 4.9%
Atmel Corp.*	165,726	561,811
Cirrus Logic, Inc.*(a)	69,229	377,298
Emulex Corp.*(a)	67,790	723,319
Entegris, Inc.*	226,630	1,096,889
Exar Corp.*(a)	199,030	1,524,570
Fairchild Semiconductor International, Inc.*	117,700	1,046,353
FormFactor, Inc.*(a)	25,706	447,799
Kulicke & Soffa Industries, Inc.*	290,490	1,310,110
Omnivision Technologies, Inc.*(a)	81,730	932,539
ON Semiconductor Corp.*(a)	277,383	1,875,109
Semtech Corp.*	42,849	598,172
Verigy Ltd. (Singapore)*	104,400	1,699,632

		12,193,601

Software — 2.4%
Citrix Systems, Inc.*	11,200	282,912
EPIQ Systems, Inc.*(a)	97,150	1,321,240
Lawson Software, Inc.*(a)	411,993	2,883,951
McAfee, Inc.*	36,100	1,225,956
Sybase, Inc.*(a)	11,141	341,137

		6,055,196

Specialty Retail — 1.3%
Aeropostale, Inc.*(a)	30,707	986,002
Buckle, Inc. (The)(a)	6,790	377,117
Cato Corp. (The) (Class A Stock)	70,470	1,236,748
Penske Auto Group, Inc.	22,590	259,107
Williams-Sonoma, Inc.(a)	28,100	454,658

		3,313,632

Telecommunications — 1.8%
ADC Telecommunications, Inc.*	59,175	500,029
Alaska Communications Systems Group, Inc.	27,323	334,160
Anixter International, Inc.*(a)	17,009	1,012,206
Polycom, Inc.*(a)	15,901	367,790
Premiere Global Services, Inc.*(a)	34,986	491,903
RCN Corp.*(a)	41,458	508,275
Syniverse Holdings, Inc.*	41,983	697,338
Tekelec*(a)	40,487	566,413

		4,478,114

Textiles — 0.5%
G & K Services, Inc. (Class A Stock)(a)	33,981	1,123,072

Textiles, Apparel & Luxury Goods — 0.5%
Timberland Co. (Class A Stock)*(a)	69,300	1,203,741

Thrifts & Mortgage Finance — 0.3%
City Bank/Lynnwood WA(a)	40,380	629,928

Transportation — 0.6%
Aegean Marine Petroleum Network, Inc.	13,792	308,251
Forward Air Corp.(a)	8,535	232,408
Heartland Express, Inc.	58,771	912,126

		1,452,785

Utilities — 2.4%
Cleco Corp.(a)	62,410	1,575,852
CMS Energy Corp.	58,680	731,740
El Paso Electric Co.*(a)	120,613	2,532,873
Unisource Energy Corp.	7,248	211,569
Westar Energy, Inc.	44,344	1,021,686

		6,073,720

TOTAL LONG-TERM INVESTMENTS (cost $251,741,781)		235,766,006

SHORT-TERM INVESTMENT — 45.9%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund - Taxable Money Market Series (cost $114,014,986; includes $111,836,995 of cash collateral for securities on loan)(b)(w)	114,014,986	114,014,986

TOTAL SHORT-TERM INVESTMENTS (cost $114,014,986)		114,014,986

TOTAL INVESTMENTS — 140.7% (cost $365,756,767)		349,780,992
Liabilities in excess of other assets — (40.7)%		(101,219,226)

NET ASSETS — 100.0%		$248,561,766

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $109,293,662; cash collateral of $111,836,995 (included with liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(w)	Prudential Investments LLC, the co-manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$349,780,992	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$349,780,992	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

SP STRATEGIC PARTNERS FOCUSED GROWTH PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 97.1%
COMMON STOCKS
Beverages — 2.3%
PepsiCo, Inc.	15,000	$1,069,050

Biotechnology — 10.9%
Celgene Corp.*	31,200	1,974,336
Genentech, Inc.*	6,400	567,552
Gilead Sciences, Inc.*	53,450	2,436,251

		4,978,139

Capital Markets — 3.8%
Charles Schwab, Corp. (The)	67,500	1,755,000

Chemicals — 5.6%
Air Products & Chemicals, Inc.	2,050	140,404
Monsanto Co.	24,450	2,420,061

		2,560,465

Communication Equipment — 12.4%
Cisco Systems, Inc.*	112,250	2,532,360
QUALCOMM, Inc.	51,700	2,221,549
Research In Motion Ltd. (Canada)*	13,800	942,540

		5,696,449

Computers & Peripherals — 7.1%
Apple, Inc.*	18,235	2,072,590
Hewlett-Packard Co.	25,700	1,188,368

		3,260,958

Diversified Consumer Services — 3.1%
Visa, Inc. (Class A Stock)	22,900	1,405,831

Diversified Financials — 2.6%
CME Group, Inc.	3,210	1,192,547

Energy Equipment & Services — 5.4%
Schlumberger Ltd. (Netherlands)	31,700	2,475,453

Financial - Bank & Trust — 0.7%
Blackstone Group LP (The)	22,248	341,284

Financials — 0.9%
Goldman Sachs Group, Inc. (The)	3,325	425,600

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	4,700	305,171
CVS/Caremark Corp.	32,200	1,083,852

		1,389,023

Healthcare Equipment & Supplies — 3.8%
Baxter International, Inc.	26,500	1,739,195

Healthcare Providers & Services — 0.7%
Medco Health Solutions, Inc.*	7,400	333,000

Household Products — 3.2%
Colgate-Palmolive Co.	6,000	452,100
Procter & Gamble Co.	14,800	1,031,412

		1,483,512

Industrial — 0.6%
Honeywell International, Inc.	6,700	278,385

Internet & Catalog Retail — 3.8%
Amazon.com, Inc.*	23,600	1,717,136

Internet Software & Services — 6.5%
Google, Inc. (Class A Stock)*	7,405	2,965,851

Life Science Tools & Services — 3.3%
Thermo Fisher Scientific, Inc.*	27,400	1,507,000

Machinery — 0.5%
Deere & Co.	4,375	216,563

Multi-Line Retail — 1.1%
Kohl’s Corp.*	11,100	511,488

Oil, Gas and Consumable Fuels — 1.0%
EOG Resources, Inc.	4,875	436,118

Pharmaceuticals — 9.9%
Abbott Laboratories	29,300	1,687,094
Alcon, Inc. (Switzerland)	13,100	2,115,781
Teva Pharmaceutical Industries Ltd., ADR (Israel)	15,900	728,061

		4,530,936

Restaurants — 1.1%
McDonald’s Corp.	8,100	499,770

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp. (Class A Stock)*	11,375	211,916
Intel Corp.	12,000	224,760

		436,676

Software — 2.8%
Adobe Systems, Inc.*	31,900	1,259,093

TOTAL LONG-TERM INVESTMENTS (cost $41,228,850)		44,464,522

SHORT-TERM INVESTMENT — 2.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund—Taxable Money Market Series (cost $936,503)(w)	936,503	936,503

TOTAL INVESTMENTS — 99.1% (cost $42,165,353)		45,401,025
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		399,448

NET ASSETS — 100.0%		$45,800,473

The following abbreviation is used in Portfolio descriptions:

ADR	American Depositary Receipt
*	Non-income producing security.
(w)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$45,401,025	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$45,401,025	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the value of investments.

STOCK INDEX PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 98.1%
COMMON STOCKS
Aerospace/Defense 2.7%
Boeing Co.	176,336	$10,112,870
General Dynamics Corp.	92,900	6,839,298
Goodrich Corp.	28,600	1,189,760
Honeywell International, Inc.	173,050	7,190,228
L-3 Communications Holdings, Inc.	27,400	2,693,968
Lockheed Martin Corp.	76,598	8,400,503
Northrop Grumman Corp.	83,426	5,050,610
Precision Castparts Corp.	30,000	2,363,400
Raytheon Co.	102,918	5,507,142
Rockwell Collins, Inc.	38,500	1,851,465
United Technologies Corp.	224,200	13,465,452

		64,664,696

Air Freight & Logistics 1.0%
C.H. Robinson Worldwide, Inc.(b)	38,200	1,946,672
Expeditors International of Washington, Inc.(b)	45,200	1,574,768
FedEx Corp.	69,040	5,456,922
United Parcel Service, Inc. (Class B Stock)	232,100	14,596,769

		23,575,131

Airlines 0.1%
Southwest Airlines Co.(b)	157,337	2,282,960

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The)(a)(b)	45,200	692,012
Johnson Controls, Inc.(b)	138,300	4,194,639

		4,886,651

Automobiles 0.2%
Ford Motor Co.(a)(b)	480,959	2,500,987
General Motors Corp.(b)	110,100	1,040,445
Harley-Davidson, Inc.	52,600	1,961,980

		5,503,412

Beverages 2.8%
Anheuser-Busch Cos., Inc.(b)	160,300	10,400,264
Brown-Forman Corp. (Class B)	17,200	1,235,132
Coca-Cola Co. (The)	456,600	24,145,008
Coca-Cola Enterprises, Inc.	71,800	1,204,086
Constellation Brands, Inc. (Class A Stock)(a)	38,200	819,772
Molson Coors Brewing Co. (Class B Stock)	31,600	1,477,300
Pepsi Bottling Group, Inc.	33,600	980,112
PepsiCo, Inc.	357,940	25,510,384

		65,772,058

Biotechnology 1.6%
Amgen, Inc.(a)(b)	248,864	14,750,169
Biogen Idec, Inc.(a)	68,325	3,436,064
Celgene Corp.(a)	96,800	6,125,504
Genzyme Corp.(a)	59,300	4,796,777
Gilead Sciences, Inc.(a)	207,400	9,453,292

		38,561,806

Building Products 0.1%
Masco Corp.(b)	81,300	1,458,522

Capital Markets 2.7%
American Capital Strategies Ltd.	40,400	1,030,604
Ameriprise Financial, Inc.	55,200	2,108,640
Bank of New York Mellon Corp.(The)	265,189	8,639,858
Charles Schwab Corp.	221,600	5,761,600
E*Trade Financial Corp.(a)(b)	72,800	203,840
Federated Investors, Inc. (Class B Stock)	22,600	652,010
Franklin Resources, Inc.	36,800	3,243,184
Goldman Sachs Group, Inc. (The)	96,300	12,326,400
Invesco Ltd.	81,400	1,707,772
Janus Capital Group, Inc.(b)	39,000	946,920
Legg Mason, Inc.	32,600	1,240,756
Merrill Lynch & Co., Inc.(b)	344,500	8,715,850
Morgan Stanley	257,810	5,929,630
Northern Trust Corp.	45,500	3,285,100
State Street Corp.	96,100	5,466,168
T. Rowe Price Group, Inc.(b)	60,600	3,254,826

		64,513,158

Chemicals 2.0%
Air Products & Chemicals, Inc.	48,200	3,301,218
Ashland, Inc.	13,600	397,664
CF Industries Holding, Inc.	11,900	1,088,374
Dow Chemical Co.	212,861	6,764,723
E.I. du Pont de Nemours & Co.(b)	204,191	8,228,897
Eastman Chemical Co.	19,600	1,079,176
Ecolab, Inc.	36,300	1,761,276
Hercules, Inc.	27,900	552,141
International Flavors & Fragrances, Inc.	18,700	737,902
Monsanto Co.	126,096	12,480,982
PPG Industries, Inc.	35,800	2,087,856
Praxair, Inc.	71,200	5,107,888
Rohm & Haas Co.(b)	26,300	1,841,000
Sigma-Aldrich Corp.(b)	27,600	1,446,792

		46,875,889

Commercial Banks 3.0%
BB&T Corp.(b)	128,300	4,849,740
Comerica, Inc.(b)	36,450	1,195,196
Fifth Third Bancorp.	132,849	1,580,903
First Horizon National Corp.	28,342	265,276

Huntington Bancshares, Inc.	107,775	861,122
KeyCorp.	100,400	1,198,776
M&T Bank Corp.(b)	20,100	1,793,925
Marshall & Ilsley Corp.(b)	58,698	1,182,765
National City Corp.(b)	140,500	245,875
PNC Financial Services Group, Inc.(b)	82,100	6,132,870
Regions Financial Corp.(b)	180,412	1,731,955
SunTrust Banks, Inc.(b)	81,900	3,684,681
US Bancorp	403,181	14,522,580
Wachovia Corp.(b)	471,455	1,650,093
Wells Fargo & Co.(b)	761,920	28,594,858
Zions Bancorp.(b)	30,300	1,172,610

		70,663,225

Commercial Services & Supplies 0.5%
Allied Waste Industries, Inc.(a)	71,800	797,698
Avery Dennison Corp.	25,400	1,129,792
Cintas Corp.(b)	28,500	818,235
Equifax, Inc.	31,100	1,071,395
Monster Worldwide, Inc.(a)(b)	25,200	375,732
Pitney Bowes, Inc.	47,900	1,593,154
R.R. Donnelley & Sons Co.(b)	54,200	1,329,526
Robert Half International, Inc.	39,900	987,525
Waste Management, Inc.	113,330	3,568,762

		11,671,819

Communications Equipment 2.6%
Ciena Corp.(a)	10,657	107,423
Cisco Systems, Inc.(a)	1,337,400	30,171,744
Corning, Inc.	368,400	5,761,776
Harris Corp.	25,700	1,187,340
JDS Uniphase Corp.(a)	45,587	385,666
Juniper Networks, Inc.(a)(b)	120,900	2,547,363
Motorola, Inc.	510,595	3,645,648
QUALCOMM, Inc.	377,500	16,221,175
Tellabs, Inc.(a)(b)	88,000	357,280

		60,385,415

Computers & Peripherals 4.4%
Apple, Inc.(a)	200,600	22,800,196
Dell, Inc.(a)(b)	425,500	7,012,240
EMC Corp.(a)(b)	482,674	5,772,781
Hewlett-Packard Co.	566,716	26,204,948
International Business Machines Corp.(b)	311,700	36,456,431
Lexmark International, Inc. (Class A Stock)(a)(b)	23,614	769,108
Netapp, Inc.(a)	79,400	1,447,462
QLogic Corp.(a)	36,100	554,496
SanDisk Corp.(a)(b)	47,800	934,490
Sun Microsystems, Inc.(a)	178,950	1,360,020
Teradata Corp.(a)	46,300	902,850

		104,215,022

Construction & Engineering 0.2%
Fluor Corp.	41,400	2,305,980
Jacobs Engineering Group, Inc.(a)	28,500	1,547,835

		3,853,815

Construction Materials 0.1%
Vulcan Materials Co.(b)	22,800	1,698,600

Consumer Finance 0.7%
American Express Co.	268,200	9,502,326
Capital One Financial Corp.(b)	90,069	4,593,519
Discover Financial Services	120,705	1,668,143
SLM Corp.(a)	99,000	1,221,660

		16,985,648

Containers & Packaging 0.1%
Ball Corp.	23,400	924,066
Bemis Co., Inc.	22,900	600,209
Pactiv Corp.(a)	26,300	653,029
Sealed Air Corp.	39,820	875,642

		3,052,946

Distributors 0.1%
Genuine Parts Co.	37,325	1,500,838

Diversified Consumer Services 0.1%
Apollo Group, Inc. (Class A Stock)(a)(b)	31,300	1,856,090
H&R Block, Inc.	79,500	1,808,625

		3,664,715

Diversified Financial Services 4.8%
Bank of America Corp.(b)	1,047,035	36,646,224
CIT Group, Inc.(b)	77,300	538,008
Citigroup, Inc.	1,237,476	25,380,633
CME Group, Inc.(b)	14,870	5,524,354
IntercontinentalExchange, Inc.(a)	15,700	1,266,676
JPMorgan Chase & Co.	820,445	38,314,781
Leucadia National Corp.	38,900	1,767,616
Moody’s Corp.(b)	46,620	1,585,080
NYSE Euronext	56,700	2,221,506

		113,244,878

Diversified Telecommunication Services 2.7%
AT&T, Inc.	1,360,411	37,982,674
CenturyTel, Inc.	27,800	1,018,870
Embarq Corp.(b)	35,176	1,426,387
Frontier Communications Corp.(b)	84,200	968,300
Qwest Communications International, Inc.(b)	369,647	1,193,960
Verizon Communications, Inc.	661,738	21,235,172
Windstream Corp.	117,565	1,286,161

		65,111,524

Electric Utilities 2.1%
Allegheny Energy, Inc.	36,000	1,323,720
American Electric Power Co., Inc.	94,140	3,486,004
Duke Energy Corp.(b)	293,782	5,120,620
Edison International	75,300	3,004,470
Entergy Corp.	43,000	3,827,430
Exelon Corp.	150,250	9,408,655
FirstEnergy Corp.	70,336	4,711,809
FPL Group, Inc.	90,300	4,542,090
Pepco Holdings, Inc.	47,400	1,085,934
Pinnacle West Capital Corp.	24,200	832,722
PPL Corp.	81,700	3,024,534
Progress Energy, Inc.	59,414	2,562,526
Southern Co.	170,100	6,411,069

		49,341,583

Electrical Equipment 0.4%
Cooper Industries Ltd. (Class A Stock)	40,500	1,617,975
Emerson Electric Co.	184,800	7,537,992
Rockwell Automation, Inc.	32,500	1,213,550

		10,369,517

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc.(a)(b)	85,582	2,538,362
Amphenol Corp., Class A	10,300	413,442
Jabil Circuit, Inc.	44,000	419,760
Molex, Inc.	26,600	597,170
Tyco Electronics Ltd. (Bermuda)	117,560	3,251,710

		7,220,444

Energy Equipment & Services 2.6%
Baker Hughes, Inc.	72,430	4,384,912
BJ Services Co.	67,500	1,291,275
Cameron International Corp.(a)	49,500	1,907,730
ENSCO International, Inc.(b)	32,200	1,855,686
Halliburton Co.	203,000	6,575,170
Nabors Industries Ltd.(a)	65,600	1,634,752
National-Oilwell Varco, Inc.(a)	92,200	4,631,206
Noble Corp.	60,600	2,660,340
Rowan Cos., Inc.	24,100	736,255
Schlumberger Ltd.	275,400	21,505,986
Smith International, Inc.	46,200	2,709,168
Transocean, Inc.	71,636	7,868,498
Weatherford International Ltd.(a)	152,000	3,821,280

		61,582,258

Food & Staples Retailing 2.9%
Costco Wholesale Corp.(b)	99,132	6,436,641
CVS Caremark Corp.	320,038	10,772,479
Kroger Co.	152,500	4,190,700
Safeway, Inc.	103,900	2,464,508
SUPERVALU, Inc.	50,508	1,096,024
Sysco Corp.	137,200	4,229,876

Walgreen Co.	222,300	6,882,408
Wal-Mart Stores, Inc.	516,900	30,957,141
Whole Foods Market, Inc.(b)	28,300	566,849

		67,596,626

Food Products 1.7%
Archer-Daniels-Midland Co.(b)	148,338	3,250,086
Campbell Soup Co.	48,800	1,883,680
ConAgra Food, Inc.	114,000	2,218,440
Dean Foods Co.(a)	31,800	742,848
General Mills, Inc.	76,900	5,284,568
H.J. Heinz Co.	73,050	3,650,309
Hershey Co. (The)(b)	37,700	1,490,658
Kellogg Co.(b)	59,000	3,309,900
Kraft Foods, Inc.	344,911	11,295,835
McCormick & Co., Inc.	31,300	1,203,485
Sara Lee Corp.	168,000	2,121,840
Tyson Foods, Inc. (Class A Stock)(b)	56,000	668,640
Wrigley (William) Jr. Co.	47,500	3,771,500

		40,891,789

Gas Utilities 0.1%
Nicor, Inc.	12,200	541,070
Questar Corp.	39,800	1,628,616

		2,169,686

Healthcare Equipment & Supplies 2.3%
Baxter International, Inc.	145,900	9,575,417
Becton Dickinson & Co.	57,700	4,631,002
Boston Scientific Corp.(a)	313,699	3,849,087
C.R. Bard, Inc. (b)	24,600	2,333,802
Covidien Ltd. (Bermuda)	113,960	6,126,490
Hospira, Inc.(a)	37,220	1,421,804
Intuitive Surgical, Inc.(a)(b)	8,800	2,120,624
Medtronic, Inc.(b)	263,800	13,216,380
St. Jude Medical, Inc.(a)	83,100	3,614,019
Stryker Corp.(b)	51,000	3,177,300
Varian Medical Systems, Inc.(a)(b)	28,100	1,605,353
Zimmer Holdings, Inc.(a)	53,886	3,478,880

		55,150,158

Healthcare Providers & Services 2.0%
Aetna, Inc.	114,548	4,136,328
AmerisourceBergen Corp.	42,000	1,581,300
Cardinal Health, Inc.	80,175	3,951,024
CIGNA Corp.	65,600	2,229,088
Coventry Health Care, Inc.(a)	35,650	1,160,408
Davita Inc.(a)	22,000	1,254,220
Express Scripts, Inc.(a)	59,900	4,421,818
Humana, Inc.(a)	40,800	1,680,960
Laboratory Corp. of America Holdings(a)(b)	25,300	1,758,350
McKesson Corp.	64,107	3,449,598
Medco Health Solutions, Inc.(a)	117,992	5,309,640

Patterson Cos., Inc.(a)	19,100	580,831
Quest Diagnostics, Inc.	38,300	1,978,961
Tenet Healthcare Corp.(a)(b)	90,000	499,500
UnitedHealth Group, Inc.	284,100	7,213,299
Wellpoint, Inc.(a)	123,100	5,757,387

		46,962,712

Healthcare Technology
IMS Health, Inc.	47,420	896,712

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.(b)	96,100	3,397,135
Darden Restaurants, Inc.	35,550	1,017,797
International Game Technology	67,000	1,151,060
Marriott International, Inc. (Class A Stock)	63,600	1,659,324
McDonald’s Corp.	258,300	15,937,110
Starbucks Corp.(a)	159,100	2,365,817
Starwood Hotels & Resorts Worldwide, Inc.(b)	43,000	1,210,020
Wyndham Worldwide Corp.	44,763	703,227
Yum! Brands, Inc.	112,000	3,652,320

		31,093,810

Household Durables 0.4%
Black & Decker Corp.(b)	12,400	753,300
Centex Corp.	24,600	398,520
D.R. Horton, Inc.(b)	55,200	718,704
Fortune Brands, Inc.(b)	33,800	1,938,768
Harman International Industries, Inc.	14,100	480,387
KB Home	17,232	339,126
Leggett & Platt, Inc.	44,300	965,297
Lennar Corp. (Class A Stock)	29,000	440,510
Newell Rubbermaid, Inc.	64,649	1,115,842
Pulte Homes, Inc.	35,700	498,729
Snap-On, Inc.	12,300	647,718
Stanley Works (The)	19,100	797,234
Whirlpool Corp.(b)	17,507	1,388,130

		10,482,265

Household Products 2.8%
Clorox Co.	32,600	2,043,694
Colgate-Palmolive Co.	117,400	8,846,090
Kimberly-Clark Corp.	96,988	6,288,702
Procter & Gamble Co.	698,981	48,711,985

		65,890,471

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)(a)(b)	159,700	1,866,893
Constellation Energy Group, Inc.	34,850	846,855
Dynegy, Inc.(a)	92,800	332,224

		3,045,972

Industrial Conglomerates 3.1%
3M Co.	159,200	10,874,952
General Electric Co.	2,269,100	57,862,049
Textron, Inc.	57,800	1,692,384
Tyco International Ltd. (Bermuda)	119,960	4,200,999

		74,630,384

Insurance 2.7%
AFLAC, Inc.	108,700	6,386,125
Allstate Corp. (The)	123,488	5,695,267
American International Group, Inc.(b)	620,587	2,066,555
Aon Corp.(b)	65,925	2,963,988
Assurant, Inc.	24,500	1,347,500
Chubb Corp.	86,400	4,743,360
Cincinnati Financial Corp.	43,228	1,229,404
Genworth Financial, Inc. (Class A Stock)	112,300	966,903
Hartford Financial Services Group, Inc.	74,800	3,066,052
Lincoln National Corp.	62,963	2,695,446
Loews Corp.(b)	79,426	3,136,533
Marsh & McLennan Cos., Inc.	117,100	3,719,096
MBIA, Inc.(b)	36,550	434,945
MetLife, Inc.	161,100	9,021,600
Principal Financial Group, Inc.	61,300	2,665,937
Progressive Corp. (The)	148,100	2,576,940
Torchmark Corp.	21,900	1,309,620
Travelers Cos., Inc. (The)	140,898	6,368,590
Unum Group	86,456	2,170,046
XL Capital Ltd. (Class A Stock)	66,300	1,189,422

		63,753,329

Internet & Catalog Retail 0.2%
Amazon.Com, Inc.(a)	68,300	4,969,508
Expedia, Inc.(a)(b)	44,900	678,439

		5,647,947

Internet Software & Services 1.5%
Akamai Technologies, Inc.(a)	36,100	629,584
eBay, Inc.(a)(b)	258,000	5,774,040
Google, Inc. (Class A Stock)(a)	53,750	21,527,950
VeriSign, Inc.(a)(b)	44,500	1,160,560
Yahoo!, Inc.(a)	305,900	5,292,070

		34,384,204

IT Services 0.9%
Affiliated Computer Services, Inc. (Class A Stock)(a)	22,500	1,139,175
Automatic Data Processing, Inc.	117,400	5,018,850
Cognizant Technology Solutions Corp. (Class A Stock)(a)	58,600	1,337,838
Computer Sciences Corp.(a)	36,700	1,474,973
Convergys Corp.(a)	32,200	475,916
Fidelity National Information Services, Inc.	34,400	635,024
Fiserv, Inc.(a)(b)	34,700	1,642,004
Mastercard Inc. (Class A Stock)(b)	15,800	2,801,814
Paychex, Inc.(b)	71,250	2,353,388
Total System Services, Inc.	41,593	682,125

Unisys Corp.(a)	67,000	184,250
Western Union Co. (The)	172,404	4,253,207

		21,998,564

Leisure Equipment & Products 0.2%
Eastman Kodak Co.	61,000	938,180
Hasbro, Inc.(b)	34,950	1,213,464
Mattel, Inc.	78,181	1,410,385

		3,562,029

Life Sciences, Tools & Services 0.4%
Applera Corp.-Applied Biosystems Group	39,600	1,356,300
Millipore Corp.(a)(b)	10,800	743,040
PerkinElmer, Inc.	31,000	774,070
Thermo Fisher Scientific, Inc.(a)	95,100	5,230,500
Waters Corp.(a)	23,000	1,338,140

		9,442,050

Machinery 1.7%
Caterpillar, Inc.(b)	145,500	8,671,800
Cummins, Inc.(b)	49,600	2,168,512
Danaher Corp.	57,200	3,969,680
Deere & Co.	97,300	4,816,350
Dover Corp.	43,500	1,763,925
Eaton Corp.	36,500	2,050,570
Illinois Tool Works, Inc.	92,800	4,124,960
Ingersoll-Rand Co., Ltd.	70,247	2,189,599
ITT Corp.	41,500	2,307,815
Manitowoc Co., Inc. (The)	30,600	475,830
PACCAR, Inc.(b)	84,028	3,209,029
Pall Corp.	23,200	797,848
Parker Hannifin Corp.	39,687	2,103,411
Terex Corp.(a)	24,200	738,584

		39,387,913

Media 2.6%
CBS Corp. (Class B Stock)	168,768	2,460,637
Comcast Corp. (Class A Stock)	669,846	13,149,077
DIRECTV Group, Inc. (The)(a)	148,000	3,873,160
Gannett Co., Inc.(b)	56,300	952,033
Interpublic Group of Cos., Inc.(a)(b)	96,000	744,000
McGraw-Hill Cos., Inc.(b)	72,900	2,304,369
Meredith Corp.(b)	3,000	84,120
New York Times Co. (The) (Class A Stock)(b)	23,500	335,815
News Corp. (Class A Stock)(b)	515,000	6,174,850
Omnicom Group, Inc.	71,500	2,757,040
Scripps Networks Interactive (Class A Stock)(b)	16,700	606,377
Time Warner, Inc.(b)	823,720	10,798,969
Viacom, Inc. (Class B Stock)(a)	148,068	3,678,009
Walt Disney Co. (The)(b)	428,201	13,141,489
Washington Post Co. (The) (Class B Stock)	1,200	668,112

		61,728,057

Metals & Mining 0.8%
AK Steel Holding, Corp.	23,900	619,488
Alcoa, Inc.	189,476	4,278,368
Allegheny Technologies, Inc.	23,240	686,742
Freeport-McMoRan Copper & Gold, Inc.(b)	88,006	5,003,141
Newmont Mining Corp.(b)	106,103	4,112,552
Nucor Corp.	72,800	2,875,600
Titanium Metals Corp.(b)	8,000	90,720
United States Steel Corp.	27,740	2,152,901

		19,819,512

Multiline Retail 0.8%
Big Lots, Inc.(a)(b)	16,900	470,327
Dillard’s, Inc. (Class A Stock)	3,650	43,070
Family Dollar Stores, Inc.	37,100	879,270
J.C. Penney Co., Inc.	48,000	1,600,320
Kohl’s Corp.(a)(b)	69,200	3,188,736
Macy’s, Inc.	91,720	1,649,126
Nordstrom, Inc.(b)	36,500	1,051,930
Sears Holdings Corp.(a)(b)	12,312	1,151,172
Target Corp.	175,068	8,587,085

		18,621,036

Multi-Utilities 1.2%
Ameren Corp.	48,500	1,892,955
CenterPoint Energy, Inc.	79,010	1,151,176
CMS Energy Corp.(b)	58,500	729,495
Consolidated Edison, Inc.(b)	62,800	2,697,888
Dominion Resources, Inc.	132,584	5,671,944
DTE Energy Co.	39,200	1,572,704
Integrys Energy Group, Inc.	17,750	886,435
NiSource, Inc.	65,900	972,684
PG&E Corp.	79,600	2,981,020
Public Service Enterprise Group, Inc.	118,500	3,885,615
Sempra Energy	54,454	2,748,293
TECO Energy, Inc.	42,100	662,233
Xcel Energy, Inc.(b)	101,295	2,024,887

		27,877,329

Office Electronics 0.1%
Xerox Corp.	232,092	2,676,021

Oil, Gas & Consumable Fuels 10.5%
Anadarko Petroleum Corp.	108,326	5,254,894
Apache Corp.	78,750	8,212,050
Cabot Oil & Gas Corp.	20,600	744,484
Chesapeake Energy Corp.	114,900	4,120,314
Chevron Corp.	473,692	39,070,115
ConocoPhillips	351,679	25,760,487
Consol Energy, Inc.	42,700	1,959,503
Devon Energy Corp.	100,200	9,138,240
El Paso Corp.(b)	168,611	2,151,476
EOG Resources, Inc.(b)	56,900	5,090,274

Exxon Mobil Corp.	1,185,370	92,055,833
Hess Corp.	63,800	5,236,704
Marathon Oil Corp.	165,094	6,582,298
Massey Energy Co.	17,500	624,225
Murphy Oil Corp.(b)	44,600	2,860,644
Noble Energy, Inc.	40,400	2,245,836
Occidental Petroleum Corp.	189,600	13,357,320
Peabody Energy Corp.(b)	60,700	2,731,500
Pioneer Natural Resources Co.	15,400	805,112
Range Resources Corp.	30,200	1,294,674
Southwestern Energy Co.(a)	78,100	2,385,174
Spectra Energy Corp.	142,142	3,382,980
Sunoco, Inc.	27,000	960,660
Tesoro Petroleum Corp.(b)	29,500	486,455
Valero Energy Corp.	118,900	3,602,670
Williams Cos., Inc.	137,300	3,247,145
XTO Energy, Inc.	119,700	5,568,444

		248,929,511

Paper & Forest Products 0.3%
International Paper Co.(b)	96,267	2,520,270
MeadWestvaco Corp.	42,489	990,419
Weyerhaeuser Co.(b)	45,400	2,750,332

		6,261,021

Personal Products 0.2%
Avon Products, Inc.(b)	95,900	3,986,563
Estee Lauder Cos., Inc. (The) (Class A Stock)(b)	22,500	1,122,975

		5,109,538

Pharmaceuticals 6.6%
Abbott Laboratories	353,500	20,354,530
Allergan, Inc.(b)	68,800	3,543,200
Barr Pharmaceuticals, Inc.(a)	21,500	1,403,950
Bristol-Myers Squibb Co.	456,760	9,523,446
Forest Laboratories, Inc.(a)	71,400	2,019,192
Johnson & Johnson	639,471	44,302,550
King Pharmaceuticals, Inc.(a)(b)	80,033	766,716
Lilly (Eli) & Co.	229,200	10,091,676
Merck & Co., Inc.	502,100	15,846,276
Mylan, Inc.(a)(b)	62,500	713,750
Pfizer, Inc.	1,551,408	28,607,964
Schering-Plough Corp.	364,600	6,734,162
Watson Pharmaceuticals, Inc.(a)	27,900	795,150
Wyeth	305,800	11,296,252

		155,998,814

Real Estate Investment Trust 1.3%
Apartment Investment & Management Co. (Class A Stock)(b)	25,660	898,613
AvalonBay Communities, Inc.(b)	16,400	1,614,088
Boston Properties, Inc.(b)	27,600	2,585,016
Developers Diversified Realty Corp.(b)	26,400	836,616
Equity Residential(b)	57,500	2,553,575

General Growth Properties, Inc.(b)	59,600	899,960
HCP, Inc.	51,700	2,074,721
Host Hotels & Resorts, Inc.(b)	129,000	1,714,410
Kimco Realty Corp.	55,700	2,057,558
Plum Creek Timber Co., Inc.(b)	37,000	1,844,820
ProLogis	63,000	2,600,010
Public Storage	26,700	2,643,567
Simon Property Group, Inc.(b)	51,800	5,024,600
Vornado Realty Trust(b)	29,300	2,664,835

		30,012,389

Real Estate Management & Development
CB Richard Ellis Group, Inc., (Class A Stock)(a)	45,100	602,987

Road & Rail 1.1%
Burlington Northern Santa Fe Corp.(b)	67,226	6,213,699
CSX Corp.	92,024	5,021,750
Norfolk Southern Corp.	87,100	5,766,891
Ryder System, Inc.(b)	12,800	793,600
Union Pacific Corp.	118,400	8,425,344

		26,221,284

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.(a)(b)	106,900	561,225
Altera Corp.(b)	68,300	1,412,444
Analog Devices, Inc.	66,900	1,762,815
Applied Materials, Inc.(b)	294,500	4,455,785
Broadcom Corp. (Class A Stock)(a)(b)	109,150	2,033,465
Intel Corp.	1,300,500	24,358,365
KLA-Tencor Corp.(b)	33,400	1,057,110
Linear Technology Corp.(b)	48,700	1,493,142
LSI Corp.(a)(b)	156,900	840,984
MEMC Electronic Materials, Inc.(a)	46,700	1,319,742
Microchip Technology, Inc.(b)	38,900	1,144,827
Micron Technology, Inc.(a)(b)	154,900	627,345
National Semiconductor Corp.(b)	60,700	1,044,647
Novellus Systems, Inc.(a)	22,400	439,936
NVIDIA Corp.(a)	109,850	1,176,494
Teradyne, Inc.(a)	40,800	318,648
Texas Instruments, Inc.	303,000	6,514,500
Xilinx, Inc.(b)	64,200	1,505,490

		52,066,964

Software 3.7%
Adobe Systems, Inc.(a)	125,000	4,933,750
Autodesk, Inc.(a)(b)	48,200	1,617,110
BMC Software, Inc.(a)(b)	44,400	1,271,172
CA, Inc.	85,873	1,714,025
Citrix Systems, Inc.(a)(b)	41,900	1,058,394
Compuware Corp.(a)(b)	71,300	690,897
Electronic Arts, Inc.(a)	67,700	2,504,223
Intuit, Inc.(a)(b)	72,900	2,304,369
Microsoft Corp.	1,806,000	48,202,139
Novell, Inc.(a)	73,100	375,734

Oracle Corp.(a)	891,420	18,104,740
Salesforce.com Inc.(a)	16,700	808,280
Symantec Corp.(a)(b)	207,411	4,061,107

		87,645,940

Specialty Retail 1.6%
Abercrombie & Fitch Co. (Class A Stock)	19,500	769,275
AutoNation, Inc.(a)(b)	35,789	402,268
AutoZone, Inc.(a)(b)	9,300	1,147,062
Bed Bath & Beyond, Inc.(a)	56,900	1,787,229
Best Buy Co., Inc.	73,025	2,738,438
GameStop Corp. (Class A Stock)(a)	36,000	1,231,560
Gap, Inc. (The)(b)	110,587	1,966,237
Home Depot, Inc.(b)	390,419	10,107,948
Limited Brands, Inc.(b)	64,396	1,115,339
Lowe’s Cos., Inc.	328,300	7,777,427
Office Depot, Inc.(a)(b)	68,800	400,416
RadioShack Corp.	31,760	548,813
Sherwin-Williams Co. (The)(b)	24,900	1,423,284
Staples, Inc.(b)	151,500	3,408,750
Tiffany & Co.	28,300	1,005,216
TJX Cos., Inc.(b)	95,500	2,914,660

		38,743,922

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.(a)(b)	84,200	2,108,368
Jones Apparel Group, Inc.	28,000	518,280
Liz Claiborne, Inc.	26,400	433,752
NIKE, Inc. (Class B Stock)	83,600	5,592,840
Polo Ralph Lauren Corp.	13,200	879,648
V.F. Corp.(b)	20,136	1,556,714

		11,089,602

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	129,300	2,385,585
MGIC Investment Corp.(b)	13,000	91,390
Sovereign Bancorp, Inc.(b)	113,405	447,950

		2,924,925

Tobacco 1.7%
Altria Group, Inc.	477,100	9,465,664
Lorillard Inc.(b)	37,231	2,648,986
Philip Morris International, Inc.	477,700	22,977,370
Reynolds American, Inc.(b)	43,400	2,110,108
UST, Inc.	31,300	2,082,702

		39,284,830

Trading Companies & Distributors 0.1%
Fastenal Co.(b)	26,600	1,313,774
W.W. Grainger, Inc.	14,800	1,287,156

		2,600,930

Wireless Telecommunication Services 0.3%
American Tower Corp. (Class A Stock)(a)	90,000	3,237,300
Sprint Nextel Corp.	667,322	4,070,664

		7,307,964

TOTAL LONG-TERM INVESTMENTS (cost $1,496,025,882)		2,325,165,727

SHORT-TERM INVESTMENTS 14.8%
Affiliated Money Market Mutual Fund 14.7%

Dryden Core Investment Fund - Taxable Money Market Series (cost $347,143,154; includes $312,077,600 of cash collateral received for securities on loan)(c)(f)	347,143,154	347,143,154

	Principal Amount (000)
U.S. Government Obligation 0.1%
United States Treasury Bill(d)(e) .06%, 12/18/2008 (cost $3,299,571)	$3,300	3,297,997

TOTAL SHORT-TERM INVESTMENTS (cost $350,442,725)		350,441,151

TOTAL INVESTMENTS 112.9% (cost $1,846,468,607)		2,675,606,878
LIABILITIES IN EXCESS OF OTHER ASSETS(g) (12.9%)		(305,016,843)

NET ASSETS 100.0%		$2,370,590,035

(a)	Non income-producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $312,494,158 cash collateral of $312,077,600 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on September 30, 2008. Collateral was subsequently received on October 1, 2008 and the Portfolio remained in compliance.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Security segregated as collateral for futures contracts.
(e)	Rate quoted represents yield-to-maturity at purchase date.
(f)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(g)	Liabilities in excess of other assets include net unrealized depreciation on financial futures as follows:

Open futures contract outstanding at September 30, 2008:

Number of Contracts	Type	Expiration Date	Value at September 30, 2008	Value at Trade Date	Unrealized Depreciation
Long Position:
151	S&P 500 Index	Dec. 2008	$44,129,750	$44,304,470	$(174,720)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$2,672,308,881	$(174,720)
Level 2 - Other Significant Observable Inputs	3,297,997	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$2,675,606,878	$(174,720)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of December 31, 2007 and September 30, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS	September 30, 2008 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS 98.4%
Auto Components 0.4%
Goodyear Tire & Rubber Co. (The)(a)	332,800	$5,095,168

Capital Markets 4.9%
Bank of New York Mellon Corp. (The)	650,795	21,202,901
Goldman Sachs Group, Inc. (The)	148,500	19,008,000
KKR Private Equity Investors LP	172,700	1,623,380
KKR Private Equity Investors LP, RDU, Private Placement, 144A(f)(g) (original cost $22,639,596; purchased 5/03/06-5/05/06)	907,900	8,534,260
TD Ameritrade Holding Corp.(a)(b)	722,000	11,696,400

		62,064,941

Commercial Banks 1.5%
SunTrust Banks, Inc.(b)	419,800	18,886,802

Commercial Services & Supplies 1.8%
Waste Management, Inc.	729,900	22,984,551

Communications Equipment 0.9%
QUALCOMM, Inc.	281,100	12,078,867

Consumer Finance 2.0%
SLM Corp.(a)	2,097,600	25,884,384

Diversified Consumer Services 4.4%
Career Education Corp.(a)(b)	1,340,200	21,912,270
H&R Block, Inc.(b)	1,497,600	34,070,400

		55,982,670

Diversified Financial Services 0.8%
JPMorgan Chase & Co.	227,800	10,638,260

Electric Utilities 1.3%
Entergy Corp.	188,000	16,733,880

Energy Equipment & Services 1.7%
Halliburton Co.	303,300	9,823,887
National Oilwell Varco, Inc.(a)	233,100	11,708,613

		21,532,500

Food & Staples Retailing 6.5%
CVS Caremark Corp.	813,200	27,372,312
Kroger Co. (The)	1,277,400	35,102,952
Wal-Mart Stores, Inc.(b)	355,100	21,266,939

		83,742,203

Food Products 5.4%
Cadbury Schweppes PLC, ADR (United Kingdom)(b)	697,472	28,554,504
ConAgra Foods, Inc.(b)	1,446,700	28,152,782
Tyson Foods, Inc. (Class A Stock)(b)	1,055,900	12,607,446

		69,314,732

Healthcare Providers & Services 3.3%
Cardinal Health, Inc.	395,500	19,490,240
Omnicare, Inc.(b)	785,600	22,601,712

		42,091,952

Hotels, Restaurants & Leisure 0.3%
Interval Leisure Group, Inc.(a)	408,480	4,248,192

Household Products 2.2%
Kimberly-Clark Corp.	430,300	27,900,652

Independent Power Producers & Energy Traders 1.3%
NRG Energy, Inc.(a)(b)	685,100	16,956,225

Insurance 7.0%
Allstate Corp. (The)	269,500	12,429,340
Axis Capital Holdings Ltd.	477,600	15,144,696
Berkshire Hathaway, Inc. (Class B Stock)(a)	2,724	11,971,980
Loews Corp.(b)	477,100	18,840,679
XL Capital Ltd. (Class A Stock)(Bermuda)(b)	1,756,400	31,509,816

		89,896,511

Internet & Catalog Retail 1.4%
HSN, Inc.(a)	408,480	4,497,365
Ticketmaster Entertainment, Inc.(a)	1,259,140	13,510,572

		18,007,937

Internet Software & Services 2.4%
IAC/InterActiveCorp.(a)(b)	1,735,500	30,024,150

Media 7.0%
Comcast Corp. (Class A Stock)	2,254,900	44,263,687
Liberty Global, Inc. Series C(a)(b)	1,212,135	34,048,872
Sirius XM Radio, Inc.(a)(b)	20,650,200	11,770,614

		90,083,173

Multi-Utilities 2.2%
Sempra Energy	545,500	27,531,385

Office Electronics 1.9%
Xerox Corp.	2,101,200	24,226,836

Oil, Gas & Consumable Fuels 14.4%
Devon Energy Corp.	246,700	22,499,040
EOG Resources, Inc.	169,800	15,190,308
Hess Corp.	174,200	14,298,336

Nexen, Inc.	637,500	14,809,125
Occidental Petroleum Corp.	399,000	28,109,549
Petroleo Brasileiro SA, ADR (Brazil)	332,600	14,617,770
Suncor Energy, Inc.	452,500	19,068,350
Talisman Energy, Inc.	1,052,200	14,962,284
Trident Resources Corp. (Canada), Private Placement(a)(f)(g) (original cost $16,980,633; purchased 3/11/05-1/05/06)	404,537	3,801,146
Williams Cos., Inc.(b)	766,200	18,120,630
XTO Energy, Inc.	408,300	18,994,116

		184,470,654

Paper & Forest Products 1.2%
Domtar Corp.(a)	3,289,500	15,131,700

Pharmaceuticals 7.5%
Abbott Laboratories(b)	361,700	20,826,686
Mylan, Inc.(a)(b)	1,876,900	21,434,198
Schering-Plough Corp.	1,562,300	28,855,681
Wyeth	688,800	25,444,272

		96,560,837

Semiconductors & Semiconductor Equipment 1.8%
Marvell Technology Group Ltd.(a)	1,859,800	17,296,140
Spansion, Inc. (Class A Stock)(a)(b)	3,358,100	5,205,055

		22,501,195

Software 6.9%
CA, Inc.	1,428,200	28,506,872
Microsoft Corp.	632,300	16,876,087
Symantec Corp.(a)(b)	2,173,700	42,561,046

		87,944,005

Thrifts & Mortgage Finance 2.1%
People’s United Financial, Inc.	1,354,260	26,069,505
Tree.com, Inc.(a)	68,046	327,982

		26,397,487

Wireless Telecommunication Services 3.9%
NII Holdings, Inc.(a)	765,100	29,012,592
Sprint Nextel Corp.	2,440,236	14,885,440
Virgin Mobile USA, Inc. (Class A Stock)(a)(b)	2,181,000	6,412,140

		50,310,172

TOTAL COMMON STOCKS (cost $1,370,798,336)		1,259,222,021

	Principal Amount (000)
CORPORATE BOND 0.7%
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, PIK, 11.20%, due 8/12/12(f)(g) (original cost $11,385,714; purchased 8/20/07-9/29/08)
	CAD 11,938	9,507,760

	Units
WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp. (Canada), Private Placement, expiring 1/01/15(a)(f)(g)
(original cost $0; purchased 8/20/07)	1,043,852	98

TOTAL LONG-TERM INVESTMENTS
(cost $1,380,635,796)		1,268,729,879

	Shares
SHORT-TERM INVESTMENT 18.5%
Affiliated Money Market Mutual Fund
Dryden Core Investment Fund - Taxable Money Market Series (cost $235,834,686; includes $233,966,677 cash collateral for securities on loan)(c)(d)	235,834,686	235,834,686

TOTAL INVESTMENTS(e) 117.6%
(cost $1,616,470,482)		1,504,564,565

LIABILITIES IN EXCESS OF OTHER ASSETS (17.6%)		(225,500,538)

NET ASSETS 100.0%		$1,279,064,027

The following abbreviations are used in portfolio descriptions:

ADR	–	American Depositary Receipt

CAD	–	Canadian Dollar

PIK	–	Payment in Kind

RDU	–	Restricted Depositary Unit

144A	–	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $228,790,664; cash collateral of $233,966,677 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Portfolio, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of September 30, 2008, four securities valued at $21,843,264 and representing 1.7% of net assets were fair valued in accordance with the policies adopted by the Board of Trustees. Of this amount, $21,843,264 was valued using Significant Unobservable Inputs (Level 3, as defined below).
(f)	Indicates an illiquid security.
(g)	Indicates a security restricted to resale. The aggregate cost of such securities was $51,005,943. The aggregate value of $21,843,264 is approximately 1.7% of net assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$1,482,721,301	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	21,843,264	—

Total	$1,504,564,565	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of 12/31/07	$31,877,059
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(10,033,795)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—

Balance as of 9/30/08	$21,843,264

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more that one principal market maker (if available, otherwise by a principal market maker or primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recent quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Prudential Series Fund’s (“Series Fund”) normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the price of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is each Portfolio’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transactions, including accrued interest. The value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or, if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current forward exchange rates.

Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

Certain Portfolios invest in the Taxable Money Market Series and Short-Term Bond Series (the “Series”), series of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series are a money market mutual fund and short-term bond fund, respectively, registered under the Investment Company Act of 1940, as amended, and managed by PI.

With respect to the Portfolios, book cost of assets differs from tax cost of assets as a result of each Portfolio’s adoption of a mark-to-market method of accounting for tax purposes. Under this method, tax cost of assets will approximate its fair market value.

Other information regarding the Series Fund is available in the Series Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Series Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Steve Pelletier
Steve Pelletier
President and Principal Executive Officer

Date November 24, 2008

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 24, 2008

*	Print the name and title of each signing officer under his or her signature.